Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Diamond Resorts International, Inc.
Entity Central Index Key	0001566897
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 26,204	$ 21,061	$ 18,191	$ 19,897	$ 27,329	$ 17,186
Cash in escrow and restricted cash	56,381	42,311		33,988
Mortgages and contracts receivable, net of allowance of $80,901 and $84,098, respectively	320,967	312,932		283,302
Due from related parties, net	22,978	22,995		28,265
Other Receivables	35,737	46,049		35,053
Income tax receivable	29	927		629
Prepaid expenses and other assets, net	122,766	58,024		53,477
Unsold Vacation Interests, net	300,488	315,867	256,525	256,805
Property and equipment, net	55,055	55,120		48,177
Assets held for sale	4,886	5,224		5,517
Intangible assets, net	108,312	112,498		68,109
Total assets	1,053,803	993,008		833,219
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	13,524	15,719		12,353
Due to related parties, net	96,799	64,204		55,522
Accrued liabilities	100,020	106,451		70,326
Income taxes payable	855	701		3,491
Deferred revenues	108,443	93,833		70,774
Senior secured notes, net of unamortized original issue discount of $8,997 and $9,454, respectively	416,747	416,491		415,546
Securitization notes and Funding Facilities, net of unamortized original issue discount of $913 and $1,054, respectively	278,928	256,302		250,895
Notes Payable	137,545	137,906		71,514
Total liabilities	1,152,861	1,091,607		950,421
Member capital (deficit):
Member capital (authorized and issued 1,387.8 common units, no par value)	155,568	155,568		152,247
Accumulated deficit	(235,161)	(237,434)		(251,077)
Accumulated other comprehensive loss	(19,465)	(16,733)		(18,372)
Total member capital (deficit)	(99,058)	(98,599)		(117,202)
Total liabilities and member capital (deficit)	$ 1,053,803	$ 993,008		$ 833,219

Condensed Consolidated Balance Sheets (Parenthetical) (Common Units Member, USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Mar. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]
Member capital (deficit):
Member capital, shares authorized	1,387,800	1,387,800	112.2	112.2
Member capital, capital units issued	1,387,800	1,387,800	103.8	103.8

Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Financing Costs	$ 1,500,000	$ 1,200,000	$ 5,000,000	$ 5,000,000
Revenues:
Vacation Interest sales	98,340,000	58,687,000	318,555,000	211,321,000	214,764,000
Provision for uncollectible Vacation Interest sales revenue	(6,672,000)	(4,115,000)	(25,457,000)	(16,562,000)	(12,655,000)
Vacation Interest, net	91,668,000	54,572,000	293,098,000	194,759,000	202,109,000
Management and member services	31,587,000	27,280,000	114,937,000	99,306,000	86,206,000
Consolidated resort operations	8,620,000	8,534,000	33,756,000	29,893,000	26,547,000
Interest	13,255,000	13,656,000	53,206,000	47,285,000	39,327,000
Other	8,322,000	4,908,000	28,671,000	19,778,000	16,636,000
Total revenues	153,452,000	108,950,000	523,668,000	391,021,000	370,825,000
Costs and Expenses:
Vacation Interest cost of sales	17,846,000	8,231,000	32,150,000	(9,695,000)	39,730,000
Advertising, sales and marketing	50,359,000	34,819,000	178,365,000	128,717,000	114,029,000
Vacation Interest carrying cost, net	8,237,000	9,272,000	36,363,000	41,331,000	29,821,000
Management and member services	9,779,000	8,275,000	35,330,000	27,125,000	22,444,000
Consolidated resort operations	7,722,000	7,082,000	30,311,000	27,783,000	23,972,000
Loan portfolio	2,505,000	2,351,000	9,486,000	8,652,000	8,600,000
Other operating	368,000	1,158,000	8,507,000	3,399,000	3,168,000
General and administrative	22,800,000	20,760,000	99,015,000	80,412,000	67,905,000
Depreciation and amortization	6,254,000	3,805,000	18,857,000	13,966,000	11,939,000
Interest expense	24,842,000	21,931,000	96,157,000	82,010,000	67,162,000
Loss on extinguishment of debt			0	0	1,081,000
Impairments and other write-offs	79,000	(11,000)	1,009,000	1,572,000	3,330,000
Gain on disposal of assets	(50,000)	(72,000)	(605,000)	(708,000)	(1,923,000)
Gain on bargain purchase from business combination	0	(51,000)	(20,610,000)	(14,329,000)	0
Total costs and expenses	150,741,000	117,550,000	524,335,000	390,235,000	391,258,000
Income (loss) before (benefit) provision for income taxes	2,711,000	(8,600,000)	(667,000)	786,000	(20,433,000)
(Benefit) provision for income taxes	438,000	975,000	(14,310,000)	(9,517,000)	(1,274,000)
Net income (loss)	2,273,000	(9,575,000)	13,643,000	10,303,000	(19,159,000)
Other comprehensive income:
Currency translation adjustments, net of tax of $0	(2,744,000)	1,991,000	1,632,000	(600,000)	(1,339,000)
Other	12,000	25,000	7,000	(26,000)	0
Total other comprehensive (loss) income, net of tax	(2,732,000)	2,016,000	1,639,000	(626,000)	(1,339,000)
Comprehensive income (loss)	$ (459,000)	$ (7,559,000)

Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Parent	$ 0	$ 0	$ 0	$ 0	$ 0
Provision for Doubtful Accounts	6,672	4,115	25,457	16,562
Restricted Subsidiaries [Member]
Provision for Doubtful Accounts			$ 25,457	$ 16,562	$ 12,655

Condensed Consolidated Statements of Member Capital (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation				$ (3,321)
Second Lien Warrants							0
Permanent Capital, Beginning Balance	(98,599)	(117,202)	(117,202)	(117,202)	(211,749)	(207,389)
Issuance of common and preferred units						149,404
Repurchase of a portion of outstanding warrants						(16,598)
Repurchase Of Redeemable Preferred Units Value						(18,540)
Stock Repurchased During Period, Shares							179.3
Stockholders' Equity, Period Increase (Decrease)							(36,680)
Costs Related To Issuance Of Common And Preferred Units		8					2,888
Repurchase of a portion of outstanding common units						(16,352)
Costs related to issuance of preferred units						(4,632)
Priority returns and redemption premiums						(8,412)	(17,654)
Net loss for the six months ended	2,273	(9,575)	10,303	13,643	10,303	(19,159)	(19,159)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(2,744)	1,991		1,632	(600)	(1,339)
Currency translation adjustments, net of tax of $0	(2,744)	1,991		1,632		(600)	(1,339)
Other	12	25		7		(26)
Permanent Capital, Ending Balance	(99,058)	(124,769)		(98,599)	(117,202)	(211,749)	(207,389)
Temporary Capital Redeemable Preferred Units
Preferred Stock Dividends, Shares							1,000
Temporary Equity, Carrying Amount, Attributable to Parent						103,528
Temporary Capital, Beginning Balance, Shares						(1,000)
Issuance of common and preferred units, shares						133.3
Issuance of common and preferred units						10,151
Repurchase Of Redeemable Preferred Units Value						(103,065)
Repurchase Of Redeemable Preferred Units Shares						(1,133.3)	1,000
Priority returns and redemption premiums						8,412
Temporary Capital, Ending Balance, Shares				0	0	(1,000)	(1,000)
priority returns [Member]
Temporary Equity, Carrying Amount, Period Increase (Decrease)							(17,654)
Repurchase of Equity [Member]
Temporary Equity, Carrying Amount, Period Increase (Decrease)							(111,680)
Permanent Capital Accumulated Deficit
Share-based Compensation				0
Permanent Capital, Beginning Balance	(237,434)	(251,077)	(251,077)	(251,077)		(198,317)
Repurchase of a portion of outstanding warrants						(16,439)
Repurchase Of Redeemable Preferred Units Value						(18,540)
Stockholders' Equity, Period Increase (Decrease)							36,680
Costs Related To Issuance Of Common And Preferred Units							(2,888)
Repurchase of a portion of outstanding common units						(16,564)
Costs related to issuance of preferred units						(87)
Priority returns and redemption premiums						(8,412)	(17,654)
Net loss for the six months ended	2,273	(9,575)		13,643		10,303	(19,159)
Permanent Capital, Ending Balance	(235,161)	(260,652)		(237,434)		(201,338)	(198,317)
Permanent Capital Common Units
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures				103.8
Share-based Compensation				3,321
Second Lien Warrants							0
Permanent Capital, Beginning Balance		152,247	152,247	152,247		7,335
Permanent Capital, Beginning Balance, Shares		1,387,800	1,387,800	1,387,800		1,000
Issuance of common and preferred units, shares						332.5	269.3
Issuance of common and preferred units						149,404
Repurchase of a portion of outstanding warrants						(159)
Stock Repurchased During Period, Shares						34.7
Costs Related To Issuance Of Common And Preferred Units		8
Repurchase of a portion of outstanding common units						212
Costs related to issuance of preferred units						(4,545)
Permanent Capital, Ending Balance	155,568	152,239		155,568		7,335	7,335
Permanent Capital, Ending Balance, Shares	1,491.6	1,387,800		1,491.6		1,090	1,000
Permanent Capital Accumulated Other Comprehensive Income (Loss)
Permanent Capital, Beginning Balance	(16,733)	(18,372)	(18,372)	(18,372)		(16,407)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(2,744)	1,991		1,632		(600)	(1,339)
Other	12	25		7		(26)
Permanent Capital, Ending Balance	(19,465)	(16,356)		(16,733)		(17,746)	(16,407)
Equity Method Investments [Member]
Temporary Equity, Carrying Amount, Period Increase (Decrease)							$ 75,000

Condensed Consolidated Statements of Member Capital (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax on currency translation adjustment	$ 0	$ 0	$ 0	$ 0	$ 0

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net income (loss)	$ 2,273,000	$ (9,575,000)	$ 13,643,000	$ 10,303,000	$ (19,159,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	6,672,000	4,115,000	25,457,000	16,562,000	12,655,000
Amortization of capitalized financing costs and original issue discounts	1,874,000	1,506,000	6,293,000	6,138,000	2,521,000
Amortization of capitalized loan origination costs and portfolio discounts	(1,230,000)	(248,000)	(2,342,000)	(3,562,000)	(3,007,000)
Depreciation and amortization	6,254,000	3,805,000	18,857,000	13,966,000	11,939,000
Allocated Share-based Compensation Expense			3,321,000	0	0
Gains (Losses) on Extinguishment of Debt			0	0	1,081,000
Impairments and other write-offs	79,000	(11,000)	1,009,000	1,572,000	3,330,000
Gain on disposal of assets	(50,000)	(72,000)	(605,000)	(708,000)	(1,923,000)
Gain on bargain purchase from business combination	0	(51,000)	(20,610,000)	(14,329,000)	0
Deferred Income Tax Expense (Benefit)			13,010,000	8,568,000	0
Change in deferred income taxes			(13,010,000)	(8,567,000)	(377,000)
(Gain) loss on foreign currency exchange	61,000	(29,000)	113,000	(72,000)	42,000
Gain on mortgage repurchase	0	(11,000)	(27,000)	(196,000)	(191,000)
Unrealized gain on derivative instruments			0	(79,000)	(314,000)
Gain on insurance settlement	(2,203,000)	0	0	(3,535,000)	0
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(16,058,000)	(634,000)	(51,716,000)	(10,000)	12,190,000
Due from related parties, net	2,089,000	4,589,000	1,878,000	(6,267,000)	(5,776,000)
Other receivables, net	12,193,000	12,226,000	(7,756,000)	5,522,000	3,041,000
Prepaid expenses and other assets, net	(64,407,000)	(60,054,000)	(4,295,000)	(6,271,000)	(115,000)
Unsold Vacation Interests, net	13,210,000	1,454,000	(24,025,000)	(39,329,000)	10,308,000
Accounts payable	(1,884,000)	(220,000)	(502,000)	4,187,000	(3,224,000)
Due to related parties, net	35,552,000	50,472,000	23,021,000	23,965,000	5,255,000
Accrued liabilities	(3,051,000)	(5,533,000)	32,186,000	2,588,000	18,447,000
Income taxes payable (receivable)	1,089,000	435,000	(3,232,000)	(1,082,000)	4,632,000
Deferred revenues	15,415,000	18,537,000	22,258,000	1,372,000	8,632,000
Net cash provided by operating activities	10,338,000	20,701,000	24,600,000	9,292,000	66,001,000
Investing activities:
Property and equipment capital expenditures	(2,524,000)	(1,885,000)	(14,335,000)	(6,276,000)	(5,553,000)
Purchase of assets in connection acquisition, net cash acquired			0	0	(30,722,000)
Disbursement of Tempus Note Receivable			0	(3,493,000)	(3,005,000)
Proceeds from sale of assets	0	219,000	1,103,000	2,369,000	1,881,000
Net cash used in investing activities	(2,524,000)	(1,666,000)	(69,338,000)	(109,800,000)	(37,399,000)
Financing activities:
Changes in cash in escrow and restricted cash	(14,189,000)	(8,765,000)	(6,381,000)	(1,024,000)	10,526,000
Proceeds from issuance of Senior Secured Notes, net of original issue discount of $0, $0 and $10,570 respectively			0	0	414,430,000
Proceeds from issuance of securitization notes and Funding Facilities	127,680,000	30,607,000	119,807,000	206,817,000	54,100,000
Proceeds from issuance of notes payable	1,319,000	65,000	80,665,000	48,178,000	20,813,000
Payments on securitization notes and Funding Facilities	105,151,000	35,765,000	(114,701,000)	(138,910,000)	(90,226,000)
Payments on line of credit agreements			0	0	397,609,000
Payments on notes payable	(9,816,000)	(7,088,000)	(31,267,000)	(16,861,000)	(8,221,000)
Payments of debt issuance costs	(1,974,000)	(24,000)	(2,583,000)	(5,533,000)	(19,125,000)
Proceeds from issuance of common and preferred units			0	146,651,000	75,000,000
Repurchase of a portion of outstanding warrants			0	(16,598,000)	0
Payments for Repurchase of Common Stock			0	16,352,000	0
Repurchase of redeemable preferred units			0	(108,701,000)	0
Repurchase of equity previously held by another minority institutional investor			0	0	75,000,000
Payments of costs related to issuance of common and preferred units	0	8,000	0	(4,632,000)	(2,888,000)
Payments for derivative instrument			0	0	71,000
Net cash provided by financing activities	(2,131,000)	(20,978,000)	45,540,000	93,035,000	(18,271,000)
Net (decrease) increase in cash and cash equivalents	5,683,000	(1,943,000)	802,000	(7,473,000)	10,331,000
Effect of changes in exchange rates on cash and cash equivalents	(540,000)	237,000	362,000	41,000	(188,000)
Cash and cash equivalents, beginning of period	21,061,000	19,897,000	19,897,000	27,329,000	17,186,000
Cash and cash equivalents, end of period	26,204,000	18,191,000	21,061,000	19,897,000	27,329,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	32,689,000	32,054,000	80,367,000	74,138,000	44,634,000
Cash paid for taxes, net of tax refunds	(656,000)	549,000	1,960,000	161,000	(5,514,000)
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Noncash or Part Noncash Acquisition, Value of Assets Acquired					34,876,000
Liabilities Assumed					4,154,000
Priority returns and redemption premiums on preferred units			0	8,412,000	17,654,000
Insurance premiums financed through issuance of notes payable	5,914,000	6,043,000	10,504,000	8,500,000	7,897,000
Assets held for sale reclassified to unsold Vacation Interests			0	2,750,000	0
assets held for sale reclassified to management contracts			0	234,000	0
Unsold vacation interests reclassified to assets held for sale	0	18,000	431,000	0	10,064,000
Transfersfromassetstobedisposedbutnotactivelymarketed			0	1,589,000	0
other receivables reclassified to assets held for sale			54,000	0	0
property and equipment reclassified to be disposed			0	0	588,000
Managementcontractsreclassifiedtoassetsheldforsale			13,000	0	587,000
Proceeds from Issuance of Debt			$ 0	$ 0	$ 1,028,000

Other Receivables, net parenthetical (Parentheticals) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
THE Club dues receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	$ 13,788	$ 15,034	$ 12,329
Mini-Vacations and Sampler Programs revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	419	427	0
Owner maintenance fees for St Maarten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	2,887	2,993	2,610
Hospitality and Management Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	812	1,210	1,027
The Club conversion receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	$ 245	$ 249	$ 253

Other Receivables, net parenthethical (Parentheticals) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mini-Vacations and Sampler Programs revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	$ 419	$ 427	$ 0
THE Club dues receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	13,788	15,034	12,329
Owner maintenance fees for St Maarten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	2,887	2,993	2,610
Hospitality and Management Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	812	1,210	1,027
The Club conversion receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	$ 245	$ 249	$ 253

Condensed consolidating financial statements guarantor and non-guarantor - parenthetical (Parentheticals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Secured Debt [Member]	Mar. 31, 2013 Senior Notes [Member] Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2012 Senior Notes [Member] Parent and Guarantor Subsidiaries [Member]	Mar. 31, 2013 Senior Notes [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Senior Notes [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Senior Notes [Member] Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2012 Senior Notes [Member] Consolidation, Eliminations, Guarantor [Member]
Debt Instrument, Unamortized Discount	$ (753)	$ 8,253	$ 8,509	$ 0	$ 0	$ 0	$ 0

Background, Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background, Business and Basis of Presentation

Note 1	— Background, Business and Basis of Presentation
Business and Background
Diamond Resorts Corporation ("DRC") is the issuer of the 12.0% senior secured notes due 2018 ("Senior Secured Notes") and is the Registrant. All financial information in this report is of Diamond Resorts Parent, LLC ("DRP"), the parent of DRC and the parent guarantor under the Senior Secured Notes. DRP is a Nevada limited liability company created on March 28, 2007. DRP, together with its wholly-owned subsidiaries, is hereafter referred to as "Diamond Resorts" or the "Company." On April 26, 2007, a third-party investor contributed $62.4 million cash and Cloobeck Diamond Parent, LLC ("CDP"), the Company’s majority equityholder, contributed $7.1 million of net assets based on historical book values in exchange for common and preferred units. The third-party investor was issued common and preferred units with a liquidation preference as well as a priority return of 17.0% per annum, compounded quarterly, payable upon certain events. The preferred units did not provide to the holder any participation or conversion rights. The common and preferred members’ liability is limited to their respective capital contributions. The capitalization of the Company occurred on April 27, 2007 simultaneously with the acquisition of and merger with Sunterra Corporation ("Sunterra" or the "Predecessor Company") and cancellation of Sunterra’s outstanding common stock for $16.00 per share ("the Merger"). In July 2011, DRP completed an equity recapitalization transaction, pursuant to which it repurchased all of its preferred units and issued and redeemed common units in a series of private placement transactions.
The Company operates in the hospitality and vacation ownership industry, with an ownership base of more than 490,000 owner-families, or members, and a worldwide network of 295 destinations located in 32 countries throughout the continental United States ("U.S."), Hawaii, Canada, Mexico, the Caribbean, Central America, South America, Europe, Asia, Australia and Africa. The Company’s resort network includes 80 Diamond Resorts branded properties that are managed by the Company. In addition, the Company's network includes 211 affiliated resorts and hotels and four cruise itineraries, which do not carry the Company's brand and are not managed by the Company, but are a part of the Company's network and are available for its members to use as vacation destinations. As referenced in these financial statements, Diamond Resorts International® and THE Club® are trademarks of the Company.
The Company’s operations consist of two interrelated businesses: (i) hospitality and management services; and (ii) marketing and sales of Vacation Ownership Interests ("VOIs" or "Vacation Interests") and consumer financing for purchasers of the Company’s VOIs.
Hospitality and Management Services. The Company manages 80 branded resort properties, which are located in the continental U.S., Hawaii, Mexico, the Caribbean and Europe, as well as the seven multi-resort trusts (the "Collections"). As the manager of the Company’s branded resorts and the Collections, it provides rental services, billing services, account collections, accounting and treasury functions, and communications and information technology services. In addition, for branded resorts, the Company provides an online reservation system and customer service contact center, operates the front desks, furnishes housekeeping, maintenance and human resources services and operates amenities such as golf courses, food and beverage venues and retail shops.
As an integral part of the Company's hospitality and management services, it has entered into inventory recovery agreements with substantially all of the homeowners associations ("HOAs") for its managed resorts in North America, together with similar arrangements with all of the Collections and a majority of the European managed resorts, whereby it recovers VOIs from members who fail to pay their annual maintenance fee or assessments due to, among other things, death or divorce or other life-cycle events or lifestyle changes. Because the cost of operating the managed resorts is spread across the Company's member base, by recovering VOIs from members who have failed to pay their annual maintenance fee or assessments, the Company reduces bad debt expense at the HOA and Collection level (which is a component of the management fees billed to members by each resort's HOA or Collection association), supporting the financial well-being of those HOAs and Collections and providing the Company with additional VOIs for future sales.
HOAs. Each of the Diamond Resorts-branded resorts, other than certain resorts in the European Collection, is typically operated through an HOA, which is administered by a board of directors. Directors are elected by the owners of intervals at the resort (which may include one or more of the Collections) and may also include representatives appointed by the Company as the developer of the resort. As a result, the Company is entitled to voting rights with respect to directors of a given HOA by virtue of (i) its ownership of intervals at the related resort, (ii) its control of the Collections that hold intervals at the resort and/or (iii) its status as the developer of the resort. The board of directors of each HOA hires a management company to provide the services described above, which in the case of all Diamond Resorts-branded resorts, is the Company. The Company functions as an HOA for two resorts in St. Maarten and collects maintenance fees and pays operating expenses at these two resorts.
The management fees earned by the Company with respect to a resort are based on a cost-plus structure and are calculated based on the direct and indirect costs (including an allocation of a substantial portion of the Company's overhead related to the provision of management services) incurred by the HOA of the applicable resort. Under the current resort management agreements, the Company receives management fees generally ranging from 10.0% to 15.0% of the other costs of operating the applicable resort. Unlike typical commercial lodging management contracts, the management fees earned by the Company are not impacted by changes in a resort's average daily rate or occupancy level. Instead, the board of directors of the HOA for each resort engages in an annual budgeting process in which the board of directors of the HOA estimates the costs the HOA will incur for the coming year. In evaluating the anticipated costs of the HOA, the board of directors of the HOA considers the operational needs of the resort, the services and amenities that will be provided at or to the applicable resort and other costs of the HOA, some of which are impacted significantly by the location of the resort, size and type of the resort. Included in the anticipated operating costs of each HOA are its management fees, which generally range from 10.0% to 15.0% of the other anticipated operating costs of the HOA. The board of directors of each HOA discusses the various considerations and approves the annual budget, which determines the annual maintenance fees charged to each owner. One of the management services the Company provides to the HOA is the billing and collection of annual maintenance fees on the HOA's behalf. Annual maintenance fees for a given year are generally billed during the previous November, due by January and deposited in a segregated or restricted account that the Company manages on behalf of the HOA. As a result, a substantial majority of the fees for February through December of each year are collected from owners in advance. Funds are released to the Company from these accounts on a monthly basis for the payment of management fees as it provides management services.
The Company's HOA management contracts typically have initial terms of three to five years, with automatic one-year renewals. These contracts can generally only be terminated by the HOA upon a vote of the owners (which may include one or more of the Collections) prior to each renewal period, other than in some limited circumstances involving cause. In the case of the resorts the Company manages that are part of the European Collection (as defined below), generally the management agreements have either indefinite terms or long remaining terms (i.e., over 40 years) and can only be terminated for an uncured breach by the manager or a winding up of the European Collection. No HOA has terminated or elected not to renew any of the Company's management contracts during the past five years. The Company generally has the right to terminate its HOA management contracts at any time upon notice to the HOA but has terminated only one immaterial HOA management contract during the past five years.
Collections. The Collections currently consist of the following:

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the Diamond Resorts U.S. Collection (the “U.S. Collection”), which includes interests in resorts located in Arizona, California, Florida, Missouri, New Mexico, Nevada, South Carolina, Tennessee, Virginia and St. Maarten;

•	the Diamond Resorts Hawaii Collection (the “Hawaii Collection”), which includes interests in resorts located in Arizona, Hawaii and Nevada;

•	the Diamond Resorts California Collection (the “California Collection”), which includes interests in resorts located in Arizona, California and Nevada;

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the Diamond Resorts European Collection (the “European Collection”), which includes interests in resorts located in Austria, England, France, Italy, Norway, Portugal, Scotland, Spain Balearics, Spain Costa and Spain Canaries;

•
the Premiere Vacation Collection (“PVC”), which includes interests in resorts added to the Company's network in connection with the ILX Acquisition (See "Basis of Presentation" for the definition of the ILX Acquisition) located in Arizona, Colorado, Indiana, Nevada and Mexico;

•
the Monarch Grand Vacation Collection (“MGVC”), which includes interests in resorts added to the Company's network in connection with the PMR Acquisition (See "Basis of Presentation" for the definition of the PMR Acquisition) located in California, Nevada, Utah and Mexico; and

•
the Mediterranean Collection, which includes interests in resorts added to the Company's network in connection with the Aegean Blue Acquisition (See “Basis of Presentation” for the definition of the Aegean Blue Acquisition) located in the Greek Islands of Crete and Rhodes.

Each of the Collections is operated through a Collection association, which is administered by a board of directors. With the exception of PVC, which allows the developer to appoint the board of directors until 90.0% of all membership interests are sold, directors are elected by the points holders within the applicable Collection. The Company owns a significant number of points in each of the Collections, which it holds as inventory. The board of directors of each Collection hires a company to provide management services to the Collection, which in each case is the Company.
As with the Company's HOA management contracts, management fees charged to the Collections in the U.S. are based on a cost-plus structure and are calculated based on the direct and indirect costs (including an allocation of the Company's overhead related to the provision of management services) incurred by the Collection. Under the Company's current Collection management agreements, it receives management fees of 15.0% of the costs of the applicable Collection (except with respect to the management agreement with MGVC, under which the Company receives a management fee of 10.0% of the costs of MGVC). The management fees are included in the budgets prepared by each Collection association, which determines the annual maintenance fee charged to each owner. One of the management services the Company provides to the Collections is the billing and collection of annual maintenance fees on the Collection's behalf. Annual maintenance fees for a given year are generally billed during the previous November, due by January and deposited in a segregated or restricted account that the Company maintains on behalf of each Collection. As a result, a substantial majority of the fees for February through December of each year are collected from owners in advance. Funds are released to the Company from these accounts on a monthly basis for the payment of management fees as it provides the management services.
Apart from the management contract for the European Collection, the Company's Collection management contracts generally have initial terms of three to five years, with automatic one to five year renewals and can generally only be terminated by the Collection upon a vote of the Collection's members prior to each renewal period, other than in some limited circumstances involving cause. No Collection has terminated any of the Company's management contracts during the past five years. Apart from the management contract for the European Collection, the Company generally has the right to terminate its Collection management contracts at any time upon notice to the Collection. The management contract for the European Collection has an indefinite term, can only be terminated by the European Collection for an uncured breach by the manager or a winding up of the European Collection, and may not be terminated by the manager.
THE Club. Another key component of the Company's hospitality and management services business is THE Club, through which the Company operates a proprietary reservation system that enables its members to use their points to stay at any of the Company's branded and affiliated resorts. THE Club also offers its members a wide range of other benefits, such as the opportunity to purchase various products and services (such as consumer electronics, home appliances and insurance products) from third parties at discounted prices, for which the Company earns commissions. Dues payments for THE Club are billed and collected together with the annual maintenance fees billed to the Company's members who are also members of THE Club.
Sales and Financing of VOIs. The Company markets and sells VOIs that provide access to its network of 80 Diamond Resorts-branded and 211 affiliated resorts and hotels and four cruise itineraries. Since late 2007, the Company has marketed and sold VOIs primarily in the form of points.
The VOI inventory that the Company reacquires pursuant to its inventory recovery agreements provides a low-cost, recurring supply of VOIs that it can sell to its current and prospective members. The VOI inventory is also supplemented by VOIs recovered from members who default on their consumer loans and by inventory acquired through recent strategic transactions.
The Company closes its VOI sales primarily through sales presentations referred to as tours. These tours occur at sales centers and include a tour of the resort properties, as well as an in-depth explanation of the points-based VOI system and the value proposition it offers the Company's members. The tours are designed to provide guests with an in-depth overview of the company and its resort network, as well as a customized presentation to explain how the Company's products and services can meet their vacationing needs.
The Company provides loans to eligible customers who purchase VOIs through its U.S. and Mexican sales centers and choose to finance their purchase. These loans are collateralized by the underlying VOI, generally bear interest at a fixed rate, have a typical term of 10 years and are generally made available to consumers who make a down payment within established credit guidelines. The Company's minimum required down payment is 10.0%.
The Company underwrites each loan application to assess the prospective buyer's ability to pay through the credit evaluation score methodology developed by the Fair Isaac Corporation ("FICO") based on credit files compiled and maintained by Experian (for U.S. residents) and Equifax (for Canadian residents). In underwriting each loan, the Company reviews a completed credit application and the credit bureau report and/or the applicant's performance history with the Company, including any delinquency on existing loans with the Company, and considers in specified circumstances, among other factors, whether the applicant has been involved in bankruptcy proceedings within the previous 12 months and any judgments or liens, including civil judgments and tax liens, against the applicant.
The Company's consumer finance servicing division includes underwriting, collection and servicing of its consumer loan portfolio. Loan collections and delinquencies are managed by utilizing current technology to minimize account delinquencies and maximize cash flow. The Company generally sells or securitizes a substantial portion of the consumer loans it generates from its customers through conduit and securitization financings. The Company also acts as servicer for consumer loan portfolios, including those sold or securitized through conduit or securitization financings, for which it receives a fee.
Through arrangements with three financial institutions in the United Kingdom, the Company brokers financing for qualified customers who purchase points through its European sales centers.
Basis of Presentation
The following is a list of entities included in the accompanying condensed consolidated financial statements:

AKGI St. Maarten, NV and subsidiaries
Citrus Insurance Company, Inc.
Diamond Resorts (Group Holdings) Plc and subsidiaries
Diamond Resorts Centralized Services Company
Diamond Resorts Corporation
Diamond Resorts Developer and Sales Holding Company and subsidiaries
Diamond Resorts Finance Holding Company and subsidiaries
Diamond Resorts Holdings, LLC
Diamond Resorts Issuer 2008, LLC
Diamond Resorts Management and Exchange Holding Company and subsidiaries
Diamond Resorts Owner Trust 2009-1
Diamond Resorts Owner Trust 2011-1
Diamond Resorts Owner Trust 2013-1
Diamond Resorts Polo Development, LLC
Diamond Resorts Services, LLC
DPM Acquisition, LLC and subsidiaries ("DPMA")
DRI Quorum 2010, LLC ("DRI Quorum") and subsidiaries
George Acquisition Subsidiary, Inc.
ILX Acquisition, Inc. ("ILXA") and subsidiaries
Sunterra Owner Trust 2004-1
Tempus Acquisition, LLC and subsidiaries
Some of the above entities, which include corporations, limited liability companies and partnerships, have several subsidiaries.
On August 31, 2010, the Company acquired from ILX Resorts Incorporated and its affiliates (collectively, "ILX") certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, a portfolio of consumer loans and certain real property and other assets (the “ILX Acquisition”) through its wholly-owned subsidiary ILXA for an aggregate cash purchase price of $30.7 million. In addition, ILXA assumed $4.0 million in liabilities as part of the purchase price. The ILX Acquisition added ten additional resorts to the Company's resort network. The ILX Acquisition was financed through the ILXA Inventory Loan and the ILXA Receivables Loan. See Note 15— Borrowings for definitions and further detail on these borrowings.
On July 1, 2011, the Company acquired from Tempus Resorts International, Ltd. and its subsidiaries certain management agreements, unsold VOIs and the rights to recover and resell such interests, the seller's consumer loan portfolio and certain real property and other assets (the "Tempus Resorts Acquisition") through Mystic Dunes, LLC, a wholly-owned subsidiary of Tempus Acquisition, LLC, for an aggregate cash purchase price of $104.9 million. The Tempus Resorts Acquisition added two resorts to the Company's owner resort network. In order to fund the Tempus Resorts Acquisition, Tempus Acquisition, LLC entered into the Tempus Acquisition Loan, Tempus Receivables Loan and the Tempus Inventory Loan. See Note 15— Borrowings for definitions and further detail on these borrowings.
On May 21, 2012, the Company completed the acquisition of certain assets of Pacific Monarch Resorts, Inc. and certain of its affiliates (the "PMR Acquisition") through DPMA, a wholly-owned special-purpose subsidiary of the Company, whereby DPMA acquired four management contracts, unsold VOIs and the rights to recover and resell such interests, a portfolio of consumer loans and certain real property and other assets for approximately $51.6 million in cash, plus the assumption of specified liabilities related to the acquired assets. The PMR Acquisition added nine locations to the Company's resort network. In order to fund the PMR Acquisition, DPMA entered into the PMR Acquisition Loan, which is collateralized by substantially all of the assets of DPMA. See Note 15—Borrowings for definitions and further detail on this borrowing.
On October 5, 2012, the Company completed the acquisition of all of the issued and outstanding shares of Aegean Blue Holdings, Plc (the "Aegean Blue Acquisition") through Diamond Resorts AB Acquisition Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc. Pursuant to the Aegean Blue Acquisition, AB Acquisition Company, Ltd acquired certain management contracts, unsold VOIs and the rights to recover and resell such interests and certain other assets for approximately $6.5 million in cash, amounts that may become payable pursuant to an earn-out clause (which the Company recorded as a contingent liability) and the Company's assumption of specified liabilities related to the acquired assets. The Aegean Blue Acquisition added five resorts located on the Greek Islands of Rhodes and Crete to the Company's resort network. Tempus Acquisition LLC borrowed $6.6 million under the term loan portion of Tempus Acquisition Loan to fund the Aegean Blue Acquisition. See Note 15—Borrowings for definitions and further detail on this borrowing.
On January 29, 2013, DRC and Diamond Resorts Holdings, LLC entered into a memorandum of understanding with Island One, Inc. (“Island One”), Crescent One, LLC (“Crescent”) and the holder of their respective equity interests. Island One and Crescent operate a vacation ownership, hospitality and resort management business that emerged from Chapter 11 bankruptcy in July 2011. Since their emergence, the Company has provided sales and marketing services and HOA management oversight services to Island One. Pursuant to the memorandum of understanding, the Company has agreed to enter into definitive documents to (i) operate the business of Island One and Crescent prior to the closing of the potential acquisition transaction, and (ii) upon a change of control of the Company or other specified transaction, and subject to other terms and conditions in the definitive documents, purchase all of the equity interests in Island One and Crescent, thereby acquiring management contracts, unsold VOIs, a portfolio of consumer loans and other assets owned by Island One and Crescent, which would add nine additional resorts to the Company's resort network.
The accompanying condensed consolidated financial statements of Diamond Resorts Parent, LLC and its subsidiaries, have been prepared in accordance with accounting policies described in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 filed with the Securities and Exchange Commission (the "SEC"). Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") have been condensed or omitted, although the Company believes that the disclosures are adequate to ensure the information presented is not misleading. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and are of a normal and recurring nature. The accompanying condensed consolidated financial statements should be reviewed in conjunction with the Company's annual consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2012. Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.
Reclassifications
The Company recorded a $0.5 million reclassification between loan portfolio expense and other operating expense for the three months ended March 31, 2012 in the accompanying condensed consolidated statements of operations and comprehensive income (loss) in order to more closely align credit card expense with the placement of the corresponding revenue.

Background, Business and Basis of Presentation
Business and Background
Diamond Resorts Corporation ("DRC") is the issuer of the 12.0% senior secured notes due 2018 ("Senior Secured Notes") and is the Registrant. All financial information in this report is of Diamond Resorts Parent, LLC ("DRP"), the parent of DRC and the parent guarantor under the Senior Secured Notes. DRP is a Nevada limited liability company created on March 28, 2007. DRP, together with its wholly-owned subsidiaries, is hereafter referred to as "Diamond Resorts" or the "Company." On April 26, 2007, a third-party investor contributed $62.4 million cash and Cloobeck Diamond Parent, LLC ("CDP"), the Company’s majority equityholder, contributed $7.1 million of net assets based on historical book values in exchange for common and preferred units. The third-party investor was issued common and preferred units with a liquidation preference as well as a priority return of 17% per annum, compounded quarterly, payable upon certain events. The preferred units did not provide to the holder any participation or conversion rights. The common and preferred members’ liability is limited to their respective capital contributions. The capitalization of the Company occurred on April 27, 2007 simultaneously with the acquisition of and merger with Sunterra Corporation ("Sunterra" or the "Predecessor Company") and cancellation of Sunterra’s outstanding common stock for $16.00 per share ("the Merger").
In July 2011, DRP completed an equity recapitalization transaction, pursuant to which it repurchased all of its preferred units and issued and redeemed common units in a series of private placement transactions. See Note 20— Common and Preferred Units and Stock-Based Compensation for further details.
The Company operates in the hospitality and vacation ownership industry, with an ownership base of more than 490,000 owner-families, or members, and a worldwide network of 263 destinations located in 28 countries throughout the continental United States ("U.S."), Hawaii, Canada, Mexico, the Caribbean, Central America, South America, Europe, Asia, Australia and Africa. The Company’s resort network includes 79 Diamond Resorts branded properties with a total of 9,274 units, which are managed by the Company. In addition, the Company's network includes 180 affiliated resorts and hotels and four cruise itineraries, which do not carry the Company's brand and are not managed by the Company, but are a part of the Company's network and are available for its members to use as vacation destinations. As referenced in these financial statements, Diamond Resorts International® and THE Club® are trademarks of the Company.
The Company’s operations consist of two interrelated businesses: (i) hospitality and management services; and (ii) marketing and sales of Vacation Ownership Interests ("VOIs" or "Vacation Interests") and consumer financing for purchasers of the Company’s VOIs.
Hospitality and Management Services. The Company manages 79 branded resort properties, which are located in the continental U.S., Hawaii, Mexico, the Caribbean and Europe, as well as the seven multi-resort trusts (the "Collections"). As the manager of the Company’s branded resorts and the Collections, it provides rental services, billing services, account collections, accounting and treasury functions, and communications and information technology services. In addition, for branded resorts, the Company provides an online reservation system and customer service contact center, operates the front desks, furnishes housekeeping, maintenance and human resources services and operates amenities such as golf courses, food and beverage venues and retail shops.
As an integral part of the Company's hospitality and management services, it has entered into inventory recovery agreements with substantially all of the homeowners associations ("HOAs") for its managed resorts in North America, together with similar arrangements with all of the Collections and a majority of the European managed resorts, whereby it recovers VOIs from members who fail to pay their annual maintenance fee or assessments due to, among other things, death or divorce or other life-cycle events or lifestyle changes. Because the cost of operating the managed resorts is spread across the Company's member base, by recovering VOIs from members who have failed to pay their annual maintenance fee or assessments, the Company reduces bad debt expense at the HOA and Collection level (which is a component of the management fees billed to members by each resort's HOA or Collection association), supporting the financial well-being of those HOAs and Collections.
HOAs. Each of the Diamond Resorts-branded resorts, other than certain resorts in the European Collection, is typically operated through an HOA, which is administered by a board of directors. Directors are elected by the owners of intervals at the resort (which may include one or more of the Collections) and may also include representatives appointed by the Company as the developer of the resort. As a result, the Company is entitled to voting rights with respect to directors of a given HOA by virtue of (i) its ownership of intervals at the related resort, (ii) its control of the Collections that hold intervals at the resort and/or (iii) its status as the developer of the resort. The board of directors of each HOA hires a management company to provide the services described above, which in the case of all Diamond Resorts-branded resorts, is the Company. The Company serves as the HOA for two resorts in St. Maarten and earns maintenance fees and incurs operating expenses at these two resorts.
The management fees earned by the Company with respect to a resort are based on a cost-plus structure and are calculated based on the direct and indirect costs (including an allocation of a substantial portion of the Company's overhead related to the provision of management services) incurred by the HOA of the applicable resort. Under the current resort management agreements, the Company receives management fees generally ranging from 10% to 15% of the other costs of operating the applicable resort (with an average based upon the total management fee revenue of 14.6%). Unlike typical commercial lodging management contracts, the management fees earned by the Company are not impacted by changes in a resort's average daily rate or occupancy level. Instead, the board of directors of the HOA for each resort engages in an annual budgeting process in which the board of directors of the HOA estimates the costs the HOA will incur for the coming year. In evaluating the anticipated costs of the HOA, the board of directors of the HOA considers the operational needs of the resort, the services and amenities that will be provided at or to the applicable resort and other costs of the HOA, some of which are impacted significantly by the location of the resort, size and type of the resort. Included in the anticipated operating costs of each HOA are its management fees, which generally range from 10% to 15% of the other anticipated operating costs of the HOA. The board of directors of each HOA discusses the various considerations and approves the annual budget, which determine the annual maintenance fees charged to each owner. One of the management services the Company provides to the HOA is the billing and collection of annual maintenance fees on the HOA's behalf. Annual maintenance fees for a given year are generally billed during the previous November, due by January and deposited in a segregated or restricted account that the Company manages on behalf of the HOA. As a result, a substantial majority of the fees for February through December of each year are collected from owners in advance. Funds are released to the Company from these accounts on a monthly basis for the payment of management fees as it provides management services.
The Company's HOA management contracts typically have initial terms of three to five years, with automatic one-year renewals. These contracts can generally only be terminated by the HOA upon a vote of the owners (which may include one or more of the Collections) prior to each renewal period, other than in some limited circumstances involving cause. In the case of the resorts the Company manages that are part of the European Collection (as defined below), generally the management agreements have either indefinite terms or long remaining terms (i.e., over 40 years) and can only be terminated for an uncured breach by the manager or a winding up of the European Collection. No HOA has terminated or elected not to renew any of the Company's management contracts during the past five years. The Company generally has the right to terminate its HOA management contracts at any time upon notice to the HOA but has terminated only one immaterial HOA management contract during the past five years.
Collections. The Collections currently consist of the following:

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the Diamond Resorts U.S. Collection (the “U.S. Collection”), which includes interests in resorts located in Arizona, California, Florida, Missouri, New Mexico, Nevada, South Carolina, Tennessee, Virginia and St. Maarten;

•	the Diamond Resorts Hawaii Collection (the “Hawaii Collection”), which includes interests in resorts located in Arizona, Hawaii and Nevada;

•	the Diamond Resorts California Collection (the “California Collection”), which includes interests in resorts located in Arizona, California and Nevada;

•
the Diamond Resorts European Collection (the “European Collection”), which includes interests in resorts located in Austria, England, France, Italy, Norway, Portugal, Scotland, Spain Balearics, Spain Costa and Spain Canaries;

•
the Premiere Vacation Collection (“PVC”), which includes interests in resorts added to the Company's network in connection with the ILX Acquisition (See "Basis of Presentation" for the definition of the ILX Acquisition) located in Arizona, Colorado, Indiana, Nevada and Mexico;

•
the Monarch Grand Vacation Collection (“MGVC”), which includes interests in resorts added to the Company's network in connection with the PMR Acquisition (See "Basis of Presentation" for the definition of the PMR Acquisition) located in California, Nevada, Utah and Mexico; and

•
the Mediterranean Collection, which includes interests in resorts added to the Company's network in connection with the Aegean Blue Acquisition (See “Basis of Presentation” for the definition of the Aegean Blue Acquisition) located in the Greek Islands of Crete and Rhodes.

Each of the Collections is operated through a Collection association, which is administered by a board of directors. With the exception of PVC, which allows the developer to appoint the board of directors until 90% of all membership interests are sold, directors are elected by the points holders within the applicable Collection. The Company owns a significant number of points in each of the Collections, which it holds as inventory. The board of directors of each Collection hires a company to provide management services to the Collection, which in each case is the Company.
As with the Company's HOA management contracts, management fees charged to the Collections in the U.S. are based on a cost-plus structure and are calculated based on the direct and indirect costs (including an allocation of the Company's overhead related to the provision of management services) incurred by the Collection. Under the Company's current Collection management agreements, it receives management fees of 15.0% of the costs of the applicable Collection (except with respect to the management agreement with MGVC, under which the Company receives a management fee of 10.0% of the cost of MGVC). The management fees are included in the budgets prepared by each Collection association, which determines the annual maintenance fee charged to each owner. One of the management services the Company provides to the Collections is the billing and collection of annual maintenance fees on the Collection's behalf. Annual maintenance fees for a given year are generally billed during the previous November, due by January and deposited in a segregated or restricted account that the Company maintains on behalf of each Collection. As a result, a substantial majority of the fees for February through December of each year are collected from owners in advance. Funds are released to the Company from these accounts on a monthly basis for the payment of management fees as it provides the management services.
Apart from the management contract for the European Collection, the Company's Collection management contracts generally have initial terms of three to five years, with automatic three to five year renewals and can generally only be terminated by the Collection upon a vote of the Collection's members prior to each renewal period, other than in some limited circumstances involving cause. No Collection has terminated any of the Company's management contracts during the past five years. Apart from the management contract for the European Collection, the Company generally has the right to terminate its Collection management contracts at any time upon notice to the Collection. The management contract for the European Collection has an indefinite term, can only be terminated by the European Collection for an uncured breach by the manager or a winding up of the European Collection, and may not be terminated by the manager.
THE Club. Another key component of the Company's hospitality and management services business is THE Club, through which the Company operates a proprietary reservation system that enables its members to use their points to stay at any of the Company's branded and affiliated resorts. THE Club also offers its members a wide range of other benefits, such as the opportunity to purchase various products and services (such as consumer electronics, home appliances and insurance products) from third parties at discounted prices, for which the Company earns commissions. Dues payments for THE Club are billed and collected together with the annual maintenance fees billed to the Company's members who are also members of THE Club.
Sales and Financing of VOIs. The Company markets and sells VOIs that provide access to its network of 79 Diamond Resorts-branded and 180 affiliated resorts and hotels and four cruise itineraries. Since late 2007, the Company has marketed and sold VOIs primarily in the form of points.
The VOI inventory that the Company reacquires pursuant to its inventory recovery agreements provides a low-cost, recurring supply of VOIs that it can sell to its current and prospective members. The VOI inventory is also supplemented by VOIs recovered from members who default on their consumer loans and by inventory acquired through recent strategic transactions.
The Company has 50 sales centers across the globe, 44 of which are located at branded and managed resorts, two of which are located at affiliated resorts and four of which are located off-site. With respect to the Company's 50 sales centers, it currently employs an in-house sales and marketing team at 38 locations and also maintains agency agreements with independent sales organizations at 12 locations.
The Company closes its VOI sales primarily through tours. These tours occur at sales centers and include a tour of the resort properties, as well as an in-depth explanation of the points-based VOI system and the value proposition it offers the Company's members. The tours are designed to provide guests with an in-depth overview of the company and its resort network, as well as a customized presentation to explain how the Company's products and services can meet their vacationing needs.
The Company provides loans to eligible customers who purchase VOIs through its U.S. and Mexican sales centers and choose to finance their purchase. These loans are collateralized by the underlying VOI, generally bear interest at a fixed rate, have a typical term of 10 years and are generally made available to consumers who make a down payment within established credit guidelines. The Company's minimum required down payment is 10%. Since late 2008, the Company's average cash down payment has been 18.3% and the average initial equity contribution for new VOI purchases by existing owners (which take into account the value of VOIs already held by purchasers and pledged to secure a new consumer loan) has been 30.7%, which has resulted in an average combined cash and equity contribution of 49.0% for these new VOI purchases. As of December 31, 2012, the Company's loan portfolio (including loans transferred to special-purpose subsidiaries in connection with conduit, loan sale and securitization transactions) was comprised of approximately 56,000 loans (which includes loans that have been written off for financial reporting purposes due to payment defaults and delinquencies but which the Company continues to administer), with an outstanding aggregate loan balance of approximately $513.0 million. Approximately 41,000 of these consumer loans are loans under which the consumer was not in default, and the average balance of such loans was approximately $9,200. Customers were in default (which we define as having occurred upon the earlier of (i) the initiation of cancellation or foreclosure proceedings or (ii) the customer’s account becoming over 180 days delinquent) under approximately 15,000 of these loans, and the average balance of such loans was approximately $9,100. The weighted-average interest rate for all outstanding loans is approximately 15.90%, which includes a weighted average interest rate for loans in default of approximately 16.6%. As of December 31, 2012, approximately 8.35% of the Company's approximately 490,000 owner-families had a loan outstanding with the Company.
The Company underwrites each loan application to assess the prospective buyer's ability to pay through the credit evaluation score methodology developed by the Fair Isaac Corporation ("FICO") based on credit files compiled and maintained by Experian (for U.S. residents) and Equifax (for Canadian residents). In underwriting each loan, the Company reviews a completed credit application and the credit bureau report and/or the applicant's performance history with the Company, including any delinquency on existing loans with the Company, and considers in specified circumstances, among other factors, whether the applicant has been involved in bankruptcy proceedings within the previous 12 months and any judgments or liens, including civil judgments and tax liens, against the applicant. As of December 31, 2012, the weighted average FICO score (based upon loan balance) for the Company's borrowers across the existing loan portfolio was 707, and the weighted average FICO score for the Company's borrowers on loans originated since late 2008 was 758.
The Company's consumer finance servicing division includes underwriting, collection and servicing of its consumer loan portfolio. Loan collections and delinquencies are managed by utilizing current technology to minimize account delinquencies and maximize cash flow. The Company generally sells or securitizes a substantial portion of the consumer loans it generates from its customers through conduit and securitization financings. The Company also acts as servicer for consumer loan portfolios, including those sold or securitized through conduit or securitization financings, for which it receives a fee.
Through arrangements with three financial institutions in the United Kingdom, the Company brokers financing for qualified customers who purchase points through its European sales centers.
The Company takes measures to adjust the percentage of the sales of its VOIs that it finances based on prevailing economic conditions. For example, during the 12 month period prior to October 2008, the Company financed approximately 67.0% of the total amount of its VOI sales. In response to the dramatic contraction of conduit and securitization financing during the economic downturn that began in late 2008, management implemented a strategy to increase the cash sales of VOIs, which included offering discounts for purchases paid in cash and raising the interest rates applicable to financed purchases. As a result of these changes, from October 2008 through September 2011, the Company financed approximately 34.6% of its total VOI sales. In October 2011, in response to some stabilization in the consumer markets and improved securitization and conduit markets, the Company eliminated incentives for cash VOI purchases and took other actions to generate more financed sales of VOIs. From October 1, 2011 through December 31, 2012, the Company financed approximately 69.3% of the total amount of its VOI sales.
Basis of Presentation
The following is a list of entities included in the accompanying consolidated financial statements:

AKGI St. Maarten, NV and subsidiaries
Citrus Insurance Company, Inc.
Diamond Resorts (Group Holdings) Plc and subsidiaries
Diamond Resorts Centralized Services Company
Diamond Resorts Corporation
Diamond Resorts Developer and Sales Holding Company and subsidiaries
Diamond Resorts Finance Holding Company and subsidiaries
Diamond Resorts Holdings, LLC
Diamond Resorts Issuer 2008, LLC
Diamond Resorts Management and Exchange Holding Company and subsidiaries
Diamond Resorts Owner Trust 2009-1
Diamond Resorts Owner Trust 2011-1
Diamond Resorts Owner Trust 2013-1
Diamond Resorts Polo Development, LLC
Diamond Resorts Services, LLC
DPM Acquisition, LLC and subsidiaries ("DPMA")
DRI Quorum 2010 LLC ("DRI Quorum"), Inc. and subsidiaries
George Acquisition Subsidiary, Inc.
ILX Acquisition, Inc. ("ILXA") and subsidiaries
Sunterra Owner Trust 2004-1
Tempus Acquisition, LLC and subsidiaries
Some of the above entities, which include corporations, limited liability companies and partnerships, have several subsidiaries.
On August 31, 2010, the Company acquired a majority of the assets and assumed certain liabilities of ILX Resorts Incorporated (the “ILX Acquisition”) through its wholly-owned subsidiary, ILX Acquisition, Inc. (“ILXA”).
On July 1, 2011, the Company completed the acquisition of certain assets of Tempus Resorts International, Ltd. and certain of its subsidiaries (the "Tempus Resorts Acquisition") through Mystic Dunes, LLC, a wholly-owned special-purpose subsidiary of Tempus Acquisition, LLC.
On May 21, 2012, the Company completed the acquisition of certain assets of Pacific Monarch Resorts, Inc. and certain of its affiliates (the "PMR Acquisition") through DPMA, a wholly-owned special-purpose subsidiary of the Company.
On October 5, 2012, the Company completed the acquisition of all of the issued and outstanding shares of Aegean Blue Holdings, Plc (the "Aegean Blue Acquisition") through Diamond Resorts AB Acquisition Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc.
See Note 21— Business Combinations for further details on these acquisitions.
Reclassifications

The Company recorded a $1.0 million reclassification between due from related parties, net and due to related parties, net in the accompanying consolidated balance sheet as of December 31, 2011 as compared to the amounts reported in the Company's Annual Report on Form 10-K for the year ended December 31, 2011 in order to conform to the changes made to the related party netting process in accordance with Accounting Standards Codification ("ASC") 210, “Balance Sheet— Offsetting.”

In addition, the Company recorded reclassifications between loan portfolio expense and other operating expense of $2.1 million and $2.0 million for the years ended December 31, 2011 and 2010, respectively, in the accompanying consolidated statements of operations and comprehensive income (loss) in order to more closely align credit card expense with the placement of the corresponding revenue.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2	— Summary of Significant Accounting Policies
         Significant accounting policies are those policies that, in management's view, are most important in the portrayal of the Company's financial condition and results of operations. The methods, estimates and judgments that the Company uses in applying its accounting policies have a significant impact on the results that it reports in the financial statements. Some of these critical accounting policies require the Company to make difficult and subjective judgments, often as a result of the need to make estimates regarding matters that are inherently uncertain. Those critical accounting policies and estimates that require the most significant judgment are discussed further below.
Principles of Consolidation—The accompanying condensed consolidated financial statements include all subsidiaries of the Company. All significant intercompany transactions and balances have been eliminated from the accompanying condensed consolidated financial statements.
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. On an ongoing basis, the Company evaluates its estimates and assumptions, including those related to revenue, bad debts and income taxes. These estimates are based on historical experience and on various other assumptions that management believes are reasonable under the circumstances. The results of the Company's analysis form the basis for making assumptions about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions, and the impact of such differences may be material to the Company's consolidated financial statements.
Significant estimates were used by the Company to estimate the fair value of the assets acquired and liabilities assumed in the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition during the periods presented. These estimates included projections of future cash flows derived from sales of VOIs, mortgages and contracts receivable, member relationship lists, management services revenue and rental income. Additionally, the Company made significant estimates of costs associated with such projected revenues including but not limited to loan defaults, recoveries and discount rates. The Company also made significant estimates which include: (i) allowance for loan and contract losses and provision for uncollectible Vacation Interest sales revenue; (ii) estimated useful lives of property and equipment; (iii) estimated useful lives of intangible assets acquired; (iv) estimated costs to build or acquire any additional Vacation Interests, estimated total revenues expected to be earned on a project, related estimated provision for uncollectible Vacation Interest sales revenue and sales incentives, estimated projected future cost and volume of recoveries of VOIs, estimated sales price per point and estimated number of points sold used to allocate certain unsold Vacation Interests to Vacation Interest cost of sales under the relative sales value method; and (v) the valuation allowance recorded against deferred tax assets. It is at least reasonably possible that a material change in one or more of these estimates may occur in the near term and that such change may materially affect actual results.
Vacation Interest sales, net of provision consists of the following for the three months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,
	2013	2012
Vacation Interest Sales	$98,340	$58,687
Provision for uncollectible Vacation Interest sales revenue	(6,672)	(4,115)
Vacation Interest sales, net of provision	$91,668	$54,572

See Note 2- Summary of Significant Accounting Policies set forth in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for further detail on the Company's significant accounting policies.

Recently Issued Accounting Pronouncements

There have been no new accounting pronouncements issued that affect the Company since the Company's Annual Report on Form 10-K for the year ended December 31, 2012 was filed with the SEC.

Summary of Significant Accounting Policies
          Significant accounting policies are those policies that, in management's view, are most important in the portrayal of the Company's financial condition and results of operations. The methods, estimates and judgments that the Company uses in applying its accounting policies have a significant impact on the results that it reports in the financial statements. Some of these critical accounting policies require the Company to make difficult and subjective judgments, often as a result of the need to make estimates regarding matters that are inherently uncertain. Those critical accounting policies and estimates that require the most significant judgment are discussed further below.
Principles of Consolidation—The accompanying consolidated financial statements include all subsidiaries of the Company. All significant intercompany transactions and balances have been eliminated from the accompanying consolidated financial statements.
          Use of Estimates—The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. On an ongoing basis, the Company evaluates its estimates and assumptions, including those related to revenue, bad debts and income taxes. These estimates are based on historical experience and on various other assumptions that management believe are reasonable under the circumstances. The results of the Company's analysis form the basis for making assumptions about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions, and the impact of such differences may be material to the Company's consolidated financial statements.
Significant estimates were used by the Company to estimate the fair value of the assets acquired and liabilities assumed in the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition during the periods presented. These estimates included projections of future cash flows derived from sales of VOIs, mortgages and contracts receivable, member relationship lists, management services revenue and rental income. Additionally, the Company made significant estimates of costs associated with such projected revenues including but not limited to loan defaults, recoveries and discount rates. The Company also made significant estimates which include: (i) allowance for loan and contract losses and provision for uncollectible Vacation Interest sales revenue; (ii) useful lives of property and equipment; (iii) estimated useful lives of intangible assets acquired; (iv) estimated costs to build or acquire any additional Vacation Interests, estimated total revenues expected to be earned on a project, related estimated provision for uncollectible Vacation Interest sales revenue and sales incentives, estimated projected future cost and volume of recoveries of VOIs, estimated sales price per point and estimated number of points sold used to allocate certain unsold Vacation Interests to Vacation Interest cost of sales under the relative sales value method; and (v) the valuation allowance recorded against deferred tax assets. It is at least reasonably possible that a material change in one or more of these estimates may occur in the near term and that such change may materially affect actual results.
Management and Member Services Revenue Recognition—Management and member services revenue includes resort management fees charged to HOAs and Collections that hold the Company's and other members' VOIs, as well as revenues from the Company's operation of THE Club. These revenues are recorded and recognized as follows:

•	Management fee revenues are recognized in accordance with the terms of the Company's management contracts.
The Company collects management fees from the HOAs and Collections under the Company's management agreements, which are recognized ratably throughout the year as earned.

•
The Company charges an annual fee for membership in THE Club, an internal exchange, reservation and membership service organization. Such membership due revenues are recognized ratably over the year. In addition to annual dues associated with THE Club, the Company earns revenue associated with customer conversions into THE Club, which involve the payment of a one-time fee by interval owners who wish to retain their intervals but also participate in THE Club. The Company also earns reservation protection plan revenue, which is an optional fee paid by customers when making a reservation to protect their points should they need to cancel their reservation, and through the Company's provision of travel-related services and other affinity programs.

•	The Company receives commissions under the sales and marketing management fee-for-service arrangement it has with a third-party resort operator.
All of these revenues are allocated to the Hospitality and Management Services business segment.
Consolidated Resort Operations Revenue Recognition— Consolidated resort operations revenue consists of the following:

•
For the Company's properties located in St. Maarten, the Company provides services traditionally administered by an HOA. Consolidated resort operations revenue includes the maintenance fees billed to owners and the Collections by the Company's St. Maarten HOAs, which are recognized ratably over the year. In addition, these HOAs also bill the owners for capital project assessments to repair and replace the amenities of these resorts, as well as assessments to reserve the out-of-pocket deductibles for hurricanes and other natural disasters. These assessments are deferred until the refurbishment activity occurs, at which time the amounts collected are recognized as consolidated resort operations revenue with offsetting expense recorded under consolidated resort operations expense. See “Consolidated Resort Operations Expenses” below for further detail. All operating revenues and expenses associated with these properties are consolidated within the Company's financial statements, except for intercompany transactions, such as maintenance fees for the Company's owned inventory and management fees for the owned inventory, which are eliminated. Revenue associated with these properties has historically constituted a majority of the Company's consolidated resort operations revenue;

•	The Company receives:
•food and beverage revenue at certain resorts whose restaurants the Company owns and manages;

•	greens fees and equipment rental fees at the golf courses owned and managed by the Company at certain resorts;
•revenue from providing cable, telephone and technology services to HOAs; and

•
other incidental revenues generated at the venues the Company owns and operates, including retail and gift shops, spa services, activity fees for arts and crafts, sport equipment rental and safe rental.

All of these revenues are allocated to the Hospitality and Management Services business segment.
Vacation Interest Sales Revenue Recognition—With respect to the Company's recognition of revenue from Vacation Interest sales, the Company follows the guidelines included in ASC 978, “Real Estate-Time-Sharing Activities” ("ASC 978"). Under ASC 978, Vacation Interest sales revenue is divided into separate components that include the revenue earned on the sale of the VOI and the revenue earned on the sales incentive given to the customer as motivation to purchase the VOI. Each component is treated as a separate transaction but both are recorded in Vacation Interest sales line of the Company's statement of operations and comprehensive income (loss). In order to recognize revenue on the sale of VOIs, ASC 978 requires a demonstration of a buyer's commitment (generally a minimum cash payment of 10% of the purchase price plus the value of any sales incentives provided). A buyer's down payment and subsequent mortgage payments are adequate to demonstrate a commitment to pay for the VOI once 10% of the purchase price plus the value of the incentives provided to consummate a VOI transaction has been covered. The Company recognizes sales of VOIs on an accrual basis after (i) a binding sales contract has been executed; (ii) the buyer has adequately demonstrated a commitment to pay for the VOI; (iii) the rescission period required under applicable law has expired; (iv) collectibility of the receivable representing the remainder of the sales price is reasonably assured; and (v) the Company has completed substantially all of its obligations with respect to any development related to the real estate sold (i.e., construction has been substantially completed and certain minimum project sales levels have been met). If the buyer's commitment has not met ASC 978 guidelines, the Vacation Interest sales revenue and related Vacation Interest cost of sales and direct selling costs are deferred and recognized under the installment method until the buyer's commitment is satisfied, at which time the remaining amount of the sale is recognized. The net deferred revenue is included in mortgages and contracts receivable on the Company's balance sheet. Under ASC 978, the provision for uncollectible Vacation Interest sales revenue is recorded as a reduction of Vacation Interest sales revenue.
Vacation Interest Sales Revenue, Net—Vacation Interest sales revenue, net, is comprised of Vacation Interest sales, net of a provision for uncollectible Vacation Interest sales revenue. Vacation interest sales consist of revenue from the sale of points, which can be utilized for vacations at any of the resorts in the Company's network for varying lengths of stay, net of the expense associated with certain sales incentives. A variety of sales incentives are routinely provided as sales tools. Sales centers have predetermined budgets for sales incentives and manage the use of incentives accordingly. A provision for uncollectible Vacation Interest sales revenue is recorded upon completion of each financed sale. The provision is calculated based on historical default experience associated with the customer's FICO score. Additionally, the Company analyzes its allowance for loan and contract losses quarterly and make adjustments based on current trends in consumer loan delinquencies and defaults and other criteria, if necessary. Since late 2007, the Company has sold VOIs primarily in the form of points. All of the Company's Vacation Interest sales revenue, net, is allocated to the Vacation Interest Sales and Financing business segment.
Vacation Interest sales, net of provision consists of the following for the years ended December 31, 2012, 2011 and 2010, (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Vacation Interest Sales	$318,555	$211,321	$214,764
Provision for uncollectible Vacation Interest sales revenue	(25,457)	(16,562)	(12,655)
Vacation Interest sales, net of provision	$293,098	$194,759	$202,109

Interest Revenue—The Company's interest revenue consists primarily of interest earned on consumer loans. Interest earned on consumer loans is accrued based on the contractual provisions of the loan documents. Interest accruals on consumer loans are suspended at the earliest of (i) default in the consumer's first payment on the loan; (ii) the initiation of cancellation or foreclosure proceedings; or (iii) the customer's account becoming over 180 days delinquent. If payments are received while a consumer loan is considered delinquent, interest is recognized on a cash basis. Interest accrual resumes once a customer has made six timely payments on the loan. All interest revenue is allocated to the Vacation Interest Sales and Financing business segment, with the exception of interest revenue earned on bank account balances, which is reported in Corporate and Other.
Other Revenue—Other revenue includes (i) collection fees paid by owners when they bring their accounts current after collection efforts have been made by us on behalf of HOAs and Collections; (ii) closing costs paid by purchasers on sales of VOIs; (iii) revenue associated with certain sales incentives given to customers as motivation to purchase a VOI, which is recorded upon recognition of the related VOI sales revenue; and (iv) late/impound fees assessed on consumer loans. Revenues associated with item (i) above are allocated to the Company's Hospitality and Management Services business segment, and revenues associated with items (ii), (iii) and (iv) above are allocated to the Company's Vacation Interest Sales and Financing business segment.
Management and Member Services Expenses—Currently, substantially all direct expenses related to the provision of services to the HOAs (other than for the Company's St. Maarten resorts, for which the Company provides services traditionally administered by an HOA) and the Collections are recovered through the Company's management agreements and, consequently, are not recorded as expenses. The Company passes through to the HOAs and the Collections certain overhead charges incurred to operate the resorts. In accordance with guidance included in ASC 605-45, “Revenue Recognition - Principal Agent Considerations," reimbursements from the HOAs and the Collections relating to pass-through costs are recorded net of the related expenses. These expenses are allocated to the Hospitality and Management Services business segment.
Expenses associated with the Company's operation of THE Club include costs incurred for the third-party call center, annual membership fees paid to Interval International on behalf of each member of THE CLUB and administrative expenses. These expenses are allocated to the Hospitality and Management Services business segment.
Management and member services expenses also include costs incurred under the sales and marketing management fee-for-service arrangement with a third party. These expenses are allocated to the Hospitality and Management Services business segment.
Consolidated Resort Operations Expenses—With respect to the St. Maarten resorts, the Company records expenses associated with housekeeping, front desk, maintenance, landscaping and other similar activities, which are recovered by the maintenance fees recorded in consolidated resort operations revenue. In addition, for the two properties located in St. Maarten, the Company also bills the owners for capital project assessments to repair and replace the amenities of these resorts, as well as assessments to reserve the out-of-pocket deductibles for hurricanes and other natural disasters. These assessments are deferred until the refurbishment activity occurs, at which time the amounts collected are recognized as consolidated resort operations revenue with offsetting expense recorded under consolidated resort operations expense. The Company's expense associated with the St. Maarten properties has historically constituted a majority of the Company's Consolidated Resort operations expense. Furthermore, consolidated resort operations expense includes the costs related to food and beverage operations at certain resorts whose restaurants the Company manages directly. Similarly, the expenses of operating the golf courses, spas and retail and gift shops are included in consolidated resort operations expense. These expenses are allocated to the Hospitality and Management Services business segment.
Vacation Interest Cost of Sales—At the time the Company records Vacation Interest sales revenue, it records the related Vacation Interest cost of sales. The Company records Vacation Interest cost of sales using the relative sales value method in accordance with ASC 978. This method, which was designed originally for developers of timeshare resorts, requires the Company to make a number of projections and estimates which are subject to significant uncertainty. In order to determine the amount that must be expensed for each dollar of Vacation Interest sales with respect to a particular project, the Company is required to prepare a forecast of sales and certain costs for the entire project's life cycle. These forecasts require the Company to estimate, among other things, the costs acquire (or if applicable, build) additional VOIs, the total revenues expected to be earned on the project (including estimations of sales price per point and the aggregate number of points to be sold), the proper provision for uncollectible Vacation Interest sales revenue and sales incentives, and the projected future cost and volume of recoveries of VOIs. Then, these costs as a percentage of Vacation Interest sales are determined and that percentage is applied retroactively to all prior sales and is applied to sales within the current period and future periods. These projections are reviewed on a regular basis, and the relevant estimates used in the projections are revised (if necessary) based upon historical results and management's new estimates. The Company requires a seasoning of pricing strategy changes before such changes fully affect the projection, which generally occurs over a six-month period. If any estimates are revised, the Company is required to adjust its Vacation Interest cost of sales using the revised estimates, and the entire adjustment required to correct Vacation Interest cost of sales over the life of the project to date is taken in the period in which the estimates are revised. Accordingly, small changes in any of the numerous estimates in the model can have a significant financial statement impact, both positively and negatively, because of the retroactive adjustment required by ASC 978. See “Unsold Vacation Interests, net” below for further detail.
Advertising, Sales and Marketing Costs—Advertising, sales and marketing costs are expensed as incurred, except for costs directly related to VOI that are not eligible for revenue recognition under ASC 978, as described in “- Critical Accounting Policies and Use of Estimates - Vacation Interest Sales Revenue Recognition,” which are deferred along with related revenue until the buyer's commitment requirements are satisfied. Advertising, sales and marketing costs are allocated to the Vacation Interest Sales and Financing business segment. Advertising expense recognized was $5.5 million, $4.5 million and $1.9 million and for the years ended December 31, 2012, 2011 and 2010, respectively.
Vacation Interest Carrying Cost, Net— The Company is responsible for paying annual maintenance fees, assessments, and reserves on the Company's unsold Vacation Interests to the HOAs and the Collections. Vacation Interest carrying cost, net, includes amounts paid for delinquent maintenance fees related to VOIs acquired pursuant to the Company's inventory recovery agreements, except for amounts that are capitalized to unsold Vacation Interests, net.
To offset the Company's Vacation Interest carrying cost, the Company rents VOIs controlled by the Company to third parties on a short-term basis. The Company also generates revenue on sales of one-week rentals and mini-vacations, which allow prospective owners to sample a resort property. This revenue and the associated expenses are deferred until the vacation is used by the customer or the expiration date, whichever is earlier. Revenue from resort rentals, one-week rentals and mini-vacations is recognized as a reduction to Vacation Interest carrying cost in accordance with ASC 978, with the exception of the Company's European sampler product and a U.S. fixed-term product, both of which are three years in duration and are treated as Vacation Interest sales revenue. Vacation interest carrying cost, net, is allocated to the Vacation Interest Sales and Financing business segment.
Loan Portfolio Expenses—Loan portfolio expenses include payroll and administrative costs of the finance operations and credit card processing fees. These costs are expensed as incurred with the exception of contract receivable origination costs, which are capitalized and amortized over the term of the related contracts receivable as an adjustment to interest revenue using the effective interest method in accordance with guidelines issued under ASC 310, “Receivables” ("ASC 310").
Other Operating Expenses—Other operating expenses include credit card fees incurred by the Company when customers remit down payments associated with a VOI purchase in the form of credit cards and also include certain sales incentives given to customers as motivation to purchase a VOI and are expensed as the related Vacation Interest sales revenue is recognized. These expenses are allocated to the Company's Vacation Interest Sales and Financing business segment.
General and Administrative Expenses—General and administrative expenses include payroll and benefits, legal, audit and other professional services, costs related to mergers and acquisitions, travel costs, system-related costs and corporate facility expense incurred. These expenses are not allocated to the Company's business segments, but rather are reported under Corporate and Other.
Depreciation and Amortization—The Company records depreciation expense in connection with depreciable property and equipment it purchased or acquired, including buildings and leasehold improvements, furniture and office equipment, land improvements and computer software and equipment. In addition, the Company records amortization expense intangible assets with a finite life acquired by the Company, including management contracts, member relationships, distributor relationships and others. Depreciation and amortization expense is not allocated to the Company's business segments, but rather is reported in Corporate and Other.
Interest Expense—Interest expense related to corporate-level indebtedness is reported in Corporate and Other. Interest expense related to the Company's securitizations and consumer loan financings is allocated to the Vacation Interest Sales and Financing business segment.
Income Taxes—The Company is subject to income taxes in the U.S. (including federal and state) and numerous foreign jurisdictions in which the Company operates. The Company records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and attributable to operating loss and tax credit carry forwards. Accounting standards regarding income taxes require a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically based on a more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company's experience with operating loss and tax credit carry forwards not expiring unused, and tax planning alternatives.
The Company recorded a deferred tax asset as a result of net operating losses incurred (the use of which for tax purposes may be subject to limitations), and as part of its financial reporting process, the Company must assess the likelihood that its deferred tax assets can be recovered. During this process, certain relevant criteria are evaluated, including the existence of deferred tax liabilities against which deferred tax assets can be applied, and taxable income in future years. Unless recovery is more likely than not, a reserve in the form of a valuation allowance is established as an offset to the deferred tax asset. As a result of uncertainties regarding the Company's ability to generate sufficient taxable income to utilize its net operating loss carry-forwards, the Company maintains a valuation allowance against the balance of its deferred tax assets.
Accounting standards regarding uncertainty in income taxes provide a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Company considers many factors when evaluating and estimating the Company's tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes.
Cash and Cash Equivalents—Cash and cash equivalents consist of cash, money market funds, and all highly-liquid investments purchased with an original maturity date of three months or less.
Cash in Escrow and Restricted Cash—Cash in escrow consists of deposits received on sales of VOIs that are held in escrow until the legal rescission period has expired. Restricted cash consists primarily of reserve cash held for the benefit of the secured note holders and cash collections on certain mortgages receivable that secure collateralized notes. See Note 15—Borrowings. Additionally, in its capacity as resort manager, the Company collects cash on overnight rental operations on behalf of owners and HOAs, which are captioned “Rental trust” in Note 4— Cash in Escrow and Restricted Cash.
Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses—The Company accounts for mortgages (for the past financing of intervals) and contracts receivable (for the financing of points) under ASC 310.
Mortgages and contracts receivable that the Company originates or acquires are recorded net of (i) deferred loan and contract costs, (ii) the discount or premium on the acquired mortgage pool and (iii) the related allowance for loan and contract losses. Loan and contract origination costs incurred in connection with providing financing for VOIs are capitalized and amortized over the term of the related mortgages or contracts receivable as an adjustment to interest revenue using the effective interest method. Because the Company sells VOIs only in the form of points, the Company currently originates contracts receivables, instead of mortgage receivables. The Company records a sales provision for estimated contracts receivable losses as a reduction to Vacation Interest sales revenue. This provision is calculated as projected gross losses for originated contracts receivable, taking into account estimated VOI recoveries. If actual mortgage and contracts receivable losses differ materially from these estimates, the Company's future results of operations may be adversely impacted.
The Company applies its historical default percentages based on credit scores of the individual customers to its mortgage and contracts receivable population and evaluates other factors such as economic conditions, industry trends, defaults and past due agings to analyze the adequacy of the allowance. Any adjustments to the allowance for mortgage and contracts receivable loss are recorded within Vacation Interest sales revenue.
The Company charges off mortgages and contracts receivable upon the earliest of (i) the initiation of cancellation or foreclosure proceedings; or (ii) the customer's account becoming over 180 days delinquent. Once a customer has made six timely payments following the event leading to the charge off, the charge off is reversed. A default in a customer's initial payment results in a rescission of the sale. All collection and foreclosure costs are expensed as incurred.
The mortgages acquired on August 31, 2010 in connection with the ILX Acquisition, on July 1, 2011 in connection with the Tempus Resorts Acquisition, on May 21, 2012 in connection with the PMR Acquisition and on October 5, 2012 in connection with the Aegean Blue Acquisition are each accounted for separately as an acquired pool of loans. Any discount or premium associated with each pool of loans is amortized using an amortization method that approximates the effective interest method.
Due from Related Parties, Net and Due to Related Parties, Net— Amounts due from related parties, net, and due to related parties, net consist primarily of transactions with HOAs at properties at which the Company acts as the management company or Collections that hold the real estate underlying the VOIs that the Company sells. See Note 6— Transactions with Related Parties for further detail. Due to the fact that the right of offset exists between the Company and the HOAs and the Collections, the Company evaluates amounts due to and from each HOA and Collection at each reporting period to present the balances as either a net due to or a net due from related parties in accordance with the requirements of ASC 210, “Balance Sheet— Offsetting.”
Assets Held for Sale— Assets held for sale are recorded at the lower of cost or their estimated fair value less costs to sell and are not subject to depreciation. Sale of the assets classified as such is probable, and transfer of the assets is expected to qualify for recognition as a completed sale, within one year of the balance sheet date.
Unsold Vacation Interests, Net— Unsold VOIs are valued at the lower of cost or fair market value. The cost of unsold VOIs includes acquisition costs, hard and soft construction costs (which are comprised of architectural and engineering costs incurred during construction), the cost incurred to recover inventory and other carrying costs (including interest, real estate taxes and other costs incurred during the construction period). Costs are expensed to Vacation Interest cost of sales under the relative sales value method. In accordance with ASC 978, under the relative sales value method, cost of sales is calculated as a percentage of Vacation Interest sales revenue using a cost-of-sales percentage ratio of total estimated development costs to total estimated Vacation Interest sales revenue, including estimated future revenue and incorporating factors such as changes in prices and the recovery of VOIs (generally as a result of maintenance fee and contracts receivable defaults). In accordance with ASC 978, the selling, marketing and administrative costs associated with any sale, whether the original sale or subsequent resale of recovered inventory, are expensed as incurred.
In accordance with ASC 978, on a quarterly basis, the Company recalculates the total estimated Vacation Interest sales revenue and total estimated costs. The effects of changes in these estimates are accounted for as a current period adjustment so that the balance sheet at the end of the period of change and the accounting in subsequent periods are as they would have been if the revised estimates had been the original estimates. These adjustments can be material.

In North America, the Company capitalizes all maintenance fees and assessments paid to the HOAs and the Collections related to the inventory recovery agreements into unsold Vacation Interests, net for the first two years of a member's maintenance fee delinquency or in the case of entering into a new interval recovery relationship with an HOA or Collection whether pursuant to an acquisition or otherwise. Following this two-year period, all assessments and maintenance fees paid under these agreements are expensed in Vacation Interest carrying cost, net. No entry is recorded upon the recovery of the delinquent inventory.

In Europe, the Company enters into inventory recovery arrangements similar to those in North America with the majority of the HOAs and the European Collection; however, they are informal in nature. Accordingly, the Company capitalizes all maintenance fees and assessments paid to the HOAs and the European Collection related to the inventory recovery arrangements into due from related parties-net for the first two years of a member's maintenance fee delinquency. Following this two-year period, all assessments and maintenance fees paid under these arrangements are expensed in Vacation Interest carrying cost, net. Once the delinquent inventory is recovered, the Company reclassifies the amounts capitalized in due from related parties, net to unsold Vacation Interests, net.
Foreign Currency Translation—Assets and liabilities in foreign locations are translated into U.S. dollars using rates of exchange in effect at the end of the reporting period. Income and expense accounts are translated into U.S. dollars using average rates of exchange. The net gain or loss is shown as a translation adjustment and is included in other comprehensive income (loss) in the consolidated statement of operations and comprehensive income (loss). Holding gains and losses from foreign currency transactions are also included in the consolidated statement of operations and comprehensive income (loss).
Other Comprehensive Income—Other comprehensive income includes all changes in member capital (net assets) from non-owner sources such as foreign currency translation adjustments. The Company accounts for other comprehensive income in accordance with ASC 220, “Comprehensive Income.”

Recently Issued Accounting Pronouncements

Under the Jumpstart our Business Startups Act of 2012 (“JOBS Act”), emerging growth companies can delay adopting new or revised accounting standards until such time as those standards apply to private companies. However, the Company is hereby making an irrevocable election not to take advantage of this extended transition period provided in Section 7(a)(2)(B) of the Securities Act as allowed by Section 107(b)(1) of the JOBS Act.
In February 2013, the FASB issued Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). This update requires presentation of reclassifications from accumulated other comprehensive income by component to net income either on the face of the income statement or in a single footnote, but does not require any new information to be disclosed. For SEC reporting companies, this update is effective for the interim and annual periods beginning after December 15, 2012. The Company has adopted ASU 2013-2 as of the Company's interim period ending March 31, 2013. The adoption of this update has not had any impact on the Company's financial statements as the Company has not had any reclassifications from accumulated other comprehensive income to net income.

Concentrations of Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Concentrations of Risk [Abstract]
Concentrations of Risk

Note 3	— Concentrations of Risk
   Credit Risk—The Company is exposed to on-balance sheet credit risk related to its mortgages and contracts receivable. The Company offers financing to the buyers of VOIs at the Company’s resorts. The Company bears the risk of defaults on promissory notes delivered to it by buyers of VOIs. If a buyer of VOIs defaults, the Company generally attempts to resell such VOIs by exercise of a power of sale. The associated marketing, selling, and administrative costs from the original sale are not recovered, and such costs must be incurred again to resell the VOIs. Although in many cases the Company may have recourse against a buyer of VOIs for the unpaid price, certain states have laws that limit the Company’s ability to recover personal judgments against customers who have defaulted on their loans. Accordingly, the Company has generally not pursued this remedy.
The Company maintains cash, cash equivalents, cash in escrow, and restricted cash with various financial institutions. These financial institutions are located throughout Europe, North America and the Caribbean. A significant portion of the unrestricted cash is maintained with a select few banks and is, accordingly, subject to credit risk. Periodic evaluations of the relative credit standing of financial institutions maintaining the deposits are performed to evaluate and mitigate, if necessary, any credit risk.
 Availability of Funding Sources—The Company has historically funded mortgages and contracts receivable and unsold Vacation Interests with borrowings through its financing facilities, sales of mortgages and contracts receivable and internally generated funds. Borrowings are in turn repaid with the proceeds received by the Company from repayments of such mortgages and contracts receivable. To the extent that the Company is not successful in maintaining or replacing existing financings, it would have to curtail its sales and marketing operations or sell assets, thereby resulting in a material adverse effect on the Company’s results of operations, cash flows and financial condition.
 Geographic Concentration—Currently, portions of the Company's consumer loan portfolio are concentrated in certain geographic regions within the U.S. As of March 31, 2013, the Company's loans to California, Arizona, New York and Florida residents constituted 25.8%, 9.3%, 5.2% and 5.1%, respectively, of the consumer loan portfolio. The deterioration of the economic condition and financial well-being of the regions in which the Company has significant loan concentrations such as California, Arizona, New York or Florida, could adversely affect its consumer loan portfolio, business and results of operations. No other state or foreign country concentration accounted for in excess of 5.0% of the portfolio. The credit risk inherent in such concentrations is dependent upon regional and general economic stability, which affects property values and the financial well-being of the borrowers.
Interest Rate Risk— Since the Company’s indebtedness bears interest at variable rates, any increase in interest rates beyond amounts covered under the Company’s interest rate cap agreements, particularly if sustained, could have a material adverse effect on the Company’s results of operations, cash flows and financial position.
The Company derives net interest income from its financing activities because the interest rates it charges its customers who finance the purchase of their VOIs exceed the interest rates the Company pays to its lenders. Since the Company’s customer receivables generally bear interest at fixed rates, increases in interest rates will erode the spread in interest rates that the Company has historically obtained.
In July 2010, the Company entered into an interest rate cap agreement ("2010 Cap Agreement") to manage its exposure to interest rate increases. During the year ended December 31, 2012, the Company entered into a series of interest rate cap agreements to further limit its exposure to interest rate increases (collectively, "2012 Cap Agreements"). The following table presents certain information regarding the 2010 Cap Agreement and the 2012 Cap Agreements:

	Cap Effective Date	Termination Date	Strike Rate	Interest Rate Type	Notional Amount

July 2010 cap agreement	July 30, 2010	July 20, 2013	5.5%	1-month LIBOR	$30.0	million
June 2012 cap agreement	June 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$5.0	million
July 2012 cap agreement	July 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
September 2012 cap agreement	September 4, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
October 2012 cap agreement	October 22, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
December 2012 cap agreement	December 28, 2012	July 20, 2013	5.5%	1-month LIBOR	$2.5	million

As of March 31, 2013, the fair value of these derivative assets was calculated to be $0 based on valuation reports provided by counterparties.
As of March 31, 2013, the Company had $23.6 million outstanding under its 2008 Conduit Facility (see Note 15—Borrowings for the definition of the 2008 Conduit Facility). This outstanding balance was covered by the 2010 Cap Agreement. See Note 18— Fair Value Measurements for further details.

Concentrations of Risk
          Credit Risk—The Company is exposed to on-balance sheet credit risk related to its mortgages and contracts receivable. The Company offers financing to the buyers of VOIs at the Company’s resorts. The Company bears the risk of defaults on promissory notes delivered to it by buyers of VOIs. If a buyer of VOIs defaults, the Company generally attempts to resell such VOIs by exercise of a power of sale. The associated marketing, selling, and administrative costs from the original sale are not recovered, and such costs must be incurred again to resell the VOIs. Although in many cases the Company may have recourse against a buyer of VOIs for the unpaid price, certain states have laws that limit the Company’s ability to recover personal judgments against customers who have defaulted on their loans. Accordingly, the Company has generally not pursued this remedy.
The Company maintains cash, cash equivalents, cash in escrow, and restricted cash with various financial institutions. These financial institutions are located throughout Europe, North America and the Caribbean. A significant portion of the unrestricted cash is maintained with a select few banks and is, accordingly, subject to credit risk. Periodic evaluations of the relative credit standing of financial institutions maintaining the deposits are performed to evaluate and mitigate, if necessary, any credit risk.
           Availability of Funding Sources—The Company has historically funded mortgages and contracts receivable and unsold Vacation Interests with borrowings through its financing facilities, sales of mortgages and contracts receivable and internally generated funds. Borrowings are in turn repaid with the proceeds received by the Company from repayments of such mortgages and contracts receivable. To the extent that the Company is not successful in maintaining or replacing existing financings, it would have to curtail its sales and marketing operations or sell assets, thereby resulting in a material adverse effect on the Company’s results of operations, cash flows and financial condition.
           Geographic Concentration—Currently, portions of the Company's consumer loan portfolio are concentrated in certain geographic regions within the U.S. As of December 31, 2012, the Company's loans to California, Arizona, Florida and New York residents constituted 21.5%, 8.6%, 6.5% and 5.2%, respectively, of the consumer loan portfolio. The deterioration of the economic condition and financial well-being of the regions in which the Company has significant loan concentrations such as California, Arizona, New York or Florida, could adversely affect its consumer loan portfolio, business and results of operations. No other state or foreign country concentration accounted for in excess of 5.0% of the portfolio. The credit risk inherent in such concentrations is dependent upon regional and general economic stability, which affects property values and the financial well-being of the borrowers.
           Interest Rate Risk— Since the Company’s indebtedness bears interest at variable rates, any increase in interest rates beyond amounts covered under the Company’s interest rate cap agreements, particularly if sustained, could have a material adverse effect on the Company’s results of operations, cash flows and financial position.
The Company derives net interest income from its financing activities because the interest rates it charges its customers who finance the purchase of their VOIs exceed the interest rates the Company pays to its lenders. Since the Company’s customer receivables generally bear interest at fixed rates, increases in interest rates will erode the spread in interest rates that the Company has historically obtained.
In July 2010, the Company entered into an interest rate cap agreement ("2010 Cap Agreement") to manage its exposure to interest rate increases. The 2010 Cap Agreement terminates on July 20, 2013 and bears a strike rate of 5.5% and a one-month LIBOR based on a notional amount of $30.0 million.
During the year ended December 31, 2012, the Company entered into a series of interest rate cap agreements to further limit its exposure to interest rate increases (collectively, "2012 Cap Agreements"). The following table presents certain information regarding the 2012 Cap Agreements:

	Cap Effective Date	Termination Date	Strike Rate	Interest Rate Type	Notional Amount

June 2012 cap agreement	June 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$5.0	million
July 2012 cap agreement	July 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
September 2012 cap agreement	September 4, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
October 2012 cap agreement	October 22, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
December 2012 cap agreement	December 28, 2012	July 20, 2013	5.5%	1-month LIBOR	$2.5	million

As of December 31, 2012, the fair value of these derivative assets was calculated to be $0 based on the discounted cash flow model.
As of December 31, 2012, the Company had $75.0 million outstanding under its 2008 Conduit Facility (see Note 15—Borrowings for the definition of the 2008 Conduit Facility). This outstanding balance was covered by the 2010 Cap Agreement and the 2012 Cap Agreements. See Note 19— Fair Value Measurements for further details.

Cash in Escrow and Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cash in Escrow and Restricted Cash [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

Note 4	— Cash in Escrow and Restricted Cash
Cash in escrow and restricted cash as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Collected on behalf of HOAs and other	$16,956	$15,416
Securitization and Funding Facilities collection and reserve cash	20,735	11,617
Escrow	8,572	6,040
Rental Trust	9,176	8,134
Bonds and deposits	942	1,104
Total cash in escrow and restricted cash	$56,381	$42,311

Restricted Cash and Cash Equivalents
Cash in Escrow and Restricted Cash
Cash in escrow and restricted cash consisted of the following as of December 31 (in thousands):

	2012	2011
Securitization and Funding Facilities collection and reserve cash	$15,416	$15,002
Collected on behalf of HOAs and other	11,617	8,837
Escrow	8,134	3,855
Rental trust	6,040	4,779
Bonds and deposits	1,104	1,515
Total cash in escrow and restricted cash	$42,311	$33,988

In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $0.1 million, $2.9 million, zero and $1.9 million in cash in escrow and restricted cash. See Note 21— Business Combinations for further details on these acquisitions.

Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financing Receivable, Net [Abstract]
Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses

Note 5	— Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses
The Company provides financing to purchasers of VOIs at North American sales centers that are collateralized by their VOIs. Eligibility for this financing is determined based on the customers’ FICO credit scores. As of March 31, 2013, the mortgages and contracts receivable bore interest at fixed rates between 0.0% and 21.5%. The term of the mortgages and contracts receivable are from one year to fifteen years and may be prepaid at any time without penalty. The weighted average interest rate of outstanding mortgages and contracts receivable was 15.7% as of March 31, 2013 and December 31, 2012.
The Company charges off mortgages and contracts receivable upon the earliest of (i) the initiation of cancellation or foreclosure proceedings; or (ii) the customer's account becoming over 180 days delinquent. Once a customer has made six timely payments following the event leading to the charge-off, the charge-off is reversed. A default in a customer's initial payment results in a rescission of the sale. All collection and foreclosure costs are expensed as incurred. Mortgages and contracts receivable between 90 and 180 days past due as of March 31, 2013 and December 31, 2012 were 2.8% and 2.6% respectively, of gross mortgages and contracts receivable.
Mortgages and contracts receivable originated by the Company are recorded net of deferred loan and contract origination costs, and the related allowance for loan and contract losses. Loan and contract origination costs incurred in connection with providing financing for VOIs are capitalized and amortized over the estimated life of the mortgages or contracts receivable based on historical prepayments as a decrease to interest revenue using the effective interest method. Amortization of deferred loan and contract origination costs charged to interest revenue was $1.2 million and $0.7 million for the three months ended March 31, 2013 and 2012, respectively.
The Company recorded a $3.3 million discount on the mortgage pool acquired on April 27, 2007 in connection with the Merger, which discount is being amortized over the life of the related acquired mortgage pool. As of March 31, 2013 and December 31, 2012, the net unamortized discount on this acquired mortgage pool was $0.3 million and $0.3 million, respectively. No amortization was recorded during the three months ended March 31, 2013. During the three months ended March 31, 2012, amortization of $0.04 million was recorded as an increase to interest revenue.
The Company recorded a $0.8 million premium on the purchased Mystic Dunes mortgage pool that was part of the Tempus Resorts Acquisition and is being amortized over the life of the related acquired mortgage pool. As of March 31, 2013 and December 31, 2012, the net unamortized premium was $0.4 million and $0.5 million, respectively. During the three months ended March 31, 2013, amortization of $0.05 million was recorded as a decrease to interest revenue. During the three months ended March 31, 2012, amortization of $0.9 million was recorded as an increase to interest revenue.
The Company recorded a $0.1 million premium on May 21, 2012 on the purchased Pacific Monarch Resorts mortgage pool and is being amortized over the life of the related acquired mortgage pool. As of March 31, 2013 and December 31, 2012, the net unamortized premium was $0.1 million. During the three months ended March 31, 2013 and March 31, 2012, no amortization was recorded as a decrease to interest revenue.
Mortgages and contracts receivable, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, acquired — the Merger	$27,393	$30,721
Mortgages and contracts receivable, contributed	1,034	1,337
Mortgages and contracts receivable, originated	305,817	290,264
Mortgages and contracts receivable, purchased	58,967	64,932
Mortgages and contracts receivable, gross	393,211	387,254
Allowance for loan and contract losses	(84,907)	(83,784)
Deferred profit on Vacation Interest transactions	(3,533)	(6,113)
Deferred loan and contract origination costs, net of accumulated amortization	5,084	4,810
Inventory value of defaulted mortgages that were previously contributed or acquired	10,907	10,512
Premium on mortgages and contracts receivable, net of accumulated amortization	516	564
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(311)
Mortgages and contracts receivable, net	$320,967	$312,932

As of March 31, 2013 and December 31, 2012, $347.8 million and $340.4 million, respectively, of the gross amount of mortgages and contracts receivable were collateralized against the Company’s various debt instruments included in "Securitization notes and Funding Facilities" caption in the accompanying condensed consolidated balance sheets. See Note 15—Borrowings for further detail.
Deferred profit on Vacation Interest transactions represents the revenues less the related direct costs (sales commissions, sales incentives, cost of sales and allowance for loan losses) related to sales that do not qualify for revenue recognition under the provisions of Accounting Standards Codification ("ASC") 978, "Real Estate - Time-Sharing Activities ("ASC 978")." See Note 2— Summary of Significant Accounting Policies set forth in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for description of revenue recognition criteria.
Inventory value of defaulted mortgages that were previously contributed and acquired represents the inventory underlying mortgages that have defaulted. Upon recovery of the inventory, the value is transferred to unsold Vacation Interest, net.
Activity in the allowance for loan and contract losses associated with mortgages and contracts receivable as of the dates presented below consisted of the following (in thousands):

	Three Months Ended March 31,
	2013	2012
Balance, beginning of period	$83,784	$94,478
Provision for uncollectible Vacation Interest sales revenue	6,476	4,115
Adjustment for purchased portfolios	—	(10,380)	(a)
Mortgages and contracts receivable charged off	(6,403)	(10,070)
Recoveries	1,073	3,980
Effect of translation rate	(23)	14
Balance, end of period	$84,907	$82,137

_____________
(a) The Company adjusted the components of mortgages and contracts receivable, net, based on the final appraisal related to the Tempus Resorts Acquisition in accordance with ASC 978. In connection with the preparation of the final appraisal and purchase accounting, the Company further reviewed and analyzed the historic static pool recovery data. Based on this further review and analysis, the static pool model created in connection with the Tempus Resort Acquisition and the resulting final distribution of the fair market value in accordance with ASC 978 was completed during the quarter ended March 31, 2012. This redistribution resulted in an adjustment that reduced the charge-offs reflected in the allowance for loan and contract losses by $10.4 million, decreased the inventory value of defaulted mortgages that were previously acquired by $3.7 million and reduced the premium on mortgages and contracts receivable by $6.7 million. This adjustment did not have any impact on the fair value or the total mortgages and contracts receivable, net reported in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012.

The provision for uncollectible Vacation Interest sales revenue in the table above showing activity in the allowance for loan and contract losses associated with mortgages and contracts receivable is exclusive of ASC 978 adjustments related to deferred revenue, as well as adjustments for the rescission period required under applicable law. The ASC 978 adjustments increased the provision for uncollectible Vacation Interest sales revenue by $0.5 million and $0.1 million for the three months ended March 31, 2013 and 2012, respectively. The adjustments for the rescission period decreased the provision for uncollectible Vacation Interest sales revenue by $0.3 million and $0.1 million for the three months ended March 31, 2013 and 2012, respectively.
A summary of credit quality as of the dates presented below is as follows (in thousands):

FICO Scores	March 31, 2013	December 31, 2012
>799	$31,341	$31,199
700 – 799	186,675	181,456
600 – 699	130,332	127,423
<600	24,241	24,686
No FICO Scores	20,622	22,490
	$393,211	$387,254

FICO credit scores were updated as of March 31, 2013 for all mortgages and contracts receivable.

Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses
The Company provides financing to purchasers of VOIs at North American sales centers that are collateralized by their VOIs. Eligibility for this financing is determined based on the customers’ FICO credit scores. As of December 31, 2012, the mortgages and contracts receivable bore interest at fixed rates between 0.0% and 21.5%. The term of the mortgages and contracts receivable are from one year to fifteen years and may be prepaid at any time without penalty. The weighted average interest rate of outstanding mortgages and contracts receivable was 15.7% and 15.9% as of December 31, 2012 and December 31, 2011, respectively.
The Company charges off mortgages and contracts receivable upon the earliest of (i) the initiation of cancellation or foreclosure proceedings; or (ii) the customer's account becoming over 180 days delinquent. Once a customer has made six timely payments following the event leading to the charge off, the charge off is reversed. A default in a customer's initial payment results in a rescission of the sale. All collection and foreclosure costs are expensed as incurred. Mortgages and contracts receivable between 90 and 180 days past due as of December 31, 2012 and December 31, 2011 were 2.6% and 3.9%, respectively, of gross mortgages and contracts receivable.
Mortgages and contracts receivable originated by the Company are recorded net of deferred loan and contract origination costs, and the related allowance for loan and contract losses. Loan and contract origination costs incurred in connection with providing financing for VOIs are capitalized and amortized over the estimated life of the mortgages or contracts receivable based on historical prepayments as a decrease to interest revenue using the effective interest method. Amortization of deferred loan and contract origination costs charged to interest revenue was $3.3 million, $2.8 million and $3.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company recorded a $3.3 million discount on the mortgage pool acquired on April 27, 2007 in connection with the Merger, which discount is being amortized over the life of the related acquired mortgage pool. As of December 31, 2012 and December 31, 2011, the net unamortized discount on this acquired mortgage pool was $0.3 million and $0.5 million, respectively. During the years ended December 31, 2012, 2011 and 2010, amortization of $0.2 million, $0.3 million and $0.4 million, respectively, was recorded as an increase to interest revenue.
The Company recorded a $0.8 million premium on the purchased Mystic Dunes mortgage pool that was part of the Tempus Resorts Acquisition and is being amortized over the life of the related acquired mortgage pool. As of December 31, 2012 and December 31, 2011, the net unamortized premium was $0.5 million and $6.4 million, respectively. During the years ended December 31, 2012 and 2011, amortization of $0.2 million and $1.1 million respectively, was recorded as a decrease to interest revenue.
The Company recorded a $0.1 million premium on May 21, 2012 on the purchased Pacific Monarch Resorts mortgage pool and is being amortized over the life of the related acquired mortgage pool. As of December 31, 2012, the net unamortized premium was $0.1 million. During the year ended December 31, 2012, amortization of $0.04 million was recorded as a decrease to interest revenue.
Mortgages and contracts receivable, net consisted of the following as of December 31 (in thousands):

	2012	2011
Mortgages and contracts receivable, acquired — the Merger	$30,721	$44,638
Mortgages and contracts receivable, contributed	1,337	3,226
Mortgages and contracts receivable, originated	290,264	224,561
Mortgages and contracts receivable, purchased	64,932	92,261
Mortgages and contracts receivable, gross	387,254	364,686
Allowance for loan and contract losses	(83,784)	(94,478)
Deferred profit on Vacation Interest transactions	(6,113)	(5,756)
Deferred loan and contract origination costs, net of accumulated amortization	4,810	2,826
Inventory value of defaulted mortgages that were previously contributed and acquired	10,512	10,151
Premium on mortgages and contracts receivable, net of accumulated amortization	564	6,362
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(489)
Mortgages and contracts receivable, net	$312,932	$283,302

As of December 31, 2012 and December 31, 2011, $340.4 million and $333.0 million, respectively, of the gross amount of mortgages and contracts receivable were collateralized against the Company’s various debt instruments included in "Securitization notes and Funding Facilities" caption in the accompanying consolidated balance sheets. See Note 15—Borrowings for further detail.
Deferred profit on Vacation Interest transactions represents the revenues less the related direct costs (sales commissions, sales incentives, cost of sales and allowance for loan losses) related to sales that do not qualify for revenue recognition under the provisions of ASC 978. See Note 2— Summary of Significant Accounting Policies for description of revenue recognition criteria.
Inventory value of defaulted mortgages that were previously contributed and acquired represents the inventory underlying mortgages that have defaulted. Upon recovery of the inventory, the value is transferred to unsold Vacation Interest, net.
The following reflects the contractual principal maturities of originated and acquired mortgages and contracts receivable as of December 31 (in thousands):

2013	$41,938
2014	43,947
2015	45,503
2016	44,971
2017	42,809
2018 and thereafter	168,086
$387,254

Activity in the allowance for loan and contract losses associated with mortgages and contracts receivable for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012		2011
Balance, beginning of period	$94,478		$55,151
Provision for purchased portfolios	3,174		49,149
Adjustment for purchased portfolios	(10,379)	(a)	—
Provision for uncollectible Vacation Interest sales revenue	26,539		17,103
Mortgages and contracts receivable charged off	(37,297)		(34,327)
Recoveries	7,250		7,401
Effect of translation rate	19		1
Balance, end of period	$83,784		$94,478

(a) The Company adjusted the components of mortgages and contracts receivable, net, based on the final appraisal related to the Tempus Resorts Acquisition in accordance with ASC 978. In connection with the preparation of the final appraisal and purchase accounting, the Company further reviewed and analyzed the historic static pool recovery data. Based on this further review and analysis, the static pool model created in connection with the Tempus Resort Acquisition and the resulting final distribution of the fair market value in accordance with ASC 978 was completed during the quarter ended March 31, 2012. This redistribution resulted in an adjustment that reduced the charge-offs reflected in the allowance for loan and contract losses by $10.4 million, decreased the inventory value of defaulted mortgages that were previously acquired by $3.7 million and reduced the premium on mortgages and contracts receivable by $6.7 million. This adjustment did not have any impact on the fair value or the total mortgages and contracts receivable, net reported in the accompanying condensed consolidated balance sheets as of December 31, 2012 and 2011, and is unrelated to the $10.6 million adjustment in the fair value of the mortgages and contracts receivable that was reflected in the quarter ended December 31, 2011.

The provision for uncollectible Vacation Interest sales revenue in the table above showing activity in the allowance for loan and contract losses associated with mortgages and contracts receivable is exclusive of ASC 978 adjustments related to deferred revenue, as well as adjustments for the rescission period required under applicable law. The ASC 978 adjustments decreased the provision for uncollectible Vacation Interest sales revenue by $0.6 million and $0.5 million for the years ended December 31, 2012 and 2011, respectively. The adjustment for the rescission period decreased the provision for uncollectible Vacation Interest sales revenue by $0.4 million and $0.2 million for the years ended December 31, 2012 and 2011, respectively.
A summary of credit quality as of December 31, 2012 and 2011 is as follows (in thousands):

FICO Scores	2012	2011
>799	$31,199	$24,215
700 – 799	181,456	158,356
600 – 699	127,423	124,206
<600	24,686	32,455
No FICO Scores	22,490	25,454
	$387,254	$364,686

FICO credit scores were updated as of December 31, 2012 for all mortgages and contracts receivables with the exception of those acquired through the PMR Acquisition.

Transactions with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Related Parties

Note 6	— Transactions with Related Parties
Due from Related Parties, Net and Due to Related Parties, Net
Amounts due from related parties, net and due to related parties, net consist primarily of transactions with HOAs or Collections for which the Company acts as the management company. Due from related parties, net transactions include management fees for the Company’s role as the management company, certain expenses reimbursed by HOAs and Collections, and the allocation of a portion of the Company’s Vacation Interest carrying costs, management and member services, consolidated resort operations, loan portfolio and general and administrative expenses according to a pre-determined schedule approved by the board of directors at each HOA and Collection. Due to related parties, net transactions include (i) the amounts due to HOAs under inventory recovery agreements the Company enters into regularly with certain HOAs and similar agreements with the Collections pursuant to which the Company recaptures VOIs, either in the form of vacation points or vacation intervals, and brings them into the Company’s inventory for sale to customers; (ii) the maintenance fee and assessment fee liability owed to HOAs for intervals or to the Collections for points owned by the Company (this liability is recorded on January 1 of each year for the entire amount of annual maintenance and assessment fees and is relieved throughout the year by the payments remitted to the HOAs and the Collections; these maintenance and assessment fees are also recorded as prepaid expenses and other assets in the accompanying condensed consolidated balance sheet and amortized ratably over the year); (iii) cleaning fees owed to the HOAs and Collections for room stays incurred by the Company’s customers; (iv) subsidy liabilities according to a developer guarantee at a resort; in addition, the Company carries subsidy liabilities owed to certain HOAs to fund the negative cash flows at these HOAs according to certain subsidy agreements which have been terminated; and (v) miscellaneous transactions with other non-HOA related parties.
Amounts due from related parties and due to related parties, some of which are due on demand, carry no interest. Due to the fact that the right of offset exists between the Company and the HOAs and the Collections, the Company evaluates amounts due to and from each HOA and Collection at each reporting period to present the balances as either a net due to or a net due from related parties for each HOA and Collection in accordance with the requirements of ASC 210, "Balance Sheet— Offsetting."
Due from related parties, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Amounts due from HOAs	$16,354	$13,346
Amounts due from Collections	5,957	8,970
Amounts due from other	667	679
Total due from related parties, net	$22,978	$22,995

Due to related parties, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Amounts due to HOAs	$49,890	$33,441
Amounts due to Collections	46,706	30,563
Amounts due to other	203	200
Total due to related parties, net	$96,799	$64,204

Guggenheim Relationship

Two members of the board of managers of DRP, Messrs. Zachary Warren and Scott Minerd, are principals of Guggenheim Partners, LLC ("Guggenheim"), an affiliate of the DRP Holdco, LLC (the "Guggenheim Investor"), a 21.1% investor in the Company. Pursuant to the Fifth Amended and Restated Operating Agreement of DRP, dated as of October 15, 2012, Guggenheim Partners, LLC has the right to appoint two members to the board of managers of DRP, subject to certain security ownership thresholds, and Messrs. Warren and Minerd have served as members of the board of managers of DRP as the appointees of Guggenheim Partners, LLC.
In connection with the amendment and restatement of the Company's 2008 Conduit Facility on April 11, 2013, an affiliate of Guggenheim became a commercial paper conduit for the 2008 Conduit Facility. Also, another affiliate of Guggenheim is currently an investor in the Company's DROT 2009 Notes and DROT 2011 Notes. See Note 15—Borrowings for the definition of and more detail regarding these borrowings.
On July 1, 2011, the Company completed the Tempus Resorts Acquisition. In order to fund this acquisition, Tempus Acquisition, LLC entered into the Tempus Acquisition Loan with Guggenheim Corporate Funding, LLC. See Note 15— Borrowings for the definition of and more detail on the Tempus Acquisition Loan. During the three months ended March 31, 2013, Tempus Acquisition, LLC made an aggregate of approximately $1.2 million in interest payments and approximately $2.6 million in principal payments on the Tempus Acquisition Loan. During the three months ended March 31, 2012, Tempus Acquisition, LLC made an aggregate of approximately $1.1 million in interest payments and $1.4 million in principal payments on the Tempus Acquisition Loan.

On May 21, 2012, the Company completed the PMR Acquisition. In order to fund this acquisition, DPMA entered into the PMR Acquisition Loan with Guggenheim Corporate Funding, LLC. See Note 15—Borrowings for the definition of and more detail on the PMR Acquisition Loan. During the three months ended March 31, 2013, DPMA made an aggregate of approximately $1.5 million in interest payments and approximately $2.2 million in principal payments on the PMR Acquisition Loan.

Transactions with Related Parties
Due from Related Parties, Net and Due to Related Parties, Net
Amounts due from related parties, net and due to related parties, net consist primarily of transactions with HOAs or Collections for which the Company acts as the management company. Due from related parties, net transactions include management fees for the Company’s role as the management company, certain expenses reimbursed by HOAs and Collections, and the allocation of a portion of the Company’s Vacation Interest carrying costs, management and member services, consolidated resort operations, loan portfolio and general and administrative expenses according to a pre-determined schedule approved by the board of directors at each HOA and Collection. Due to related parties, net transactions include (i) the amounts due to HOAs under inventory recovery agreements the Company enters into regularly with certain HOAs and similar agreements with the Collections pursuant to which the Company recaptures VOIs, either in the form of vacation points or vacation intervals, and brings them into the Company’s inventory for sale to customers; (ii) the maintenance fee and assessment fee liability owed to HOAs for intervals or to the Collections for points owned by the Company (this liability is recorded on January 1 of each year for the entire amount of annual maintenance and assessment fees and is relieved throughout the year by the payments remitted to the HOAs and the Collections; these maintenance and assessment fees are also recorded as prepaid expenses and other assets in the accompanying consolidated balance sheet and amortized ratably over the year); (iii) cleaning fees owed to the HOAs and Collections for room stays incurred by the Company’s customers; (iv) subsidy liabilities according to a developer guarantee at a resort; in addition, the Company carries subsidy liabilities owed to certain HOAs to fund the negative cash flows at these HOAs according to certain subsidy agreements which have been terminated; and (v) miscellaneous transactions with other non-HOA related parties.
Amounts due from related parties and due to related parties, some of which are due on demand, carry no interest. Due to the fact that the right of offset exists between the Company and the HOAs and the Collections, the Company evaluates amounts due to and from each HOA and Collection at each reporting period to present the balances as either a net due to or a net due from related parties for each HOA and Collection in accordance with the requirements of ASC 210, "Balance Sheet— Offsetting."
Due from related parties, net consisted of the following as of December 31 (in thousands):

	2012	2011
Amounts due from HOAs	$13,346	$12,163
Amounts due from trusts	8,970	15,673
Amounts due from other	679	429
Total due from related parties, net	$22,995	$28,265

In connection with the PMR Acquisition completed in May 2012, the Company acquired $2.1 million in amounts due from HOAs for management fee, rental commission, collection services, and various other services provided based on an appraisal. See Note 21— Business Combinations for further details on this acquisition.

Due to related parties, net consisted of the following as of December 31 (in thousands):

	2012	2011
Amounts due to HOAs	$33,441	$34,796
Amounts due to trusts	30,563	20,434
Amounts due to other	200	292
Total due to related parties, net	$64,204	$55,522

In connection with the Tempus Resorts Acquisition and the Aegean Blue Acquisition, the Company assumed $2.7 million and $0.6 million in amounts due to HOAs. See Note 21— Business Combinations for further details on this acquisition.
Inventory Recovery Agreements
The Company entered into inventory recovery agreements with substantially all HOAs for its managed resorts in North America and similar arrangements with all of the Collections and a majority of its European managed resorts, pursuant to which it recaptures VOIs, either in the form of points or intervals, and brings them into its inventory for sale to customers. Under these agreements, the Company is required to pay maintenance and assessment fees to the HOAs and Collections, including any past due amounts, for any VOIs that it has recovered. These agreements automatically renew for additional one-year terms unless expressly terminated by either party in advance of the agreement expiration period. These agreements were renewed for 2012, 2011 and 2010. Such agreements contain provisions for the Company to utilize the VOIs associated with such maintenance fees and to reclaim such VOIs in the future. Each agreement provides for an initial June 30 settlement date and adjustments thereafter. The Company has renewed these agreements for 2013.
Management Services
Included within the amounts reported as management and member services revenue are revenues from resort management services provided to the HOAs, which totaled $37.9 million, $33.2 million and $28.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 1 —Background, Business and Basis of Presentation above for detail of these services performed.
Also included within the amount reported as management and member services revenue are revenues earned from managing the Collections. These amounts total $30.3 million, $23.8 million and $19.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Guggenheim Relationship

Two members of the board of managers of DRP, Messrs. Zachary Warren and Scott Minerd, are principals of Guggenheim Partners, LLC, an affiliate of the DRP Holdco, LLC (the "Guggenheim Investor"), a 21.1% investor in the Company. Pursuant to the Fifth Amended and Restated Operating Agreement of DRP, dated as of October 15, 2012, Guggenheim Partners, LLC has the right to appoint two members to the board of managers of DRP, subject to certain security ownership thresholds, and Messrs. Warren and Minerd have served as members of the board of managers of DRP as the appointees of Guggenheim Partners, LLC.
Also, an affiliate of Guggenheim Partners, LLC is currently an investor in the Company's DROT 2009 Notes and DROT 2011 Notes. See Note 15—Borrowings for the definition of and more detail regarding the DROT 2009 Notes and DROT 2011 Notes.
In connection with the Tempus Resorts Acquisition, Tempus Acquisition, LLC, entered into a Credit and Security Agreement, dated November 23, 2010, with an affiliate of the Guggenheim Investor, as the lender, and Guggenheim Corporate Funding, LLC, also an affiliate of the Guggenheim Investor, as administrative agent. This loan was a revolving facility with a maximum principal amount of $8.0 million, with an interest rate of 10%. This loan was repaid on July 1, 2011 in connection with the consummation of the Tempus Resorts Acquisition. During the years ended December 31, 2011, Tempus Acquisition, LLC made an aggregate $0.2 million in interest payments and an aggregate $6.5 million in principal payments on the loan.
On July 1, 2011, the Company completed the Tempus Resorts Acquisition. In order to fund this acquisition, Tempus Acquisition, LLC entered into the Tempus Acquisition Loan with Guggenheim Corporate Funding, LLC. See Note 15— Borrowings for the definition of and more detail on the Tempus Acquisition Loan. During the year ended December 31, 2012, Tempus Acquisition, LLC made an aggregate of approximately $4.2 million in interest payments and approximately $9.3 million in principal payments on the Tempus Acquisition Loan. During the year ended December 31, 2011, Tempus Acquisition, LLC made an aggregate of approximately $2.0 million in interest payments and $0 in principal payments on the Tempus Acquisition Loan.

On May 21, 2012, the Company completed the PMR Acquisition. In order to fund this acquisition, DPMA entered into the PMR Acquisition Loan with Guggenheim Corporate Funding, LLC. See Note 15- Borrowings for the definition of and more detail on the PMR Acquisition Loan. During the year ended December 31, 2012, DPMA made an aggregate of approximately $3.9 million in interest payments and approximately $5.0 million in principal payments on the PMR Acquisition Loan.

Other Receivables, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Other Receivables, Net

Note 7	— Other Receivables, Net
Other receivables, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mini-vacation and sampler programs receivable, net of allowance of $419 and $427, respectively	$9,871	$9,512
THE Club dues receivable, net of allowance of $13,778 and $15,034, respectively	6,389	22,012
Owner maintenance fee receivable, net of allowance of $2,887 and $2,993, respectively	4,380	2,230
Mortgage interest receivable	4,177	4,398
Rental receivables and other resort management-related receivables, net of allowance of $812 and $1,210, respectively	4,067	2,935
Tax refund receivable	2,341	2,239
Insurance claims receivable	2,257	54
THE Club conversion receivable, net of allowance of $245 and $249, respectively	16	35
Other receivables	2,239	2,634
Total other receivables, net	$35,737	$46,049

Other Receivables, Net
Other receivables, net consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club dues receivable, net of allowance of $15,034 and $12,329, respectively	$22,012	$20,342
Mini-vacation and sampler programs receivable, net of allowance of $427 and $0, respectively	9,512	2,261
Mortgage interest receivable	4,398	4,730
Rental receivables and other resort management-related receivables, net of allowance of $1,210 and $1,027, respectively	2,935	3,651
Tax refund receivable	2,239	—
Owner maintenance fee receivable, net of allowance of $2,993 and $2,610, respectively	2,230	1,197
Insurance claims receivable	54	171
THE Club conversion receivable, net of allowance of $249 and $253, respectively	35	336
Other receivables	2,634	2,365
Total other receivables, net	46,049	35,053

In connection with the Tempus Resorts Acquisition completed in July 2011, the Company acquired $2.2 million in other receivables mainly associated with the mortgage/contracts interest receivable and miscellaneous receivables. In connection with the PMR Acquisition completed in May 2012, the Company acquired $2.9 million in other receivables, of which $2.6 million was related to mini-vacation and sampler programs based on an appraisal. In connection with the Aegean Blue Acquisition completed in October 2012, the Company acquired $0.1 million in miscellaneous receivables based on a preliminary appraisal. See Note 21— Business Combinations for further details on these acquisitions.
In addition, the Company submitted a $2.2 million refund claim to the Mexican tax authority to recover certain value-added taxes paid in connection with the PMR Acquisition, which is included in the tax refund receivable line above.

Prepaid Expenses and Other Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Note 8    — Prepaid Expenses and Other Assets, Net
The nature of selected balances included in prepaid expenses and other assets, net includes:
Unamortized maintenance fees—prepaid annual maintenance fees billed by the HOAs and the Collections managed by the Company on unsold Vacation Interests owned by the Company, which are charged to expense ratably over the year.
Deferred commissions—commissions paid to sales agents related to deferred mini-vacations and sampler program revenue, which are charged to advertising, sales and marketing expense as the associated revenue is recognized. Sampler programs allow purchasers to utilize vacation points during a trial period.
Prepaid member benefits and affinity programs—usage rights of THE Club members exchanged for a variety of products and travel services, including airfare, cruises and excursions, amortized ratably over the year.
Vacation Interest purchases in transit—open market purchases of vacation points from prior owners for which the titles have not been officially transferred to the Company. These Vacation Interest purchases in transit are reclassified to unsold Vacation Interest, net, upon successful transfer of title.

Prepaid maintenance fees—prepaid annual maintenance fees billed by the HOAs at the resorts not managed by the Company on unsold Vacation Interests owned by the Company, which are charged to expense ratably over the year.
Prepaid rent—portion of rent paid in advance and charged to expense in accordance with lease agreements.
Prepaid expenses and other assets, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Unamortized maintenance fees	$49,394	$—
Debt issuance costs, net	22,596	22,143
Deferred commissions	8,595	8,118
Prepaid member benefits and affinity programs	7,289	3,881
Unamortized exchange fees	6,858	—
Vacation Interest purchases in transit	5,578	3,262
Prepaid insurance	4,312	2,382
Other inventory/consumables	3,789	3,299
Deposits and advances	3,254	3,228
Prepaid professional fees	1,823	1,231
Prepaid maintenance fees	1,444	4,208
Prepaid sales and marketing costs	1,054	614
Prepaid rent	635	296
Assets to be disposed (not actively marketed)	494	526
Other	5,651	4,836
Total prepaid expenses and other assets, net	$122,766	$58,024

With the exception of Vacation Interest purchases in transit and assets to be disposed (not actively marketed), prepaid expenses are expensed as the underlying assets are utilized or amortized. Debt issuance costs incurred in connection with obtaining funding for the Company have been capitalized and are being amortized over the lives of the related funding agreements as a component of interest expense using a method which approximates the effective interest method. Amortization of capitalized debt issuance costs included in interest expense was $1.5 million and $1.2 million for the three months ended March 31, 2013 and 2012, respectively. See Note 15— Borrowings for more detail.
Debt issuance costs, net of amortization recorded as of March 31, 2013 were comprised of $12.8 million related to the Senior Secured Notes, $2.9 million related to the Diamond Resorts Owners Trust Series 2009-1 Class A and Class B Notes, $2.1 million related to the PMR Acquisition Loan, $2.0 million related to the Diamond Resorts Owners Trust Series 2013-1 Class A and Class B Notes, $1.4 million related to the Diamond Resorts Owners Trust Series 2011-1 Notes, $1.1 million related to the Tempus Acquisition Loan, $0.2 million related to the ILXA loans and $0.1 million related to the Tempus Inventory Loan.
Debt issuance costs, net of amortization recorded as of December 31, 2012 were comprised of $13.2 million related to the Senior Secured Notes, $3.3 million related to the Diamond Resorts Owners Trust Series 2009-1 Class A and Class B Notes, $2.3 million related to the PMR Acquisition Loan, $1.5 million related to the Diamond Resorts Owners Trust Series 2011-1 Notes, $1.2 million related to the Tempus Acquisition Loan, $0.3 million related to the 2008 Conduit Facility, $0.3 million related to the ILXA loans and $0.1 million related to the Tempus Inventory Loan.

Debt issuance costs, net of amortization recorded as of December 31, 2012 were comprised of $13.2 million related to the Senior Secured Notes, $3.3 million related to the Diamond Resorts Owners Trust Series 2009-1
Class A and Class B Notes, $2.3 million related to the PMR Acquisition Loan, $1.5 million related to the Diamond
Resorts Owners Trust Series 2011-1 Notes, $1.2 million related to the Tempus Acquisition Loan, $0.3 million related to the 2008 Conduit Facility, $0.3 million related to the ILXA loans, and $0.1 million related to the Tempus
Inventory Loan. See Note 15—Borrowings for definition of and more detail on the Company’s borrowings.

Prepaid Expenses and Other Assets, Net
Prepaid Expenses and Other Assets, Net
The nature of selected balances included in prepaid expenses and other assets, net includes:
Deferred commissions—commissions paid to sales agents related to deferred mini-vacations and sampler program revenue, which are charged to advertising, sales and marketing expense as the associated revenue is recognized. Sampler programs allow purchasers to utilize vacation points during a trial period.
Prepaid maintenance fees—prepaid annual maintenance fees billed by the HOAs at the resorts not managed by the Company on unsold Vacation Interests owned by the Company, which are charged to expense ratably over the year.
Vacation Interest purchases in transit—open market purchases of vacation points from prior owners for which the titles have not been officially transferred to the Company. These Vacation Interest purchases in transit are reclassified to unsold Vacation Interest, net, upon successful transfer of title.
Prepaid member benefits and affinity programs—usage rights of THE Club members exchanged for a variety of products and travel services, including airfare, cruises and excursions, amortized ratably over the year.
Prepaid rent—portion of rent paid in advance and charged to expense in accordance with lease agreements.
Prepaid expenses and other assets, net consisted of the following as of December 31 (in thousands):

	2012	2011
Debt issuance costs, net	$22,143	$24,607
Deferred commissions	8,118	3,756
Prepaid maintenance fees	4,208	1,865
Prepaid member benefits and affinity programs	3,881	3,328
Other inventory/consumables	3,299	2,580
Vacation Interest purchases in transit	3,262	2,238
Deposits and advances	3,228	8,892
Prepaid insurance	2,382	2,179
Prepaid Professional Fees	1,231	262
Prepaid sales and marketing costs	614	340
Assets to be disposed (not actively marketed)	526	505
Prepaid rent	296	269
Other	4,836	2,656
Total prepaid expenses and other assets, net	$58,024	$53,477

With the exception of Vacation Interest purchases in transit and assets to be disposed (not actively marketed), prepaid expenses are expensed as the underlying assets are utilized or amortized. Debt issuance costs incurred in connection with obtaining funding for the Company have been capitalized and are being amortized over the lives of the related funding agreements as a component of interest expense using a method which approximates the effective interest method. Amortization of capitalized debt issuance costs included in interest expense was $5.0 million, $5.0 million and $2.5 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 15— Borrowings for more detail.
Debt issuance costs, net of amortization recorded as of December 31, 2012 were comprised of $13.2 million related to the Senior Secured Notes, $3.3 million related to the Diamond Resorts Owners Trust Series 2009-1 Class A and Class B Notes, $2.3 million related to the PMR Acquisition Loan, $1.5 million related to the Diamond Resorts Owners Trust Series 2011-1 Notes, $1.2 million related to the Tempus Acquisition Loan, $0.3 million related to the 2008 Conduit Facility, $0.3 million related to the ILXA Receivables Loan and the ILXA Inventory Loan, and $0.1 million related to the Tempus Inventory Loan. See Note 15— Borrowings for definition of and more detail on the Company's borrowings.
Debt issuance costs, net of amortization recorded as of December 31, 2011 were comprised of $14.7 million related to the Senior Secured Notes, $4.8 million related to the Diamond Resorts Owners Trust Series 2009-1 Class A and Class B Notes, $1.9 million related to the Diamond Resorts Owners Trust Series 2011-1 Notes, $1.4 million related to the Tempus Acquisition Loan, $1.2 million related to the 2008 Conduit Facility, $0.5 million related to the ILXA loans, $0.1 million related to the Quorum Facility, and $0.1 million related to the Tempus Inventory Loan.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $0.3 million, $1.3 million, $0.3 million and $0.9 million in prepaid expenses and other assets. See Note 21— Business Combinations for further details on these acquisitions.

Unsold Vacation Interests, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Unsold Vacation Interests, Net [Abstract]
Unsold Vacation Interests, Net

Note 9	— Unsold Vacation Interests, Net
Unsold Vacation Interests, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Completed unsold Vacation Interests, net	$252,455	$268,007
Undeveloped land	38,872	38,786
Vacation Interest construction in progress	9,161	9,074
Unsold Vacation Interests, net	$300,488	$315,867

Activity related to unsold Vacation Interests, net for the periods presented below consisted of the following (in thousands):

	Three Months ended March 31,
	2013	2012
Balance, beginning of period	$315,867	$256,805
Vacation Interest cost of sales	(17,846)	(8,231)
Inventory recovery activity - North America	(455)	4
Inventory recovery activity - Europe	849	2,453
Open market and bulk purchases	400	271
Accrued bulk purchases	1,467	—
Capitalized legal, title and trust fees	745	733
Construction in progress	452	231
Loan default recoveries	686	3,226
Effect of foreign currency translation	(1,952)	1,121
Other	275	(88)
Balance, end of period	$300,488	$256,525

See Note 2— Summary of Significant Accounting Policies set forth in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for discussions on unsold Vacation Interests.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $10.1 million, $23.1 million, $30.4 million and $3.5 million in unsold Vacation Interest.

Unsold Vacation Interests, Net
Unsold Vacation Interests, net consisted of the following as of December 31 (in thousands):

	2012	2011
Completed unsold Vacation Interests, net	$268,007	$221,062
Undeveloped land	38,786	31,553
Vacation Interest construction in progress	9,074	4,190
Unsold Vacation Interests, net	$315,867	$256,805

Activity related to unsold Vacation Interests, net for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Balance, beginning of period	$256,805	$190,565
Vacation Interest cost of sales	(32,150)	9,695
Purchases in connection with business combinations	33,888	23,125
Inventory recovery activity capitalized - North America	27,002	12,014
Inventory recovery activity - Europe	15,469	6,272
Open market and bulk purchases	4,988	1,794
Capitalized legal, title and trust fees	2,830	2,861
Construction in progress	2,067	1,749
Loan default recoveries	3,415	5,259
Transfers (to) from assets held for sale	(431)	2,750
Transfers from assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	—	1,589
Effect of foreign currency translation	1,280	(543)
Other	704	(325)
Balance, end of period	$315,867	$256,805

See Note 2— Summary of Significant Accounting Policies for discussions on unsold Vacation Interests.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $10.1 million, $23.1 million, $30.4 million and $3.5 million in Unsold Vacation Interests. See Note 21— Business Combinations for further details on these acquisitions.
Unsold Vacation Interests, net consisted of the following as of December 31 (in thousands):

	2012	2011
Completed unsold Vacation Interests, net	$268,007	$221,062
Undeveloped land	38,786	31,553
Vacation Interest construction in progress	9,074	4,190
Unsold Vacation Interests, net	$315,867	$256,805

Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 10	— Property and Equipment, Net
Property and equipment, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Land and improvements	$16,824	$16,828
Buildings and leasehold improvements	33,172	32,932
Furniture and office equipment	16,054	16,180
Computer software	18,645	17,370
Computer equipment	10,789	10,358
Construction in progress	403	25
Property and equipment, gross	95,887	93,693
Less accumulated depreciation	(40,832)	(38,573)
Property and equipment, net	$55,055	$55,120

Depreciation expense related to property and equipment was $2.4 million and $1.9 million for the three months ended March 31, 2013 and 2012, respectively.
Property and equipment are recorded at either cost for assets purchased or constructed, or fair value in the case of assets acquired through business combinations. The costs of improvements that extend the useful life of property and equipment are capitalized when incurred. These capitalized costs may include structural costs, equipment, fixtures and floor and wall coverings. All repair and maintenance costs are expensed as incurred.
Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the estimated useful lives, which range from four to forty years, or the remainder of the lease terms. Furniture, office equipment, computer software and computer equipment are depreciated using the straight-line method over their estimated useful lives, which range from three to seven years.

Property and Equipment, Net
Property and equipment, net consisted of the following as of December 31 (in thousands):

	2012	2011
Land and improvements	$16,828	$16,819
Buildings and leasehold improvements	32,932	29,032
Furniture and office equipment	16,180	12,832
Computer software	17,370	11,428
Computer equipment	10,358	7,954
Construction in progress	25	345
Property and equipment, gross	93,693	78,410
Less accumulated depreciation	(38,573)	(30,233)
Property and equipment, net	$55,120	$48,177

Depreciation expense related to property and equipment was $8.4 million, $7.4 million and $7.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Property and equipment are recorded at either cost for assets purchased or constructed, or fair value in the case of assets acquired through business combinations. The costs of improvements that extend the useful life of property and equipment are capitalized when incurred. These capitalized costs may include structural costs, equipment, fixtures and floor and wall coverings. All repair and maintenance costs are expensed as incurred.
Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the estimated useful lives, which range from four to forty years, or the remainder of the lease terms. Furniture, office equipment, computer software and computer equipment are depreciated using the straight-line method over their estimated useful lives, which range from three to seven years.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $7.4 million, $15.6 million, $0.7 million and $0.4 million in furniture, office and computer equipment, and leasehold improvements based on the respective appraisals. See Note 21— Business Combinations for further details.

Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Note 11	— Intangible Assets, Net
Intangible assets, net as of March 31, 2013 consisted of the following (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,107	$(22,853)	$94,254
Member relationships	37,842	(27,729)	10,113
Distributor relationships and other	4,842	(897)	3,945
	$159,791	$(51,479)	$108,312

Intangible assets, net as of December 31, 2012 consisted of the following (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,672	$(20,931)	$96,741
Member relationships	38,017	(26,348)	11,669
Distributor relationships and other	4,866	(778)	4,088
	$160,555	$(48,057)	$112,498

Amortization expense for management contracts is recognized on a straight-line basis over the estimated useful lives ranging from five to twenty-five years. Amortization expense for management contracts was $2.2 million and $1.4 million for the three months ended March 31, 2013 and 2012, respectively. Amortization expense for member relationships, distributor relationships and other is amortized over the period of time that the relationships are expected to produce cash flows. Amortization expense for member relationships, distributor relationships and other intangibles was $1.6 million and $0.5 million for the three months ended March 31, 2013 and 2012, respectively. Membership relationships and distributor relationships have estimated useful lives ranging from three to thirty years. However, the Company expects to generate significantly more cash flows during the earlier years of the relationships than the later years. Consequently, amortization expenses on these relationships decrease significantly over the lives of the relationships.
The estimated aggregate amortization expense for intangible assets is expected to be $13.3 million, $12.0 million, $8.5 million, $7.4 million and $6.5 million for the twelve months ending March 31, 2014 through 2018, respectively.

Intangible Assets, Net
Intangible assets, net consisted of the following as of December 31, 2012 (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,672	$(20,931)	$96,741
Member relationships	38,017	(26,348)	11,669
Distributor relationships and other	4,866	(778)	4,088
	$160,555	$(48,057)	$112,498
Intangible assets, net consisted of the following as of December 31, 2011 (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$75,043	$(14,072)	$60,971
Member relationships	29,325	(23,032)	6,293
Distributor relationships and other	1,230	(385)	845
	$105,598	$(37,489)	$68,109

In connection with the ILX Acquisition completed in August 2010, the Company recorded $8.8 million of intangible assets based on the final appraisal.
In connection with the Tempus Resorts Acquisition completed in July 2011, the Company recorded $28.8 million of intangible assets based on the final appraisal.
In connection with the PMR Acquisition completed in May 2012, the Company recorded $48.9 million of intangible assets based on an appraisal.
In connection with the Aegean Blue Acquisition completed in October 2012, the Company recorded $5.9 million of intangible assets based on a preliminary appraisal. See Note 21— Business Combinations for further details on these acquisitions.
Amortization expense for management contracts is recognized on a straight-line basis over the estimated useful lives ranging from five to twenty-five years. Amortization expense for management contracts was $6.9 million, $4.7 million and $3.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization expense for member relationships, distributor relationships and other is amortized over the period of time that the relationships are expected to produce cash flows. Amortization expense for member relationships, distributor relationships and other intangibles was $3.6 million, $1.9 million and $2.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. Membership relationships and distributor relationships have estimated useful lives ranging from three to thirty years. However, the Company expects to generate significantly more cash flows during the earlier years of the relationships than the later years. Consequently, amortization expenses on these relationships decrease significantly over the lives of the relationships.
The estimated aggregate amortization expense for intangible assets is expected to be $13.3 million, $12.7 million, $10.0 million, $7.6 million and $6.8 million for the years ending December 31, 2013 through 2017, respectively.

Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assets Held for Sale [Abstract]
Assets Held for Sale
Note 12 — Assets Held for Sale
Assets held for sale are recorded at the lower of cost or their estimated fair value less cost to sell and are not subject to depreciation. Sale of the assets classified as such is probable, and transfer of the assets is expected to qualify for recognition as a completed sale, generally within one year of the balance sheet date. During the year ended December 31, 2010, the Company made the decision to sell certain resorts and certain units in its European operations. A portion of the units was sold by March 31, 2013.
The $4.9 million balance in assets held for sale as of March 31, 2013 consisted of the points equivalent of unsold units and resorts that are either held for sale or pending the consummation of sale. As of March 31, 2013, the Company was a party to sales contracts entered into during 2012 and 2011 for approximately $1.3 million and $3.4 million, respectively, of units that were classified as held for sale. The proceeds will be paid over several years and the Company will retain title to the properties until the full amounts due under the sales contracts are received. According to guidance included in ASC 360, "Property, Plant, and Equipment," the sales shall not be considered consummated until all consideration has been exchanged. Consequently, the assets pending consummation of sale will continue to be included in assets held for sale until all proceeds are received.

Assets Held for Sale
Assets held for sale are recorded at the lower of cost or their estimated fair value less cost to sell and are not subject to depreciation. Sale of the assets classified as such is probable, and transfer of the assets is expected to qualify for recognition as a completed sale, generally within one year of the balance sheet date. During the year ended December 31, 2010, the Company made the decision to sell certain resorts and certain units in its European operations. A portion of the units were sold by December 31, 2012. During the year ended December 31, 2012, approximately $1.4 million was transferred from assets held for sale to intangibles and unsold Vacation Interests, net as the pending sales on these assets were canceled and they are not expected to be sold within one year of the balance sheet date.
The $5.2 million balance in assets held for sale as of December 31, 2012 consisted of the points equivalent of unsold units and resorts that are either held for sale or pending the consummation of sale. As of December 31, 2012, the Company was a party to sales contracts entered into during 2012 and 2011 for approximately $1.4 million and $3.4 million, respectively, of units that are classified as held for sale. The proceeds will be paid over several years and the Company will retain title to the properties until the full amounts due under the sales contracts are received. According to guidance included in ASC 360, "Property, Plant, and Equipment," the sales shall not be considered consummated until all consideration has been exchanged. Consequently, the assets pending consummation of sale will continue to be included in assets held for sale until all proceeds are received.

Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities Disclosure [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 13 — Accrued Liabilities
The Company records estimated amounts for certain accrued liabilities at each period end. Accrued liabilities are obligations to transfer assets or provide services to other entities in the future as a result of past transactions or events. The nature of selected balances included in accrued liabilities of the Company includes:
Accrued marketing expenses—expenses for travel vouchers and certificates used as sales incentives to buyers as well as attraction tickets as tour incentives. Such vouchers and certificates will be paid for in the future based on actual redemption.
Accrued exchange company fees—estimated liability owed to Interval International for annual dues related to exchange services provided to the Company.
Accrued operating lease liabilities—difference between straight-line operating lease expenses and cash payments associated with any equipment, furniture, or facilities leases classified as operating leases.
Deposits on pending sale of assets—deposits that the Company has received in connection with the pending sales of certain assets in its European operations. The sale of these assets has not been consummated due to the fact that not all consideration has been exchanged. These deposits are, therefore, accounted for using the deposit method in accordance with ASC 360, "Property, Plant and Equipment." See Note 12—Assets Held for Sale for further detail.
Accrued call center costs—expenses associated with the outsourced customer service call center operations.
Accrued contingent litigation liabilities—estimated settlement costs for existing litigation cases.
Accrued liabilities as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Accrued payroll and related	$21,547	$22,313
Accrued interest	11,684	23,627
Accrued commissions	11,570	12,021
Accrued marketing expenses	10,675	12,189
Accrued exchange company fees	9,021	1,209
Accrued professional fees	6,797	5,472
Accrued other taxes	6,763	7,165
Accrued operating lease liabilities	3,670	3,438
Deposits on pending sale of assets	3,615	2,693
Accrued insurance	3,321	4,983
Accrued liability related to business combinations	3,301	3,400
Accrued call center costs	1,715	2,060
Accrued contingent litigation liabilities	1,244	1,102
Other	5,097	4,779
Total accrued liabilities	$100,020	$106,451

Accrued Liabilities
The Company records estimated amounts for certain accrued liabilities at each period end. Accrued liabilities are obligations to transfer assets or provide services to other entities in the future as a result of past transactions or events. The nature of selected balances included in accrued liabilities of the Company includes:
Accrued marketing expenses—expenses for travel vouchers and certificates used as sales incentives to buyers as well as attraction tickets as tour incentives. Such vouchers and certificates will be paid for in the future based on actual redemption.
Accrued operating lease liabilities—difference between straight-line operating lease expenses and cash payments associated with any equipment, furniture, or facilities leases classified as operating leases.
Deposits on pending sale of assets—deposits that the Company has received in connection with the pending sales of certain assets in its European operations. The sale of these assets has not been consummated due to the fact that not all consideration has been exchanged. These deposits are, therefore, accounted for using the deposit method in accordance with ASC 360, "Property, Plant and Equipment." See Note 12— Assets Held for Sale for further detail.
Accrued call center costs—expenses associated with the outsourced customer service call center operations.
Accrued exchange company fees—estimated liability owed to Interval International for annual dues.
Accrued contingent litigation liabilities—estimated settlement costs for existing litigation cases.
Accrued liabilities consisted of the following as of December 31 (in thousands):

	2012	2011
Accrued interest	$23,627	$20,618
Accrued payroll and related	22,313	18,947
Accrued marketing expenses	12,189	4,706
Accrued commissions	12,021	5,951
Accrued other taxes	7,165	6,903
Accrued professional fees	5,472	2,046
Accrued insurance	4,983	1,478
Accrued liability related to business combinations	3,400	—
Accrued operating lease liabilities	3,438	2,092
Deposits on pending sale of assets	2,693	1,158
Accrued call center costs	2,060	1,173
Accrued exchange company fees	1,209	1,044
Accrued contingent litigation liabilities	1,102	1,184
Other	4,779	3,026
Total accrued liabilities	$106,451	$70,326

In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company assumed $4.0 million, $1.2 million, $1.7 million and $8.8 million in Accrued Liabilities. See Note 21— Business Combinations for further details on these acquisitions.

Deferred Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenues
Note 14 — Deferred Revenues
The Company records deferred revenues for payments received or billed but not earned for various activities.
Deferred mini-vacations and sampler programs revenue—sold but unused trial VOIs. This revenue is recognized when the purchaser completes a stay at one of the Company’s resorts or the trial period expires, whichever is earlier. Such revenue is recorded as a reduction to Vacation Interest carrying cost in accordance with ASC 978, with the exception of the Company’s European sampler product and a U.S. fixed-term product, both of which are three years in duration and, as such, are treated as Vacation Interest sales revenue.
THE Club deferred revenue—THE Club annual membership fees billed to members (offset by an estimated uncollectible amount) and amortized ratably over a one-year period and optional reservation protection fees recognized over an approximate life of the member's reservation, which is generally six months on average.
Deferred maintenance and reserve fee revenue—maintenance fees billed as of January first of each year and earned ratably over the year for the two resorts in St. Maarten where the Company functions as the HOA. In addition, the owners are billed for capital project assessments to repair and replace the amenities or to reserve the out-of-pocket deductibles for hurricanes and other natural disasters. These assessments are deferred until the refurbishment activity occurs, at which time the amounts collected are recognized as consolidated resort operations revenue, with an equal amount recognized as consolidated resort operations expense.
Accrued guest deposits—amounts received from guests for future rentals recognized as revenue when earned.
Deferred revenue from an exchange company—unearned portion of a $5.0 million payment that the Company received in 2008 as consideration for granting the exclusive rights to Interval International to provide call center services and exchange services to the Company. In accordance with ASC 605-50, "Revenue Recognition — Customer Payments and Incentives," the $5.0 million will be recognized over the 10-year term of the agreements as a reduction of the costs incurred for the services provided by Interval International.
Deferred revenues as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Deferred mini-vacation and sampler program revenue	$38,572	$33,633
THE Club deferred revenue	31,015	41,097
Deferred maintenance and reserve fee revenue	30,642	13,335
Accrued guest deposits	2,777	2,100
Deferred revenue from an exchange company	2,193	2,350
Deferred amenity fee revenue	1,818	—
Deferred management fees and allocation revenue	413	360
Other	1,013	958
Total deferred revenues	$108,443	$93,833

Deferred Revenues
The Company records deferred revenues for payments received or billed but not earned for various activities.
Deferred mini-vacations and sampler programs revenue—sold but unused trial VOIs. This revenue is recognized when the purchaser completes a stay at one of the Company’s resorts or the trial period expires, whichever is earlier. Such revenue is recorded as a reduction to Vacation Interest carrying cost in accordance with ASC 978, with the exception of the Company’s European sampler product and a U.S. fixed-term product, both of which are three years in duration and, as such, are treated as Vacation Interest sales revenue.
THE Club deferred revenue—THE Club annual membership fees billed to members (offset by an estimated uncollectible amount) and amortized ratably over a one-year period and optional reservation protection fees recognized over an approximate life of the member's reservation, which is generally six months on average.
Deferred maintenance and reserve fee revenue—maintenance fees billed as of January first of each year and earned ratably over the year in the Company’s capacity as the HOA for the two resorts in St. Maarten. In addition, the HOA will periodically bill the owners for capital project assessments to repair and replace the amenities or to reserve the out-of-pocket deductibles for hurricanes and other natural disasters. These assessments are deferred until the refurbishment activity occurs, at which time the amounts collected are recognized as consolidated resort operations revenue, with an equal amount recognized as consolidated resort operations expense.
Deferred revenue from an exchange company—unearned portion of a $5.0 million payment that the Company received in 2008 as consideration for granting the exclusive rights to Interval International to provide call center services and exchange services to the Company. In accordance with ASC 605-50, "Revenue Recognition — Customer Payments and Incentives," the $5.0 million will be recognized over the 10-year term of the agreements as a reduction of the costs incurred for the services provided by Interval International.
Accrued guest deposits—amounts received from guests for future rentals recognized as revenue when earned.

Deferred revenues consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club deferred revenue	$41,097	$38,124
Deferred mini-vacation and sampler program revenue	33,633	16,954
Deferred maintenance and reserve fee revenue	13,335	11,508
Deferred revenue from an exchange company	2,350	2,787
Accrued guest deposits	2,100	659
Deferred management fees and allocation revenue	360	—
Other	958	742
Total deferred revenues	$93,833	$70,774

In connection with the Tempus Resorts Acquisition and the Aegean Blue Acquisition, the Company assumed $1.6 million and $0.4 million, respectively, in Deferred Revenue. See Note 21— Business Combinations for further details on this acquisition.

Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowings
Note 15 — Borrowings
Senior Secured Notes. On August 13, 2010, the Company completed the issuance of $425.0 million of principal amount of Senior Secured Notes. The Senior Secured Notes carry an interest rate of 12.0% and were issued with an original issue discount of 2.5%, or $10.6 million. Interest payments are due in arrears on February 15 and August 15 of each year, commencing February 15, 2011. The Senior Secured Notes mature in August 2018 and may be redeemed by the Company at any time pursuant to the terms of the Senior Secured Notes. If the Company redeems, in whole or in part, the Senior Secured Notes prior to August 2014, the redemption price will be the face value of the Senior Secured Notes plus accrued and unpaid interest and an applicable premium. If the Company redeems all or part of the Senior Secured Notes on or after August 2014, the redemption price will be 106% of the face value of the Senior Secured Notes, subject to decreases over the next two years.
Conduit Facilities, 2009 Securitization, 2011 Securitization, and 2013 Securitization. On November 3, 2008, the Company entered into agreements for its 2008 conduit facility ("2008 Conduit Facility"), pursuant to which it issued secured VOI receivable-backed variable funding notes designated as Diamond Resorts Issuer 2008 LLC Variable Funding Notes in an aggregate principal amount not to exceed $215.4 million, which was decreased to $200.0 million, $73.4 million and $$64.6 million on March 27, 2009, October 15, 2009 and August 31, 2010, respectively. On October 14, 2011, the Company entered into an amended and restated 2008 Conduit Facility agreement that extended the maturity date of the facility to April 12, 2013. The amendment provided for a $75.0 million, 18-month facility that was annually renewable for 364-day periods at the election of the lenders, bore interest at either LIBOR or the commercial paper rate (having a floor of 0.50%) plus 4.0%, and had a non-use fee of 0.75%. The advance rates on loans receivable in the portfolio were limited to 75% of the face value of the eligible loans. On April 11, 2013, the Company entered into another amended and restated 2008 Conduit Facility agreement that extended the maturity date of the facility to April 10, 2015. That amended and restated 2008 Conduit Facility provides for a $125.0 million, 24-month facility that is annually renewable for 364-day periods at the election of the lenders, bears interest at either LIBOR or the commercial paper rate (each having a floor of 0.50%) plus 3.25%, and has a non-use fee of 0.75%. The overall advance rate on loans receivable in the portfolio is limited to 85% of the aggregate face value of the eligible loans.
On October 15, 2009, the Company completed the 2009 securitization transaction and issued two consumer loan backed notes designated as the Diamond Resorts Owner Trust ("DROT") 2009 Class A Notes and the DROT Series 2009 Class B Notes, (together, the "DROT 2009 Notes"). The DROT 2009 Class A Notes carry an interest rate of 9.3% and had an initial face value of $169.2 million. The DROT 2009 Class B Notes carry an interest rate of 12.0% and had an initial face value of $12.8 million. The DROT 2009 Notes have a maturity date of March 20, 2026. The net proceeds received were $181.1 million compared to the $182.0 million face value and the Company recorded the $0.9 million difference as an original issue discount on the securitization notes payable. Also on October 15, 2009, the Company used the proceeds from the DROT 2009 Notes to pay down the $148.9 million then-outstanding principal balance under its 2008 Conduit Facility, along with requisite accrued interest and fees associated with both conduit facilities.
On April 27, 2011, the Company completed a securitization transaction and issued the DROT 2011 Notes with a face value of $64.5 million ("DROT 2011 Notes"). The DROT 2011 Notes mature on March 20, 2023 and carry an interest rate of 4.0%. The net proceeds were used to pay off in full the $36.4 million then-outstanding principal balance under the 2008 Conduit Facility, to pay down approximately $7.0 million of the Quorum Facility (see definition below), to pay requisite accrued interest and fees associated with both facilities, and to pay certain expenses incurred in connection with the issuance of the DROT 2011 Notes, including the funding of a reserve account required thereby.
On January 23, 2013, the Company completed a securitization transaction and issued the DROT 2013 Notes with a face value of $93.6 million ("DROT 2013 Notes"). The DROT 2013 Notes mature on January 20, 2025 and carry a weighted average interest rate of 2.0%. The net proceeds were used to pay off the then-outstanding principal balance under the 2008 Conduit Facility and to pay expenses incurred in connection with the issuance of the DROT 2013 Notes, including the funding of a reserve account required thereby.
Quorum Facility. The Company's subsidiary, DRI Quorum, entered into a Loan Sale and Servicing Agreement (the "LSSA"), dated as of April 30, 2010 (as amended and restated, the “Quorum Facility”) with Quorum Federal Credit Union ("Quorum") as purchaser. The LSSA and related documents provide for an aggregate minimum $40.0 million loan sale facility and joint marketing venture where DRI Quorum may sell eligible consumer loans and in-transit loans to Quorum on a non-recourse, permanent basis, provided that the underlying consumer obligor is a Quorum credit union member. The joint marketing venture has a minimum term of two years, and the LSSA provides for a purchase period of two years. The purchase price payment and the program purchase fee are each determined at the time that the loan is sold to Quorum. To the extent excess funds remain after payment of the sold loans at Quorum’s purchase price, such excess funds are required to be remitted to the Company as a deferred purchase price payment. This transaction did not qualify as a loan sale under U.S. GAAP. The LSSA was amended on April 27, 2012 to increase the aggregate minimum committed amount of the Quorum Facility to $60.0 million. The LSSA was further amended and restated effective as of December 31, 2012 to increase the aggregate minimum committed amount to $80.0 million and to extend the term of the agreement to December 31, 2015; provided that Quorum may further extend the term for additional one-year periods by written notice. As of March 31, 2013, the weighted average purchase price payment was 89.7% of the obligor loan amount and the weighted average program purchase fee was 6.1%.
ILXA Receivables Loan and Inventory Loan. On August 31, 2010, the Company completed the ILX Acquisition through its wholly-owned subsidiary, ILXA. In connection with the ILX Acquisition, ILXA entered into an Inventory Loan and Security Agreement ("ILXA Inventory Loan") and a Receivables Loan and Security Agreement ("ILXA Receivables Loan") with Textron Financial Corporation. The ILXA Inventory Loan is a non-revolving credit facility in the maximum principal amount of $23.0 million with an interest rate of 7.5%. The ILXA Receivables Loan is a receivables facility with an initial principal amount of $11.9 million with an interest rate of 10.0% and is collateralized by mortgages and contracts receivable of ILXA. Both loans mature on August 31, 2015. ILXA and each of its wholly-owned subsidiaries are special-purpose subsidiaries.
Tempus Acquisition Loan and Tempus Resorts Acquisition Financing. On July 1, 2011, the Company completed the Tempus Resorts Acquisition through Mystic Dunes, LLC, a wholly-owned subsidiary of Tempus Acquisition, LLC. In order to fund the Tempus Resorts Acquisition, Tempus Acquisition, LLC entered into a Loan and Security Agreement with Guggenheim Corporate Funding, LLC, as administrative agent for lenders, which include affiliates of, or funds managed or advised by, Guggenheim, which is an affiliate of the Guggenheim Investor, and Silver Rock Financial LLC, which is an affiliate of an investor in the Company (the “Tempus Acquisition Loan”). The Tempus Acquisition Loan is collateralized by all assets of Tempus Acquisition, LLC. The Tempus Acquisition Loan was initially in an aggregate principal amount of $41.1 million (which included a $5.5 million revolving loan). The Tempus Acquisition Loan bears interest at a rate of 18.0% (of which an amount equal to not less than 10.0% per annum is paid in cash on a quarterly basis and the remaining accrued amount may be paid, at Tempus Acquisition, LLC's election, in cash or in kind by adding the applicable accrued amount to principal), and matures on June 30, 2015. In addition, Tempus Acquisition, LLC paid a 2.0% closing fee based on the initial Tempus Acquisition Loan balance as of July 1, 2011 and is also required to make an exit fee payment for up to 10% of the initial Tempus Acquisition Loan balance upon the final payment-in-full of the outstanding balance under the loan. Tempus Acquisition, LLC is required to make principal prepayments equal to (i) on a monthly basis, 40% of the aggregate interval purchase price received by Mystic Dunes, LLC in the prior month, (ii) within one business day of receipt, net participation proceeds payments less amounts attributable to interest paid, generated by Tempus Acquisition, LLC's acquisition of a participating interest in the Tempus Receivables Loan, (iii) 100% of excess cash flow from the Tempus Resorts Acquisition and the Aegean Blue Acquisition, commencing with the quarter ending December 31, 2012, and (iv) $0.3 million, payable monthly, commencing in January 2013. Within 30 days after the end of each calendar year commencing with calendar year 2012, Tempus Acquisition, LLC is also required to make an additional prepayment in an amount equal to the difference between the aggregate principal prepayments paid in the calendar year and $5.0 million, such that a minimum of $5.0 million in aggregate annual principal reductions have been made. On September 28, 2012, Tempus Acquisition, LLC amended the Loan and Security Agreement to terminate the revolving loan and transfer the then-outstanding balance under the revolving loan to the term loans. On October 4, 2012, Tempus Acquisition, LLC further amended the Loan and Security Agreement to provide an additional $6.6 million borrowing under the term loans to fund the Aegean Blue Acquisition. The Tempus Acquisition Loan was further amended on November 20, 2012 and December 31, 2012 to increase the term loans by $2.5 million and $5.0 million respectively, to pay separation payments to principals of the Mystic Dunes resorts, and to fund guaranties and indemnities required to be paid to Mystic Dunes, LLC's HOAs. Some of the investment advisory clients of Wellington Management Company, LLP ("Wellington Management Investors") also became lenders under this credit facility in connection with the December 2012 amendment to the Tempus Acquisition Loan.
An aggregate of $7.5 million of the Tempus Acquisition Loan was used by Tempus Acquisition, LLC to purchase a 10% participating interest in the Tempus Receivables Loan, and the remaining proceeds were loaned to Mystic Dunes, LLC pursuant to a Loan and Security Agreement having payment terms identical to the Tempus Acquisition Loan (the "Mystic Dunes Loan"). The Mystic Dunes Loan is collateralized by all assets of Mystic Dunes, LLC. The proceeds of the Mystic Dunes Loan were used to pay off certain existing indebtedness and closing costs associated with the Tempus Resorts Acquisition.
Additionally, Mystic Dunes Receivables, LLC, a subsidiary of Mystic Dunes, LLC, entered into a Loan and Security Agreement with Resort Finance America, LLC (the "Tempus Receivables Loan"). The Tempus Receivables Loan is a receivables credit facility in the amount of $74.5 million, collateralized by mortgages and contracts receivable acquired in the Tempus Resorts Acquisition. All cash flows received from customer payments, including principal, interest and miscellaneous fees (net of contractual servicing costs) are used to pay the principal and accrued interest balances on the Tempus Receivables Loan. In addition, Mystic Dunes Receivables, LLC is required to make additional principal payments in the event the aging status of the receivables in the underlying portfolio does not meet certain requirements. During the three months ended March 31, 2013 and 2012, Mystic Dunes, LLC made additional principal payments of $0.3 million and $0.1 million, respectively, pursuant to this requirement. The Tempus Receivables Loan bears interest at a rate that is the higher of (i) one-month LIBOR plus 7.0% or (ii) 10%, adjusted monthly, and matures on July 1, 2015. Furthermore, the Company is obligated to pay Resort Finance America, LLC an initial defaulted timeshare loans release fee over 36 months from August 2011 through July 2014 ("Notes Payable—RFA fees"). The fee was recorded at fair value as of July 1, 2011 using a discount rate of 10.0%.
Another subsidiary of Mystic Dunes, LLC entered into an Amended and Restated Inventory Loan and Security Agreement with Textron Financial Corporation (the “Tempus Inventory Loan”) in the maximum amount of $4.3 million, collateralized by certain VOI inventory acquired in the Tempus Resorts Acquisition. The Tempus Inventory Loan bears interest at a rate equal to the three-month LIBOR (with a floor of 2.0%) plus 5.5% and matures on June 30, 2016, subject to extension to June 30, 2018. Hereinafter, the Tempus Acquisition Loan, the Mystic Dunes Loan, the Tempus Receivables Loan and the Tempus Inventory Loan are sometimes collectively referred to herein as the "Tempus Loans."
Tempus Acquisition, LLC, Mystic Dunes, LLC and each of their respective wholly-owned subsidiaries are special-purpose subsidiaries.
PMR Acquisition Loan and Inventory Loan. On May 21, 2012, DPMA completed the PMR Acquisition whereby it acquired assets pursuant to an Asset Purchase Agreement, among DPMA and Pacific Monarch Resorts, Inc., Vacation Interval Realty, Inc., Vacation Marketing Group, Inc., MGV Cabo, LLC, Desarrollo Cabo Azul, S. de R.L. de C.V., and Operadora MGVM S. de R.L. de C.V. Pursuant to the Asset Purchase Agreement, DPMA acquired four resort management agreements, unsold VOIs and the rights to recover and resell such interests, a portion of the seller's consumer loans portfolio and certain real property and other assets, for approximately $51.6 million in cash, plus the assumption of specified liabilities related to the acquired assets.
In order to fund the PMR Acquisition, on May 21, 2012, DPMA entered into a Loan and Security Agreement with Guggenheim Corporate Funding, LLC, as administrative agent for lenders, which include affiliates of, or funds managed or advised by, Guggenheim, which is an affiliate of the Guggenheim Investor, Wellington Management Company, LLP, including some of the Wellington Management Investors, and Silver Rock Financial LLC, which is an affiliate of an investor in the Company (the “PMR Acquisition Loan”). The PMR Acquisition Loan is collateralized by substantially all of the assets of DPMA. The PMR Acquisition Loan was initially in an aggregate principal amount of $71.3 million (consisting of a $61.3 million term loan and a $10.0 million revolving loan). The PMR Acquisition Loan bears interest at a rate of 18.0% (of which an amount equal to not less than 10.0% per annum is paid in cash on a quarterly basis and the remaining accrued amount may be paid, at DPMA's election, in cash or in kind by adding the applicable accrued amount to principal), and matures on May 21, 2016.

The PMR Acquisition Loan provides that, (i) DPMA is required to pay quarterly (a) to the administrative agent, for its own account, an administration fee, and (b) to Guggenheim Corporate Funding, LLC, for the benefit of lenders with commitments to make revolving loans thereunder, an unused line fee based upon each such lender's commitment to provide revolving loans and the then outstanding principal amount of such lender's revolving loan, (ii) DPMA is required to make certain mandatory monthly and quarterly prepayments of amounts borrowed under the PMR Acquisition Loan, and (iii) on the maturity date for the term loan, if not paid earlier in accordance therewith, DPMA is required to pay an exit fee of up to 10.0% of the initial loan amount. On the closing date for the PMR Acquisition, pursuant to the PMR Acquisition Loan, DPMA paid a closing fee of approximately $2.1 million to the administrative agent and certain lenders party thereto. The proceeds of the PMR Acquisition Loan were used to fund the purchase price for the PMR Acquisition and the associated closing costs.
On September 28, 2012, DPMA amended the Loan and Security Agreement to terminate the revolving loan and transfer the then-outstanding balance under the revolving loan to the term loan.
On May 21, 2012, DPMA also entered into an Inventory Loan and Security Agreement (the "DPM Inventory Loan") with RFA PMR LoanCo, LLC. The DPM Inventory Loan provides debt financing for a portion of the purchase price of the defaulted receivables to be purchased by DPMA pursuant to a collateral recovery and repurchase agreement entered into between DPMA and an affiliate of RFA PMR LoanCo, LLC in connection with the PMR Acquisition. The interest rate is a variable rate equal to the sum of LIBOR plus 6.0% per annum, provided that LIBOR is never less than 2.0% or greater than 4.0% per annum.
DPMA and each of its wholly-owned subsidiaries are special-purpose subsidiaries.
Other Notes Payable. The Company finances premiums on certain insurance policies under unsecured notes. These unsecured notes will mature in September 2013 and December 2013, and each carries an interest rate of 3.2% per annum. In addition, the Company purchased certain software licenses during the year ended December 31, 2012 with monthly interest-free payments due for the next two years and this obligation was recorded at fair value using a discount rate of 5.7%.
The following table presents selected information on the Company’s borrowings as of the dates presented below (dollars in thousands):

	March 31, 2013						December 31, 2012
	Principal Balance	Weighted Average Interest Rate	Maturity	Gross Amount of Mortgages and Contracts as Collateral	Borrowing / Funding Availability		Principal Balance
Senior Secured Notes	$425,000	12.0%	8/15/2018	$—	$—		$425,000
Original issue discount related to Senior Secured Notes	(8,253)			—	—		(8,509)
Diamond Resorts Owners Trust Series 2013-1 (1)(2)	86,233	2.0%	1/20/2025	88,322	—		—
PMR Acquisition Loan (1)(3)(4)(5)	61,237	20.5%	5/21/2016	—	—		62,211
Quorum Facility (1)(2)	55,711	6.1%	12/31/2015	60,116	24,289	(6)	52,417
Tempus Acquisition Loan (1)(3)(4)(5)	49,209	19.8%	6/30/2015	—	—		50,846
Diamond Resorts Owners Trust Series 2009-1 (1)(2)	42,489	9.5%	3/20/2026	82,667	—		50,025
Original issue discount related to Diamond Resorts Owners Trust Series 2009-1 (2)	(383)			—			(441)
Diamond Resorts Owners Trust Series 2011-1 (1)(2)	33,296	4.0%	3/20/2023	33,750	—		36,849
Original issue discount related to Diamond Resorts Owners Trust Series 2011-1 (2)	(290)			—	—		(312)
Tempus Receivables Loan (1)(2)(4)	40,054	10.0%	7/1/2015	52,265	—		44,027
Payments in transit (1)(2)(4)	(1,506)			—	—		(1,150)
10% participation interest (Tempus Acquisition, LLC) (1)(2)(4)	(5,749)			—	—		(5,945)
2008 Conduit Facility (1)(2)	22,853	4.5%	4/12/2013	26,422	49,878	(6)	70,912
2008 Conduit Facility (1)(2)(4)	713	4.5%	4/12/2013	824	1,556	(6)	4,088
ILXA Inventory Loan (1)(3)(4)	13,929	7.5%	8/31/2015	—	—		15,939
Notes payable-insurance policies (3)	5,888	3.2%	Various	—	—		2,366
ILXA Receivables Loan (1)(2)(4)	5,507	10.0%	8/31/2015	3,420	—		5,832
Tempus Inventory Loan (1)(3)(4)	2,819	7.5%	6/30/2016	—	—		2,992
DPM Inventory Loan (1)(3)(4)	2,560	8.0%	Various	—	—		1,267
Note Payable-RFA fees (1)(3)(4)	1,190	10.0%	6/20/2014	—	—		1,395
Notes payable-other (3)	697	5.6%	Various	—	—		872
Notes payable-other (1)(3)(4)	16	—%	11/18/2015	—	—		18
Total	$833,220			$347,786	$75,723		$810,699

(1) Non-recourse indebtedness
(2) Securitization notes and Funding Facilities
(3) Other notes payable
(4) Borrowing through special-purpose subsidiaries only
(5) Borrowing from Guggenheim Corporate Funding, LLC, a related party
(6) Borrowing / funding availability is calculated as the difference between the maximum commitment amount and the outstanding principal balance; however, the actual availability is dependent on the amount of eligible loans that serve as the collateral for such borrowings.

Borrowing Restrictions and Limitations
All of the Company’s borrowing under the Senior Secured Notes, securitization notes, and 2008 Conduit Facility contain various restrictions and limitations that may affect the Company's business and affairs. These include, but are not limited to, restrictions and limitations relating to its ability to incur indebtedness and other obligations, to make investments and acquisitions and to pay dividends. The Company is also required to maintain certain financial ratios and comply with other financial and performance covenants. The failure of the Company to comply with any of these provisions, or to pay its obligations, could result in foreclosure by the lenders of their security interests in the Company’s assets, and could otherwise have a material adverse effect on the Company. The Company was in compliance with all financial covenants as of March 31, 2013.
Liquidity
Historically, the Company has depended on the availability of credit to finance the consumer loans that it provides to its customers for the purchase of their VOIs. Typically, these loans require a minimum cash down payment of 10% of the purchase price at the time of sale. However, selling, marketing and administrative expenses attributable to VOI sales are primarily cash expenses and often exceed the buyer's minimum down payment requirement. Accordingly, the availability of financing facilities for the sale or pledge of these receivables to generate liquidity is a critical factor in the Company's ability to meet its short-term and long-term cash needs. The Company has historically relied upon its ability to sell receivables in the securitization market in order to generate liquidity and create capacity on its conduit facilities and Quorum Facility (together referred to as "Funding Facilities").

Borrowings
Senior Secured Notes. On August 13, 2010, the Company completed the issuance of $425.0 million of principal amount of Senior Secured Notes. The Senior Secured Notes carry an interest rate of 12.0% and were issued with an original issue discount of 2.5%, or $10.6 million. Interest payments are due in arrears on February 15 and August 15 of each year, commencing February 15, 2011. The Senior Secured Notes mature in August 2018 and may be redeemed by the Company at any time pursuant to the terms of the Senior Secured Notes. If the Company redeems, in whole or in part, the Senior Secured Notes prior to August 2014, the redemption price will be the face value of the Senior Secured Notes plus accrued and unpaid interest and an applicable premium. If the Company redeems all or part of the Senior Secured Notes on or after August 2014, the redemption price will be 106% of the face value of the Senior Secured Notes, subject to decreases over the next two years.
Conduit Facilities, 2009 Securitization, 2011 Securitization, and 2013 Securitization. On November 3, 2008, the Company entered into agreements for its 2008 conduit facility ("2008 Conduit Facility"), pursuant to which it issued secured VOI receivable-backed variable funding notes designated as Diamond Resorts Issuer 2008 LLC Variable Funding Notes in an aggregate principal amount not to exceed $215.4 million, which was decreased to $200.0 million, $73.4 million and $64.6 million on March 27, 2009, October 15, 2009 and August 31, 2010, respectively. On October 14, 2011, the Company entered into an amended and restated 2008 Conduit Facility agreement that extended the maturity date of the facility to April 12, 2013. The amendment provides for a $75.0 million, 18-month facility that is annually renewable for 364-day periods at the election of the lenders, bears interest at either LIBOR or the commercial paper rate (having a floor of 0.50%) plus 4.0%, and has a non-use fee of 0.75%. The advance rates on loans receivable in the portfolio are limited to 75% of the face value of the eligible loans.
On October 15, 2009, the Company completed the 2009 securitization transaction and issued two consumer loan backed notes designated as the Diamond Resorts Owner Trust ("DROT") 2009 Class A Notes and the DROT 2009 Class B Notes (together the "DROT 2009 Notes"). The DROT 2009 Class A Notes carry an interest rate of 9.3% and had an initial face value of $169.2 million. The DROT 2009 Class B Notes carry an interest rate of 12.0% and had an initial face value of $12.8 million. The DROT 2009 Notes have a maturity date of March 20, 2026. The net proceeds received were $181.1 million compared to the $182.0 million face value and the Company recorded the $0.9 million difference as an original issue discount on the securitization notes payable. Also on October 15, 2009, the Company used the proceeds from the DROT 2009 Notes to pay down the $148.9 million outstanding principal balance under its 2008 Conduit Facility, along with requisite accrued interest and fees associated with both conduit facilities.
On April 27, 2011, the Company completed a securitization transaction and issued the DROT 2011 Notes with a face value of $64.5 million ("DROT 2011 Notes"). The DROT 2011 Notes mature on March 20, 2023 and carry an interest rate of 4.0%. The net proceeds were used to pay off in full the $36.4 million outstanding principal balance under the 2008 Conduit Facility, to pay down approximately $7.0 million of the Quorum Facility (see definition below), to pay requisite accrued interest and fees associated with both facilities, and to pay certain expenses incurred in connection with the issuance of the DROT 2011 Notes, including the funding of a reserve account required thereby.
On January 23, 2013, the Company completed a securitization transaction and issued the DROT 2013 Notes with a face value of $93.6 million ("DROT 2013 Notes"). The DROT 2013 Notes mature on January 20, 2025 and carry a weighted average interest rate of 2.0%. The net proceeds were used to pay off the outstanding principal balance under the 2008 Conduit Facility and to pay expenses incurred in connection with the issuance of the DROT 2013 Notes, including the funding of a reserve account required thereby.
 Quorum Facility. The Company's subsidiary, DRI Quorum, entered into a Loan Sale and Servicing Agreement (the "LSSA"), dated as of April 30, 2010 (as amended and restated, the “Quorum Facility”) with Quorum Federal Credit Union ("Quorum") as purchaser. The LSSA and related documents provide for an aggregate minimum $40.0 million loan sale facility and joint marketing venture where DRI Quorum may sell eligible consumer loans and in-transit loans to Quorum on a non-recourse, permanent basis, provided that the underlying consumer obligor is a Quorum credit union member. The joint marketing venture has a minimum term of two years and the LSSA provides for a purchase period of two years. The purchase price payment and the program purchase fee are each determined at the time that the loan is sold to Quorum. To the extent excess funds remain after payment of the sold loans at Quorum’s purchase price, such excess funds are required to be remitted to the Company as a deferred purchase price payment. This transaction did not qualify as a loan sale under U.S. GAAP. The LSSA was amended on April 27, 2012 to increase the aggregate minimum committed amount of to $60.0 million. The LSSA was further amended and restated effective as of December 31, 2012 to increase the aggregate minimum committed amount to $80.0 million and to extend the term of the agreement to December 31, 2015, provided that Quorum may further extend the term for additional one-year periods by written notice. As of December 31, 2012, the weighted average purchase price payment was 89.6% of the obligor loan amount and the weighted average program purchase fee was 6.3%.

ILXA Receivables Loan and Inventory Loan. On August 31, 2010, the Company completed the ILX Acquisition through its wholly-owned subsidiary, ILXA. In connection with the ILX Acquisition, ILXA entered into an Inventory Loan and Security Agreement ("ILXA Inventory Loan") and a Receivables Loan and Security Agreement ("ILXA Receivables Loan") with Textron Financial Corporation. The ILXA Inventory Loan is a non-revolving credit facility in the maximum principal amount of $23.0 million with an interest rate of 7.5%. The ILXA Receivables Loan is a receivables facility with an initial principal amount of $11.9 million with an interest rate of 10.0% and is collateralized by mortgages and contracts receivable of ILXA. Both loans mature on August 31, 2015. ILXA and each of its wholly-owned subsidiaries are special-purpose subsidiaries.

           Tempus Acquisition Loan and Tempus Resorts Acquisition Financing. On November 23, 2010, Tempus Acquisition, LLC, one of the Company's wholly-owned subsidiaries, entered into a Credit and Security Agreement with an affiliate of the Guggenheim Investor, as the lender, and Guggenheim Corporate Funding, LLC, as administrative agent. Both the lender and the administrative agent are related parties of the Company. The Credit and Security Agreement was a revolving loan facility with a maximum principal amount of $8.0 million the proceeds of which were used exclusively for the following purposes: (i) to provide Tempus Acquisition, LLC with funds to lend to Tempus Resorts International, Ltd. and certain of its subsidiaries, pursuant to a debtor-in-possession financing order entered by the U.S. Bankruptcy Court for the Middle District of Florida (“DIP Financing” or “Tempus Note Receivable”), for general working capital purposes and other lawful purposes as permitted under the agreements governing the DIP Financing; and (ii) to provide $1.5 million for the “Deposit,” as defined and provided in the Agreement for Purchase and Sale of Assets to purchase certain assets of Tempus Resorts International, Ltd. and its subsidiaries. The term of Credit and Security Agreement ended on July 1, 2011, when the Tempus Note Receivable was discharged in connection with the Tempus Resorts Acquisition.

On July 1, 2011,the Company completed the Tempus Resorts Acquisition through Mystic Dunes, LLC, a wholly-owned subsidiary of Tempus Acquisition, LLC. In order to fund the Tempus Resorts Acquisition, Tempus Acquisition, LLC, entered into a Loan and Security Agreement with Guggenheim Corporate Funding, LLC, as administrative agent for lenders, which include affiliates of, or funds managed or advised by, Guggenheim Partners, LLC, which is an affiliate of the Guggenheim Investor, and Silver Rock Financial LLC, which is an affiliate of the Silver Rock Investors (the “Tempus Acquisition Loan”). The Tempus Acquisition Loan is collateralized by all assets of Tempus Acquisition, LLC. The Tempus Acquisition Loan was initially in an aggregate principal amount of $41.1 million (which included a $5.5 million revolving loan). The Tempus Acquisition Loan bears interest at a rate of 18.0% (of which an amount equal to not less than 10.0% per annum is paid in cash on a quarterly basis and the remaining accrued amount may be paid, at Tempus Acquisition, LLC's election, in cash or in kind by adding the applicable accrued amount to principal), and matures on June 30, 2015. In addition, Tempus Acquisition, LLC paid a 2.0% closing fee based on the initial Tempus Acquisition Loan balance as of July 1, 2011 and is also required to make an exit fee payment for up to 10% of the initial Tempus Acquisition Loan balance upon the final payment-in-full of the outstanding balance under the loan. Tempus Acquisition, LLC is required to make principal prepayments equal to (i) on a monthly basis, 40% of the aggregate interval purchase price received by Mystic Dunes, LLC in the prior month, (ii) within one business day of receipt, net participation proceeds payments less amounts attributable to interest paid, generated by Tempus Acquisition, LLC's acquisition of a participating interest in the Tempus Receivables Loan, (iii) 100% of excess cash flow from the Tempus Resorts Acquisition and the Aegean Blue Acquisition, commencing with the quarter ending December 31, 2012 and (iv) $0.3 million, payable monthly, commencing in January 2013. Within 30 days after the end of each calendar year commencing with calendar year 2012, Tempus Acquisition, LLC is also required to make an additional prepayment in an amount equal to the difference between the aggregate principal prepayments paid in the calendar year and $5.0 million, such that a minimum of $5.0 million in aggregate annual principal reductions have been made. On September 28, 2012, Tempus Acquisition, LLC amended the Loan and Security Agreement to terminate the revolving loan and transfer the then-outstanding balance under the revolving loan to the term loans. On October 4, 2012, Tempus Acquisition, LLC further amended the Loan and Security Agreement to provide an additional $6.6 million borrowing under the term loans to fund the Aegean Blue Acquisition. The Tempus Acquisition Loan was further amended on November 20, 2012 and December 31, 2012 to increase the term loans by $2.5 million and $5.0 million respectively, to pay separation payments to principals of the Mystic Dunes resorts, and to fund guaranties and indemnities required to be paid to Mystic Dunes, LLC's HOAs. Some of the investment advisory clients of Wellington Management Company, LLP ("Wellington Management Investors") also became lenders under this credit facility in connection with a December 2012 amendment to the Tempus Acquisition Loan.
An aggregate of $7.5 million of the Tempus Acquisition Loan was used by Tempus Acquisition, LLC to purchase a 10% participating interest in the Tempus Receivables Loan and the remaining proceeds were loaned to Mystic Dunes, LLC pursuant to a Loan and Security Agreement having payment terms identical to the Tempus Acquisition Loan (the "Mystic Dunes Loan"). The Mystic Dunes Loan is collateralized by all assets of Mystic Dunes, LLC. The proceeds of the Mystic Dunes Loan were used to pay off certain existing indebtedness and closing costs associated with the Tempus Resorts Acquisition.
Additionally, Mystic Dunes Receivables, LLC, a subsidiary of Mystic Dunes, LLC entered into a Loan and Security Agreement with Resort Finance America, LLC (the "Tempus Receivables Loan"). The Tempus Receivables Loan is a receivables credit facility in the amount of $74.5 million, collateralized by mortgages and contracts receivable acquired in the Tempus Resorts Acquisition. All cash flows received from customer payments, including principal, interest and miscellaneous fees (net of contractual servicing costs) are used to pay the principal and accrued interest balances on the Tempus Receivables Loan. In addition, Mystic Dunes Receivables, LLC is required to make additional principal payments in the event the aging status of the receivables in the underlying portfolio does not meet certain requirements. Between July 1, 2011 and December 31, 2011, and during the year ended December 31, 2012, Mystic Dunes, LLC made additional principal payments of $3.1 million and $0.1 million, respectively, pursuant to this requirement. The Tempus Receivables Loan bears interest at a rate that is the higher of (i) one-month LIBOR plus 7.0% or (ii) 10%, adjusted monthly, and matures on July 1, 2015. Furthermore, the Company is obligated to pay Resort Finance America, LLC an initial defaulted timeshare loans release fee over 36 months from August 2011 through July 2014 ("Notes Payable—RFA fees"). The fee was recorded at fair value as of July 1, 2011 using a discount rate of 10%.
Another subsidiary of Mystic Dunes, LLC entered into an Amended and Restated Inventory Loan and Security Agreement with Textron Financial Corporation (the “Tempus Inventory Loan”) in the maximum amount of $4.3 million, collateralized by certain VOI inventory acquired in the Tempus Resorts Acquisition. The Tempus Inventory Loan bears interest at a rate equal to the three-month LIBOR (with a floor of 2.0%) plus 5.5% and matures on June 30, 2016, subject to extension to June 30, 2018. Hereinafter, the Tempus Acquisition Loan, the Mystic Dunes Loan, the Tempus Receivables Loan and the Tempus Inventory Loan are sometimes collectively referred to herein as the "Tempus Loans."

Tempus Acquisition, LLC, Mystic Dunes, LLC and each of its wholly-owned subsidiaries are special-purpose subsidiaries.

               PMR Acquisition Loan and Inventory Loan. On May 21, 2012, DPMA completed the PMR Acquisition whereby it acquired assets pursuant to an Asset Purchase Agreement, among DPMA and Pacific Monarch Resorts, Inc., Vacation Interval Realty, Inc., Vacation Marketing Group, Inc., MGV Cabo, LLC, Desarrollo Cabo Azul, S. de R.L. de C.V., and Operadora MGVM S. de R.L. de C.V. Pursuant to the Asset Purchase Agreement, DPMA acquired four resort management agreements, unsold VOIs and the rights to recover and resell such interests, a portion of the seller's consumer loans portfolio and certain real property and other assets for approximately $51.6 million in cash, plus the assumption of specified liabilities related to the acquired assets.

In order to fund the PMR Acquisition, on May 21, 2012, DPMA entered into a Loan and Security Agreement with Guggenheim Corporate Funding, LLC, as administrative agent for lenders, which include affiliates of, or funds managed or advised by, Guggenheim Partners, LLC, which is an affiliate of the Guggenheim Investor, Wellington Management Company, LLP, including some of the Wellington Management Investors, and Silver Rock Financial LLC, which is an affiliate of the Silver Rock Investors (the “PMR Acquisition Loan”). The PMR Acquisition Loan is collateralized by substantially all of the assets of DPMA. The PMR Acquisition Loan was initially in an aggregate principal amount of $71.3 million (consisting of a $61.3 million term loan and a $10.0 million revolving loan). The PMR Acquisition Loan bears interest at a rate of 18.0% (of which an amount equal to not less than 10.0% per annum is paid in cash on a quarterly basis and the remaining accrued amount may be paid, at DPMA's election, in cash or in kind by adding the applicable accrued amount to principal), and matures on May 21, 2016.

The PMR Acquisition Loan provides that, (i) DPMA is required to pay quarterly (a) to the administrative agent, for its own account, an administration fee, and (b) to Guggenheim Corporate Funding, LLC, for the benefit of lenders with commitments to make revolving loans thereunder, an unused line fee based upon each such lender's commitment to provide revolving loans and the then outstanding principal amount of such lender's revolving loan, (ii) DPMA shall make certain mandatory monthly and quarterly prepayments of amounts borrowed under the PMR Acquisition Loan, and (iii) on the maturity date for the term loan, if not paid earlier in accordance therewith, DPMA is required to pay an exit fee of up to 10.0% of the initial loan amount. On the closing date for the PMR Acquisition, pursuant to the PMR Acquisition Loan, DPMA paid a closing fee of approximately $2.1 million to the administrative agent and certain lenders party thereto. The proceeds of the PMR Acquisition Loan were used to fund the purchase price for the PMR Acquisition and the associated closing costs.

On September 28, 2012, DPMA amended the Loan and Security Agreement to terminate the revolving loan and transfer the then-outstanding balance under the revolving loan to the term loan.

On May 21, 2012, DPMA also entered into an Inventory Loan and Security Agreement (the "DPM Inventory Loan") with RFA PMR LoanCo, LLC. The DPM Inventory Loan will provide debt financing for a portion of the purchase price of the defaulted receivables to be purchased by DPMA pursuant to a collateral recovery and repurchase agreement entered into between DPMA and an affiliate of RFA PMR LoanCo, LLC in connection with the PMR Acquisition. The interest rate is a variable rate equal to the sum of LIBOR plus 6.0% per annum, provided that LIBOR is never less than 2.0% or greater than 4.0% per annum.
DPMA and each of its wholly-owned subsidiaries are special-purpose subsidiaries.
Notes Payable. The Company finances premiums on certain insurance policies under unsecured notes. One of the unsecured notes matured in February 2013 and carried an interest rate of 3.1% per annum. The other unsecured note is scheduled to mature in September 2013 and carries an interest rate of 3.2% per annum. In addition, the Company purchased certain software licenses during the year ended December 31, 2012 with monthly interest-free payments due for the next two years and this obligation was recorded at fair value as of December 31, 2012 using a discount rate of 5.7%.
The following table presents selected information on the Company’s borrowings for the periods presented below (dollars in thousands):

	December 31, 2012					December 31, 2011
	Principal Balance	Weighted Average Interest Rate	Maturity	Gross Amount of Mortgages and Contracts as Collateral	Borrowing / Funding Availability	Principal Balance
Senior Secured Notes	$425,000	12.0%	8/15/2018	$—	$—	$425,000
Original issue discount related to Senior Secured Notes	(8,509)			—	—	(9,454)
2008 Conduit Facility (1)(2)	70,912	4.5%	4/12/2013	89,900	—	21,111
2008 Conduit Facility (1)(2)(4)	4,088	4.5%	4/12/2013	5,183	—	959
PMR Acquisition Loan (1)(3)(4)(5)	62,211	20.5%	5/21/2016	—	—	—
Quorum Facility (1)(2)	52,417	6.3%	12/31/2015	56,420	27,584	31,733
Tempus Acquisition Loan (1)(3)(4)(5)	50,846	19.8%	6/30/2015	—	—	42,658
Diamond Resorts Owners Trust Series 2009-1 (1)(2)	50,025	9.5%	3/20/2026	90,002	—	84,464
Original issue discount related to Diamond Resorts Owners Trust Series 2009-1 (2)	(441)			—	—	(659)
Tempus Receivables Loan (1)(2)(4)	44,027	10.0%	7/1/2015	57,483	—	63,035
Payments in transit (1)(2)(4)	(1,150)			—	—	(1,886)
10% participation interest (Tempus Acquisition, LLC) (1)(2)(4)	(5,945)			—	—	(6,799)
Diamond Resorts Owners Trust Series 2011-1 (1)(2)	36,849	4.0%	3/20/2023	37,599	—	51,912
Original issue discount related to Diamond Resorts Owners Trust Series 2011-1 (2)	(312)			—	—	(395)
ILXA Inventory Loan (1)(3)(4)	15,939	7.5%	8/31/2015	—	—	21,087
ILXA Receivables Loan (1)(2)(4)	5,832	10.0%	8/31/2015	3,814	—	7,420
Tempus Inventory Loan (1)(3)(4)	2,992	7.5%	6/30/2016	—	—	3,599
Notes payable-insurance policies (3)	2,366	3.1%	Various	—	—	1,814
Note Payable-RFA fees (1)(3)(4)	1,395	10.0%	6/20/2014	—	—	2,170
DPM Inventory Loan (1)(3)(4)	1,267	8.0%	7/31/2029			—
Notes payable-other (3)	872	5.6%	Various	—	—	56
Notes payable-other (1)(3)(4)	18	—%	11/18/2015	—	—	130
Total	$810,699			$340,401	$27,584	$737,955

(1) Non-recourse indebtedness
(2) Securitization notes and Funding Facilities
(3) Other notes payable
(4) Borrowing through special-purpose subsidiaries
(5) Borrowing from Guggenheim Corporate Funding, LLC, a related party
Borrowing Restrictions and Limitations
All of the Company’s borrowing under the Senior Secured Notes, securitization notes, and 2008 Conduit Facility contain various restrictions and limitations that may affect its business and affairs. These include, but are not limited to, restrictions and limitations relating to its ability to incur indebtedness and other obligations, to make investments and acquisitions and to pay dividends. The Company is also required to maintain certain financial ratios and comply with other financial and performance covenants. The failure of the Company to comply with any of these provisions, or to pay its obligations, could result in foreclosure by the lenders of their security interests in the Company’s assets, and could otherwise have a material adverse effect on the Company. The Company was in compliance with all financial covenants as of December 31, 2012.
The anticipated maturities of the Company’s borrowings under the Senior Secured Notes, securitization notes, 2008 Conduit Facility and notes payable are as follows (in thousands) and not including the use of any proceeds from potential debt or equity transactions during 2013 to pay down borrowings:

Due in the year ending December 31:

2013	$165,141
2014	69,897
2015	116,656
2016	34,585
2017	2,111
2018 and thereafter	431,571
Total contractual obligations	819,961
Unamortized original issue discounts, net	(9,262)
Total borrowings as of December 31, 2012	$810,699

Liquidity
Cash provided by operations was $24.6 million for the year ended December 31, 2012 compared to cash provided by operations of $9.3 million for the year ended December 31, 2011. Cash and cash equivalents were $21.1 million and $19.9 million as of December 31, 2012 and December 31, 2011, respectively. The Company believes there will be sufficient existing cash resources and cash flows from operations, in addition to future refinancing activities, to meet the anticipated debt maturities and the Company's other cash requirements for the next twelve months. If cash flows from operations are less than expected, the Company would need to curtail its sales and marketing operations or raise additional capital.
Historically, the Company has depended on the availability of credit to finance the consumer loans that it provides to its customers for the purchase of their VOIs. Typically, these loans require a minimum cash down payment of 10% of the purchase price at the time of sale. However, selling, marketing and administrative expenses attributable to VOI sales are primarily cash expenses and often exceed the buyer's minimum down payment requirement. Accordingly, the availability of financing facilities for the sale or pledge of these receivables to generate liquidity is a critical factor in the Company's ability to meet its short-term and long-term cash needs. The Company has historically relied upon its ability to sell receivables in the securitization market in order to generate liquidity and create capacity on its conduit facilities and Quorum Facility (together referred to as "Funding Facilities").

Employee Benefit Plans (Notes)	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 16 — Employee Benefit Plans

The Company has a qualified retirement plan (the “401(k) Plan”) with a salary deferral feature designed to qualify under Section 401(k) of the Internal Revenue Code of 1986, as amended. Subject to certain limitations, the 401(k) Plan allows participating North America employees to defer up to 60% of their eligible compensation on a pre-tax basis. The 401(k) Plan allows the Company to make discretionary matching contributions of up to 50% of the first 6% of employee compensation.
During the years ended December 31, 2012, 2011 and 2010, the Company made matching contributions to its 401(k) Plan of $1.3 million, $1.0 million and $0.8 million, respectively.
In addition, the Company has a self-insured health plan that covers substantially all of its full-time employees in the U.S. The health plan uses employee and employer contributions to pay eligible claims. To supplement this plan, the Company has a stop-loss insurance policy to cover individual claims in excess of $0.2 million. At December 31, 2012, 2011 and 2010, the Company accrued $1.9 million, $1.5 million and $1.3 million, respectively, for claims that have been incurred but not reported. This accrual is calculated as the higher of (i) estimated accrual based on Company's historical experience of claim payments and lag period between the service dates and claim payment dates or (ii) two times the average monthly claims made by the Company during the past fiscal year. The following table sets forth for each of the years ended December 31, 2012 and 2011, respectively, the amount of claims incurred during such period, changes in accruals during such period for claims incurred during prior periods, and the amount of payments made in such period (in thousands):

Balance as of December 31, 2010	$1,273
Claims incurred during the current year	10,069
Change in accruals for claims incurred during prior years	(1,065)
Payments made	(8,755)
Balance as of December 31, 2011	1,522
Claims incurred during the current year	13,186
Change in accruals for claims incurred during prior years	(1,291)
Payments made	(11,500)
Balance as of December 31, 2012	$1,917

During the years ended December 31, 2012, 2011 and 2010, the Company recorded $14.7 million, $10.8 million and $8.6 million, respectively, in expenses associated with its health plans.
With certain exceptions, the Company's European subsidiaries do not offer private health plans or retirement plans. The government in each country offers national health services and retirement benefits, which are funded by employee and employer contributions.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Note 16 — Income Taxes
The income tax provision for the three months ended March 31, 2013 and 2012 was determined based on pre-tax book income (loss) (adjusted for book-tax differences) for those periods. However, because the Company includes U.S. entities not taxed at the corporate level, non-U.S. disregarded entities, differences in tax rates between the U.S. and foreign jurisdictions, full valuation allowances on its foreign and domestic net operating losses and other deferred tax assets, and foreign currency and rate change adjustments in calculating its income tax provision, the Company's estimated effective tax rate, for the periods presented, differs significantly from the federal statutory rate of 35.0%.

Income Taxes

The components of the benefit for income taxes are summarized as follows for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Current:
Federal	$(1,090)	$(98)	$268
State	206	—	210
Foreign	(416)	(851)	(1,752)
Total current benefit for income taxes	(1,300)	(949)	(1,274)
Deferred:
Federal	7,546	(491)	5,016
State	(2,761)	1,155	674
Foreign	(5,049)	(4,506)	(9,644)
	(264)	(3,842)	(3,954)
(Decrease) increase in valuation allowance	(12,746)	(4,726)	3,954
Total deferred benefit for income taxes	(13,010)	(8,568)	—
Benefit for income taxes	$(14,310)	$(9,517)	$(1,274)

Income (loss) before income taxes is comprised of the following for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Domestic	$9,993	$5,836	$(17,139)
Foreign	(10,660)	(5,050)	(3,294)
(Loss) income before income taxes	$(667)	$786	$(20,433)

The reconciliation between the statutory provision for income taxes and the actual benefit for income taxes is shown as follows for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Income tax expense (benefit) at U.S. federal statutory rate of 35%	$(233)	$275	$(1,333)
State tax (benefit) expense, net of federal effect	(9)	1,554	574
Income of pass-through entities not taxed at corporate entity level	3,298	5,075	(138)
Tax impact of non-U.S. disregarded entities	(282)	(1,125)	(1,055)
Rate differences between U.S. and foreign tax jurisdictions	1,388	(1,221)	(887)
Foreign currency and rate change adjustment	186	(179)	(8,792)
Permanent return to provision and deferred adjustments	1,594	(4,201)	(23)
Meals and entertainment	556	207	159
Alternative minimum tax (refund)	(1,090)	(161)	1,251
Tax effect of gain on bargain purchase from business combinations	(6,972)	(5,015)	—
Change in deferred tax asset	—	—	5,016
(Decrease) increase in valuation allowance	(12,746)	(4,726)	3,954
Benefit for income taxes	$(14,310)	$(9,517)	$(1,274)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company's deferred tax assets and liabilities are as follows as of December 31 (in thousands):

	2012	2011
Allowance for losses	$49,761	$40,122
Unsold Vacation Interests adjustments	11,390	13,705
Net Operating Loss carryover	126,283	123,085
Accrued expenses and prepaid assets	20,254	13,503
Other	30,207	22,225
Total gross deferred tax assets	237,895	212,640
Valuation allowance	(91,519)	(104,264)
Total net deferred tax assets	146,376	108,376
Installment sales	125,054	98,754
Intangible assets	15,966	5,180
Other	5,356	4,442
Total deferred tax liability	146,376	108,376
Net deferred tax liability	$—	$—

Valuation Allowance
Balance as of January 1, 2010	$105,036
Additions — Increases	13,487
Deductions — Recoveries	(9,533)
Balance as of December 31, 2010	108,990
Additions — Increases	16,042
Deductions — Recoveries	(20,768)
Balance as of December 31, 2011	104,264
Additions — Increases	28,354
Deductions — Recoveries	(41,099)
Balance as of December 31, 2012	$91,519

ASC 740-10, “Income Taxes” requires that the tax benefit of net operating losses, temporary differences and credit carry forwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carry forward period. Because of the Company's history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance. The majority of the valuation allowance change during 2012 is primarily due to bad debt allowance and treatment of installment sales.

As of December 31, 2012, the Company had available approximately $226.9 million of unused federal net operating loss carry forwards, $197.0 million of unused state net operating loss carry forwards, and $113.6 million of foreign net operating loss carry forwards (the “NOLs”), with expiration dates from 2017 through 2029 (except for certain foreign NOLs that do not expire) that may be applied against future taxable income subject to certain limitations.
As a result of the Company's acquisition of Sunterra in 2007, use of the Company's NOLs is limited under Internal Revenue Code Section 382 and comparable state laws. Even with the limitation, $93.0 million of federal NOLs is currently available for unlimited use and an additional $13.5 million becomes available each year. Similarly, use of the state NOLs is also available. Although the Company's future cash tax liabilities cannot be entirely eliminated through the application of these NOLs due to a 90% statutorily imposed limitation applicable to a portion of its alternative minimum tax NOLs, the Company believes the availability of these NOLs to offset future taxable income will result in minimal cash tax obligations in future periods.
As a result of uncertainties regarding the Company's ability to generate sufficient taxable income to utilize its net NOLs, the Company maintains a valuation allowance against the balance of its deferred tax assets as of December 31, 2012 and 2011.
No deferred tax liabilities have been provided for U.S. taxes on the undistributed earnings (if any) of foreign subsidiaries as of December 31, 2012, 2011 and 2010. Those earnings have been and expect to be reinvested in the foreign subsidiaries. The amount of those undistributed earnings has not been determined as it is impracticable at this time to determine the amount.
In 2007, the Company's wholly-owned subsidiary, Diamond Resorts (Europe) Ltd., filed a claim for refund with the United Kingdom income tax authority in the amount of $10.7 million (£7.4 million) with respect to its income tax return for the years ended December 31, 1999 to 2004. In accordance with ASC 450, the Company recorded an income tax receivable of $3.5 million (£2.4 million) in the consolidated balance sheet for the year ended December 31, 2008. During 2009, the Company received a partial refund from the United Kingdom income tax authority in the amount of $1.6 million (£1.0 million). In January 2010, the Company received an additional partial refund in the amount of $3.2 million (£2.0 million), plus interest of $0.6 million (£0.4 million). An additional benefit of $1.0 million (£0.6 million) was recorded in 2009 to reflect the amount of refund received in excess of the receivable balance at December 31, 2008. An additional partial refund of $3.2 million (£2 million) was received in October 2010, all of which was recorded as a benefit in 2010. Final tax refunds of $3.0 million (£1.9 million) plus interest of $1.4 million (£0.9 million) were received and recorded in 2011.
Effective January 1, 2009, the Company adopted guidance included in ASC 740. This guidance clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements. ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The evaluation of a tax position in accordance with ASC 740 is a two-step process. The first step is recognition: the Company determines whether it is “more-likely-than-not” that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the “more-likely-than-not” recognition threshold, the Company presumes that the position will be examined by the appropriate taxing authority that would have full knowledge of all relevant information. The second step is measurement: a tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. The adoption of ASC 740 did not result in material impact on the Company's financial condition or results of operations.
The Company does not currently anticipate that any significant increase or decrease to unrecognized tax benefits will be recorded during the next twelve months.
The Company's continuing practice is to recognize potential interest and/or penalties related to income tax matters in income tax provision. As of December 31, 2012, the Company has no amount accrued for the payment of interest and penalties in the accompanying balance sheet.
The Company operates in multiple tax jurisdictions, both within the U.S. and outside of the U.S. The Company is no longer subject to income tax examinations by tax authorities in its major tax jurisdictions as follows:

Tax Jurisdiction	Tax Years No Longer Subject to Examination
United States	2008 and prior
United Kingdom	2010 and prior
Spain	Generally 2007 and prior*

* although several Spanish entities are subject to examination for 2003-2006.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 17 — Commitments and Contingencies
Lease Agreements
The Company conducts a significant portion of its operations from leased facilities, which include regional and global administrative facilities as well as off-premise booths and tour centers near active sales centers. The longest of these obligations extends into 2019. Many of these agreements have renewal options, subject to adjustments for inflation. In most cases, the Company expects that in the normal course of business, such leases will be renewed or replaced by other leases. Typically, these leases call for a minimum lease payment that increases over the life of the agreement by a fixed percentage or an amount based upon the change in a designated index. All of the facilities lease agreements are classified as operating leases.
In addition, the Company leases office and other equipment under both long-term and short-term lease arrangements, which are generally classified as operating leases.
Purchase Obligations
The Company has entered into various purchase obligations relating to sales center remodeling, property amenity improvement and corporate office expansion projects. The total remaining commitment was $2.1 million as of March 31, 2013.
Litigation and Other
From time to time, the Company or its subsidiaries are subject to certain legal proceedings and claims in the ordinary course of business.
FLRX Litigation
One of the Company's subsidiaries, FLRX, Inc. ("FLRX"), is a defendant in a lawsuit originally filed in July 2003, alleging the breach of certain contractual terms relating to the obligations under a stock purchase agreement for the acquisition of FLRX in 1998, as well as certain violations under applicable consumer protection acts. FLRX currently conducts no operations and has no material assets other than an indirect interest in two undeveloped real estate parcels in Mexico. In January 2010, following a jury trial, a Washington state court entered a judgment against FLRX, awarded plaintiffs damages of $30.0 million plus post-judgment interest at a rate of 12.0% per annum and attorney's fees of approximately $1.5 million plus accrued interest, and ordered specific performance of certain ongoing contractual obligations pursuant to the breach of contract claim.
FLRX appealed the verdict. On November 14, 2011, the Company received notice that the Court of Appeals for the State of Washington affirmed the lower court decision upholding the judgment against FLRX. On February 27, 2012, FLRX filed a petition for review with the State Supreme Court. On June 6, 2012, the petition was denied. Any liability in this matter is not covered by insurance. Neither DRC nor any of its other subsidiaries is party to this lawsuit. Sunterra was originally named as a defendant in this matter, but it was later dismissed from the case. It is possible that FLRX may at some point determine to file for protection under the Federal Bankruptcy Code.
In April 2012, the plaintiffs in the FLRX case filed a lawsuit in King County Superior Court in the State of Washington against DRP and DRC. The complaint, which alleges two claims for alter ego and fraudulent conveyance, seeks to hold DRP and DRC liable for the judgment entered against FLRX. Plaintiffs claim that the defendants manipulated the corporate form of FLRX and caused fraudulent transfers of assets from FLRX.
On May 18, 2012, the case was removed to the U.S. District Court for the Western District of Washington, Case No. 2:12-cv-00870. On August 29, 2012, DRC filed an answer to the complaint, denying all material allegations therein and raising various affirmative defenses. On September 24, 2012, the court entered an order dismissing DRP. The court has set the case for trial on December 3, 2013. The parties are currently engaged in written discovery. The Company intends to vigorously defend against these claims.
Although the Company believes that it will not have any material liability when these matters are ultimately resolved, there can be no assurance that this will be the case. As of March 31, 2013, the Company had an estimated litigation accrual of $1.1 million in accrued liabilities in the accompanying condensed consolidated balance sheet, which represents the write-down of FLRX’s investment in subsidiaries to $0. Legal fees associated with these cases are expensed as incurred.
St. Maarten Litigation
In December 2004 and January 2005, two separate cases were filed in the Joint Court of Justice of the Netherlands Antilles against AKGI St. Maarten NV ("AKGI"), one of the Company's subsidiaries, challenging AKGI's title to seven whole ownership units at the Royal Palm Resort, and alleging the breach of certain agreements that existed prior to AKGI's acquisition of the resort. AKGI purchased the resort at auction in 1995. Each claimant alleges that, between 1989 and 1991, he purchased certain units from the prior owner of Royal Palm Resort, and that he holds in perpetuity, legal title to, or a leasehold interest in, these respective units and is entitled to a refund of the purchase price and an annual 12% return on the purchase price (which totaled $1.2 million in one case and $1.3 million in the other case). Due to the nature of the AKGI purchase and the underlying St. Maarten laws, the Company believes that the obligations to the claimants would only be enforceable if the agreement between the claimant and AKGI's predecessor was either a timeshare agreement or a lease agreement. AKGI has answered that the claimants' agreements were, in fact, investment contracts, and are therefore not enforceable under St. Maarten law. In February 2011, the case that was pending in the highest and final court of appeal was dismissed as to all claims, with the Company having no obligations, financial or otherwise, to claimant. The other case is currently pending in the intermediate court of appeal. A lien has been placed on AKGI's interest in the Royal Palm Resort while the remaining action is pending.
Hawaii Water Intrusion Assessment and Litigation
In October 2011, the HOA of one of the Company's managed resorts in Hawaii levied a $65.8 million water intrusion assessment to the owners of that resort, of which $9.7 million was assessed to the Company. During the quarter ended December 31, 2011, the Company's portion of the water intrusion assessment was recorded as Vacation Interest carrying cost, net in the accompanying condensed consolidated statements of operations and comprehensive income (loss) with a corresponding increase to due to related parties, net in the accompanying condensed consolidated balance sheet. The proceeds of this assessment are being used to repair the water intrusion damage at the resort. In April 2012, the Company was named as a defendant in a putative class action pending in the District Court for the District of Hawaii. The action, brought by five deeded owners and members of one of the Collections managed by the Company, alleges breaches of fiduciary duty and unfair and deceptive trade practices against us and certain of the Company's officers and employees and seeks, among other things, to invalidate the water intrusion assessment and enjoin the water intrusion project. In November, 2012, the Company reached an agreement with the named plaintiffs and their counsel to settle the litigation in full. The settlement is subject to court approval. The Company does not expect the settlement to have a material impact on its financial condition or results of operations.

Commitments and Contingencies
Lease Agreements
The Company conducts a significant portion of its operations from leased facilities, which include regional and global administrative facilities as well as off-premise booths and tour centers near active sales centers. The longest of these obligations extends into 2019. Many of these agreements have renewal options, subject to adjustments for inflation. In most cases, the Company expects that in the normal course of business, such leases will be renewed or replaced by other leases. Typically, these leases call for a minimum lease payment that increases over the life of the agreement by a fixed percentage or an amount based upon the change in a designated index. All of the facilities lease agreements are classified as operating leases.
In addition, the Company leases office and other equipment under both long-term and short-term lease arrangements, which are generally classified as operating leases.
Rental expense recognized for all operating leases during the years ended December 31, 2012, 2011 and 2010 totaled $18.7 million, $14.3 million and $13.9 million, net of sublease rental revenue of $0.7 million, $0.8 million and $0.5 million, respectively.
As of December 31, 2012, future minimum lease payments on operating leases were as follows (in thousands):

Year ending December 31:
2013	$8,879
2014	7,099
2015	6,663
2016	6,137
2017	6,047
2018 and thereafter	4,123
$38,948

Minimum rental payments to be received in the future under non-cancelable sublease agreements totaled $0.4 million as of December 31, 2012.
Purchase Obligations
The Company has entered into various purchase obligations relating to sales center remodeling and property amenity improvement projects. The total remaining commitment was $2.3 million as of December 31, 2012.
Litigation and Other
From time to time, the Company or its subsidiaries are subject to certain legal proceedings and claims in the ordinary course of business.
FLRX Litigation
One of the Company's subsidiaries, FLRX, Inc. ("FLRX"), is a defendant in a lawsuit originally filed in July 2003, alleging the breach of certain contractual terms relating to the obligations under a stock purchase agreement for the acquisition of FLRX in 1998, as well as certain violations under applicable consumer protection acts. FLRX currently conducts no operations and has no material assets other than an indirect interest in two undeveloped real estate parcels in Mexico. In January 2010, following a jury trial, a Washington state court entered a judgment against FLRX, awarded plaintiffs damages of $30.0 million plus post-judgment interest at a rate of 12% per annum and attorney's fees of approximately $1.5 million plus accrued interest, and ordered specific performance of certain ongoing contractual obligations pursuant to the breach of contract claim.
FLRX appealed the verdict. On November 14, 2011, the Company received notice that the Court of Appeals for the State of Washington affirmed the lower court decision upholding the judgment against FLRX. On February 27, 2012, FLRX filed a petition for review with the State Supreme Court. On June 6, 2012, the petition was denied. Any liability in this matter is not covered by insurance. Neither DRC nor any of its other subsidiaries is party to this lawsuit. Sunterra was originally named as a defendant in this matter, but it was later dismissed from the case. It is possible that FLRX may at some point determine to file for protection under the Federal Bankruptcy Code.
In April 2012, the plaintiffs in the FLRX case filed a lawsuit in King County Superior Court in the State of Washington against DRP and DRC. The complaint, which alleges two claims for alter ego and fraudulent conveyance, seeks to hold DRP and DRC liable for the judgment entered against FLRX. Plaintiffs claim that the defendants manipulated the corporate form of FLRX and caused fraudulent transfers of assets from FLRX.
On May 18, 2012, the case was removed to the U.S. District Court for the Western District of Washington, Case No. 2:12-cv-00870. On August 29, 2012, DRC filed an answer to the complaint, denying all material allegations therein and raising various affirmative defenses. On September 24, 2012, the court entered an order dismissing DRP. The court has set the case for trial on December 3, 2013. The parties are currently engaged in written discovery. The Company intends to vigorously defend against these claims.
Although the Company believes that it will not have any material liability when these matters are ultimately resolved, there can be no assurance that this will be the case. As of December 31, 2012, the Company had an estimated litigation accrual of $1.1 million in accrued liabilities in the accompanying consolidated balance sheet, which represents the write-down of FLRX’s investment in subsidiaries to $0. Legal fees associated with these cases are expensed as incurred.
St. Maarten Litigation
In December 2004 and January 2005, two separate cases were filed in the Joint Court of Justice of the Netherlands Antilles against AKGI St. Maarten NV ("AKGI"), one of the Company's subsidiaries, challenging AKGI's title to seven whole ownership units at the Royal Palm Resort, and alleging the breach of certain agreements that existed prior to AKGI's acquisition of the resort. AKGI purchased the resort at auction in 1995. Each claimant alleges that, between 1989 and 1991, he purchased certain units from the prior owner of Royal Palm Resort, and that he holds in perpetuity, legal title to, or a leasehold interest in, these respective units and is entitled to a refund of the purchase price and an annual 12% return on the purchase price (which totaled $1.2 million in one case and $1.3 million in the other case). Due to the nature of the AKGI purchase and the underlying St. Maarten laws, the Company believes that the obligations to the claimants would only be enforceable if the agreement between the claimant and AKGI's predecessor was either a timeshare agreement or a lease agreement. AKGI has answered that the claimants' agreements were, in fact, investment contracts, and are therefore not enforceable under St. Maarten law. In February 2011, the case that was pending in the highest and final court of appeal was dismissed as to all claims, with the Company having no obligations, financial or otherwise, to claimant. The other case is currently pending in the intermediate court of appeal. A lien has been placed on AKGI's interest in the Royal Palm Resort while the remaining action is pending.
Hawaii Water Intrusion Assessment and Litigation
In October 2011, the HOA of one of the Company's managed resorts in Hawaii levied a $65.8 million water intrusion assessment to the owners of that resort, of which $9.7 million was assessed to the Company. During the quarter ended December 31, 2011, the Company's portion of the water intrusion assessment was recorded as Vacation Interest carrying cost, net in the accompanying consolidated statements of operations and comprehensive income (loss) with a corresponding increase to due to related parties, net in the accompanying consolidated balance sheet. The proceeds of this assessment are being used to repair the water intrusion damage at the resort. In April 2012, the Company was named as a defendant in a putative class action pending in the District Court for the District of Hawaii. The action, brought by five deeded owners and members of one of the Collections managed by the Company, alleges breaches of fiduciary duty and unfair and deceptive trade practices against us and certain of the Company's officers and employees and seeks, among other things, to invalidate the water intrusion assessment and enjoin the water intrusion project. In November, 2012, the Company reached an agreement with the named plaintiffs and their counsel to settle the litigation in full. The settlement is subject to court approval. The Company does not expect the settlement to have a material impact on its financial condition or results of operations.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 18 — Fair Value Measurements
ASC 820, Fair Value Measurements ("ASC 820"), defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

•	Level 3: Unobservable inputs used when little or no market data is available.
As of March 31, 2013 and December 31, 2012, the Company's derivative instruments were the 2010 Cap Agreement and the 2012 Cap Agreements, which had fair values of $0 based on valuation reports provided by counterparties. The 2010 Cap Agreement and the 2012 Cap Agreements were classified as Level 3, based on the fact that the credit risk data used for the valuation is not directly observable and cannot be corroborated by observable market data. The Company’s assessment of the significant inputs to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. See Note 3— Concentrations of Risk for further detail on these cap agreements.
As of March 31, 2013, mortgages and contracts receivable had a balance of $321.0 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance which adjusts the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at March 31, 2013. These financial assets were classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 as of March 31, 2013 based on a quoted price of 110.0 on a restricted bond market as they were not actively traded on the open market.
As of March 31, 2013, the Company’s 2008 Conduit Facility, DROT 2009 Notes, DROT 2011 Notes and DROT 2013 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes, DROT 2011 Notes and DROT 2013 Notes, which the Company believes approximated similar instruments in active markets, was determined with the assistance of an investment banking firm.
As of March 31, 2013, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of March 31, 2013, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value, as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of March 31, 2013, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
As of December 31, 2012, mortgages and contracts receivable had a balance of $312.9 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance, which adjust the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at December 31, 2012. These financial assets are classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 as of December 31, 2012 based on a quoted price of 109.0 on a restricted bond market, as they were not actively traded on the open market.
As of December 31, 2012, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and was, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes, which the Company believes approximated similar instruments in active markets, was determined with the assistance of an investment banking firm.
As of December 31, 2012, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of December 31, 2012, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10.0%.
As of December 31, 2012, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
In accordance with ASC 820, the Company also applied the provisions of fair value measurement to various non-recurring measurements for the Company’s financial and non-financial assets and liabilities and recorded the impairment charges. The Company’s non-financial assets consist of property and equipment, which are recorded at cost, net of depreciation unless impaired, and assets held for sale, which are recorded at the lower of cost or their estimated fair value less costs to sell.
The carrying values and estimated fair values of the Company's financial instruments as of March 31, 2013 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$320,967	$320,967	$—	$320,967
Total assets	$320,967	$320,967	$—	$320,967
Liabilities:
Senior Secured Notes, net	$416,747	$467,500	$467,500	$—
Securitization notes and Funding Facilities, net	278,928	291,788	291,788	—
Notes payable	137,545	137,440	137,440	—
Total liabilities	$833,220	$896,728	$896,728	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities:
Senior Secured Notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and Funding Facilities, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—

Fair Value Measurements
ASC 820, Fair Value Measurements ("ASC 820"), defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

•	Level 3: Unobservable inputs used when little or no market data is available.
As of December 31, 2012 and December 31, 2011, the Company's derivative instruments were the 2010 Cap Agreement and the 2012 Cap Agreements, which had fair values of $0 based on valuation reports provided by counterparties. The 2010 Cap Agreement and the 2012 Cap Agreements were classified as Level 3, based on the fact that the credit risk data used for the valuation is not directly observable and cannot be corroborated by observable market data. The Company’s assessment of the significant inputs to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. See Note 3— Concentrations of Risk for further detail on these cap agreements.
As of December 31, 2012, mortgages and contracts receivable had a balance of $312.9 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance which adjust the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at December 31, 2012. These financial assets were classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 based on a quoted price of 109.0 on a restricted bond market as they were not actively traded on the open market.
As of December 31, 2012, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes was determined with the assistance of an investment banking firm, which the Company believes approximated similar instruments in active markets.
As of December 31, 2012, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of December 31, 2012, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of December 31, 2012, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
As of December 31, 2011, mortgages and contracts receivable had a balance of $283.3 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports. The Company believes that this balance approximated the fair value of the mortgages and contracts based on the recent extension of the Company’s 2008 Conduit Facility on October 14, 2011. These financial assets are classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 based on a quoted price of 98.75 on a restricted bond market as they were not actively traded on the open market.
As of December 31, 2011, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes was determined with the assistance of an investment banking firm, which the Company believes approximated similar instruments in active markets.
As of December 31, 2011, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan and the Tempus Inventory Loan were classified as Level 2 and the Company believes their fair values approximated their carrying values due to the fact that these transactions were recently completed. The Quorum Facility was issued in April 2010, the ILXA Receivables Loan and ILXA Inventory Loan were issued in August 2010, and the Tempus Acquisition Loan, the Tempus Receivables Loan and the Tempus Inventory Loan were issued in July 2011.
As of December 31, 2011, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of December 31, 2011, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
In accordance with ASC 820, the Company also applied the provisions of fair value measurement to various non-recurring measurements for the Company’s financial and non-financial assets and liabilities and recorded the impairment charges. The Company’s non-financial assets consist of property and equipment, which are recorded at cost, net of depreciation unless impaired, and assets held for sale, which are recorded at the lower of cost or their estimated fair value less costs to sell.
The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities
Senior secured notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and conduit facility, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2011 were as follows (dollars in thousands):

	Carrying Amount	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$283,302	$283,302	$—	$283,302
Total assets	$283,302	$283,302	$—	$283,302
Liabilities
Senior secured notes, net	$415,546	$419,688	$419,688	$—
Securitization notes and conduit facility, net	250,895	265,038	265,038	—
Notes payable	71,514	71,514	71,514	—
Total liabilities	$737,955	$756,240	$756,240	$—

Common and Preferred Units	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Common and Preferred Units
Note 19 — Common and Preferred Units and Stock-Based Compensation
Tempus Warrant (June 2011)
In connection with the funding of the Tempus Acquisition Loan pursuant to the Loan and Security Agreement, dated as of June 30, 2011, among Tempus Acquisition, LLC, the lenders party thereto and Guggenheim Corporate Funding, LLC, which was entered into in connection with the Tempus Resorts Acquisition, DRP issued a warrant (the “Tempus Warrant”) to Guggenheim Corporate Funding, LLC, as administrative agent, for the benefit of the lenders, pursuant to a Warrant Agreement, between DRP and Guggenheim Corporate Funding, LLC. The Tempus Warrant vests and becomes exercisable, subject to the provisions of the Tempus Warrant described below, upon the sixty-first day (the “Tempus Warrant Exercise Date”) following, among other things, an initial underwritten public offering of the common stock of DRC or of any successor corporation of DRP ("DRP Successor"), a payment default by Tempus Acquisition, LLC (after expiration of applicable grace and care periods) under the Tempus Acquisition Loan, or a sale of DRP or DRC (a " Tempus Warrant Triggering Event"). Following a Tempus Warrant Triggering Event, the Tempus Warrant would become exercisable on the Tempus Warrant Exercise Date as to an aggregate percentage of the fully-diluted outstanding common equity of DRP equal to the quotient of (i) the dollar amount by which the actual total repayments of principal on the Tempus Acquisition Loan from the date of the Tempus Warrant through the day immediately preceding the Tempus Warrant Exercise Date is less than a certain benchmark amount (the “Tempus Benchmark Amount”) as determined pursuant to the terms of the Tempus Warrant, divided by (ii) the fair market value of the common equity of DRP as determined pursuant to the terms of the Tempus Warrant. The purchase price for each common unit of DRP issuable upon exercise of the Tempus Warrant is $0.0001 per common unit. During the 60-day period following a Tempus Warrant Triggering Event, DRP or the DRP Successor, as applicable, has the option to purchase the Tempus Warrant from the holder for a cash payment equal to the Tempus Benchmark Amount, less any cash payments made on the Tempus Acquisition Loan from the date of the Tempus Warrant through the date of such Tempus Warrant Triggering Event. The Company determined that the Tempus Warrant had a nominal value as of March 31, 2013 and December 31, 2012.
PMR Warrant (May 2012)
In connection with the funding of the PMR Acquisition Loan pursuant to the Loan and Security Agreement, dated as of May 21, 2012, among DPMA, the lenders party thereto and Guggenheim Corporate Funding, LLC, which was entered into in connection with the PMR Acquisition, DRP issued a warrant (the “PMR Warrant”) to Guggenheim Corporate Funding, LLC, as administrative agent, for the benefit of the lenders, pursuant to a Warrant Agreement, between DRP and Guggenheim Corporate Funding, LLC. The PMR Warrant vests and becomes exercisable, subject to the provisions of the PMR Warrant described below, upon the sixty-first day (the “PMR Warrant Exercise Date”) following, among other things, an initial underwritten public offering of the common stock of DRC or of any DRP Successor, a payment default by DPMA (after expiration of applicable grace and care periods) under the PMR Acquisition Loan, or a sale of DRP or DRC (a "PMR Warrant Triggering Event"). Following a PMR Warrant Triggering Event, the PMR Warrant would become exercisable on the PMR Warrant Exercise Date as to an aggregate percentage of the fully-diluted outstanding common equity of DRP equal to the quotient of (i) the dollar amount by which the actual total repayments of principal on the PMR Acquisition Loan from the date of the PMR Warrant through the day immediately preceding the PMR Warrant Exercise Date is less than a certain benchmark amount (the “PMR Benchmark Amount”) as determined pursuant to the terms of the PMR Warrant, divided by (ii) the fair market value of the common equity of DRP as determined pursuant to the terms of the PMR Warrant. The purchase price for each common unit of DRP issuable upon exercise of the PMR Warrant is $0.0001 per common unit. During the 60-day period following a PMR Warrant Triggering Event, DRP or the DRP Successor, as applicable, has the option to purchase the PMR Warrant from the holder for a cash payment equal to the PMR Benchmark Amount, less any cash payments made on the PMR Acquisition Loan from the date of the PMR Warrant through the date of such PMR Warrant Triggering Event. The Company determined that the PMR Warrant had a nominal value as of March 31, 2013 and December 31, 2012.
Issuance of Class B Common Units and Stock-Based Compensation (October 2012)
On October 15, 2012, the Company established the Diamond Resorts Parent, LLC 2012 Equity Incentive Plan (the "2012 Plan"), which authorized awards of 112.2 restricted Class B common units ("BCUs") to participants in the 2012 Plan. The BCUs represent a fractional part of the interest in the profits, losses and distributions, but not the capital, of DRP and are non-voting and subject to certain restrictive covenants.
On the same date in October 2012, to mitigate the dilutive effect of the July 2011 recapitalization transaction on Messrs. Cloobeck, Palmer and Kraff, DRP issued 103.8 BCUs under the 2012 Plan to Messrs. Cloobeck, Palmer and Kraff for no cash consideration. These BCUs were 100% vested as of the issuance date. Also on that date, DRP granted BCUs pursuant to the 2012 Plan to Messrs. Bentley and Lanznar and two other participants in the 2012 Plan for no cash consideration, in connection with their provision of services to DRP. These BCUs were also 100% vested on the grant date; however, because these BCUs are tied to service to DRP, they are subject to forfeiture if the grantee’s employment with DRP is terminated for cause and subject to repurchase by DRP (at its option) if the grantee’s employment with DRP is terminated for any reason other than termination by DRP for cause. The BCUs are not entitled to any distributions nor do they have any fair value unless and until the cumulative amount distributed to holders of DRP common units other than BCUs is at least equal to a specified amount.
The Company measured compensation expense related to the BCUs at fair value on the issuance date and recognized this expense in the consolidated statements of operations and comprehensive income (loss). For the year ended December 31, 2012, the Company recognized $3.3 million in such compensation expense based on a weighted-average grant-date fair value of $32,008 per unit.

Common and Preferred Units and Stock-Based Compensation
Sales of Class A Common Units and Preferred Units (June 2010 and August 2010)
On June 17, 2010, the Company entered into a private placement transaction pursuant to agreements with the "Guggenheim Investor, an investment vehicle managed by an affiliate of Guggenheim Partners, LLC, which provided for DRP Holdco, LLC to make a $75.0 million investment in Class A common and preferred units of the Company. At an initial closing on June 17, 2010, the Company sold 70.67 Class A common units and 333.33 preferred units to the Guggenheim Investor for $25.0 million. At a subsequent closing on August 13, 2010, DRP sold 198.63 Class A common units and 666.67 preferred units to the Guggenheim Investor for $50.0 million. The entire $75.0 million investment was attributed to preferred units in accordance with the agreements and the value assigned to common units was $0. The proceeds of this investment were used to repurchase the equity securities previously held by another institutional investor and, therefore, the Company did not retain any net proceeds from these transactions.
These agreements also contained a provision to allow the Company, at its discretion, to redeem any of the preferred units at any time after August 13, 2012, for any reason or no reason, at optional redemption premiums ranging from 100% to 103% depending on the redemption date. In addition, the Guggenheim Investor may have required the Company to redeem all or any portion of the preferred units it held under the following circumstances: (i) simultaneously with an initial public offering of the Company's equity securities; (ii) at any time after August 13, 2019; (iii) upon the acceleration of payment of principal by any lender of senior indebtedness; and (iv) in the event of certain uncured breaches of the agreements that governed the preferred units. The preferred redemption premiums varied from 100% to 105% depending on the event leading to the redemption.
The Company applied the guidance enumerated in ASC 480, “Distinguishing Liabilities from Equity” ("ASC 480") when determining the classification and measurement of preferred stock. In addition, the Company classified the $75.0 million of conditionally redeemable preferred units as temporary member capital due to the fact that the preferred units contained redemption rights that were either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company's control.
Furthermore, the preferred units had a priority return of 17.0% per annum from June 17, 2010 to August 13, 2010 and had a priority return of 16.5% per annum from August 14, 2010 through redemption, compounded quarterly, as well as a liquidation preference with respect to the common equity securities.
In accordance with ASC 480, the Company was required to record the redemption premiums and accrete for the priority returns periodically as it was probable that the preferred units would be redeemed by the Company. Both the redemption premiums and the priority returns were recorded as an increase to accumulated deficit and a corresponding increase to redeemable preferred units in temporary member capital.
Prior to any distributions to the common unit holders, the holders of the preferred units were entitled to receive from the Company the product of (a) an amount equal to the sum of (i) such holder's contribution with respect to the preferred units reduced by any distributions to such holders, and (ii) accrued but unpaid distributions of priority returns, and (b) the relevant redemption premiums based on the date of redemption. Once the sum of any unpaid priority returns and the unreturned contributions with respect to the preferred units was reduced to $0, the preferred units would have been deemed canceled. The balance, if any, would have been distributed to the common unit holders on a pro rata basis.
Sales of Class A Common Units and Preferred Units (February 2011)
On February 18, 2011, DRP sold an aggregate of 25.1 Class A common units and 133.33 preferred units in a private placement transaction to four investment vehicles affiliated with certain affiliates of Silver Rock Financial LLC (the “Silver Rock Investors”) in exchange for $10.1 million. This transaction brought the total number of issued and outstanding common units to 1,115.1 and issued and outstanding preferred units to 1,133.3. The terms of the new equity investor agreements were consistent with the terms included in the Guggenheim agreements discussed above.
Also on February 18, 2011, DRP entered into a warrant purchase agreement to repurchase certain warrants issued by DRC from various holders of the warrants. These warrants were originally issued to holders of DRC's Second Lien Facility but became detached and transferable to other parties when the Second Lien Facility was extinguished in August 2010. DRP purchased warrants that were exercisable into approximately 5.2% of the shares of common stock of DRC, in exchange for approximately $10.1 million in cash.
Tempus Warrant (June 2011)
In connection with the funding of the Tempus Acquisition Loan pursuant to the Loan and Security Agreement, dated as of June 30, 2011, among Tempus Acquisition, LLC, the lenders party thereto and Guggenheim Corporate Funding, LLC, which was entered into in connection with the Tempus Resorts Acquisition, DRP issued a warrant (the “Tempus Warrant”) to Guggenheim Corporate Funding, LLC, as administrative agent, for the benefit of the lenders, pursuant to a Warrant Agreement, between DRP and Guggenheim Corporate Funding, LLC. The Tempus Warrant vests and becomes exercisable, subject to the provisions of the Tempus Warrant described below, upon the sixty-first day (the “Tempus Warrant Exercise Date”) following, among other things, an initial underwritten public offering of the common stock of DRC or of any successor corporation of DRP ("DRP Successor"), a payment default by Tempus Acquisition, LLC (after expiration of applicable grace and care periods) under the Tempus Acquisition Loan, and a sale of DRP or DRC (a " Tempus Warrant Triggering Event"). Following a Tempus Warrant Triggering Event, the Tempus Warrant would become exercisable on the Tempus Warrant Exercise Date as to an aggregate percentage of the fully-diluted outstanding common equity of DRP equal to the quotient of (i) the dollar amount by which the actual total repayments of principal on the Tempus Acquisition Loan from the date of the Tempus Warrant through the day immediately preceding the Tempus Warrant Exercise Date is less than a certain benchmark amount (the “Tempus Benchmark Amount”) as determined pursuant to the terms of the Tempus Warrant, divided by (ii) the fair market value of the common equity of DRP as determined pursuant to the terms of the Tempus Warrant. The purchase price for each common unit of DRP issuable upon exercise of the Tempus Warrant is $0.0001 per common unit. During the 60-day period following a Tempus Warrant Triggering Event, DRP or the DRP Successor, as applicable, has the option to purchase the Tempus Warrant from the holder for a cash payment equal to the Tempus Benchmark Amount, less any cash payments made on the Tempus Acquisition Loan from the date of the Tempus Warrant through the date of such Tempus Warrant Triggering Event. The Company determined that the Tempus Warrant had a nominal value as of December 31, 2012.

Sales of Class A Common Units (July 2011)
On July 21, 2011, DRP consummated a recapitalization transaction pursuant to which it sold 280.89 Class A common units in a private placement transaction to seven institutional accredited investors that are investment advisory clients of Wellington Management Company, LLP in exchange for $136.5 million. DRP paid approximately $4.5 million in fees in conjunction with the recapitalization transactions. DRP used $108.7 million of the proceeds and issued an aggregate of 26.56 Class A common units to the Guggenheim Investor and the Silver Rock Investors to redeem all of the previously issued and outstanding preferred units (including accrued and unpaid priority returns) pursuant to the terms of a Preferred Unit Redemption Agreement. In addition, DRP paid $16.4 million to CDP, a related party of the Company, to redeem 34.74 common units previously held by CDP. Immediately after the transaction above, CDP owns approximately 54.3% of the issued and outstanding common units with the remainder owned by various institutional investors.
On July 21, 2011 and July 29, 2011, DRP entered into various warrant purchase agreements to repurchase certain warrants issued by DRC from various warrant holders. These warrants were also originally issued to holders of DRP's Second Lien Facility but became detached and transferable to other parties when the Second Lien Facility was extinguished in August 2010. DRP purchased warrants that were exercisable into approximately 3.3% of the shares of common stock of DRC for approximately $6.4 million in cash.
PMR Warrant (May 2012)
In connection with the funding of the PMR Acquisition Loan pursuant to the Loan and Security Agreement, dated as of May 21, 2012, among DPMA, the lenders party thereto and Guggenheim Corporate Funding, LLC, which was entered into in connection with the PMR Acquisition, DRP issued a warrant (the “PMR Warrant”) to Guggenheim Corporate Funding, LLC, as administrative agent, for the benefit of the lenders, pursuant to a Warrant Agreement, between DRP and Guggenheim Corporate Funding, LLC. The PMR Warrant vests and becomes exercisable, subject to the provisions of the PMR Warrant described below, upon the sixty-first day (the “PMR Warrant Exercise Date”) following, among other things, an initial underwritten public offering of the common stock of DRC or of any DRP Successor, a payment default by DPMA (after expiration of applicable grace and care periods) under the PMR Acquisition Loan, and a sale of DRP or DRC (a "PMR Warrant Triggering Event"). Following a PMR Warrant Triggering Event, the PMR Warrant would become exercisable on the PMR Warrant Exercise Date as to an aggregate percentage of the fully-diluted outstanding common equity of DRP equal to the quotient of (i) the dollar amount by which the actual total repayments of principal on the PMR Acquisition Loan from the date of the PMR Warrant through the day immediately preceding the PMR Warrant Exercise Date is less than a certain benchmark amount (the “PMR Benchmark Amount”) as determined pursuant to the terms of the PMR Warrant, divided by (ii) the fair market value of the common equity of DRP as determined pursuant to the terms of the PMR Warrant. The purchase price for each common unit of DRP issuable upon exercise of the PMR Warrant is $0.0001 per common unit. During the 60-day period following a PMR Warrant Triggering Event, DRP or the DRP Successor, as applicable, has the option to purchase the PMR Warrant from the holder for a cash payment equal to the PMR Benchmark Amount, less any cash payments made on the PMR Acquisition Loan from the date of the PMR Warrant through the date of such PMR Warrant Triggering Event. The Company determined that the PMR Warrant had a nominal value as of December 31, 2012.
Issuance of Class B Common Units and Stock-Based Compensation (October 2012)

On October 15, 2012, the Company established the Diamond Resorts Parent, LLC 2012 Equity Incentive Plan (the "2012 Plan"), which authorized awards of 112.2 restricted Class B common units ("BCUs") to participants in the 2012 Plan. The BCUs represent a fractional part of the interest in the profits, losses and distributions, but not the capital, of DRP and are non-voting and subject to certain restrictive covenants.

On the same date in October 2012, to mitigate the dilutive effect of the July 2011 recapitalization transaction on Messrs. Cloobeck, Palmer and Kraff, DRP issued 103.8 BCUs under the 2012 Plan to Messrs. Cloobeck, Palmer and Kraff for no cash consideration. These BCUs were 100% vested as of the issuance date. Also on that date, DRP granted BCUs pursuant to the 2012 Plan to Messrs. Bentley and Lanznar and two other participants in the 2012 Plan for no cash consideration, in connection with their provision of services to DRP. These BCUs were also 100% vested on the grant date; however, because these BCUs were tied to service to DRP, they are subject to forfeiture if the grantee’s employment with DRP is terminated for cause and subject to repurchase by DRP (at its option) if the grantee’s employment with DRP is terminated for any reason other than termination by DRP for cause. The BCUs are not entitled to any distributions nor do they have any fair value unless and until the cumulative amount distributed to holders of DRP common units other than BCUs is at least equal to a specified amount.
The Company measured compensation expense related to the BCUs at fair value on the issuance date and recognized this expense in the consolidated statements of operations and comprehensive income (loss). For the year ended December 31, 2012, the Company recognized $3.3 million in such compensation expense based on a weighted-average grant-date fair value of $32,008 per unit. The Company used the Black-Scholes option-pricing model to estimate the fair value of the BCUs granted. The estimated volatility of 28.0% was calculated based on the historical volatility of the stock prices for a group of identified peer companies and then adjusted for the debt leverage of the Company. The expected annual dividend per share was 0% based on the Company's expected dividend rate. The average expected life of 0.6 years represented the period of time the BCUs were expected to be outstanding at the issuance date based on management's estimate. The risk-free interest rate of 0.2% was calculated based on U.S. Treasury zero-coupon yield with a remaining term that approximated the expected life assumed at the date of issuance.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations
Business Combinations
ILX Acquisition
On August 31, 2010, ILXA acquired a majority of the assets of ILX Resorts Incorporated for an aggregate cash purchase price of $30.7 million. The ILX Acquisition added ten additional resorts new owner-families to the Diamond Resorts family. These assets complement Diamond Resorts' existing resort network and are expected to increase the Company's value proposition to its owner base. The ILX Acquisition was financed through the ILXA Inventory Loan and the ILXA Receivables Loan. See Note 15— Borrowings for additional detail. In addition, ILXA assumed $4.0 million in liabilities as part of the purchase price. The acquisition resulted in no goodwill or gain from business combinations due to the fact the fair value of assets acquired and liabilities assumed equals the purchase price.
The Company accounted for this acquisition under the purchase method in accordance with ASC 805, “Business Combinations” (“ASC 805”). As of August 31, 2010, the acquisition was recorded based on a preliminary appraisal. During the twelve-month period ended August 31, 2011, adjustments were recorded to the respective accounts to reflect the values included in the final appraisal. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary and final appraisals (in thousands):

	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Consideration:
Cash	$30,722	$—	$30,722
Fair value of total consideration transferred	$30,722	$—	$30,722

Recognized amounts of identifiable assets and liabilities assumed as of August 31, 2010:
Cash in escrow and restricted cash	$54	$—	$54
Mortgages and contracts receivable	9,802	(1,660)	8,142
Prepaid expenses and other assets	365	(31)	334
Unsold vacation interests	10,100	—	10,100
Property and equipment	5,705	1,679	7,384
Intangible assets	8,850	(100)	8,750
Total assets	34,876	(112)	34,764
Liabilities assumed	4,154	(112)	4,042
Total identifiable net assets	$30,722	$—	$30,722

Acquired intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Member relationships	10	$1,100	$(100)	$1,000
Management contracts	5	7,120	—	7,120
Trade name	5	600	—	600
Domain name	5	30	—	30
Total acquired intangible assets		$8,850	$(100)	$8,750

The ILX management contracts have automatic renewals for a weighted average term of approximately ten years. The weighted average period before the next renewal or extension is approximately five years.
Tempus Resorts Acquisition
On July 1, 2011, the Company completed the Tempus Resorts Acquisition through Mystic Dunes, LLC, a wholly-owned subsidiary of Tempus Acquisition, LLC, with $104.9 million in borrowings. The Tempus Resorts Acquisition added two additional resorts and new owner-families to the Company's owner base. In order to fund the Tempus Resorts Acquisition, Tempus Acquisition, LLC entered into the Tempus Acquisition Loan, Tempus Receivables Loan and the Tempus Inventory Loan. See Note 15— Borrowings for more information.
The Company accounted for this acquisition under the purchase method in accordance with ASC 805. As of July 1, 2011, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts were assigned to the assets acquired and liabilities assumed. The Company recorded $34.2 million in gain on bargain purchase from business combination for the quarter ended September 30, 2011, in accordance with ASC 805 due to the fact that the assets were purchased as part of a distressed sale as Tempus Resorts International Ltd. had filed for Chapter 11 bankruptcy proceedings in November 2010.
During the twelve-month period ended June 30, 2012, adjustments were recorded to the respective accounts to reflect the values included in the final appraisal. Specifically, the Company originally reported its gain on bargain purchase with respect to the Tempus Resorts Acquisition based upon historical trends and the Company’s limited records regarding the acquired assets and financial performance, including its portfolio of mortgages and contracts receivables. However, the Company subsequently developed further information regarding the inherent acquisition date default rate with respect to the portfolio of mortgages and contracts receivable acquired, which rate was higher than the Company had originally estimated in its preliminary valuation. This additional default data caused the Company to re-value the acquisition date fair value of the acquired portfolio of mortgages and contracts receivable, which resulted in a reduction of $10.6 million in the fair value of mortgages and contracts receivable and, accordingly, a corresponding deduction in gain on bargain purchase reflected in the fourth quarter of 2011.
In addition, for the three months ended September 30, 2011, the gain on bargain purchase was reported on a gross basis, without reduction for the deferred tax liability attributable to the difference in book value and tax basis. The effect of recording the acquired deferred tax liability and the equal and offsetting release of the Company’s valuation allowance was included in the benefit for income taxes line. Based upon further review of technical guidance in connection with the Company’s preparation of financial statements for the year ended December 31, 2011, however, the Company determined that it would be appropriate to include the deferred tax effect of the acquired deferred tax liability in the gain on bargain purchase line as opposed to the benefit for income taxes line. Accordingly, for the three months ended December 31, 2011, the gain on bargain purchase was further reduced by the $8.6 million deferred tax liability attributable to the difference in book and tax basis in the assets acquired.
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary appraisal and the final appraisal (in thousands).

	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal As of June 30, 2012
Consideration:
Cash	$104,915	$—	$104,915
Fair value of total consideration transferred	$104,915	$—	$104,915

Recognized amounts of identifiable assets and liabilities assumed as of July 1, 2011:
Cash and cash equivalents acquired	$2,517	$(2)	$2,515
Cash in escrow and restricted cash	2,912	(12)	2,900
Prepaid expenses and other assets	1,423	(101)	1,322
Due from related parties, net	4	—	4
Other receivables, net	2,444	(257)	2,187
Mortgages and contracts receivable, net (a)	70,496	(10,589)	59,907
Unsold Vacation Interests	22,745	380	23,125
Property and equipment	19,544	(3,980)	15,564
Intangible assets	24,889	3,919	28,808
Total assets	146,974	(10,642)	136,332
Deferred tax liability	—	8,567	8,567
Liabilities assumed	7,876	776	8,652
Total identifiable net assets	$139,098	$(19,985)	$119,113
Gain on bargain purchase from business combination	$34,183	$(19,985)	$14,198

________________________

(a) The Company also adjusted the components of Mortgages and contracts receivable, net based upon the final appraisal. See Note 5— Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses for additional details.

Acquired Tempus intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal as of June 30, 2012
Management Contract	15	$14,110	$2,120	$16,230
Amenity Fee Agreements	17.5	8,709	999	9,708
Member relationships	3	2,070	800	2,870
Total acquired intangible assets		$24,889	$3,919	$28,808

The following sets forth the methodologies used by the Company for valuing the assets acquired in the Tempus Resorts Acquisition. Based upon such valuation methodologies, the total value exceeded the purchase price for such assets resulting in the gain on bargain purchase reported in these financial statements.
Mortgages Receivable
The Company acquired two separate pools of receivables. Both pools were valued using the present value of the after-tax cash flows generated over the life of the assets. Several assumptions were used in modeling the expected cash flows in addition to the regular principal payments outlined in the terms of the mortgage, including a weighted average coupon of 17.0%, a loan servicing fee of 1.5%, a prepayment rate of 6.8% and a default rate of 43.9% for the Company's collateralized pool and a prepayment rate of 12.2% and a default rate of 43.4% for the Company's in-house pool.
Customer Relationships
It has been the experience of the Company that existing customers (including customer relationships acquired by the Company) purchase more VOIs, and the customers at closing of the Tempus Resorts Acquisition were assumed to act similarly. Based upon the Company's past experience (in particular with respect to past acquisitions), the Company assumed an upgrade rate of approximately 50.0% (the rate at which the customer relationships acquired pursuant to the Tempus Resorts Acquisition at the time of the acquisition are expected to purchase additional Vacation Interests) and an attrition rate of approximately 50.0% (the rate at which the customer relationships acquired pursuant to the Tempus Resorts Acquisition are no longer likely to purchase additional Vacation Interests, which the Company used to adjust the upgrade rate for future years) for the customers to predict the revenues generated over time. This means that The Company assumed that, of the customer relationships acquired, approximately 50.0%, 25.0% and 12.5% of such customer relationships were expected to upgrade during the first year, second year and third year following the closing, respectively. Accordingly, by the end of the third year, under these assumptions, the Company assumed that there would be total attrition of the acquired customer relationships. An increase in the upgrade rate and/or a decrease in the attrition rate would have resulted in a increase in the estimated fair value of the acquired customer relationships, while a decrease in the upgrade rate and/or an increase in the attrition rate would have resulted in a decrease in the estimated fair value of the acquired customer relationships. The Company estimated costs and expenses required to market and sell Vacation Interests to existing members based upon the historical performance of existing members and then deducted costs and expenses from the estimated revenues generated from the upgrades during the three years following the closing, resulting in the after-tax cash flows for such three-year period. The value of the customer relationships was then set by taking the present value of the after-tax cash flows.
Management Contracts
The Company acquired two management contracts. Each was valued at the expected present value of the after-tax cash flows generated over the estimated useful life of such contract. The expected cash flows projected were based off the terms of the management contracts, and adjusted for inflation and the costs and expenses required to generate the revenues under such contracts.
Unsold Vacation Interests, net
The Company valued inventory purchased based on projected revenue using a 3.0% projected growth rate each year. The Company estimated that inventory purchased as part of the transaction (including the recovery of the initial defaulted receivables) would be substantially sold 16 years following the date of the consummation of the Tempus Resorts Acquisition. The Company subtracted for each year in such 16-year period a 50.0% advertising, sales, and marketing cost, and then tax-affected that number with a 39.0% corporate tax rate. This gave the Company its Net revenue after costs to generate. The Company then used a present value rate of 30.0% to calculate the fair value of the inventory.
Amenity Fee Agreement
The amenity fee agreement was valued at the expected present value of the after-tax cash flows to be generated over the useful life of the contract.
Amounts Due from Related Parties
The assets were reviewed for reasonableness and collectibility and recorded at the historic book value.
Other Receivables
The assets were reviewed for reasonableness and collectibility and recorded at the historic book value.
Prepaid Expenses and Other Assets
The assets were reviewed for reasonableness and collectibility and recorded at the historic book value.
Property and Equipment, net
All of the property and equipment acquired by the Company was valued by a third party and is depreciated in a straight line basis over the estimated useful life of the asset.
The Tempus Resorts Acquisition contributed $20.1 million of revenue and $14.6 million of net income, which includes $34.2 million of gain on bargain purchase, from the acquisition date through December 31, 2011. These amounts are included in the consolidated statement of operations for the year ended December 31, 2011.
PMR Acquisition
On May 21, 2012, the Company completed the PMR Acquisition through DPMA, a wholly-owned special-purpose subsidiary of the Company, whereby DPMA acquired certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, portfolio of consumer loans and certain real property and other assets for approximately $51.6 million in cash, plus the assumption of specified liabilities related to the acquired assets. In order to fund the PMR Acquisition, DPMA entered into the PMR Acquisition Loan, which is collateralized by substantially all of the assets of DPMA. See Note 15— Borrowings for more information.
The PMR Acquisition added nine locations to the Company's network of available resorts, four management contracts, VOI inventory, new owner-families to the Company's owner base and additional VOI inventory to sell to existing members and potential customers. The Company accounted for the PMR Acquisition under the purchase method in accordance with ASC 805. As of May 21, 2012, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts were assigned to the assets acquired and liabilities assumed. The Company recorded $20.7 million in gain on bargain purchase from business combinations during the quarter ended June 30, 2012 in accordance with ASC 805 due to the fact that the assets were purchased as part of a distressed sale as Pacific Monarch Resorts, Inc. had filed for Chapter 11 bankruptcy proceedings in October 2011.

During the period between May 22, 2012 and December 31, 2012, adjustments were recorded to the respective accounts to reflect the values included in the updated appraisal as of December 31, 2012 and the Company recorded a reduction of gain on bargain purchase from business combination in the amount of $2.2 million resulting from the aforementioned adjustments.

The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Pacific Monarch Resorts, Inc. at the acquisition date based on the appraisals as of May 21, 2012 and December 31, 2012 (in thousands).

	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Consideration:
Cash	$51,635	$—	$51,635
Fair value of total consideration transferred	$51,635	$—	$51,635

Recognized amounts of identifiable assets acquired and liabilities assumed as of May 21, 2012:
Prepaid expenses and other assets	$315	$25	$340
Due from related parties, net	2,067	—	2,067
Other receivables, net	2,916	(47)	2,869
Mortgages and contracts receivable	1,677	(13)	1,664
Unsold Vacation Interests	36,221	(5,783)	30,438
Property and equipment	1,408	(675)	733
Intangible assets	45,100	3,833	48,933
Total assets	89,704	(2,660)	87,044
Deferred tax liability	13,453	(443)	13,010
Liabilities assumed	1,736	11	1,747
Total identifiable net assets	$74,515	$(2,228)	$72,287
Gain on bargain purchase from business combination	$22,880	$(2,228)	$20,652

Acquired PMR intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Management Contracts	15	$38,300	$—	$38,300
Customer Lists	3	6,800	—	6,800
Other	10	—	3,833	3,833
Total acquired intangible assets		$45,100	$3,833	$48,933

The following sets forth the methodologies used by the Company for valuing the assets acquired in the PMR Acquisition. Based upon such valuation methodologies, the total value exceeded the purchase price for such assets resulting in the gain on bargain purchase reported in these financial statements.
Mortgages Receivable
The Company acquired a single pool of receivables. This pool was valued using the present value of the after-tax cash flows generated over the life of the assets. Several assumptions were used in modeling the expected cash flows in addition to the regular principal payments outlined in the terms of the mortgage, including a weighted average coupon of 14.4%, a loan servicing fee of 1.0%, a prepayment rate of 9.4% and a default rate of 39.2%.
Customer Relationships
It has been the experience of the Company that existing customers (including customer relationships acquired by the Company) purchase more VOIs, and the customers at closing of the PMR Acquisition were assumed to act similarly. Based upon the Company's past experience (in particular with respect to past acquisitions), the Company assumed an upgrade rate of approximately 50.0% (the rate at which the customer relationships acquired pursuant to the PMR Acquisition at the time of the acquisition are expected to purchase additional Vacation Interests) and an attrition rate of approximately 50.0% (the rate at which the customer relationships acquired pursuant to the PMR Acquisition are no longer likely to purchase additional Vacation Interests, which the Company used to adjust the upgrade rate for future years) for the customers to predict the revenues generated over time. This means that The Company assumed that, of the customer relationships acquired, approximately 50.0%, 25.0% and 12.5% of such customer relationships were expected to upgrade during the first year, second year and third year following the closing, respectively. Accordingly, by the end of the third year, under these assumptions, the Company assumed that there would be total attrition of the acquired customer relationships. An increase in the upgrade rate and/or a decrease in the attrition rate would have resulted in a increase in the estimated fair value of the acquired customer relationships, while a decrease in the upgrade rate and/or an increase in the attrition rate would have resulted in a decrease in the estimated fair value of the acquired customer relationships. The Company estimated costs and expenses required to market and sell Vacation Interests to existing members based upon the historical performance of existing members and then deducted costs and expenses from the estimated revenues generated from the upgrades during the three years following the closing, resulting in the after-tax cash flows for such three-year period. The value of the customer relationships was then set by taking the present value of the after-tax cash flows.
Management Contracts
The Company acquired four management contracts. Each was valued at the expected present value of the after-tax cash flows generated over the estimated useful life of such contract. The expected cash flows projected were based off the terms of the management contracts, and adjusted for inflation and the costs and expenses required to generate the revenues under such contracts.
Unsold Vacation Interests, net
Unsold Vacation Interests, net was comprised of:

•
The Company valued developer-owned inventory purchased based on projected revenue using a 1.0% projected growth rate each year. The Company estimated that inventory purchased as part of the transaction (including the recovery of the initial defaulted receivables) would be substantially sold over 6 years following the date of the consummation of the PMR Acquisition. The Company subtracted for each year in such 6-year period a 58.0% ASM cost, and then tax-affected that number with a 39.0% corporate tax rate. This gave the Company its Net revenue after costs to generate. The Company then used a present value rate of 30.0% to calculate the fair value of the inventory.

•
Buildings at the Cabo Azul resort, including the cost of the land, building and other hard costs and based on the appraised value of the property. Construction in process also included costs of consulting services related to the development and operation of resort properties through the end of 2013; and

•	Land acquired that was fair valued by a third party based on market comparisons. The Company acquired such land in Hawaii, Las Vegas and Cabo.
Amounts Due from Related Parties
The value included an ownership association receivable, late fees and assessments. The value also accounted for the estimated collectibility of these receivables.
Other Receivables
The value included other loan receivables net of allowance, pending loans, and accrued interest receivables. The value also accounted for the estimated collectibility of these receivables.
Prepaid Expenses and Other Assets
Prepaid expenses and other assets consisted of maintenance fees that are paid in the first month of each quarter for the current quarter, prepaid insurance fees, and a villa in one of the buildings acquired.
Property and Equipment, net
All of the property and equipment acquired by the Company was valued by a third party and is depreciated in a straight line over the estimated useful life of the asset.

The PMR Acquisition contributed $39.0 million of revenue and $22.3 million of net income, which includes $20.7 million of gain on bargain purchase and $13.0 million of related income tax benefit, from the acquisition date through December 31, 2012. These amounts are included in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2012.
Aegean Blue Acquisition
On October 5, 2012, the Company completed the Aegean Blue Acquisition through AB Acquisition Company, Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc, and acquired all of the issued and outstanding shares of Aegean Blue Holdings Plc. Pursuant to the Aegean Blue Acquisition, AB Acquisition Company, Ltd acquired certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, portfolio of consumer loans and certain real property and other assets for approximately $6.5 million in cash, assumption of specified liability related to the acquired assets and a contingent liability associated with an earn-out clause. Tempus Acquisition LLC, the parent entity of Aegean Blue Acquisition, LLC, borrowed $6.6 million under the term loan portion of Tempus Acquisition Loan to fund the Aegean Blue Acquisition. See Note 15—Borrowings for further detail on this borrowing.
This acquisition is accounted for under the purchase method in accordance with ASC 805. As of December 31, 2012, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts have been assigned to the assets acquired and liabilities assumed. Changes to the provisional amounts may be material. The Company expects to make all changes to provisional amounts within one year of the acquisition date.
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Aegean Blue Holdings Plc at the acquisition date based on the preliminary appraisal (in thousands). The Company recorded $0.1 million in gain on bargain purchase from business combinations in accordance with ASC 805.

Based on Preliminary Appraisal
Consideration:
Cash	$6,543
Earn-out Liability	3,336
Fair value of total consideration transferred	$9,879

Recognized amounts of identifiable assets acquired and liabilities assumed as of October 5, 2012:
Cash and cash equivalents	$2,072
Cash in escrow and restricted cash	1,925
Mortgages and contracts receivable	4,070
Other receivables, net	55
Prepaid expenses and other assets	947
Unsold Vacation Interests	3,450
Property and equipment	388
Intangible assets	5,901
Total assets	18,808
Liabilities assumed	8,840
Total identifiable net assets	$9,968
Gain on bargain purchase from business combination	$89

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal
Management Contracts	15	$4,123
Customer Lists	3	1,778
Total acquired intangible assets		$5,901

Unaudited consolidated pro forma financial information
The following table presents unaudited consolidated pro forma financial information as if the closing of the Tempus Resorts Acquisition and PMR Acquisition had occurred on January 1, 2011 for purposes of the financial information presented for the years ended December 31, 2012 and 2011 (in thousands). The impact of Aegean Blue Acquisition is excluded from the following table as the pro forma financial information reflecting the Aegean Blue Acquisition is not required pursuant to Rule 11-01 of Regulation S-X under the Securities Act of 1933, as amended, because the acquisition was below the significance thresholds set forth in such rule, and management does not believe that such financial information would be material to investors. Further, given that the Aegean Blue Acquisition is so far below the significance thresholds of such rule, and that the Company views the acquired operations of Aegean Blue Holdings Plc, from a financial perspective as otherwise immaterial, the Company believes that the inclusion of pro forma financial information reflecting the Aegean Blue Acquisition would not provide any material benefit to readers of this report.

	2012	2011
Revenue	$546,019	$458,086
Net loss	$(22,779)	$(30,398)

The historical audited consolidated financial information has been adjusted to give effect to pro forma events that are (i) directly attributable to the acquisition, (ii) factually supportable, and (iii) expected to have a continuing impact on the combined results of the Company and the new entities created.
The unaudited pro forma results have been adjusted with respect to certain aspects of each acquisition to reflect:
•        the consummation of the acquisition;

•	changes in assets and liabilities to record their acquisition date fair values and changes in certain expenses resulting therefrom;

•	additional indebtedness, including, but not limited to, debt issuance costs and interest expense, incurred in connection with the acquisition;

•	the removal of legal and professional fees incurred in connection with each acquisition; and

•	the removal of the gain on bargain purchase from business combination recorded in connection with each acquisition.
The unaudited pro forma results do not reflect future events that either have occurred or may occur after each acquisition including, but not limited to, the anticipated realization of ongoing savings from operating synergies in subsequent periods. They also do not give effect to certain one-time charges the Company expected to incur in connection with the acquisitions including, but not limited to, charges that were expected to achieve ongoing cost savings and synergies.

Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting
Note 20 — Segment Reporting
The Company presents its results of operations in two segments: (i) Hospitality and Management Services, which includes operations related to the management of resort properties and the Collections, revenue from its operation of THE Club and the provision of other services; and (ii) Vacation Interest Sales and Financing, which includes operations relating to the marketing and sales of Vacation Interests, as well as the consumer financing activities related to such sales. While certain line items reflected on the statement of operations and comprehensive income (loss) fall completely into one of these business segments, other line items relate to revenues or expenses which are applicable to more than one segment. For line items that are applicable to more than one segment, revenues or expenses are allocated by management, which involves significant estimates. Certain expense items (principally corporate interest expense and depreciation and amortization) are not, in management’s view, allocable to either of these business segments as they apply to the entire Company. In addition, general and administrative expenses are not allocated to either of these business segments because, historically, management has not allocated these expenses for purposes of evaluating the Company’s different operational divisions. Accordingly, these expenses are presented under Corporate and Other.
Management believes that it is impracticable to allocate specific assets and liabilities related to each business segment. In addition, management does not review balance sheets by business segment as part of their evaluation of operating segment performances. Consequently, no balance sheet segment reports have been presented.
Information about the Company’s operations in different business segments for the periods presented below is as follows:

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$31,587	$—	$—	$31,587
Consolidated resort operations	8,620	—	—	8,620
Vacation Interest sales, net of provision of $0, $6,672, $0 and $6,672, respectively	—	91,668	—	91,668
Interest	—	12,858	397	13,255
Other	3,490	4,832	—	8,322
Total revenues	43,697	109,358	397	153,452
Costs and Expenses:
Management and member services	9,779	—	—	9,779
Consolidated resort operations	7,722	—	—	7,722
Vacation Interest cost of sales	—	17,846	—	17,846
Advertising, sales and marketing	—	50,359	—	50,359
Vacation Interest carrying cost, net	—	8,237	—	8,237
Loan portfolio	246	2,259	—	2,505
Other operating	—	368	—	368
General and administrative	—	—	22,800	22,800
Depreciation and amortization	—	—	6,254	6,254
Interest expense	—	4,078	20,764	24,842
Impairments and other write-offs	—	—	79	79
Gain on disposal of assets	—	—	(50)	(50)
Total costs and expenses	17,747	83,147	49,847	150,741
Income (loss) before provision for income taxes	25,950	26,211	(49,450)	2,711
Provision for income taxes	—	—	438	438
Net income (loss)	$25,950	$26,211	$(49,888)	$2,273

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$27,280	$—	$—	$27,280
Consolidated resort operations	8,534	—	—	8,534
Vacation Interest sales, net of provision of $0, $4,115, $0 and $4,115, respectively	—	54,572	—	54,572
Interest	—	13,327	329	13,656
Other	882	4,026	—	4,908
Total revenues	36,696	71,925	329	108,950
Costs and Expenses:
Management and member services	8,275	—	—	8,275
Consolidated resort operations	7,082	—	—	7,082
Vacation Interest cost of sales	—	8,231		8,231
Advertising, sales and marketing	—	34,819		34,819
Vacation Interest carrying cost, net	—	9,272		9,272
Loan portfolio	223	2,128	—	2,351
Other operating	—	1,158	—	1,158
General and administrative	—	—	20,760	20,760
Depreciation and amortization	—	—	3,805	3,805
Interest expense	—	4,920	17,011	21,931
Impairments and other write-offs	—	—	(11)	(11)
Gain on disposal of assets	—	—	(72)	(72)
Gain on bargain purchase from business combinations	—	—	(51)	(51)
Total costs and expenses	15,580	60,528	41,442	117,550
Income (loss) before provision for income taxes	21,116	11,397	(41,113)	(8,600)
Provision for income taxes	—	—	975	975
Net income (loss)	$21,116	$11,397	$(42,088)	$(9,575)

Segment Reporting
The Company presents its results of operations in two segments: (i) Hospitality and Management Services, which includes operations related to the management of resort properties and the Collections, revenue from its operation of THE Club and the provision of other services; and (ii) Vacation Interest Sales and Financing, which includes operations relating to the marketing and sales of Vacation Interests, as well as the consumer financing activities related to such sales. While certain line items reflected on the statement of operations and comprehensive income (loss) fall completely into one of these business segments, other line items relate to revenues or expenses which are applicable to more than one segment. For line items that are applicable to more than one segment, revenues or expenses are allocated by management, which involves significant estimates. Certain expense items (principally corporate interest expense and depreciation and amortization) are not, in management’s view, allocable to either of these business segments as they apply to the entire Company. In addition, general and administrative expenses are not allocated to either of these business segments because, historically, management has not allocated these expenses for purposes of evaluating the Company’s different operational divisions. Accordingly, these expenses are presented under Corporate and Other.
Management believes that it is impracticable to allocate specific assets and liabilities related to each business segment. In addition, management does not review balance sheets by business segment as part of their evaluation of operating segment performances. Consequently, no balance sheet segment reports have been presented.
Information about the Company’s operations in different business segments for the periods presented below is as follows:

CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2012
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$114,937	$—	$—	$114,937
Consolidated resort operations	33,756	—	—	33,756
Vacation Interest sales, net of provision of $0, $25,457, $0 and $25,457, respectively	—	293,098	—	293,098
Interest	—	51,769	1,437	53,206
Other	4,595	24,076	—	28,671
Total revenues	153,288	368,943	1,437	523,668
Costs and Expenses:
Management and member services	35,330	—	—	35,330
Consolidated resort operations	30,311	—	—	30,311
Vacation Interest cost of sales	—	32,150	—	32,150
Advertising, sales and marketing	—	178,365	—	178,365
Vacation Interest carrying cost, net	—	36,363	—	36,363
Loan portfolio	858	8,628	—	9,486
Other operating	—	8,507	—	8,507
General and administrative	—	—	99,015	99,015
Depreciation and amortization	—	—	18,857	18,857
Interest	—	18,735	77,422	96,157
Impairments and other write-offs	—	—	1,009	1,009
Gain on disposal of assets	—	—	(605)	(605)
Gain on bargain purchase from business combinations	—	—	(20,610)	(20,610)
Total costs and expenses	66,499	282,748	175,088	524,335
Income (loss) before benefit for income taxes	86,789	86,195	(173,651)	(667)
Benefit for income taxes	—	—	(14,310)	(14,310)
Net income (loss)	$86,789	$86,195	$(159,341)	$13,643

CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2011
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$99,306	$—	$—	$99,306
Consolidated resort operations	29,893	—	—	29,893
Vacation Interest sales, net of provision of $0, $16,562, $0 and $16,562, respectively	—	194,759	—	194,759
Interest	—	44,410	2,875	47,285
Other	8,079	11,699	—	19,778
Total revenues	137,278	250,868	2,875	391,021
Costs and Expenses:
Management and member services	27,125	—	—	27,125
Consolidated resort operations	27,783	—	—	27,783
Vacation Interest cost of sales	—	(9,695)	—	(9,695)
Advertising, sales and marketing	—	128,717	—	128,717
Vacation Interest carrying cost, net	—	41,331	—	41,331
Loan portfolio	1,211	7,441	—	8,652
Other operating	—	3,399	—	3,399
General and administrative	—	—	80,412	80,412
Depreciation and amortization	—	—	13,966	13,966
Interest	—	18,624	63,386	82,010
Impairments and other write-offs	—	—	1,572	1,572
Gain on disposal of assets	—	—	(708)	(708)
Gain on bargain purchase from business combinations	—	—	(14,329)	(14,329)
Total costs and expenses	56,119	189,817	144,299	390,235
Income (loss) before benefit for income taxes	81,159	61,051	(141,424)	786
Benefit for income taxes	—	—	(9,517)	(9,517)
Net income (loss)	$81,159	$61,051	$(131,907)	$10,303
CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2010
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$86,206	$—	$—	$86,206
Consolidated resort operations	26,547	—	—	26,547
Vacation Interest sales, net of provision of $0, $12,655, $0 and $12,655, respectively	—	202,109	—	202,109
Interest	—	39,150	177	39,327
Other	4,969	11,667	—	16,636
Total revenues	117,722	252,926	177	370,825
Costs and Expenses:
Management and member services	22,444	—	—	22,444
Consolidated resort operations	23,972	—	—	23,972
Vacation Interest cost of sales	—	39,730	—	39,730
Advertising, sales and marketing	—	114,029	—	114,029
Vacation Interest carrying cost, net	—	29,821	—	29,821
Loan portfolio	1,025	7,575	—	8,600
Other operating	—	3,168	—	3,168
General and administrative	—	—	67,905	67,905
Depreciation and amortization	—	—	11,939	11,939
Interest	—	18,203	48,959	67,162
Loss on extinguishment of debt	—	—	1,081	1,081
Impairments and other write-offs	—	—	3,330	3,330
Gain on disposal of assets	—	—	(1,923)	(1,923)
Total costs and expenses	47,441	212,526	131,291	391,258
Income (loss) before benefit for income taxes	70,281	40,400	(131,114)	(20,433)
Benefit for income taxes	—	—	(1,274)	(1,274)
Net income (loss)	$70,281	$40,400	$(129,840)	$(19,159)

Geographic Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Financial Information [Abstract]
Geographic Financial Information
Note 22 — Geographic Financial Information
The Company conducts its Hospitality and Management Services and Vacation Interest Sales and Financing operations in two geographic areas: North America and Europe. The Company’s North America operations include the Company’s branded resorts in the continental U.S., Hawaii, Mexico, Canada and the Caribbean, and the Company’s Europe operations include the Company’s branded resorts in England, Scotland, Ireland, Italy, Spain, Portugal, Austria, Malta, France and Greece. The following table reflects total revenue and assets by geographic area for the periods ended on, or as of, the dates presented below (in thousands):

	Three Months Ended March 31,
	2013	2012
Revenue
North America	$139,451	$99,386
Europe	14,001	9,564
Total Revenues	$153,452	$108,950

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, net
North America	$319,172	$310,955
Europe	1,795	1,977
Total mortgages and contracts receivable, net	$320,967	$312,932
Unsold Vacation Interests, net
North America	$260,674	$275,352
Europe	39,814	40,515
Total unsold Vacation Interests, net	$300,488	$315,867
Property and equipment, net
North America	$50,753	$50,643
Europe	4,302	4,477
Total property and equipment, net	$55,055	$55,120
Intangible assets, net
North America	$100,291	$103,141
Europe	8,021	9,357
Total intangible assets, net	$108,312	$112,498
Total long-term assets, net
North America	$730,890	$740,091
Europe	53,932	56,326
Total long-term assets, net	$784,822	$796,417

Geographic Financial Information
The Company conducts its Hospitality and Management Services and Vacation Interest Sales and Financing operations in two geographic areas: North America and Europe. The Company’s North America operations include the Company’s branded resorts in the continental U.S., Hawaii, Mexico, Canada and the Caribbean, and the Company’s Europe operations include the Company’s branded resorts in England, Scotland, Ireland, Italy, Spain, Portugal, Austria, Malta, France and Greece. The following table reflects total revenue and assets by geographic area for the periods presented below (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Revenue
North America	$476,053	$346,803	$325,710
Europe	47,615	44,218	45,115
Total Revenues	$523,668	$391,021	$370,825

	December 31, 2012	December 31, 2011
Mortgages and contracts receivable, net
North America	$310,955	$281,958
Europe	1,977	1,344
Total mortgages and contracts receivable, net	$312,932	$283,302
Unsold Vacation Interests, net
North America	$275,352	$233,721
Europe	40,515	23,084
Total unsold Vacation Interests, net	$315,867	$256,805
Property and equipment, net
North America	$50,643	$43,697
Europe	4,477	4,480
Total property and equipment, net	$55,120	$48,177
Intangible assets, net
North America	$103,141	$63,882
Europe	9,357	4,227
Total intangible assets, net	$112,498	$68,109
Total long-term assets, net
North America	$740,091	$623,258
Europe	56,326	33,135
Total long-term assets, net	$796,417	$656,393

Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries
Note 21 — Condensed Consolidating Financial Statements - Guarantor and Non-guarantor
The following condensed consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Notes; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the Company's guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Notes, the financial position, results of operations, and statements of cash flows of the Company's non-guarantor subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this quarterly report.
CONDENSED CONSOLIDATING BALANCE SHEET March 31, 2013 (In thousands) (Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$11,736	$14,468	$—	$26,204
Cash in escrow and restricted cash	35,850	20,531	—	56,381
Mortgages and contracts receivable, net of allowance of $12,382, $72,525, $0 and $84,907, respectively	29,256	291,714	(3)	320,967
Due from related parties, net	126,407	34,482	(137,911)	22,978
Other receivables, net	23,628	12,109	—	35,737
Income tax receivable	4	25	—	29
Prepaid expenses and other assets, net	81,795	55,233	(14,262)	122,766
Unsold Vacation Interests, net	213,886	115,614	(29,012)	300,488
Property and equipment, net	30,089	24,966	—	55,055
Assets held for sale	—	4,886	—	4,886
Intangible assets, net	27,079	81,233	—	108,312
Total assets	$579,730	$655,261	$(181,188)	$1,053,803
Liabilities and Member Capital (Deficit):
Accounts payable	$6,809	$6,715	$—	$13,524
Due to related parties, net	80,860	171,263	(155,324)	96,799
Accrued liabilities	64,851	36,313	(1,144)	100,020
Income taxes payable	—	855	—	855
Deferred revenues	89,552	18,891	—	108,443
Senior Secured Notes, net of unamortized original issue discount of $8,253, $0, $0 and $8,253, respectively	416,747	—	—	416,747
Securitization notes and Funding Facilities, net of unamortized original issue discount of $0, $673, $0 and $673, respectively	—	278,928	—	278,928
Notes payable	6,569	130,976	—	137,545
Total liabilities	665,388	643,941	(156,468)	1,152,861

Member capital (deficit)	143,094	26,736	(14,262)	155,568
Accumulated deficit	(200,861)	(23,456)	(10,844)	(235,161)
Accumulated other comprehensive (loss) income	(27,891)	8,040	386	(19,465)
Total member (deficit) capital	(85,658)	11,320	(24,720)	(99,058)
Total liabilities and member capital (deficit)	$579,730	$655,261	$(181,188)	$1,053,803

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$26,262	$9,929	$(4,604)	$31,587
Consolidated resort operations	6,527	2,093	—	8,620
Vacation Interest sales, net of provision of $6,381, $291, $0 and $6,672, respectively	77,262	14,406	—	91,668
Interest	(93)	13,787	(439)	13,255
Other	10,272	10,963	(12,913)	8,322
Total revenues	120,230	51,178	(17,956)	153,452
Costs and Expenses:
Management and member services	9,667	3,805	(3,693)	9,779
Consolidated resort operations	6,113	1,609	—	7,722
Vacation Interest cost of sales	16,653	1,193	—	17,846
Advertising, sales and marketing	41,962	9,291	(894)	50,359
Vacation Interest carrying cost, net	4,525	4,768	(1,056)	8,237
Loan portfolio	2,232	2,795	(2,522)	2,505
Other operating	884	2,083	(2,599)	368
General and administrative	15,651	7,149	—	22,800
Depreciation and amortization	2,234	4,020	—	6,254
Interest expense	12,815	12,466	(439)	24,842
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)	—	(50)
Total costs and expenses	112,737	49,207	(11,203)	150,741
Income (loss) before provision for income taxes	7,493	1,971	(6,753)	2,711
Provision for income taxes	23	415	—	438
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	6,381	291	—	6,672
Amortization of capitalized financing costs and original issue discounts	654	1,220	—	1,874
Amortization of capitalized loan origination costs and net portfolio discounts	1,182	48	—	1,230
Depreciation and amortization	2,234	4,020	—	6,254
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)		(50)
Loss on foreign currency exchange	—	61		61
Gain on insurance settlement	(2,203)			(2,203)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(3,450)	(12,607)	(1)	(16,058)
Due from related parties, net	727	(8,037)	9,399	2,089
Other receivables, net	8,959	3,234	—	12,193
Prepaid expenses and other assets, net	(31,255)	(33,232)	80	(64,407)
Unsold Vacation Interests, net	6,617	(158)	6,751	13,210
Accounts payable	(2,711)	827	—	(1,884)
Due to related parties, net	22,346	22,603	(9,397)	35,552
Accrued liabilities	(7,557)	4,585	(79)	(3,051)
Income taxes payable	898	191	—	1,089
Deferred revenues	9,900	5,515	—	15,415
Net cash provided by (used in) operating activities	20,193	(9,855)	—	10,338
Investing activities:
Property and equipment capital expenditures	(2,325)	(199)	—	(2,524)
Net cash used in investing activities	$(2,325)	$(199)	$—	$(2,524)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(12,114)	$(2,075)	$—	$(14,189)
Proceeds from issuance of securitization notes and Funding Facilities	—	127,680	—	127,680
Proceeds from issuance of notes payable	—	1,319	—	1,319
Payments on securitization notes and Funding Facilities	—	(105,151)	—	(105,151)
Payments on notes payable	(2,564)	(7,252)	—	(9,816)
Payments of debt issuance costs	74	(2,048)	—	(1,974)
Net cash (used in) provided by financing activities	(14,604)	12,473	—	(2,131)
Net increase in cash and cash equivalents	3,264	2,419	—	5,683
Effect of changes in exchange rates on cash and cash equivalents	—	(540)	—	(540)
Cash and cash equivalents, beginning of period	8,472	12,589	—	21,061
Cash and cash equivalents, end of period	$11,736	$14,468	$—	$26,204

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,273	$7,416	$—	$32,689
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(876)	$220	$—	$(656)

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$5,914	$—	$—	$5,914

CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (In thousands) (Audited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
Liabilities and Member Capital (Deficit):
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $0, $753, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$23,079	$6,373	$(2,172)	$27,280
Consolidated resort operations	6,463	2,071	—	8,534
Vacation Interest sales, net of provision of $4,068, $47, $0 and $4,115, respectively	47,501	7,071	—	54,572
Interest	508	13,784	(636)	13,656
Other	6,841	3,752	(5,685)	4,908
Total revenues	84,392	33,051	(8,493)	108,950
Costs and Expenses:
Management and member services	6,671	2,738	(1,134)	8,275
Consolidated resort operations	5,516	1,566	—	7,082
Vacation Interest cost of sales	6,795	1,436	—	8,231
Advertising, sales and marketing	30,512	4,487	(180)	34,819
Vacation Interest carrying cost, net	5,352	4,313	(393)	9,272
Loan portfolio	2,131	2,033	(1,813)	2,351
Other operating	1,788	800	(1,430)	1,158
General and administrative	13,938	6,823	(1)	20,760
Depreciation and amortization	1,832	1,973	—	3,805
Interest expense	11,347	11,220	(636)	21,931
Impairments and other write-offs	11	(22)	—	(11)
Gain on disposal of assets	(1)	(71)	—	(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Total costs and expenses	85,892	37,245	(5,587)	117,550
Loss before provision for income taxes	(1,500)	(4,194)	(2,906)	(8,600)
Provision for income taxes	530	445	—	975
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	4,068	47		4,115
Amortization of capitalized financing costs and original issue discounts	573	933		1,506
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	671	(919)		(248)
Depreciation and amortization	1,832	1,973		3,805
Impairments and other write-offs	11	(22)		(11)
Gain on disposal of assets	(1)	(71)		(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Gain on foreign currency exchange	—	(29)	—	(29)
Gain on mortgage repurchase	(11)	—		(11)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(709)	75	—	(634)
Due from related parties, net	(12,491)	11,554	5,526	4,589
Other receivables, net	8,764	3,422	40	12,226
Prepaid expenses and other assets, net	(33,012)	(27,875)	833	(60,054)
Unsold Vacation Interests, net	2,016	(2,618)	2,056	1,454
Accounts payable	1,063	(1,283)	—	(220)
Due to related parties, net	30,379	25,138	(5,045)	50,472
Accrued liabilities	(5,504)	(358)	329	(5,533)
Income taxes payable	36	399	—	435
Deferred revenues	15,506	3,864	(833)	18,537
Net cash provided by operating activities	11,161	9,540	—	20,701
Investing activities:
Property and equipment capital expenditures	(1,675)	(210)	—	(1,885)
Proceeds from sale of assets	1	218	—	219
Net cash (used in) provided by investing activities	$(1,674)	$8	$—	$(1,666)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(8,310)	$(455)	$—	$(8,765)
Proceeds from issuance of securitization notes and Funding Facilities	—	30,607	—	30,607
Proceeds from issuance of notes payable	—	65	—	65
Payments on securitization notes and Funding Facilities	—	(35,765)	—	(35,765)
Payments on notes payable	(2,486)	(4,602)	—	(7,088)
Payments of debt issuance costs	1	(25)	—	(24)
Payments of costs related to issuance of common and preferred units	(8)	—	—	(8)
Net cash used in financing activities	(10,803)	(10,175)	—	(20,978)
Net decrease in cash and cash equivalents	(1,316)	(627)	—	(1,943)
Effect of changes in exchange rates on cash and cash equivalents	—	237	—	237
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$9,520	$8,671	$—	$18,191

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,615	$6,439	$—	$32,054
Cash paid for taxes, net of cash tax refunds	$498	$51	$—	$549

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$6,043	$—	$—	$6,043
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$18	$—	$18

Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries
The following consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Note; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Note, the financial position, results of operations, and statements of cash flows of Non-guarantor Subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this annual report.
CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (in thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $753, $0, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONSOLIDATING STATEMENT OF OPERATIONS
For the Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$94,106	$33,115	$(12,284)	$114,937
Consolidated resort operations	26,519	7,237	—	33,756
Vacation Interest sales, net of provision (adjustment) of $27,004, $(1,547), $0 and $25,457	247,969	45,129	—	293,098
Interest	1,834	53,808	(2,436)	53,206
Other	35,106	31,628	(38,063)	28,671
Total revenues	405,534	170,917	(52,783)	523,668
Costs and Expenses:
Management and member services	31,126	14,481	(10,277)	35,330
Consolidated resort operations	24,278	6,033	—	30,311
Vacation Interest cost of sales	26,362	5,788	—	32,150
Advertising, sales and marketing	152,276	28,042	(1,953)	178,365
Vacation Interest carrying cost, net	19,421	19,506	(2,564)	36,363
Loan portfolio	8,280	10,125	(8,919)	9,486
Other operating	10,212	5,863	(7,568)	8,507
General and administrative	61,229	37,788	(2)	99,015
Depreciation and amortization	7,662	11,195	—	18,857
Interest	44,990	53,603	(2,436)	96,157
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Total costs and expenses	386,053	172,001	(33,719)	524,335
Income (loss) before benefit for income taxes	19,481	(1,084)	(19,064)	(667)
Benefit for income taxes	(884)	(13,426)	—	(14,310)
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision (adjustment) for uncollectible Vacation Interest sales revenue	27,004	(1,547)	—	25,457
Amortization of capitalized financing costs and original issue discounts	2,410	3,883	—	6,293
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	3,117	(775)	—	2,342
Depreciation and amortization	7,662	11,195	—	18,857
Stock-based compensation	3,321	—	—	3,321
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Deferred income taxes	—	(13,010)	—	(13,010)
Gain on foreign currency exchange	—	113	—	113
Gain on mortgage repurchase	(27)	—	—	(27)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(56,967)	5,252	(1)	(51,716)
Due from related parties, net	(30,394)	13,614	18,658	1,878
Other receivables, net	(7,225)	(121)	(410)	(7,756)
Prepaid expenses and other assets, net	(4,512)	217	—	(4,295)
Unsold Vacation Interests, net	(23,105)	(19,977)	19,057	(24,025)
Accounts payable	1,755	(2,257)	—	(502)
Due to related parties, net	44,808	(2,576)	(19,211)	23,021
Accrued liabilities	18,648	12,567	971	32,186
Income taxes receivable and payable	(298)	(2,934)	—	(3,232)
Deferred revenues	19,891	2,367	—	22,258
Net cash provided by (used in) operating activities	26,670	(2,070)	—	24,600
Investing activities:
Property and equipment capital expenditures	(13,671)	(664)	—	(14,335)
Purchase of assets in connection with the PMR Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(51,635)	—	(51,635)
Purchase of assets in connection with the Aegean Blue Acquisition, net of cash acquired of $0, $2,072, $0 and $2,072, respectively	—	(4,471)	—	(4,471)
Proceeds from sale of assets	2	1,101	—	1,103
Net cash used in investing activities	$(13,669)	$(55,669)	$—	$(69,338)

CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(6,163)	$(218)	$—	$(6,381)
Proceeds from issuance of securitization notes and Funding Facilities	—	119,807	—	119,807
Proceeds from issuance of notes payable	1,124	79,541	—	80,665
Payments on securitization notes and Funding Facilities	—	(114,701)	—	(114,701)
Payments on notes payable	(10,250)	(21,017)	—	(31,267)
Payments of debt issuance costs	(76)	(2,507)	—	(2,583)
Net cash (used in) provided by financing activities	(15,365)	60,905	—	45,540
Net (decrease) increase in cash and cash equivalents	(2,364)	3,166	—	802
Effect of changes in exchange rates on cash and cash equivalents	—	362	—	362
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$8,472	$12,589	$—	$21,061

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$50,565	$29,802	$—	$80,367
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(586)	$2,546	$—	$1,960
Purchase of assets in connection with the PMR Acquisition and the Aegean Blue Acquisition:
Fair value of assets acquired based on a preliminary report	$—	$103,780	$—	$103,780
Gain on bargain purchase recognized	—	(20,741)	—	(20,741)
Cash paid	—	(56,106)	—	(56,106)
Deferred tax liability	—	(13,010)	—	(13,010)
Liabilities assumed	$—	$13,923	$—	$13,923

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$10,504	$—	$—	$10,504
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$431	$—	$431
Other receivables, net reclassified to assets held for sale	$—	$54	$—	$54
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$13	$—	$13

CONSOLIDATING BALANCE SHEET
December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$10,836	$9,061	$—	$19,897
Cash in escrow and restricted cash	17,573	16,415	—	33,988
Mortgages and contracts receivable, net of allowance of $23,365, $71,113, $0 and $94,478, respectively	6,576	276,731	(5)	283,302
Due from related parties, net	93,090	38,550	(103,375)	28,265
Other receivables, net	23,159	12,304	(410)	35,053
Income tax receivable	604	25	—	629
Prepaid expenses and other assets, net	46,253	21,492	(14,268)	53,477
Unsold Vacation Interests, net	197,318	62,691	(3,204)	256,805
Property and equipment, net	21,446	26,731	—	48,177
Assets held for sale	—	5,517	—	5,517
Intangible assets, net	29,824	38,285	—	68,109
Total assets	$446,679	$507,802	$(121,262)	$833,219
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$7,765	$4,588	$—	$12,353
Due to related parties, net	21,545	153,069	(119,092)	55,522
Accrued liabilities	53,220	19,142	(2,036)	70,326
Income taxes payable	—	3,491	—	3,491
Deferred revenues	59,761	11,013	—	70,774
Senior Secured Notes, net of original issue discount of $9,454, $0, $0 and $9,454, respectively	415,546	—	—	415,546
Securitization notes and Funding Facilities, net of original issue discount of $0, $1,054, $0 and $1,054, respectively	—	250,895	—	250,895
Notes payable	1,841	69,673	—	71,514
Total liabilities	559,678	511,871	(121,128)	950,421

Member capital (deficit)	139,773	26,692	(14,218)	152,247
(Accumulated deficit) retained earnings	(226,982)	(37,503)	13,408	(251,077)
Accumulated other comprehensive (loss) income	(25,790)	6,742	676	(18,372)
Total member (deficit) capital	(112,999)	(4,069)	(134)	(117,202)
Total liabilities and member capital (deficit)	$446,679	$507,802	$(121,262)	$833,219

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$81,407	$23,499	$(5,600)	$99,306
Consolidated resort operations	25,054	4,839	—	29,893
Vacation Interest sales, net of provision of $15,941, $621, $0 and $16,562	166,996	27,762	1	194,759
Interest	4,220	46,083	(3,018)	47,285
Other	25,278	7,494	(12,994)	19,778
Total revenues	302,955	109,677	(21,611)	391,021
Costs and Expenses:
Management and member services	18,556	13,645	(5,076)	27,125
Consolidated resort operations	23,642	4,141	—	27,783
Vacation Interest cost of sales	(15,531)	5,836	—	(9,695)
Advertising, sales and marketing	110,523	18,718	(524)	128,717
Vacation Interest carrying cost, net	27,834	14,682	(1,185)	41,331
Loan portfolio	7,531	7,527	(6,406)	8,652
Other operating	4,470	1,128	(2,199)	3,399
General and administrative	54,773	25,639	—	80,412
Depreciation and amortization	8,249	5,717	—	13,966
Interest	48,075	36,953	(3,018)	82,010
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Total costs and expenses	288,659	119,984	(18,408)	390,235
Income (loss) before provision (benefit) for income taxes	14,296	(10,307)	(3,203)	786
Benefit for income taxes	(99)	(9,418)	—	(9,517)
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	15,941	621	—	16,562
Amortization of capitalized financing costs and original issue discounts	2,114	4,024	—	6,138
Amortization of capitalized loan origination costs and net portfolio discounts	2,449	1,113	—	3,562
Depreciation and amortization	8,249	5,717	—	13,966
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Deferred income taxes	—	(8,567)	—	(8,567)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Gain on foreign currency exchange	—	(72)	—	(72)
Gain on mortgage repurchase	(196)	—	—	(196)
Unrealized gain on derivative instruments	(79)	—	—	(79)
Gain on insurance settlement	(3,535)	—	—	(3,535)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	11,832	(11,834)	(8)	(10)
Due from related parties, net	(2,644)	(12,141)	8,518	(6,267)
Other receivables, net	(1,902)	7,287	137	5,522
Prepaid expenses and other assets, net	(2,251)	(4,020)	—	(6,271)
Unsold Vacation Interests, net	(38,228)	(4,305)	3,204	(39,329)
Accounts payable	2,283	1,904	—	4,187
Due to related parties, net	(1,691)	34,228	(8,572)	23,965
Accrued liabilities	(533)	3,197	(76)	2,588
Income taxes receivable and payable	(1,236)	154	—	(1,082)
Deferred revenues	4,404	(3,032)	—	1,372
Net cash provided by (used in) operating activities	9,909	(617)	—	9,292
Investing activities:
Property and equipment capital expenditures	(5,042)	(1,234)	—	(6,276)
Purchase of assets in connection with the Tempus Resorts Acquisition, net of $0, $2,515, $0 and $2,515 cash acquired, respectively	—	(102,400)	—	(102,400)
Disbursement of Tempus Note Receivable	—	(3,493)	—	(3,493)
Proceeds from sale of assets	5	2,364	—	2,369
Net cash used in investing activities	$(5,037)	$(104,763)	$—	$(109,800)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(2,436)	$1,412	$—	$(1,024)
Proceeds from issuance of securitization notes and Funding Facilities	—	206,817	—	206,817
Proceeds from issuance of notes payable	—	48,178	—	48,178
Payments on securitization notes and Funding Facilities	(2,061)	(136,849)	—	(138,910)
Payments on notes payable	(8,066)	(8,795)	—	(16,861)
Payments of debt issuance costs	(427)	(5,106)	—	(5,533)
Proceeds from issuance of common and preferred units	146,651	—	—	146,651
Repurchase of a portion of outstanding warrants	(16,598)	—	—	(16,598)
Repurchase of a portion of outstanding common units	(16,352)	—	—	(16,352)
Repurchase of redeemable preferred units	(108,701)	—	—	(108,701)
Payments of costs related to issuance of common and preferred units	(4,632)	—	—	(4,632)
Net cash (used in) provided by financing activities	(12,622)	105,657	—	93,035
Net (decrease) increase in cash and cash equivalents	(7,750)	277	—	(7,473)
Effect of changes in exchange rates on cash and cash equivalents	—	41	—	41
Cash and cash equivalents, beginning of period	18,586	8,743	—	27,329
Cash and cash equivalents, end of period	$10,836	$9,061	$—	$19,897

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$51,121	$23,017	$—	$74,138
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$1,138	$(977)	$—	$161
Purchase of assets in connection with the Tempus Resorts Acquisition net of $0, $2,515, $0 and $2,515 cash acquired, respectively:
Fair value of assets acquired	$—	$136,316	$—	$136,316
Gain on bargain purchase recognized	—	(14,329)	—	(14,329)
Cash paid	—	(104,917)	—	(104,917)
Deferred tax liability		(8,567)		(8,567)
Liabilities assumed	$—	$8,503	$—	$8,503
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$8,412	$—	$—	$8,412
Insurance premiums financed through issuance of notes payable	$8,500	$—	$—	$8,500
Assets held for sale reclassified to unsold Vacation Interests, net	$—	$2,750	$—	$2,750

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Assets held for sale reclassified to management contracts (intangible assets, net)	$—	$234	$—	$234
Assets to be disposed but not actively marketed (prepaid expenses and other assets, net) reclassified to unsold Vacation Interests, net	$—	$1,589	$—	$1,589

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$68,049	$19,309	$(1,152)	$86,206
Consolidated resort operations	23,180	3,367	—	26,547
Vacation Interest sales, net of Provision of $12,490, $165, $0 and $12,655	179,037	23,072	—	202,109
Interest	4,076	38,273	(3,022)	39,327
Other	19,281	2,765	(5,410)	16,636
Total revenues	293,623	86,786	(9,584)	370,825
Costs and Expenses:
Management and member services	16,758	6,838	(1,152)	22,444
Consolidated resort operations	21,964	2,008	—	23,972
Vacation Interest cost of sales	35,935	3,795	—	39,730
Advertising, sales and marketing	97,118	16,911	—	114,029
Vacation Interest carrying cost, net	22,179	7,642	—	29,821
Loan portfolio	7,002	7,008	(5,410)	8,600
Other operating	3,110	58	—	3,168
General and administrative	52,612	15,293	—	67,905
Depreciation and amortization	8,948	2,991	—	11,939
Interest	33,209	36,975	(3,022)	67,162
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Total costs and expenses	300,965	99,877	(9,584)	391,258
Loss before provision (benefit) for income taxes	(7,342)	(13,091)	—	(20,433)
Provision (benefit) for income taxes	476	(1,750)	—	(1,274)
Net loss	$(7,818)	$(11,341)	$—	$(19,159)

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$(7,818)	$(11,341)	$—	$(19,159)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	12,490	165	—	12,655
Amortization of capitalized financing costs and original issue discounts	1,091	1,430	—	2,521
Amortization of capitalized loan origination costs and portfolio discounts	3,007	—	—	3,007
Depreciation and amortization	8,948	2,991	—	11,939
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Deferred income taxes	—	(377)	—	(377)
Loss on foreign currency exchange	—	42	—	42
Gain on mortgage repurchase	(191)	—	—	(191)
Unrealized gain on derivative instruments	(314)	—	—	(314)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(96,618)	108,816	(8)	12,190
Due from related parties, net	(1,010)	(4,821)	55	(5,776)
Other receivables, net	(987)	4,072	(44)	3,041
Prepaid expenses and other assets, net	(1,477)	203	1,159	(115)
Unsold Vacation Interests, net	9,867	441	—	10,308
Accounts payable	(2,848)	(376)	—	(3,224)
Due to related parties, net	73,925	(67,609)	(1,061)	5,255
Accrued liabilities	22,988	(4,440)	(101)	18,447
Income taxes receivable and payable	244	4,388	—	4,632
Deferred revenues	9,441	(809)	—	8,632
Net cash provided by operating activities	32,868	33,133	—	66,001
Investing activities:
Property and equipment capital expenditures	(4,357)	(1,196)	—	(5,553)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(30,722)	—	(30,722)
Disbursement of Tempus Note Receivable	—	(3,005)	—	(3,005)
Proceeds from sale of assets	1	1,880	—	1,881
Net cash used in investing activities	$(4,356)	$(33,043)	$—	$(37,399)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(3,111)	$13,637	$—	$10,526
Proceeds from issuance of Senior Secured Notes, net of original issue discount of $10,570, $0, $0 and $10,570, respectively	414,430	—	—	414,430
Proceeds from issuance of securitization notes and Funding Facilities	—	54,100	—	54,100
Proceeds from issuance of notes payable	—	20,813	—	20,813
Payments on securitization notes and Funding Facilities	(7,530)	(82,696)	—	(90,226)
Payments on line of credit agreements	(397,609)	—	—	(397,609)
Payments on notes payable	(7,776)	(445)	—	(8,221)
Payments of debt issuance costs	(15,972)	(3,153)	—	(19,125)
Proceeds from equity investment	75,000	—	—	75,000
Repurchase of equity previously held by another minority institutional investor	(75,000)	—	—	(75,000)
Payments of costs related to issuance of common and preferred units	(2,888)	—	—	(2,888)
Payments for derivative instrument	(71)	—	—	(71)
Net cash (used in) provided by financing activities	(20,527)	2,256	—	(18,271)
Net increase in cash and cash equivalents	7,985	2,346	—	10,331
Effect of changes in exchange rates on cash and cash equivalents	—	(188)	—	(188)
Cash and cash equivalents, beginning of period	10,601	6,585	—	17,186
Cash and cash equivalents, end of period	$18,586	$8,743	$—	$27,329

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$26,089	$18,545	$—	$44,634
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$233	$(5,747)	$—	$(5,514)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively:
Fair value of assets acquired	$—	$34,876	$—	$34,876
Cash paid	—	(30,722)	—	(30,722)
Liabilities assumed	$—	$4,154	$—	$4,154
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$17,654	$—	$—	$17,654
Insurance premiums financed through issuance of notes payable	$7,897	$—	$—	$7,897

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$10,064	$—	$10,064
Property and equipment, net reclassified to assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	$—	$588	$—	$588
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$587	$—	$587
Proceeds from issuance of ILXA Inventory Loan in transit	$—	$1,028	$—	$1,028

The following consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Note; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Note, the financial position, results of operations, and statements of cash flows of Non-guarantor Subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this annual report.
CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (in thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $753, $0, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONSOLIDATING STATEMENT OF OPERATIONS
For the Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$94,106	$33,115	$(12,284)	$114,937
Consolidated resort operations	26,519	7,237	—	33,756
Vacation Interest sales, net of provision (adjustment) of $27,004, $(1,547), $0 and $25,457	247,969	45,129	—	293,098
Interest	1,834	53,808	(2,436)	53,206
Other	35,106	31,628	(38,063)	28,671
Total revenues	405,534	170,917	(52,783)	523,668
Costs and Expenses:
Management and member services	31,126	14,481	(10,277)	35,330
Consolidated resort operations	24,278	6,033	—	30,311
Vacation Interest cost of sales	26,362	5,788	—	32,150
Advertising, sales and marketing	152,276	28,042	(1,953)	178,365
Vacation Interest carrying cost, net	19,421	19,506	(2,564)	36,363
Loan portfolio	8,280	10,125	(8,919)	9,486
Other operating	10,212	5,863	(7,568)	8,507
General and administrative	61,229	37,788	(2)	99,015
Depreciation and amortization	7,662	11,195	—	18,857
Interest	44,990	53,603	(2,436)	96,157
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Total costs and expenses	386,053	172,001	(33,719)	524,335
Income (loss) before benefit for income taxes	19,481	(1,084)	(19,064)	(667)
Benefit for income taxes	(884)	(13,426)	—	(14,310)
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision (adjustment) for uncollectible Vacation Interest sales revenue	27,004	(1,547)	—	25,457
Amortization of capitalized financing costs and original issue discounts	2,410	3,883	—	6,293
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	3,117	(775)	—	2,342
Depreciation and amortization	7,662	11,195	—	18,857
Stock-based compensation	3,321	—	—	3,321
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Deferred income taxes	—	(13,010)	—	(13,010)
Gain on foreign currency exchange	—	113	—	113
Gain on mortgage repurchase	(27)	—	—	(27)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(56,967)	5,252	(1)	(51,716)
Due from related parties, net	(30,394)	13,614	18,658	1,878
Other receivables, net	(7,225)	(121)	(410)	(7,756)
Prepaid expenses and other assets, net	(4,512)	217	—	(4,295)
Unsold Vacation Interests, net	(23,105)	(19,977)	19,057	(24,025)
Accounts payable	1,755	(2,257)	—	(502)
Due to related parties, net	44,808	(2,576)	(19,211)	23,021
Accrued liabilities	18,648	12,567	971	32,186
Income taxes receivable and payable	(298)	(2,934)	—	(3,232)
Deferred revenues	19,891	2,367	—	22,258
Net cash provided by (used in) operating activities	26,670	(2,070)	—	24,600
Investing activities:
Property and equipment capital expenditures	(13,671)	(664)	—	(14,335)
Purchase of assets in connection with the PMR Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(51,635)	—	(51,635)
Purchase of assets in connection with the Aegean Blue Acquisition, net of cash acquired of $0, $2,072, $0 and $2,072, respectively	—	(4,471)	—	(4,471)
Proceeds from sale of assets	2	1,101	—	1,103
Net cash used in investing activities	$(13,669)	$(55,669)	$—	$(69,338)

CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(6,163)	$(218)	$—	$(6,381)
Proceeds from issuance of securitization notes and Funding Facilities	—	119,807	—	119,807
Proceeds from issuance of notes payable	1,124	79,541	—	80,665
Payments on securitization notes and Funding Facilities	—	(114,701)	—	(114,701)
Payments on notes payable	(10,250)	(21,017)	—	(31,267)
Payments of debt issuance costs	(76)	(2,507)	—	(2,583)
Net cash (used in) provided by financing activities	(15,365)	60,905	—	45,540
Net (decrease) increase in cash and cash equivalents	(2,364)	3,166	—	802
Effect of changes in exchange rates on cash and cash equivalents	—	362	—	362
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$8,472	$12,589	$—	$21,061

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$50,565	$29,802	$—	$80,367
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(586)	$2,546	$—	$1,960
Purchase of assets in connection with the PMR Acquisition and the Aegean Blue Acquisition:
Fair value of assets acquired based on a preliminary report	$—	$103,780	$—	$103,780
Gain on bargain purchase recognized	—	(20,741)	—	(20,741)
Cash paid	—	(56,106)	—	(56,106)
Deferred tax liability	—	(13,010)	—	(13,010)
Liabilities assumed	$—	$13,923	$—	$13,923

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$10,504	$—	$—	$10,504
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$431	$—	$431
Other receivables, net reclassified to assets held for sale	$—	$54	$—	$54
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$13	$—	$13

CONSOLIDATING BALANCE SHEET
December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$10,836	$9,061	$—	$19,897
Cash in escrow and restricted cash	17,573	16,415	—	33,988
Mortgages and contracts receivable, net of allowance of $23,365, $71,113, $0 and $94,478, respectively	6,576	276,731	(5)	283,302
Due from related parties, net	93,090	38,550	(103,375)	28,265
Other receivables, net	23,159	12,304	(410)	35,053
Income tax receivable	604	25	—	629
Prepaid expenses and other assets, net	46,253	21,492	(14,268)	53,477
Unsold Vacation Interests, net	197,318	62,691	(3,204)	256,805
Property and equipment, net	21,446	26,731	—	48,177
Assets held for sale	—	5,517	—	5,517
Intangible assets, net	29,824	38,285	—	68,109
Total assets	$446,679	$507,802	$(121,262)	$833,219
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$7,765	$4,588	$—	$12,353
Due to related parties, net	21,545	153,069	(119,092)	55,522
Accrued liabilities	53,220	19,142	(2,036)	70,326
Income taxes payable	—	3,491	—	3,491
Deferred revenues	59,761	11,013	—	70,774
Senior Secured Notes, net of original issue discount of $9,454, $0, $0 and $9,454, respectively	415,546	—	—	415,546
Securitization notes and Funding Facilities, net of original issue discount of $0, $1,054, $0 and $1,054, respectively	—	250,895	—	250,895
Notes payable	1,841	69,673	—	71,514
Total liabilities	559,678	511,871	(121,128)	950,421

Member capital (deficit)	139,773	26,692	(14,218)	152,247
(Accumulated deficit) retained earnings	(226,982)	(37,503)	13,408	(251,077)
Accumulated other comprehensive (loss) income	(25,790)	6,742	676	(18,372)
Total member (deficit) capital	(112,999)	(4,069)	(134)	(117,202)
Total liabilities and member capital (deficit)	$446,679	$507,802	$(121,262)	$833,219

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$81,407	$23,499	$(5,600)	$99,306
Consolidated resort operations	25,054	4,839	—	29,893
Vacation Interest sales, net of provision of $15,941, $621, $0 and $16,562	166,996	27,762	1	194,759
Interest	4,220	46,083	(3,018)	47,285
Other	25,278	7,494	(12,994)	19,778
Total revenues	302,955	109,677	(21,611)	391,021
Costs and Expenses:
Management and member services	18,556	13,645	(5,076)	27,125
Consolidated resort operations	23,642	4,141	—	27,783
Vacation Interest cost of sales	(15,531)	5,836	—	(9,695)
Advertising, sales and marketing	110,523	18,718	(524)	128,717
Vacation Interest carrying cost, net	27,834	14,682	(1,185)	41,331
Loan portfolio	7,531	7,527	(6,406)	8,652
Other operating	4,470	1,128	(2,199)	3,399
General and administrative	54,773	25,639	—	80,412
Depreciation and amortization	8,249	5,717	—	13,966
Interest	48,075	36,953	(3,018)	82,010
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Total costs and expenses	288,659	119,984	(18,408)	390,235
Income (loss) before provision (benefit) for income taxes	14,296	(10,307)	(3,203)	786
Benefit for income taxes	(99)	(9,418)	—	(9,517)
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	15,941	621	—	16,562
Amortization of capitalized financing costs and original issue discounts	2,114	4,024	—	6,138
Amortization of capitalized loan origination costs and net portfolio discounts	2,449	1,113	—	3,562
Depreciation and amortization	8,249	5,717	—	13,966
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Deferred income taxes	—	(8,567)	—	(8,567)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Gain on foreign currency exchange	—	(72)	—	(72)
Gain on mortgage repurchase	(196)	—	—	(196)
Unrealized gain on derivative instruments	(79)	—	—	(79)
Gain on insurance settlement	(3,535)	—	—	(3,535)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	11,832	(11,834)	(8)	(10)
Due from related parties, net	(2,644)	(12,141)	8,518	(6,267)
Other receivables, net	(1,902)	7,287	137	5,522
Prepaid expenses and other assets, net	(2,251)	(4,020)	—	(6,271)
Unsold Vacation Interests, net	(38,228)	(4,305)	3,204	(39,329)
Accounts payable	2,283	1,904	—	4,187
Due to related parties, net	(1,691)	34,228	(8,572)	23,965
Accrued liabilities	(533)	3,197	(76)	2,588
Income taxes receivable and payable	(1,236)	154	—	(1,082)
Deferred revenues	4,404	(3,032)	—	1,372
Net cash provided by (used in) operating activities	9,909	(617)	—	9,292
Investing activities:
Property and equipment capital expenditures	(5,042)	(1,234)	—	(6,276)
Purchase of assets in connection with the Tempus Resorts Acquisition, net of $0, $2,515, $0 and $2,515 cash acquired, respectively	—	(102,400)	—	(102,400)
Disbursement of Tempus Note Receivable	—	(3,493)	—	(3,493)
Proceeds from sale of assets	5	2,364	—	2,369
Net cash used in investing activities	$(5,037)	$(104,763)	$—	$(109,800)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(2,436)	$1,412	$—	$(1,024)
Proceeds from issuance of securitization notes and Funding Facilities	—	206,817	—	206,817
Proceeds from issuance of notes payable	—	48,178	—	48,178
Payments on securitization notes and Funding Facilities	(2,061)	(136,849)	—	(138,910)
Payments on notes payable	(8,066)	(8,795)	—	(16,861)
Payments of debt issuance costs	(427)	(5,106)	—	(5,533)
Proceeds from issuance of common and preferred units	146,651	—	—	146,651
Repurchase of a portion of outstanding warrants	(16,598)	—	—	(16,598)
Repurchase of a portion of outstanding common units	(16,352)	—	—	(16,352)
Repurchase of redeemable preferred units	(108,701)	—	—	(108,701)
Payments of costs related to issuance of common and preferred units	(4,632)	—	—	(4,632)
Net cash (used in) provided by financing activities	(12,622)	105,657	—	93,035
Net (decrease) increase in cash and cash equivalents	(7,750)	277	—	(7,473)
Effect of changes in exchange rates on cash and cash equivalents	—	41	—	41
Cash and cash equivalents, beginning of period	18,586	8,743	—	27,329
Cash and cash equivalents, end of period	$10,836	$9,061	$—	$19,897

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$51,121	$23,017	$—	$74,138
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$1,138	$(977)	$—	$161
Purchase of assets in connection with the Tempus Resorts Acquisition net of $0, $2,515, $0 and $2,515 cash acquired, respectively:
Fair value of assets acquired	$—	$136,316	$—	$136,316
Gain on bargain purchase recognized	—	(14,329)	—	(14,329)
Cash paid	—	(104,917)	—	(104,917)
Deferred tax liability		(8,567)		(8,567)
Liabilities assumed	$—	$8,503	$—	$8,503
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$8,412	$—	$—	$8,412
Insurance premiums financed through issuance of notes payable	$8,500	$—	$—	$8,500
Assets held for sale reclassified to unsold Vacation Interests, net	$—	$2,750	$—	$2,750

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Assets held for sale reclassified to management contracts (intangible assets, net)	$—	$234	$—	$234
Assets to be disposed but not actively marketed (prepaid expenses and other assets, net) reclassified to unsold Vacation Interests, net	$—	$1,589	$—	$1,589

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$68,049	$19,309	$(1,152)	$86,206
Consolidated resort operations	23,180	3,367	—	26,547
Vacation Interest sales, net of Provision of $12,490, $165, $0 and $12,655	179,037	23,072	—	202,109
Interest	4,076	38,273	(3,022)	39,327
Other	19,281	2,765	(5,410)	16,636
Total revenues	293,623	86,786	(9,584)	370,825
Costs and Expenses:
Management and member services	16,758	6,838	(1,152)	22,444
Consolidated resort operations	21,964	2,008	—	23,972
Vacation Interest cost of sales	35,935	3,795	—	39,730
Advertising, sales and marketing	97,118	16,911	—	114,029
Vacation Interest carrying cost, net	22,179	7,642	—	29,821
Loan portfolio	7,002	7,008	(5,410)	8,600
Other operating	3,110	58	—	3,168
General and administrative	52,612	15,293	—	67,905
Depreciation and amortization	8,948	2,991	—	11,939
Interest	33,209	36,975	(3,022)	67,162
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Total costs and expenses	300,965	99,877	(9,584)	391,258
Loss before provision (benefit) for income taxes	(7,342)	(13,091)	—	(20,433)
Provision (benefit) for income taxes	476	(1,750)	—	(1,274)
Net loss	$(7,818)	$(11,341)	$—	$(19,159)

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$(7,818)	$(11,341)	$—	$(19,159)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	12,490	165	—	12,655
Amortization of capitalized financing costs and original issue discounts	1,091	1,430	—	2,521
Amortization of capitalized loan origination costs and portfolio discounts	3,007	—	—	3,007
Depreciation and amortization	8,948	2,991	—	11,939
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Deferred income taxes	—	(377)	—	(377)
Loss on foreign currency exchange	—	42	—	42
Gain on mortgage repurchase	(191)	—	—	(191)
Unrealized gain on derivative instruments	(314)	—	—	(314)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(96,618)	108,816	(8)	12,190
Due from related parties, net	(1,010)	(4,821)	55	(5,776)
Other receivables, net	(987)	4,072	(44)	3,041
Prepaid expenses and other assets, net	(1,477)	203	1,159	(115)
Unsold Vacation Interests, net	9,867	441	—	10,308
Accounts payable	(2,848)	(376)	—	(3,224)
Due to related parties, net	73,925	(67,609)	(1,061)	5,255
Accrued liabilities	22,988	(4,440)	(101)	18,447
Income taxes receivable and payable	244	4,388	—	4,632
Deferred revenues	9,441	(809)	—	8,632
Net cash provided by operating activities	32,868	33,133	—	66,001
Investing activities:
Property and equipment capital expenditures	(4,357)	(1,196)	—	(5,553)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(30,722)	—	(30,722)
Disbursement of Tempus Note Receivable	—	(3,005)	—	(3,005)
Proceeds from sale of assets	1	1,880	—	1,881
Net cash used in investing activities	$(4,356)	$(33,043)	$—	$(37,399)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(3,111)	$13,637	$—	$10,526
Proceeds from issuance of Senior Secured Notes, net of original issue discount of $10,570, $0, $0 and $10,570, respectively	414,430	—	—	414,430
Proceeds from issuance of securitization notes and Funding Facilities	—	54,100	—	54,100
Proceeds from issuance of notes payable	—	20,813	—	20,813
Payments on securitization notes and Funding Facilities	(7,530)	(82,696)	—	(90,226)
Payments on line of credit agreements	(397,609)	—	—	(397,609)
Payments on notes payable	(7,776)	(445)	—	(8,221)
Payments of debt issuance costs	(15,972)	(3,153)	—	(19,125)
Proceeds from equity investment	75,000	—	—	75,000
Repurchase of equity previously held by another minority institutional investor	(75,000)	—	—	(75,000)
Payments of costs related to issuance of common and preferred units	(2,888)	—	—	(2,888)
Payments for derivative instrument	(71)	—	—	(71)
Net cash (used in) provided by financing activities	(20,527)	2,256	—	(18,271)
Net increase in cash and cash equivalents	7,985	2,346	—	10,331
Effect of changes in exchange rates on cash and cash equivalents	—	(188)	—	(188)
Cash and cash equivalents, beginning of period	10,601	6,585	—	17,186
Cash and cash equivalents, end of period	$18,586	$8,743	$—	$27,329

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$26,089	$18,545	$—	$44,634
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$233	$(5,747)	$—	$(5,514)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively:
Fair value of assets acquired	$—	$34,876	$—	$34,876
Cash paid	—	(30,722)	—	(30,722)
Liabilities assumed	$—	$4,154	$—	$4,154
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$17,654	$—	$—	$17,654
Insurance premiums financed through issuance of notes payable	$7,897	$—	$—	$7,897

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$10,064	$—	$10,064
Property and equipment, net reclassified to assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	$—	$588	$—	$588
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$587	$—	$587
Proceeds from issuance of ILXA Inventory Loan in transit	$—	$1,028	$—	$1,028

Impairments and other write-ofs (Notes)	12 Months Ended
Dec. 31, 2012
Impairments and other write-offs [Abstract]
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Note 25 —Impairments and Other Write-offs

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value amount of the asset may not be fully recoverable.

Impairment and other write-offs consist of the following for the year ended December 31 (in thousands):

	2012	2011	2010
European resorts held for sale (lower of cost or net realizable value)	$494	$670	$2,319
Intangible assets associated with an unprofitable European golf course	213	—	—
Abandoned information technology projects previously capitalized	183	362	—
Slow moving consumables inventory	119	192	—
Unrecoverable deposits on open market purchases of Vacation Interest Points	—	181	—
Write-down of an inventory recovery receivable related to a terminated HOA management contract	—	—	942
Other	—	167	69
Total impairments and other write-offs	$1,009	$1,572	$3,330

For the year ended December 31, 2012, $0.5 million of the impairment charge is attributable to the write down of a European resort held for sale to its net realizable value based on an accepted offer. The impairment relates to a downturn in the real estate market. In addition, $0.2 million relates to intangible assets associated with an unprofitable European golf course operation, $0.2 million relates to information technology projects that are no longer viable, and $0.1 million relates to various other assets.

For the year ended December 31, 2011, $0.7 million of the impairment charge related to the sale of one of the Company's European resorts. In addition, the Company recorded $0.4 million of the impairment charge related to information technology projects that are no longer viable, $0.2 million related to unrecoverable deposits on open market purchases of Vacation Interest Points, and $0.2 million in impairments of various other assets.
For the year ended December 31, 2010, $2.3 million of the impairment charges is attributable to the write down of two European resorts held for sale to their net realizable value based on accepted offers. The impairment relates to a downturn in the real estate market. Additionally, $0.9 million of the 2010 impairment charge is attributable to a receivable associated with an inventory recovery agreement that terminated in conjunction with the termination of the respective management contract and $0.1 million relates to impairment of various other assets.

Subsequent events Subsequent events (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Subsequent Events [Text Block]
Note 23 — Subsequent Events
On April 11, 2013, the Company entered into another amended and restated 2008 Conduit Facility agreement that extended the maturity date of the facility to April 10, 2015. See Note 15—Borrowings for further detail on this amendment to the 2008 Conduit Facility.

Note 26 — Subsequent Events
On January 23, 2013, the Company completed a securitization transaction and issued the DROT 2013 Notes, with a face value of $93.6 million. The DROT 2013 Notes mature on January 20, 2025 and carry a weighted average interest rate of 2.0%. The net proceeds were used to pay off the outstanding principal balance under the Company's 2008 Conduit Facility and to pay expenses incurred in connection with the issuance of the DROT 2013 Notes, including the funding of a reserve account required thereby.
On January 29, 2013, DRC and Diamond Resorts Holdings, LLC entered into a memorandum of understanding with Island One, Inc. (“Island One”), Crescent One, LLC (“Crescent”) and the holder of their respective equity interests. Island One and Crescent operate a vacation ownership, hospitality and resort management business that emerged from Chapter 11 bankruptcy in July 2011. Since their emergence, the Company has provided sales and marketing services and HOA management oversight services to Island One. Pursuant to the memorandum of understanding, the Company has agreed to enter into definitive documents to (i) operate the business of Island One and Crescent prior to the closing of the potential acquisition transaction, and (ii) upon a change of control of the Company or other specified transaction, and subject to other terms and conditions in the definitive documents, purchase all of the equity interests in Island One and Crescent, thereby acquiring management contracts, unsold VOIs, a portfolio of consumer loans and other assets owned by Island One and Crescent, which would add nine additional resorts to the Company's resort network.

Summary of Significant Accounting Policies (Policies)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Due From and Due To Related Parties, net [Policy Text Block]
Due from Related Parties, Net and Due to Related Parties, Net— Amounts due from related parties, net, and due to related parties, net consist primarily of transactions with HOAs at properties at which the Company acts as the management company or Collections that hold the real estate underlying the VOIs that the Company sells. See Note 6— Transactions with Related Parties for further detail. Due to the fact that the right of offset exists between the Company and the HOAs and the Collections, the Company evaluates amounts due to and from each HOA and Collection at each reporting period to present the balances as either a net due to or a net due from related parties in accordance with the requirements of ASC 210, “Balance Sheet— Offsetting.”

assets held for sale [Policy Text Block]
Assets Held for Sale— Assets held for sale are recorded at the lower of cost or their estimated fair value less costs to sell and are not subject to depreciation. Sale of the assets classified as such is probable, and transfer of the assets is expected to qualify for recognition as a completed sale, within one year of the balance sheet date.

unsold vacation interests [Policy Text Block]
Unsold Vacation Interests, Net— Unsold VOIs are valued at the lower of cost or fair market value. The cost of unsold VOIs includes acquisition costs, hard and soft construction costs (which are comprised of architectural and engineering costs incurred during construction), the cost incurred to recover inventory and other carrying costs (including interest, real estate taxes and other costs incurred during the construction period). Costs are expensed to Vacation Interest cost of sales under the relative sales value method. In accordance with ASC 978, under the relative sales value method, cost of sales is calculated as a percentage of Vacation Interest sales revenue using a cost-of-sales percentage ratio of total estimated development costs to total estimated Vacation Interest sales revenue, including estimated future revenue and incorporating factors such as changes in prices and the recovery of VOIs (generally as a result of maintenance fee and contracts receivable defaults). In accordance with ASC 978, the selling, marketing and administrative costs associated with any sale, whether the original sale or subsequent resale of recovered inventory, are expensed as incurred.
In accordance with ASC 978, on a quarterly basis, the Company recalculates the total estimated Vacation Interest sales revenue and total estimated costs. The effects of changes in these estimates are accounted for as a current period adjustment so that the balance sheet at the end of the period of change and the accounting in subsequent periods are as they would have been if the revised estimates had been the original estimates. These adjustments can be material.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation—Assets and liabilities in foreign locations are translated into U.S. dollars using rates of exchange in effect at the end of the reporting period. Income and expense accounts are translated into U.S. dollars using average rates of exchange. The net gain or loss is shown as a translation adjustment and is included in other comprehensive income (loss) in the consolidated statement of operations and comprehensive income (loss). Holding gains and losses from foreign currency transactions are also included in the consolidated statement of operations and comprehensive income (loss).

Comprehensive Income, Policy [Policy Text Block]
Other Comprehensive Income—Other comprehensive income includes all changes in member capital (net assets) from non-owner sources such as foreign currency translation adjustments. The Company accounts for other comprehensive income in accordance with ASC 220, “Comprehensive Income.”

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements

There have been no new accounting pronouncements issued that affect the Company since the Company's Annual Report on Form 10-K for the year ended December 31, 2012 was filed with the SEC.

Recently Issued Accounting Pronouncements

Under the Jumpstart our Business Startups Act of 2012 (“JOBS Act”), emerging growth companies can delay adopting new or revised accounting standards until such time as those standards apply to private companies. However, the Company is hereby making an irrevocable election not to take advantage of this extended transition period provided in Section 7(a)(2)(B) of the Securities Act as allowed by Section 107(b)(1) of the JOBS Act.
In February 2013, the FASB issued Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). This update requires presentation of reclassifications from accumulated other comprehensive income by component to net income either on the face of the income statement or in a single footnote, but does not require any new information to be disclosed. For SEC reporting companies, this update is effective for the interim and annual periods beginning after December 15, 2012. The Company has adopted ASU 2013-2 as of the Company's interim period ending March 31, 2013. The adoption of this update has not had any impact on the Company's financial statements as the Company has not had any reclassifications from accumulated other comprehensive income to net income.

Vacation interest carrying costs, net [Policy Text Block]
Vacation Interest Carrying Cost, Net— The Company is responsible for paying annual maintenance fees, assessments, and reserves on the Company's unsold Vacation Interests to the HOAs and the Collections. Vacation Interest carrying cost, net, includes amounts paid for delinquent maintenance fees related to VOIs acquired pursuant to the Company's inventory recovery agreements, except for amounts that are capitalized to unsold Vacation Interests, net.
To offset the Company's Vacation Interest carrying cost, the Company rents VOIs controlled by the Company to third parties on a short-term basis. The Company also generates revenue on sales of one-week rentals and mini-vacations, which allow prospective owners to sample a resort property. This revenue and the associated expenses are deferred until the vacation is used by the customer or the expiration date, whichever is earlier. Revenue from resort rentals, one-week rentals and mini-vacations is recognized as a reduction to Vacation Interest carrying cost in accordance with ASC 978, with the exception of the Company's European sampler product and a U.S. fixed-term product, both of which are three years in duration and are treated as Vacation Interest sales revenue. Vacation interest carrying cost, net, is allocated to the Vacation Interest Sales and Financing business segment.

Loan Portfolio Expense [Policy Text Block]
Loan Portfolio Expenses—Loan portfolio expenses include payroll and administrative costs of the finance operations and credit card processing fees. These costs are expensed as incurred with the exception of contract receivable origination costs, which are capitalized and amortized over the term of the related contracts receivable as an adjustment to interest revenue using the effective interest method in accordance with guidelines issued under ASC 310, “Receivables” ("ASC 310").

Other operating expenses [Policy Text Block]
Other Operating Expenses—Other operating expenses include credit card fees incurred by the Company when customers remit down payments associated with a VOI purchase in the form of credit cards and also include certain sales incentives given to customers as motivation to purchase a VOI and are expensed as the related Vacation Interest sales revenue is recognized. These expenses are allocated to the Company's Vacation Interest Sales and Financing business segment.

Selling, General and Administrative Expenses, Policy [Policy Text Block]
General and Administrative Expenses—General and administrative expenses include payroll and benefits, legal, audit and other professional services, costs related to mergers and acquisitions, travel costs, system-related costs and corporate facility expense incurred. These expenses are not allocated to the Company's business segments, but rather are reported under Corporate and Other.

Revenue Recognition, Interest [Policy Text Block]
Interest Revenue—The Company's interest revenue consists primarily of interest earned on consumer loans. Interest earned on consumer loans is accrued based on the contractual provisions of the loan documents. Interest accruals on consumer loans are suspended at the earliest of (i) default in the consumer's first payment on the loan; (ii) the initiation of cancellation or foreclosure proceedings; or (iii) the customer's account becoming over 180 days delinquent. If payments are received while a consumer loan is considered delinquent, interest is recognized on a cash basis. Interest accrual resumes once a customer has made six timely payments on the loan. All interest revenue is allocated to the Vacation Interest Sales and Financing business segment, with the exception of interest revenue earned on bank account balances, which is reported in Corporate and Other.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation—The accompanying condensed consolidated financial statements include all subsidiaries of the Company. All significant intercompany transactions and balances have been eliminated from the accompanying condensed consolidated financial statements.

Consolidated Resort Operations Revenue Recognition— Consolidated resort operations revenue consists of the following:

•
For the Company's properties located in St. Maarten, the Company provides services traditionally administered by an HOA. Consolidated resort operations revenue includes the maintenance fees billed to owners and the Collections by the Company's St. Maarten HOAs, which are recognized ratably over the year. In addition, these HOAs also bill the owners for capital project assessments to repair and replace the amenities of these resorts, as well as assessments to reserve the out-of-pocket deductibles for hurricanes and other natural disasters. These assessments are deferred until the refurbishment activity occurs, at which time the amounts collected are recognized as consolidated resort operations revenue with offsetting expense recorded under consolidated resort operations expense. See “Consolidated Resort Operations Expenses” below for further detail. All operating revenues and expenses associated with these properties are consolidated within the Company's financial statements, except for intercompany transactions, such as maintenance fees for the Company's owned inventory and management fees for the owned inventory, which are eliminated. Revenue associated with these properties has historically constituted a majority of the Company's consolidated resort operations revenue;

•	The Company receives:
•food and beverage revenue at certain resorts whose restaurants the Company owns and manages;

•	greens fees and equipment rental fees at the golf courses owned and managed by the Company at certain resorts;
•revenue from providing cable, telephone and technology services to HOAs; and

•
other incidental revenues generated at the venues the Company owns and operates, including retail and gift shops, spa services, activity fees for arts and crafts, sport equipment rental and safe rental.

All of these revenues are allocated to the Hospitality and Management Services business segment.
Principles of Consolidation—The accompanying consolidated financial statements include all subsidiaries of the Company. All significant intercompany transactions and balances have been eliminated from the accompanying consolidated financial statements.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. On an ongoing basis, the Company evaluates its estimates and assumptions, including those related to revenue, bad debts and income taxes. These estimates are based on historical experience and on various other assumptions that management believes are reasonable under the circumstances. The results of the Company's analysis form the basis for making assumptions about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions, and the impact of such differences may be material to the Company's consolidated financial statements.

Use of Estimates—The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. On an ongoing basis, the Company evaluates its estimates and assumptions, including those related to revenue, bad debts and income taxes. These estimates are based on historical experience and on various other assumptions that management believe are reasonable under the circumstances. The results of the Company's analysis form the basis for making assumptions about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions, and the impact of such differences may be material to the Company's consolidated financial statements.
Significant estimates were used by the Company to estimate the fair value of the assets acquired and liabilities assumed in the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition during the periods presented. These estimates included projections of future cash flows derived from sales of VOIs, mortgages and contracts receivable, member relationship lists, management services revenue and rental income. Additionally, the Company made significant estimates of costs associated with such projected revenues including but not limited to loan defaults, recoveries and discount rates. The Company also made significant estimates which include: (i) allowance for loan and contract losses and provision for uncollectible Vacation Interest sales revenue; (ii) useful lives of property and equipment; (iii) estimated useful lives of intangible assets acquired; (iv) estimated costs to build or acquire any additional Vacation Interests, estimated total revenues expected to be earned on a project, related estimated provision for uncollectible Vacation Interest sales revenue and sales incentives, estimated projected future cost and volume of recoveries of VOIs, estimated sales price per point and estimated number of points sold used to allocate certain unsold Vacation Interests to Vacation Interest cost of sales under the relative sales value method; and (v) the valuation allowance recorded against deferred tax assets. It is at least reasonably possible that a material change in one or more of these estimates may occur in the near term and that such change may materially affect actual results.

Revenue Recognition, Services, Management Fees [Policy Text Block]
Management and Member Services Revenue Recognition—Management and member services revenue includes resort management fees charged to HOAs and Collections that hold the Company's and other members' VOIs, as well as revenues from the Company's operation of THE Club. These revenues are recorded and recognized as follows:

•	Management fee revenues are recognized in accordance with the terms of the Company's management contracts.
The Company collects management fees from the HOAs and Collections under the Company's management agreements, which are recognized ratably throughout the year as earned.

•
The Company charges an annual fee for membership in THE Club, an internal exchange, reservation and membership service organization. Such membership due revenues are recognized ratably over the year. In addition to annual dues associated with THE Club, the Company earns revenue associated with customer conversions into THE Club, which involve the payment of a one-time fee by interval owners who wish to retain their intervals but also participate in THE Club. The Company also earns reservation protection plan revenue, which is an optional fee paid by customers when making a reservation to protect their points should they need to cancel their reservation, and through the Company's provision of travel-related services and other affinity programs.

•	The Company receives commissions under the sales and marketing management fee-for-service arrangement it has with a third-party resort operator.
Other Revenue—Other revenue includes (i) collection fees paid by owners when they bring their accounts current after collection efforts have been made by us on behalf of HOAs and Collections; (ii) closing costs paid by purchasers on sales of VOIs; (iii) revenue associated with certain sales incentives given to customers as motivation to purchase a VOI, which is recorded upon recognition of the related VOI sales revenue; and (iv) late/impound fees assessed on consumer loans. Revenues associated with item (i) above are allocated to the Company's Hospitality and Management Services business segment, and revenues associated with items (ii), (iii) and (iv) above are allocated to the Company's Vacation Interest Sales and Financing business segment.

Management and member services expense [Policy Text Block]
Management and Member Services Expenses—Currently, substantially all direct expenses related to the provision of services to the HOAs (other than for the Company's St. Maarten resorts, for which the Company provides services traditionally administered by an HOA) and the Collections are recovered through the Company's management agreements and, consequently, are not recorded as expenses. The Company passes through to the HOAs and the Collections certain overhead charges incurred to operate the resorts. In accordance with guidance included in ASC 605-45, “Revenue Recognition - Principal Agent Considerations," reimbursements from the HOAs and the Collections relating to pass-through costs are recorded net of the related expenses. These expenses are allocated to the Hospitality and Management Services business segment.
Expenses associated with the Company's operation of THE Club include costs incurred for the third-party call center, annual membership fees paid to Interval International on behalf of each member of THE CLUB and administrative expenses. These expenses are allocated to the Hospitality and Management Services business segment.
Management and member services expenses also include costs incurred under the sales and marketing management fee-for-service arrangement with a third party. These expenses are allocated to the Hospitality and Management Services business segment.

Revenue Recognition, Sales of Services [Policy Text Block]
Vacation Interest Sales Revenue Recognition—With respect to the Company's recognition of revenue from Vacation Interest sales, the Company follows the guidelines included in ASC 978, “Real Estate-Time-Sharing Activities” ("ASC 978"). Under ASC 978, Vacation Interest sales revenue is divided into separate components that include the revenue earned on the sale of the VOI and the revenue earned on the sales incentive given to the customer as motivation to purchase the VOI. Each component is treated as a separate transaction but both are recorded in Vacation Interest sales line of the Company's statement of operations and comprehensive income (loss). In order to recognize revenue on the sale of VOIs, ASC 978 requires a demonstration of a buyer's commitment (generally a minimum cash payment of 10% of the purchase price plus the value of any sales incentives provided). A buyer's down payment and subsequent mortgage payments are adequate to demonstrate a commitment to pay for the VOI once 10% of the purchase price plus the value of the incentives provided to consummate a VOI transaction has been covered. The Company recognizes sales of VOIs on an accrual basis after (i) a binding sales contract has been executed; (ii) the buyer has adequately demonstrated a commitment to pay for the VOI; (iii) the rescission period required under applicable law has expired; (iv) collectibility of the receivable representing the remainder of the sales price is reasonably assured; and (v) the Company has completed substantially all of its obligations with respect to any development related to the real estate sold (i.e., construction has been substantially completed and certain minimum project sales levels have been met). If the buyer's commitment has not met ASC 978 guidelines, the Vacation Interest sales revenue and related Vacation Interest cost of sales and direct selling costs are deferred and recognized under the installment method until the buyer's commitment is satisfied, at which time the remaining amount of the sale is recognized. The net deferred revenue is included in mortgages and contracts receivable on the Company's balance sheet. Under ASC 978, the provision for uncollectible Vacation Interest sales revenue is recorded as a reduction of Vacation Interest sales revenue.
Vacation Interest Sales Revenue, Net—Vacation Interest sales revenue, net, is comprised of Vacation Interest sales, net of a provision for uncollectible Vacation Interest sales revenue. Vacation interest sales consist of revenue from the sale of points, which can be utilized for vacations at any of the resorts in the Company's network for varying lengths of stay, net of the expense associated with certain sales incentives. A variety of sales incentives are routinely provided as sales tools. Sales centers have predetermined budgets for sales incentives and manage the use of incentives accordingly. A provision for uncollectible Vacation Interest sales revenue is recorded upon completion of each financed sale. The provision is calculated based on historical default experience associated with the customer's FICO score. Additionally, the Company analyzes its allowance for loan and contract losses quarterly and make adjustments based on current trends in consumer loan delinquencies and defaults and other criteria, if necessary. Since late 2007, the Company has sold VOIs primarily in the form of points. All of the Company's Vacation Interest sales revenue, net, is allocated to the Vacation Interest Sales and Financing business segment.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
Consolidated Resort Operations Expenses—With respect to the St. Maarten resorts, the Company records expenses associated with housekeeping, front desk, maintenance, landscaping and other similar activities, which are recovered by the maintenance fees recorded in consolidated resort operations revenue. In addition, for the two properties located in St. Maarten, the Company also bills the owners for capital project assessments to repair and replace the amenities of these resorts, as well as assessments to reserve the out-of-pocket deductibles for hurricanes and other natural disasters. These assessments are deferred until the refurbishment activity occurs, at which time the amounts collected are recognized as consolidated resort operations revenue with offsetting expense recorded under consolidated resort operations expense. The Company's expense associated with the St. Maarten properties has historically constituted a majority of the Company's Consolidated Resort operations expense. Furthermore, consolidated resort operations expense includes the costs related to food and beverage operations at certain resorts whose restaurants the Company manages directly. Similarly, the expenses of operating the golf courses, spas and retail and gift shops are included in consolidated resort operations expense. These expenses are allocated to the Hospitality and Management Services business segment.

vacation interest cost of sales [Policy Text Block]
Vacation Interest Cost of Sales—At the time the Company records Vacation Interest sales revenue, it records the related Vacation Interest cost of sales. The Company records Vacation Interest cost of sales using the relative sales value method in accordance with ASC 978. This method, which was designed originally for developers of timeshare resorts, requires the Company to make a number of projections and estimates which are subject to significant uncertainty. In order to determine the amount that must be expensed for each dollar of Vacation Interest sales with respect to a particular project, the Company is required to prepare a forecast of sales and certain costs for the entire project's life cycle. These forecasts require the Company to estimate, among other things, the costs acquire (or if applicable, build) additional VOIs, the total revenues expected to be earned on the project (including estimations of sales price per point and the aggregate number of points to be sold), the proper provision for uncollectible Vacation Interest sales revenue and sales incentives, and the projected future cost and volume of recoveries of VOIs. Then, these costs as a percentage of Vacation Interest sales are determined and that percentage is applied retroactively to all prior sales and is applied to sales within the current period and future periods. These projections are reviewed on a regular basis, and the relevant estimates used in the projections are revised (if necessary) based upon historical results and management's new estimates. The Company requires a seasoning of pricing strategy changes before such changes fully affect the projection, which generally occurs over a six-month period. If any estimates are revised, the Company is required to adjust its Vacation Interest cost of sales using the revised estimates, and the entire adjustment required to correct Vacation Interest cost of sales over the life of the project to date is taken in the period in which the estimates are revised. Accordingly, small changes in any of the numerous estimates in the model can have a significant financial statement impact, both positively and negatively, because of the retroactive adjustment required by ASC 978. See “Unsold Vacation Interests, net” below for further detail.

Advertising Costs, Policy [Policy Text Block]
Advertising, Sales and Marketing Costs—Advertising, sales and marketing costs are expensed as incurred, except for costs directly related to VOI that are not eligible for revenue recognition under ASC 978, as described in “- Critical Accounting Policies and Use of Estimates - Vacation Interest Sales Revenue Recognition,” which are deferred along with related revenue until the buyer's commitment requirements are satisfied. Advertising, sales and marketing costs are allocated to the Vacation Interest Sales and Financing business segment. Advertising expense recognized was $5.5 million, $4.5 million and $1.9 million and for the years ended December 31, 2012, 2011 and 2010, respectively.

Depreciation, Depletion, and Amortization [Policy Text Block]
Depreciation and Amortization—The Company records depreciation expense in connection with depreciable property and equipment it purchased or acquired, including buildings and leasehold improvements, furniture and office equipment, land improvements and computer software and equipment. In addition, the Company records amortization expense intangible assets with a finite life acquired by the Company, including management contracts, member relationships, distributor relationships and others. Depreciation and amortization expense is not allocated to the Company's business segments, but rather is reported in Corporate and Other.

Interest Expense, Policy [Policy Text Block]
Interest Expense—Interest expense related to corporate-level indebtedness is reported in Corporate and Other. Interest expense related to the Company's securitizations and consumer loan financings is allocated to the Vacation Interest Sales and Financing business segment.

Income Tax, Policy [Policy Text Block]
Income Taxes—The Company is subject to income taxes in the U.S. (including federal and state) and numerous foreign jurisdictions in which the Company operates. The Company records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and attributable to operating loss and tax credit carry forwards. Accounting standards regarding income taxes require a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically based on a more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company's experience with operating loss and tax credit carry forwards not expiring unused, and tax planning alternatives.
The Company recorded a deferred tax asset as a result of net operating losses incurred (the use of which for tax purposes may be subject to limitations), and as part of its financial reporting process, the Company must assess the likelihood that its deferred tax assets can be recovered. During this process, certain relevant criteria are evaluated, including the existence of deferred tax liabilities against which deferred tax assets can be applied, and taxable income in future years. Unless recovery is more likely than not, a reserve in the form of a valuation allowance is established as an offset to the deferred tax asset. As a result of uncertainties regarding the Company's ability to generate sufficient taxable income to utilize its net operating loss carry-forwards, the Company maintains a valuation allowance against the balance of its deferred tax assets.
Accounting standards regarding uncertainty in income taxes provide a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Company considers many factors when evaluating and estimating the Company's tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes.

Cash and Cash Equivalents, Policy [Policy Text Block]			Cash and Cash Equivalents—Cash and cash equivalents consist of cash, money market funds, and all highly-liquid investments purchased with an original maturity date of three months or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Cash in Escrow and Restricted Cash—Cash in escrow consists of deposits received on sales of VOIs that are held in escrow until the legal rescission period has expired. Restricted cash consists primarily of reserve cash held for the benefit of the secured note holders and cash collections on certain mortgages receivable that secure collateralized notes. See Note 15—Borrowings. Additionally, in its capacity as resort manager, the Company collects cash on overnight rental operations on behalf of owners and HOAs, which are captioned “Rental trust” in Note 4— Cash in Escrow and Restricted Cash.

Mortgages and contracts receivable and allowance for contract losses [Policy Text Block]
Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses—The Company accounts for mortgages (for the past financing of intervals) and contracts receivable (for the financing of points) under ASC 310.
Mortgages and contracts receivable that the Company originates or acquires are recorded net of (i) deferred loan and contract costs, (ii) the discount or premium on the acquired mortgage pool and (iii) the related allowance for loan and contract losses. Loan and contract origination costs incurred in connection with providing financing for VOIs are capitalized and amortized over the term of the related mortgages or contracts receivable as an adjustment to interest revenue using the effective interest method. Because the Company sells VOIs only in the form of points, the Company currently originates contracts receivables, instead of mortgage receivables. The Company records a sales provision for estimated contracts receivable losses as a reduction to Vacation Interest sales revenue. This provision is calculated as projected gross losses for originated contracts receivable, taking into account estimated VOI recoveries. If actual mortgage and contracts receivable losses differ materially from these estimates, the Company's future results of operations may be adversely impacted.
The Company applies its historical default percentages based on credit scores of the individual customers to its mortgage and contracts receivable population and evaluates other factors such as economic conditions, industry trends, defaults and past due agings to analyze the adequacy of the allowance. Any adjustments to the allowance for mortgage and contracts receivable loss are recorded within Vacation Interest sales revenue.
The Company charges off mortgages and contracts receivable upon the earliest of (i) the initiation of cancellation or foreclosure proceedings; or (ii) the customer's account becoming over 180 days delinquent. Once a customer has made six timely payments following the event leading to the charge off, the charge off is reversed. A default in a customer's initial payment results in a rescission of the sale. All collection and foreclosure costs are expensed as incurred.
The mortgages acquired on August 31, 2010 in connection with the ILX Acquisition, on July 1, 2011 in connection with the Tempus Resorts Acquisition, on May 21, 2012 in connection with the PMR Acquisition and on October 5, 2012 in connection with the Aegean Blue Acquisition are each accounted for separately as an acquired pool of loans. Any discount or premium associated with each pool of loans is amortized using an amortization method that approximates the effective interest method.

Summary of Significant Accounting Policies Vacation interest sales, net of provision (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
vacation interest sales, net of provision [Table Text Block]
Vacation Interest sales, net of provision consists of the following for the three months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,
	2013	2012
Vacation Interest Sales	$98,340	$58,687
Provision for uncollectible Vacation Interest sales revenue	(6,672)	(4,115)
Vacation Interest sales, net of provision	$91,668	$54,572

Vacation Interest sales, net of provision consists of the following for the years ended December 31, 2012, 2011 and 2010, (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Vacation Interest Sales	$318,555	$211,321	$214,764
Provision for uncollectible Vacation Interest sales revenue	(25,457)	(16,562)	(12,655)
Vacation Interest sales, net of provision	$293,098	$194,759	$202,109

Concentrations of Risk Concentration of Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Note 3—Concentrations of Risk [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
The following table presents certain information regarding the 2010 Cap Agreement and the 2012 Cap Agreements:

	Cap Effective Date	Termination Date	Strike Rate	Interest Rate Type	Notional Amount

July 2010 cap agreement	July 30, 2010	July 20, 2013	5.5%	1-month LIBOR	$30.0	million
June 2012 cap agreement	June 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$5.0	million
July 2012 cap agreement	July 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
September 2012 cap agreement	September 4, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
October 2012 cap agreement	October 22, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
December 2012 cap agreement	December 28, 2012	July 20, 2013	5.5%	1-month LIBOR	$2.5	million

The following table presents certain information regarding the 2012 Cap Agreements:

	Cap Effective Date	Termination Date	Strike Rate	Interest Rate Type	Notional Amount

June 2012 cap agreement	June 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$5.0	million
July 2012 cap agreement	July 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
September 2012 cap agreement	September 4, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
October 2012 cap agreement	October 22, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
December 2012 cap agreement	December 28, 2012	July 20, 2013	5.5%	1-month LIBOR	$2.5	million

Cash in Escrow and Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cash in Escrow and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
Cash in escrow and restricted cash as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Collected on behalf of HOAs and other	$16,956	$15,416
Securitization and Funding Facilities collection and reserve cash	20,735	11,617
Escrow	8,572	6,040
Rental Trust	9,176	8,134
Bonds and deposits	942	1,104
Total cash in escrow and restricted cash	$56,381	$42,311

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aegean Blue Acquisition
On October 5, 2012, the Company completed the Aegean Blue Acquisition through AB Acquisition Company, Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc, and acquired all of the issued and outstanding shares of Aegean Blue Holdings Plc. Pursuant to the Aegean Blue Acquisition, AB Acquisition Company, Ltd acquired certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, portfolio of consumer loans and certain real property and other assets for approximately $6.5 million in cash, assumption of specified liability related to the acquired assets and a contingent liability associated with an earn-out clause. Tempus Acquisition LLC, the parent entity of Aegean Blue Acquisition, LLC, borrowed $6.6 million under the term loan portion of Tempus Acquisition Loan to fund the Aegean Blue Acquisition. See Note 15—Borrowings for further detail on this borrowing.
This acquisition is accounted for under the purchase method in accordance with ASC 805. As of December 31, 2012, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts have been assigned to the assets acquired and liabilities assumed. Changes to the provisional amounts may be material. The Company expects to make all changes to provisional amounts within one year of the acquisition date.
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Aegean Blue Holdings Plc at the acquisition date based on the preliminary appraisal (in thousands). The Company recorded $0.1 million in gain on bargain purchase from business combinations in accordance with ASC 805.

Based on Preliminary Appraisal
Consideration:
Cash	$6,543
Earn-out Liability	3,336
Fair value of total consideration transferred	$9,879

Recognized amounts of identifiable assets acquired and liabilities assumed as of October 5, 2012:
Cash and cash equivalents	$2,072
Cash in escrow and restricted cash	1,925
Mortgages and contracts receivable	4,070
Other receivables, net	55
Prepaid expenses and other assets	947
Unsold Vacation Interests	3,450
Property and equipment	388
Intangible assets	5,901
Total assets	18,808
Liabilities assumed	8,840
Total identifiable net assets	$9,968
Gain on bargain purchase from business combination	$89

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal
Management Contracts	15	$4,123
Customer Lists	3	1,778
Total acquired intangible assets		$5,901
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Pacific Monarch Resorts, Inc. at the acquisition date based on the appraisals as of May 21, 2012 and December 31, 2012 (in thousands).

	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Consideration:
Cash	$51,635	$—	$51,635
Fair value of total consideration transferred	$51,635	$—	$51,635

Recognized amounts of identifiable assets acquired and liabilities assumed as of May 21, 2012:
Prepaid expenses and other assets	$315	$25	$340
Due from related parties, net	2,067	—	2,067
Other receivables, net	2,916	(47)	2,869
Mortgages and contracts receivable	1,677	(13)	1,664
Unsold Vacation Interests	36,221	(5,783)	30,438
Property and equipment	1,408	(675)	733
Intangible assets	45,100	3,833	48,933
Total assets	89,704	(2,660)	87,044
Deferred tax liability	13,453	(443)	13,010
Liabilities assumed	1,736	11	1,747
Total identifiable net assets	$74,515	$(2,228)	$72,287
Gain on bargain purchase from business combination	$22,880	$(2,228)	$20,652

The Company accounted for this acquisition under the purchase method in accordance with ASC 805, “Business Combinations” (“ASC 805”). As of August 31, 2010, the acquisition was recorded based on a preliminary appraisal. During the twelve-month period ended August 31, 2011, adjustments were recorded to the respective accounts to reflect the values included in the final appraisal. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary and final appraisals (in thousands):

	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Consideration:
Cash	$30,722	$—	$30,722
Fair value of total consideration transferred	$30,722	$—	$30,722

Recognized amounts of identifiable assets and liabilities assumed as of August 31, 2010:
Cash in escrow and restricted cash	$54	$—	$54
Mortgages and contracts receivable	9,802	(1,660)	8,142
Prepaid expenses and other assets	365	(31)	334
Unsold vacation interests	10,100	—	10,100
Property and equipment	5,705	1,679	7,384
Intangible assets	8,850	(100)	8,750
Total assets	34,876	(112)	34,764
Liabilities assumed	4,154	(112)	4,042
Total identifiable net assets	$30,722	$—	$30,722

The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary appraisal and the final appraisal (in thousands).

	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal As of June 30, 2012
Consideration:
Cash	$104,915	$—	$104,915
Fair value of total consideration transferred	$104,915	$—	$104,915

Recognized amounts of identifiable assets and liabilities assumed as of July 1, 2011:
Cash and cash equivalents acquired	$2,517	$(2)	$2,515
Cash in escrow and restricted cash	2,912	(12)	2,900
Prepaid expenses and other assets	1,423	(101)	1,322
Due from related parties, net	4	—	4
Other receivables, net	2,444	(257)	2,187
Mortgages and contracts receivable, net (a)	70,496	(10,589)	59,907
Unsold Vacation Interests	22,745	380	23,125
Property and equipment	19,544	(3,980)	15,564
Intangible assets	24,889	3,919	28,808
Total assets	146,974	(10,642)	136,332
Deferred tax liability	—	8,567	8,567
Liabilities assumed	7,876	776	8,652
Total identifiable net assets	$139,098	$(19,985)	$119,113
Gain on bargain purchase from business combination	$34,183	$(19,985)	$14,198

Schedule of Restricted Cash and Cash Equivalents [Table Text Block]
Cash in escrow and restricted cash consisted of the following as of December 31 (in thousands):

	2012	2011
Securitization and Funding Facilities collection and reserve cash	$15,416	$15,002
Collected on behalf of HOAs and other	11,617	8,837
Escrow	8,134	3,855
Rental trust	6,040	4,779
Bonds and deposits	1,104	1,515
Total cash in escrow and restricted cash	$42,311	$33,988

Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financing Receivable, Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Mortgages and contracts receivable, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, acquired — the Merger	$27,393	$30,721
Mortgages and contracts receivable, contributed	1,034	1,337
Mortgages and contracts receivable, originated	305,817	290,264
Mortgages and contracts receivable, purchased	58,967	64,932
Mortgages and contracts receivable, gross	393,211	387,254
Allowance for loan and contract losses	(84,907)	(83,784)
Deferred profit on Vacation Interest transactions	(3,533)	(6,113)
Deferred loan and contract origination costs, net of accumulated amortization	5,084	4,810
Inventory value of defaulted mortgages that were previously contributed or acquired	10,907	10,512
Premium on mortgages and contracts receivable, net of accumulated amortization	516	564
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(311)
Mortgages and contracts receivable, net	$320,967	$312,932
Other receivables, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mini-vacation and sampler programs receivable, net of allowance of $419 and $427, respectively	$9,871	$9,512
THE Club dues receivable, net of allowance of $13,778 and $15,034, respectively	6,389	22,012
Owner maintenance fee receivable, net of allowance of $2,887 and $2,993, respectively	4,380	2,230
Mortgage interest receivable	4,177	4,398
Rental receivables and other resort management-related receivables, net of allowance of $812 and $1,210, respectively	4,067	2,935
Tax refund receivable	2,341	2,239
Insurance claims receivable	2,257	54
THE Club conversion receivable, net of allowance of $245 and $249, respectively	16	35
Other receivables	2,239	2,634
Total other receivables, net	$35,737	$46,049

The following reflects the contractual principal maturities of originated and acquired mortgages and contracts receivable as of December 31 (in thousands):

2013	$41,938
2014	43,947
2015	45,503
2016	44,971
2017	42,809
2018 and thereafter	168,086
$387,254
Mortgages and contracts receivable, net consisted of the following as of December 31 (in thousands):

	2012	2011
Mortgages and contracts receivable, acquired — the Merger	$30,721	$44,638
Mortgages and contracts receivable, contributed	1,337	3,226
Mortgages and contracts receivable, originated	290,264	224,561
Mortgages and contracts receivable, purchased	64,932	92,261
Mortgages and contracts receivable, gross	387,254	364,686
Allowance for loan and contract losses	(83,784)	(94,478)
Deferred profit on Vacation Interest transactions	(6,113)	(5,756)
Deferred loan and contract origination costs, net of accumulated amortization	4,810	2,826
Inventory value of defaulted mortgages that were previously contributed and acquired	10,512	10,151
Premium on mortgages and contracts receivable, net of accumulated amortization	564	6,362
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(489)
Mortgages and contracts receivable, net	$312,932	$283,302
Other receivables, net consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club dues receivable, net of allowance of $15,034 and $12,329, respectively	$22,012	$20,342
Mini-vacation and sampler programs receivable, net of allowance of $427 and $0, respectively	9,512	2,261
Mortgage interest receivable	4,398	4,730
Rental receivables and other resort management-related receivables, net of allowance of $1,210 and $1,027, respectively	2,935	3,651
Tax refund receivable	2,239	—
Owner maintenance fee receivable, net of allowance of $2,993 and $2,610, respectively	2,230	1,197
Insurance claims receivable	54	171
THE Club conversion receivable, net of allowance of $249 and $253, respectively	35	336
Other receivables	2,634	2,365
Total other receivables, net	46,049	35,053

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Activity in the allowance for loan and contract losses associated with mortgages and contracts receivable as of the dates presented below consisted of the following (in thousands):

	Three Months Ended March 31,
	2013	2012
Balance, beginning of period	$83,784	$94,478
Provision for uncollectible Vacation Interest sales revenue	6,476	4,115
Adjustment for purchased portfolios	—	(10,380)	(a)
Mortgages and contracts receivable charged off	(6,403)	(10,070)
Recoveries	1,073	3,980
Effect of translation rate	(23)	14
Balance, end of period	$84,907	$82,137

Activity in the allowance for loan and contract losses associated with mortgages and contracts receivable for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012		2011
Balance, beginning of period	$94,478		$55,151
Provision for purchased portfolios	3,174		49,149
Adjustment for purchased portfolios	(10,379)	(a)	—
Provision for uncollectible Vacation Interest sales revenue	26,539		17,103
Mortgages and contracts receivable charged off	(37,297)		(34,327)
Recoveries	7,250		7,401
Effect of translation rate	19		1
Balance, end of period	$83,784		$94,478

Financing Receivable Credit Quality Indicators [Table Text Block]
A summary of credit quality as of the dates presented below is as follows (in thousands):

FICO Scores	March 31, 2013	December 31, 2012
>799	$31,341	$31,199
700 – 799	186,675	181,456
600 – 699	130,332	127,423
<600	24,241	24,686
No FICO Scores	20,622	22,490
	$393,211	$387,254

A summary of credit quality as of December 31, 2012 and 2011 is as follows (in thousands):

FICO Scores	2012	2011
>799	$31,199	$24,215
700 – 799	181,456	158,356
600 – 699	127,423	124,206
<600	24,686	32,455
No FICO Scores	22,490	25,454
	$387,254	$364,686

Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Due from related parties, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Amounts due from HOAs	$16,354	$13,346
Amounts due from Collections	5,957	8,970
Amounts due from other	667	679
Total due from related parties, net	$22,978	$22,995
Due to related parties, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Amounts due to HOAs	$49,890	$33,441
Amounts due to Collections	46,706	30,563
Amounts due to other	203	200
Total due to related parties, net	$96,799	$64,204

Due from related parties, net consisted of the following as of December 31 (in thousands):

	2012	2011
Amounts due from HOAs	$13,346	$12,163
Amounts due from trusts	8,970	15,673
Amounts due from other	679	429
Total due from related parties, net	$22,995	$28,265
Due to related parties, net consisted of the following as of December 31 (in thousands):

	2012	2011
Amounts due to HOAs	$33,441	$34,796
Amounts due to trusts	30,563	20,434
Amounts due to other	200	292
Total due to related parties, net	$64,204	$55,522

Other Receivables, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Mortgages and contracts receivable, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, acquired — the Merger	$27,393	$30,721
Mortgages and contracts receivable, contributed	1,034	1,337
Mortgages and contracts receivable, originated	305,817	290,264
Mortgages and contracts receivable, purchased	58,967	64,932
Mortgages and contracts receivable, gross	393,211	387,254
Allowance for loan and contract losses	(84,907)	(83,784)
Deferred profit on Vacation Interest transactions	(3,533)	(6,113)
Deferred loan and contract origination costs, net of accumulated amortization	5,084	4,810
Inventory value of defaulted mortgages that were previously contributed or acquired	10,907	10,512
Premium on mortgages and contracts receivable, net of accumulated amortization	516	564
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(311)
Mortgages and contracts receivable, net	$320,967	$312,932
Other receivables, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mini-vacation and sampler programs receivable, net of allowance of $419 and $427, respectively	$9,871	$9,512
THE Club dues receivable, net of allowance of $13,778 and $15,034, respectively	6,389	22,012
Owner maintenance fee receivable, net of allowance of $2,887 and $2,993, respectively	4,380	2,230
Mortgage interest receivable	4,177	4,398
Rental receivables and other resort management-related receivables, net of allowance of $812 and $1,210, respectively	4,067	2,935
Tax refund receivable	2,341	2,239
Insurance claims receivable	2,257	54
THE Club conversion receivable, net of allowance of $245 and $249, respectively	16	35
Other receivables	2,239	2,634
Total other receivables, net	$35,737	$46,049

The following reflects the contractual principal maturities of originated and acquired mortgages and contracts receivable as of December 31 (in thousands):

2013	$41,938
2014	43,947
2015	45,503
2016	44,971
2017	42,809
2018 and thereafter	168,086
$387,254
Mortgages and contracts receivable, net consisted of the following as of December 31 (in thousands):

	2012	2011
Mortgages and contracts receivable, acquired — the Merger	$30,721	$44,638
Mortgages and contracts receivable, contributed	1,337	3,226
Mortgages and contracts receivable, originated	290,264	224,561
Mortgages and contracts receivable, purchased	64,932	92,261
Mortgages and contracts receivable, gross	387,254	364,686
Allowance for loan and contract losses	(83,784)	(94,478)
Deferred profit on Vacation Interest transactions	(6,113)	(5,756)
Deferred loan and contract origination costs, net of accumulated amortization	4,810	2,826
Inventory value of defaulted mortgages that were previously contributed and acquired	10,512	10,151
Premium on mortgages and contracts receivable, net of accumulated amortization	564	6,362
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(489)
Mortgages and contracts receivable, net	$312,932	$283,302
Other receivables, net consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club dues receivable, net of allowance of $15,034 and $12,329, respectively	$22,012	$20,342
Mini-vacation and sampler programs receivable, net of allowance of $427 and $0, respectively	9,512	2,261
Mortgage interest receivable	4,398	4,730
Rental receivables and other resort management-related receivables, net of allowance of $1,210 and $1,027, respectively	2,935	3,651
Tax refund receivable	2,239	—
Owner maintenance fee receivable, net of allowance of $2,993 and $2,610, respectively	2,230	1,197
Insurance claims receivable	54	171
THE Club conversion receivable, net of allowance of $249 and $253, respectively	35	336
Other receivables	2,634	2,365
Total other receivables, net	46,049	35,053

Prepaid Expenses and Other Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]
Prepaid expenses and other assets, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Unamortized maintenance fees	$49,394	$—
Debt issuance costs, net	22,596	22,143
Deferred commissions	8,595	8,118
Prepaid member benefits and affinity programs	7,289	3,881
Unamortized exchange fees	6,858	—
Vacation Interest purchases in transit	5,578	3,262
Prepaid insurance	4,312	2,382
Other inventory/consumables	3,789	3,299
Deposits and advances	3,254	3,228
Prepaid professional fees	1,823	1,231
Prepaid maintenance fees	1,444	4,208
Prepaid sales and marketing costs	1,054	614
Prepaid rent	635	296
Assets to be disposed (not actively marketed)	494	526
Other	5,651	4,836
Total prepaid expenses and other assets, net	$122,766	$58,024

Other Assets Disclosure [Text Block]
Prepaid expenses and other assets, net consisted of the following as of December 31 (in thousands):

	2012	2011
Debt issuance costs, net	$22,143	$24,607
Deferred commissions	8,118	3,756
Prepaid maintenance fees	4,208	1,865
Prepaid member benefits and affinity programs	3,881	3,328
Other inventory/consumables	3,299	2,580
Vacation Interest purchases in transit	3,262	2,238
Deposits and advances	3,228	8,892
Prepaid insurance	2,382	2,179
Prepaid Professional Fees	1,231	262
Prepaid sales and marketing costs	614	340
Assets to be disposed (not actively marketed)	526	505
Prepaid rent	296	269
Other	4,836	2,656
Total prepaid expenses and other assets, net	$58,024	$53,477

Unsold Vacation Interests, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Unsold Vacation Interests, Net [Abstract]
Inventory Disclosure [Text Block]

Note 9	— Unsold Vacation Interests, Net
Unsold Vacation Interests, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Completed unsold Vacation Interests, net	$252,455	$268,007
Undeveloped land	38,872	38,786
Vacation Interest construction in progress	9,161	9,074
Unsold Vacation Interests, net	$300,488	$315,867

Activity related to unsold Vacation Interests, net for the periods presented below consisted of the following (in thousands):

	Three Months ended March 31,
	2013	2012
Balance, beginning of period	$315,867	$256,805
Vacation Interest cost of sales	(17,846)	(8,231)
Inventory recovery activity - North America	(455)	4
Inventory recovery activity - Europe	849	2,453
Open market and bulk purchases	400	271
Accrued bulk purchases	1,467	—
Capitalized legal, title and trust fees	745	733
Construction in progress	452	231
Loan default recoveries	686	3,226
Effect of foreign currency translation	(1,952)	1,121
Other	275	(88)
Balance, end of period	$300,488	$256,525

See Note 2— Summary of Significant Accounting Policies set forth in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for discussions on unsold Vacation Interests.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $10.1 million, $23.1 million, $30.4 million and $3.5 million in unsold Vacation Interest.

Unsold Vacation Interests, Net
Unsold Vacation Interests, net consisted of the following as of December 31 (in thousands):

	2012	2011
Completed unsold Vacation Interests, net	$268,007	$221,062
Undeveloped land	38,786	31,553
Vacation Interest construction in progress	9,074	4,190
Unsold Vacation Interests, net	$315,867	$256,805

Activity related to unsold Vacation Interests, net for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Balance, beginning of period	$256,805	$190,565
Vacation Interest cost of sales	(32,150)	9,695
Purchases in connection with business combinations	33,888	23,125
Inventory recovery activity capitalized - North America	27,002	12,014
Inventory recovery activity - Europe	15,469	6,272
Open market and bulk purchases	4,988	1,794
Capitalized legal, title and trust fees	2,830	2,861
Construction in progress	2,067	1,749
Loan default recoveries	3,415	5,259
Transfers (to) from assets held for sale	(431)	2,750
Transfers from assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	—	1,589
Effect of foreign currency translation	1,280	(543)
Other	704	(325)
Balance, end of period	$315,867	$256,805

See Note 2— Summary of Significant Accounting Policies for discussions on unsold Vacation Interests.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $10.1 million, $23.1 million, $30.4 million and $3.5 million in Unsold Vacation Interests. See Note 21— Business Combinations for further details on these acquisitions.
Unsold Vacation Interests, net consisted of the following as of December 31 (in thousands):

	2012	2011
Completed unsold Vacation Interests, net	$268,007	$221,062
Undeveloped land	38,786	31,553
Vacation Interest construction in progress	9,074	4,190
Unsold Vacation Interests, net	$315,867	$256,805

Schedule of Inventory, Current [Table Text Block]
Unsold Vacation Interests, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Completed unsold Vacation Interests, net	$252,455	$268,007
Undeveloped land	38,872	38,786
Vacation Interest construction in progress	9,161	9,074
Unsold Vacation Interests, net	$300,488	$315,867

Activity related to unsold Vacation Interest [Table Text Block]
Activity related to unsold Vacation Interests, net for the periods presented below consisted of the following (in thousands):

	Three Months ended March 31,
	2013	2012
Balance, beginning of period	$315,867	$256,805
Vacation Interest cost of sales	(17,846)	(8,231)
Inventory recovery activity - North America	(455)	4
Inventory recovery activity - Europe	849	2,453
Open market and bulk purchases	400	271
Accrued bulk purchases	1,467	—
Capitalized legal, title and trust fees	745	733
Construction in progress	452	231
Loan default recoveries	686	3,226
Effect of foreign currency translation	(1,952)	1,121
Other	275	(88)
Balance, end of period	$300,488	$256,525

Activity related to unsold Vacation Interests, net for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Balance, beginning of period	$256,805	$190,565
Vacation Interest cost of sales	(32,150)	9,695
Purchases in connection with business combinations	33,888	23,125
Inventory recovery activity capitalized - North America	27,002	12,014
Inventory recovery activity - Europe	15,469	6,272
Open market and bulk purchases	4,988	1,794
Capitalized legal, title and trust fees	2,830	2,861
Construction in progress	2,067	1,749
Loan default recoveries	3,415	5,259
Transfers (to) from assets held for sale	(431)	2,750
Transfers from assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	—	1,589
Effect of foreign currency translation	1,280	(543)
Other	704	(325)
Balance, end of period	$315,867	$256,805

Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Land and improvements	$16,824	$16,828
Buildings and leasehold improvements	33,172	32,932
Furniture and office equipment	16,054	16,180
Computer software	18,645	17,370
Computer equipment	10,789	10,358
Construction in progress	403	25
Property and equipment, gross	95,887	93,693
Less accumulated depreciation	(40,832)	(38,573)
Property and equipment, net	$55,055	$55,120

Property and equipment, net consisted of the following as of December 31 (in thousands):

	2012	2011
Land and improvements	$16,828	$16,819
Buildings and leasehold improvements	32,932	29,032
Furniture and office equipment	16,180	12,832
Computer software	17,370	11,428
Computer equipment	10,358	7,954
Construction in progress	25	345
Property and equipment, gross	93,693	78,410
Less accumulated depreciation	(38,573)	(30,233)
Property and equipment, net	$55,120	$48,177

Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets, net as of March 31, 2013 consisted of the following (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,107	$(22,853)	$94,254
Member relationships	37,842	(27,729)	10,113
Distributor relationships and other	4,842	(897)	3,945
	$159,791	$(51,479)	$108,312

Intangible assets, net as of December 31, 2012 consisted of the following (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,672	$(20,931)	$96,741
Member relationships	38,017	(26,348)	11,669
Distributor relationships and other	4,866	(778)	4,088
	$160,555	$(48,057)	$112,498
Intangible assets, net consisted of the following as of December 31, 2012 (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,672	$(20,931)	$96,741
Member relationships	38,017	(26,348)	11,669
Distributor relationships and other	4,866	(778)	4,088
	$160,555	$(48,057)	$112,498
Intangible assets, net consisted of the following as of December 31, 2011 (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$75,043	$(14,072)	$60,971
Member relationships	29,325	(23,032)	6,293
Distributor relationships and other	1,230	(385)	845
	$105,598	$(37,489)	$68,109

Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities Disclosure [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued liabilities as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Accrued payroll and related	$21,547	$22,313
Accrued interest	11,684	23,627
Accrued commissions	11,570	12,021
Accrued marketing expenses	10,675	12,189
Accrued exchange company fees	9,021	1,209
Accrued professional fees	6,797	5,472
Accrued other taxes	6,763	7,165
Accrued operating lease liabilities	3,670	3,438
Deposits on pending sale of assets	3,615	2,693
Accrued insurance	3,321	4,983
Accrued liability related to business combinations	3,301	3,400
Accrued call center costs	1,715	2,060
Accrued contingent litigation liabilities	1,244	1,102
Other	5,097	4,779
Total accrued liabilities	$100,020	$106,451

Accrued liabilities consisted of the following as of December 31 (in thousands):

	2012	2011
Accrued interest	$23,627	$20,618
Accrued payroll and related	22,313	18,947
Accrued marketing expenses	12,189	4,706
Accrued commissions	12,021	5,951
Accrued other taxes	7,165	6,903
Accrued professional fees	5,472	2,046
Accrued insurance	4,983	1,478
Accrued liability related to business combinations	3,400	—
Accrued operating lease liabilities	3,438	2,092
Deposits on pending sale of assets	2,693	1,158
Accrued call center costs	2,060	1,173
Accrued exchange company fees	1,209	1,044
Accrued contingent litigation liabilities	1,102	1,184
Other	4,779	3,026
Total accrued liabilities	$106,451	$70,326

Deferred Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
Deferred revenues as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Deferred mini-vacation and sampler program revenue	$38,572	$33,633
THE Club deferred revenue	31,015	41,097
Deferred maintenance and reserve fee revenue	30,642	13,335
Accrued guest deposits	2,777	2,100
Deferred revenue from an exchange company	2,193	2,350
Deferred amenity fee revenue	1,818	—
Deferred management fees and allocation revenue	413	360
Other	1,013	958
Total deferred revenues	$108,443	$93,833

Deferred revenues consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club deferred revenue	$41,097	$38,124
Deferred mini-vacation and sampler program revenue	33,633	16,954
Deferred maintenance and reserve fee revenue	13,335	11,508
Deferred revenue from an exchange company	2,350	2,787
Accrued guest deposits	2,100	659
Deferred management fees and allocation revenue	360	—
Other	958	742
Total deferred revenues	$93,833	$70,774

Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
The anticipated maturities of the Company’s borrowings under the Senior Secured Notes, securitization notes, 2008 Conduit Facility and notes payable are as follows (in thousands) and not including the use of any proceeds from potential debt or equity transactions during 2013 to pay down borrowings:

Due in the year ending December 31:

2013	$165,141
2014	69,897
2015	116,656
2016	34,585
2017	2,111
2018 and thereafter	431,571
Total contractual obligations	819,961
Unamortized original issue discounts, net	(9,262)
Total borrowings as of December 31, 2012	$810,699

Schedule of Long-term Debt Instruments [Table Text Block]
The following table presents selected information on the Company’s borrowings as of the dates presented below (dollars in thousands):

	March 31, 2013						December 31, 2012
	Principal Balance	Weighted Average Interest Rate	Maturity	Gross Amount of Mortgages and Contracts as Collateral	Borrowing / Funding Availability		Principal Balance
Senior Secured Notes	$425,000	12.0%	8/15/2018	$—	$—		$425,000
Original issue discount related to Senior Secured Notes	(8,253)			—	—		(8,509)
Diamond Resorts Owners Trust Series 2013-1 (1)(2)	86,233	2.0%	1/20/2025	88,322	—		—
PMR Acquisition Loan (1)(3)(4)(5)	61,237	20.5%	5/21/2016	—	—		62,211
Quorum Facility (1)(2)	55,711	6.1%	12/31/2015	60,116	24,289	(6)	52,417
Tempus Acquisition Loan (1)(3)(4)(5)	49,209	19.8%	6/30/2015	—	—		50,846
Diamond Resorts Owners Trust Series 2009-1 (1)(2)	42,489	9.5%	3/20/2026	82,667	—		50,025
Original issue discount related to Diamond Resorts Owners Trust Series 2009-1 (2)	(383)			—			(441)
Diamond Resorts Owners Trust Series 2011-1 (1)(2)	33,296	4.0%	3/20/2023	33,750	—		36,849
Original issue discount related to Diamond Resorts Owners Trust Series 2011-1 (2)	(290)			—	—		(312)
Tempus Receivables Loan (1)(2)(4)	40,054	10.0%	7/1/2015	52,265	—		44,027
Payments in transit (1)(2)(4)	(1,506)			—	—		(1,150)
10% participation interest (Tempus Acquisition, LLC) (1)(2)(4)	(5,749)			—	—		(5,945)
2008 Conduit Facility (1)(2)	22,853	4.5%	4/12/2013	26,422	49,878	(6)	70,912
2008 Conduit Facility (1)(2)(4)	713	4.5%	4/12/2013	824	1,556	(6)	4,088
ILXA Inventory Loan (1)(3)(4)	13,929	7.5%	8/31/2015	—	—		15,939
Notes payable-insurance policies (3)	5,888	3.2%	Various	—	—		2,366
ILXA Receivables Loan (1)(2)(4)	5,507	10.0%	8/31/2015	3,420	—		5,832
Tempus Inventory Loan (1)(3)(4)	2,819	7.5%	6/30/2016	—	—		2,992
DPM Inventory Loan (1)(3)(4)	2,560	8.0%	Various	—	—		1,267
Note Payable-RFA fees (1)(3)(4)	1,190	10.0%	6/20/2014	—	—		1,395
Notes payable-other (3)	697	5.6%	Various	—	—		872
Notes payable-other (1)(3)(4)	16	—%	11/18/2015	—	—		18
Total	$833,220			$347,786	$75,723		$810,699

(1) Non-recourse indebtedness
(2) Securitization notes and Funding Facilities
(3) Other notes payable
(4) Borrowing through special-purpose subsidiaries only
(5) Borrowing from Guggenheim Corporate Funding, LLC, a related party
(6) Borrowing / funding availability is calculated as the difference between the maximum commitment amount and the outstanding principal balance; however, the actual availability is dependent on the amount of eligible loans that serve as the collateral for such borrowings.

he following table presents selected information on the Company’s borrowings for the periods presented below (dollars in thousands):

	December 31, 2012					December 31, 2011
	Principal Balance	Weighted Average Interest Rate	Maturity	Gross Amount of Mortgages and Contracts as Collateral	Borrowing / Funding Availability	Principal Balance
Senior Secured Notes	$425,000	12.0%	8/15/2018	$—	$—	$425,000
Original issue discount related to Senior Secured Notes	(8,509)			—	—	(9,454)
2008 Conduit Facility (1)(2)	70,912	4.5%	4/12/2013	89,900	—	21,111
2008 Conduit Facility (1)(2)(4)	4,088	4.5%	4/12/2013	5,183	—	959
PMR Acquisition Loan (1)(3)(4)(5)	62,211	20.5%	5/21/2016	—	—	—
Quorum Facility (1)(2)	52,417	6.3%	12/31/2015	56,420	27,584	31,733
Tempus Acquisition Loan (1)(3)(4)(5)	50,846	19.8%	6/30/2015	—	—	42,658
Diamond Resorts Owners Trust Series 2009-1 (1)(2)	50,025	9.5%	3/20/2026	90,002	—	84,464
Original issue discount related to Diamond Resorts Owners Trust Series 2009-1 (2)	(441)			—	—	(659)
Tempus Receivables Loan (1)(2)(4)	44,027	10.0%	7/1/2015	57,483	—	63,035
Payments in transit (1)(2)(4)	(1,150)			—	—	(1,886)
10% participation interest (Tempus Acquisition, LLC) (1)(2)(4)	(5,945)			—	—	(6,799)
Diamond Resorts Owners Trust Series 2011-1 (1)(2)	36,849	4.0%	3/20/2023	37,599	—	51,912
Original issue discount related to Diamond Resorts Owners Trust Series 2011-1 (2)	(312)			—	—	(395)
ILXA Inventory Loan (1)(3)(4)	15,939	7.5%	8/31/2015	—	—	21,087
ILXA Receivables Loan (1)(2)(4)	5,832	10.0%	8/31/2015	3,814	—	7,420
Tempus Inventory Loan (1)(3)(4)	2,992	7.5%	6/30/2016	—	—	3,599
Notes payable-insurance policies (3)	2,366	3.1%	Various	—	—	1,814
Note Payable-RFA fees (1)(3)(4)	1,395	10.0%	6/20/2014	—	—	2,170
DPM Inventory Loan (1)(3)(4)	1,267	8.0%	7/31/2029			—
Notes payable-other (3)	872	5.6%	Various	—	—	56
Notes payable-other (1)(3)(4)	18	—%	11/18/2015	—	—	130
Total	$810,699			$340,401	$27,584	$737,955

(1) Non-recourse indebtedness
(2) Securitization notes and Funding Facilities
(3) Other notes payable
(4) Borrowing through special-purpose subsidiaries
(5) Borrowing from Guggenheim Corporate Funding, LLC, a related party

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following table sets forth for each of the years ended December 31, 2012 and 2011, respectively, the amount of claims incurred during such period, changes in accruals during such period for claims incurred during prior periods, and the amount of payments made in such period (in thousands):

Balance as of December 31, 2010	$1,273
Claims incurred during the current year	10,069
Change in accruals for claims incurred during prior years	(1,065)
Payments made	(8,755)
Balance as of December 31, 2011	1,522
Claims incurred during the current year	13,186
Change in accruals for claims incurred during prior years	(1,291)
Payments made	(11,500)
Balance as of December 31, 2012	$1,917

Income Taxes Benefit for income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Contingency [Line Items]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the benefit for income taxes are summarized as follows for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Current:
Federal	$(1,090)	$(98)	$268
State	206	—	210
Foreign	(416)	(851)	(1,752)
Total current benefit for income taxes	(1,300)	(949)	(1,274)
Deferred:
Federal	7,546	(491)	5,016
State	(2,761)	1,155	674
Foreign	(5,049)	(4,506)	(9,644)
	(264)	(3,842)	(3,954)
(Decrease) increase in valuation allowance	(12,746)	(4,726)	3,954
Total deferred benefit for income taxes	(13,010)	(8,568)	—
Benefit for income taxes	$(14,310)	$(9,517)	$(1,274)

Income Taxes Effective income tax reconciliation (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory provision for income taxes and the actual benefit for income taxes is shown as follows for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Income tax expense (benefit) at U.S. federal statutory rate of 35%	$(233)	$275	$(1,333)
State tax (benefit) expense, net of federal effect	(9)	1,554	574
Income of pass-through entities not taxed at corporate entity level	3,298	5,075	(138)
Tax impact of non-U.S. disregarded entities	(282)	(1,125)	(1,055)
Rate differences between U.S. and foreign tax jurisdictions	1,388	(1,221)	(887)
Foreign currency and rate change adjustment	186	(179)	(8,792)
Permanent return to provision and deferred adjustments	1,594	(4,201)	(23)
Meals and entertainment	556	207	159
Alternative minimum tax (refund)	(1,090)	(161)	1,251
Tax effect of gain on bargain purchase from business combinations	(6,972)	(5,015)	—
Change in deferred tax asset	—	—	5,016
(Decrease) increase in valuation allowance	(12,746)	(4,726)	3,954
Benefit for income taxes	$(14,310)	$(9,517)	$(1,274)

Income Taxes Deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Tax Liability Not Recognized [Line Items]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company's deferred tax assets and liabilities are as follows as of December 31 (in thousands):

	2012	2011
Allowance for losses	$49,761	$40,122
Unsold Vacation Interests adjustments	11,390	13,705
Net Operating Loss carryover	126,283	123,085
Accrued expenses and prepaid assets	20,254	13,503
Other	30,207	22,225
Total gross deferred tax assets	237,895	212,640
Valuation allowance	(91,519)	(104,264)
Total net deferred tax assets	146,376	108,376
Installment sales	125,054	98,754
Intangible assets	15,966	5,180
Other	5,356	4,442
Total deferred tax liability	146,376	108,376
Net deferred tax liability	$—	$—

Valuation Allowance
Balance as of January 1, 2010	$105,036
Additions — Increases	13,487
Deductions — Recoveries	(9,533)
Balance as of December 31, 2010	108,990
Additions — Increases	16,042
Deductions — Recoveries	(20,768)
Balance as of December 31, 2011	104,264
Additions — Increases	28,354
Deductions — Recoveries	(41,099)
Balance as of December 31, 2012	$91,519

Income Taxes Tax jurisdiction (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Contingency [Line Items]
Summary of Income Tax Examinations [Table Text Block]	The Company operates in multiple tax jurisdictions, both within the U.S. and outside of the U.S. The Company is no longer subject to income tax examinations by tax authorities in its major tax jurisdictions as follows:Tax Jurisdiction Tax Years No Longer Subject to ExaminationUnited States 2008 and priorUnited Kingdom 2010 and priorSpain Generally 2007 and prior*

Income Taxes Income (loss) before income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Contingency [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes is comprised of the following for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Domestic	$9,993	$5,836	$(17,139)
Foreign	(10,660)	(5,050)	(3,294)
(Loss) income before income taxes	$(667)	$786	$(20,433)

Fair Value Measurements Estimated fair values (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying values and estimated fair values of the Company's financial instruments as of March 31, 2013 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$320,967	$320,967	$—	$320,967
Total assets	$320,967	$320,967	$—	$320,967
Liabilities:
Senior Secured Notes, net	$416,747	$467,500	$467,500	$—
Securitization notes and Funding Facilities, net	278,928	291,788	291,788	—
Notes payable	137,545	137,440	137,440	—
Total liabilities	$833,220	$896,728	$896,728	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities:
Senior Secured Notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and Funding Facilities, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—
The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities
Senior secured notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and conduit facility, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2011 were as follows (dollars in thousands):

	Carrying Amount	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$283,302	$283,302	$—	$283,302
Total assets	$283,302	$283,302	$—	$283,302
Liabilities
Senior secured notes, net	$415,546	$419,688	$419,688	$—
Securitization notes and conduit facility, net	250,895	265,038	265,038	—
Notes payable	71,514	71,514	71,514	—
Total liabilities	$737,955	$756,240	$756,240	$—

Fair Value Disclosures [Text Block]
Note 18 — Fair Value Measurements
ASC 820, Fair Value Measurements ("ASC 820"), defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

•	Level 3: Unobservable inputs used when little or no market data is available.
As of March 31, 2013 and December 31, 2012, the Company's derivative instruments were the 2010 Cap Agreement and the 2012 Cap Agreements, which had fair values of $0 based on valuation reports provided by counterparties. The 2010 Cap Agreement and the 2012 Cap Agreements were classified as Level 3, based on the fact that the credit risk data used for the valuation is not directly observable and cannot be corroborated by observable market data. The Company’s assessment of the significant inputs to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. See Note 3— Concentrations of Risk for further detail on these cap agreements.
As of March 31, 2013, mortgages and contracts receivable had a balance of $321.0 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance which adjusts the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at March 31, 2013. These financial assets were classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 as of March 31, 2013 based on a quoted price of 110.0 on a restricted bond market as they were not actively traded on the open market.
As of March 31, 2013, the Company’s 2008 Conduit Facility, DROT 2009 Notes, DROT 2011 Notes and DROT 2013 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes, DROT 2011 Notes and DROT 2013 Notes, which the Company believes approximated similar instruments in active markets, was determined with the assistance of an investment banking firm.
As of March 31, 2013, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of March 31, 2013, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value, as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of March 31, 2013, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
As of December 31, 2012, mortgages and contracts receivable had a balance of $312.9 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance, which adjust the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at December 31, 2012. These financial assets are classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 as of December 31, 2012 based on a quoted price of 109.0 on a restricted bond market, as they were not actively traded on the open market.
As of December 31, 2012, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and was, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes, which the Company believes approximated similar instruments in active markets, was determined with the assistance of an investment banking firm.
As of December 31, 2012, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of December 31, 2012, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10.0%.
As of December 31, 2012, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
In accordance with ASC 820, the Company also applied the provisions of fair value measurement to various non-recurring measurements for the Company’s financial and non-financial assets and liabilities and recorded the impairment charges. The Company’s non-financial assets consist of property and equipment, which are recorded at cost, net of depreciation unless impaired, and assets held for sale, which are recorded at the lower of cost or their estimated fair value less costs to sell.
The carrying values and estimated fair values of the Company's financial instruments as of March 31, 2013 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$320,967	$320,967	$—	$320,967
Total assets	$320,967	$320,967	$—	$320,967
Liabilities:
Senior Secured Notes, net	$416,747	$467,500	$467,500	$—
Securitization notes and Funding Facilities, net	278,928	291,788	291,788	—
Notes payable	137,545	137,440	137,440	—
Total liabilities	$833,220	$896,728	$896,728	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets:
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities:
Senior Secured Notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and Funding Facilities, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—

Fair Value Measurements
ASC 820, Fair Value Measurements ("ASC 820"), defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

•	Level 3: Unobservable inputs used when little or no market data is available.
As of December 31, 2012 and December 31, 2011, the Company's derivative instruments were the 2010 Cap Agreement and the 2012 Cap Agreements, which had fair values of $0 based on valuation reports provided by counterparties. The 2010 Cap Agreement and the 2012 Cap Agreements were classified as Level 3, based on the fact that the credit risk data used for the valuation is not directly observable and cannot be corroborated by observable market data. The Company’s assessment of the significant inputs to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. See Note 3— Concentrations of Risk for further detail on these cap agreements.
As of December 31, 2012, mortgages and contracts receivable had a balance of $312.9 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports in order to determine the adjustments needed to true up the allowance which adjust the carrying value of mortgages and contracts receivable to management's best estimate of collectibility. As a result, the Company believes that the carrying value of the mortgages and contracts receivable approximated its fair value at December 31, 2012. These financial assets were classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 based on a quoted price of 109.0 on a restricted bond market as they were not actively traded on the open market.
As of December 31, 2012, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes was determined with the assistance of an investment banking firm, which the Company believes approximated similar instruments in active markets.
As of December 31, 2012, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan, the Tempus Inventory Loan, the PMR Acquisition Loan and the DPM Inventory Loan were classified as Level 2 based on an internal analysis performed by the Company utilizing the discounted cash flow model and the quoted prices for identical or similar instruments in markets that are not active.
As of December 31, 2012, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of December 31, 2012, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
As of December 31, 2011, mortgages and contracts receivable had a balance of $283.3 million, net of allowance. The allowance for loan and contract losses against the mortgages and contracts receivable is derived using a static pool analysis to develop historical default percentages based on FICO scores to apply to the mortgage and contract population. The Company evaluates other factors such as economic conditions, industry trends and past due aging reports. The Company believes that this balance approximated the fair value of the mortgages and contracts based on the recent extension of the Company’s 2008 Conduit Facility on October 14, 2011. These financial assets are classified as Level 3 as there is little market data available.
The borrowings under the Senior Secured Notes were classified as Level 2 based on a quoted price of 98.75 on a restricted bond market as they were not actively traded on the open market.
As of December 31, 2011, the Company’s 2008 Conduit Facility, DROT 2009 Notes and DROT 2011 Notes were classified as Level 2. The Company believes the fair value of the 2008 Conduit Facility approximated its carrying value due to the fact that it was recently amended and, therefore, measured using other significant observable inputs including the current refinancing activities. The fair value of the DROT 2009 Notes and DROT 2011 Notes was determined with the assistance of an investment banking firm, which the Company believes approximated similar instruments in active markets.
As of December 31, 2011, the Quorum Facility, the ILXA Receivables Loan, the ILXA Inventory Loan, the Tempus Acquisition Loan, the Tempus Receivables Loan and the Tempus Inventory Loan were classified as Level 2 and the Company believes their fair values approximated their carrying values due to the fact that these transactions were recently completed. The Quorum Facility was issued in April 2010, the ILXA Receivables Loan and ILXA Inventory Loan were issued in August 2010, and the Tempus Acquisition Loan, the Tempus Receivables Loan and the Tempus Inventory Loan were issued in July 2011.
As of December 31, 2011, the Company believes the fair value of the borrowings under Notes Payable—RFA fees approximated its carrying value as the carrying value represents the net present value of all future payments using an imputed interest rate of 10%.
As of December 31, 2011, the fair value of all other debt instruments was not calculated, based on the fact that they were either due within one year or were immaterial.
In accordance with ASC 820, the Company also applied the provisions of fair value measurement to various non-recurring measurements for the Company’s financial and non-financial assets and liabilities and recorded the impairment charges. The Company’s non-financial assets consist of property and equipment, which are recorded at cost, net of depreciation unless impaired, and assets held for sale, which are recorded at the lower of cost or their estimated fair value less costs to sell.
The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2012 were as follows (dollars in thousands):

	Carrying Value	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$312,932	$312,932	$—	$312,932
Total assets	$312,932	$312,932	$—	$312,932
Liabilities
Senior secured notes, net	$416,491	$463,250	$463,250	$—
Securitization notes and conduit facility, net	256,302	270,392	270,392	—
Notes payable	137,906	137,769	137,769	—
Total liabilities	$810,699	$871,411	$871,411	$—

The carrying values and estimated fair values of the Company's financial instruments as of December 31, 2011 were as follows (dollars in thousands):

	Carrying Amount	Total Estimated Fair Value	Estimated Fair Value (Level 2)	Estimated Fair Value (Level 3)
Assets
Mortgages and contracts receivable, net	$283,302	$283,302	$—	$283,302
Total assets	$283,302	$283,302	$—	$283,302
Liabilities
Senior secured notes, net	$415,546	$419,688	$419,688	$—
Securitization notes and conduit facility, net	250,895	265,038	265,038	—
Notes payable	71,514	71,514	71,514	—
Total liabilities	$737,955	$756,240	$756,240	$—

Common and Preferred Units Minimum lease payments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2012, future minimum lease payments on operating leases were as follows (in thousands):

Year ending December 31:
2013	$8,879
2014	7,099
2015	6,663
2016	6,137
2017	6,047
2018 and thereafter	4,123
$38,948

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
Unaudited consolidated pro forma financial information
The following table presents unaudited consolidated pro forma financial information as if the closing of the Tempus Resorts Acquisition and PMR Acquisition had occurred on January 1, 2011 for purposes of the financial information presented for the years ended December 31, 2012 and 2011 (in thousands). The impact of Aegean Blue Acquisition is excluded from the following table as the pro forma financial information reflecting the Aegean Blue Acquisition is not required pursuant to Rule 11-01 of Regulation S-X under the Securities Act of 1933, as amended, because the acquisition was below the significance thresholds set forth in such rule, and management does not believe that such financial information would be material to investors. Further, given that the Aegean Blue Acquisition is so far below the significance thresholds of such rule, and that the Company views the acquired operations of Aegean Blue Holdings Plc, from a financial perspective as otherwise immaterial, the Company believes that the inclusion of pro forma financial information reflecting the Aegean Blue Acquisition would not provide any material benefit to readers of this report.

	2012	2011
Revenue	$546,019	$458,086
Net loss	$(22,779)	$(30,398)

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aegean Blue Acquisition
On October 5, 2012, the Company completed the Aegean Blue Acquisition through AB Acquisition Company, Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc, and acquired all of the issued and outstanding shares of Aegean Blue Holdings Plc. Pursuant to the Aegean Blue Acquisition, AB Acquisition Company, Ltd acquired certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, portfolio of consumer loans and certain real property and other assets for approximately $6.5 million in cash, assumption of specified liability related to the acquired assets and a contingent liability associated with an earn-out clause. Tempus Acquisition LLC, the parent entity of Aegean Blue Acquisition, LLC, borrowed $6.6 million under the term loan portion of Tempus Acquisition Loan to fund the Aegean Blue Acquisition. See Note 15—Borrowings for further detail on this borrowing.
This acquisition is accounted for under the purchase method in accordance with ASC 805. As of December 31, 2012, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts have been assigned to the assets acquired and liabilities assumed. Changes to the provisional amounts may be material. The Company expects to make all changes to provisional amounts within one year of the acquisition date.
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Aegean Blue Holdings Plc at the acquisition date based on the preliminary appraisal (in thousands). The Company recorded $0.1 million in gain on bargain purchase from business combinations in accordance with ASC 805.

Based on Preliminary Appraisal
Consideration:
Cash	$6,543
Earn-out Liability	3,336
Fair value of total consideration transferred	$9,879

Recognized amounts of identifiable assets acquired and liabilities assumed as of October 5, 2012:
Cash and cash equivalents	$2,072
Cash in escrow and restricted cash	1,925
Mortgages and contracts receivable	4,070
Other receivables, net	55
Prepaid expenses and other assets	947
Unsold Vacation Interests	3,450
Property and equipment	388
Intangible assets	5,901
Total assets	18,808
Liabilities assumed	8,840
Total identifiable net assets	$9,968
Gain on bargain purchase from business combination	$89

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal
Management Contracts	15	$4,123
Customer Lists	3	1,778
Total acquired intangible assets		$5,901
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Pacific Monarch Resorts, Inc. at the acquisition date based on the appraisals as of May 21, 2012 and December 31, 2012 (in thousands).

	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Consideration:
Cash	$51,635	$—	$51,635
Fair value of total consideration transferred	$51,635	$—	$51,635

Recognized amounts of identifiable assets acquired and liabilities assumed as of May 21, 2012:
Prepaid expenses and other assets	$315	$25	$340
Due from related parties, net	2,067	—	2,067
Other receivables, net	2,916	(47)	2,869
Mortgages and contracts receivable	1,677	(13)	1,664
Unsold Vacation Interests	36,221	(5,783)	30,438
Property and equipment	1,408	(675)	733
Intangible assets	45,100	3,833	48,933
Total assets	89,704	(2,660)	87,044
Deferred tax liability	13,453	(443)	13,010
Liabilities assumed	1,736	11	1,747
Total identifiable net assets	$74,515	$(2,228)	$72,287
Gain on bargain purchase from business combination	$22,880	$(2,228)	$20,652

The Company accounted for this acquisition under the purchase method in accordance with ASC 805, “Business Combinations” (“ASC 805”). As of August 31, 2010, the acquisition was recorded based on a preliminary appraisal. During the twelve-month period ended August 31, 2011, adjustments were recorded to the respective accounts to reflect the values included in the final appraisal. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary and final appraisals (in thousands):

	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Consideration:
Cash	$30,722	$—	$30,722
Fair value of total consideration transferred	$30,722	$—	$30,722

Recognized amounts of identifiable assets and liabilities assumed as of August 31, 2010:
Cash in escrow and restricted cash	$54	$—	$54
Mortgages and contracts receivable	9,802	(1,660)	8,142
Prepaid expenses and other assets	365	(31)	334
Unsold vacation interests	10,100	—	10,100
Property and equipment	5,705	1,679	7,384
Intangible assets	8,850	(100)	8,750
Total assets	34,876	(112)	34,764
Liabilities assumed	4,154	(112)	4,042
Total identifiable net assets	$30,722	$—	$30,722

The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary appraisal and the final appraisal (in thousands).

	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal As of June 30, 2012
Consideration:
Cash	$104,915	$—	$104,915
Fair value of total consideration transferred	$104,915	$—	$104,915

Recognized amounts of identifiable assets and liabilities assumed as of July 1, 2011:
Cash and cash equivalents acquired	$2,517	$(2)	$2,515
Cash in escrow and restricted cash	2,912	(12)	2,900
Prepaid expenses and other assets	1,423	(101)	1,322
Due from related parties, net	4	—	4
Other receivables, net	2,444	(257)	2,187
Mortgages and contracts receivable, net (a)	70,496	(10,589)	59,907
Unsold Vacation Interests	22,745	380	23,125
Property and equipment	19,544	(3,980)	15,564
Intangible assets	24,889	3,919	28,808
Total assets	146,974	(10,642)	136,332
Deferred tax liability	—	8,567	8,567
Liabilities assumed	7,876	776	8,652
Total identifiable net assets	$139,098	$(19,985)	$119,113
Gain on bargain purchase from business combination	$34,183	$(19,985)	$14,198

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired PMR intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Management Contracts	15	$38,300	$—	$38,300
Customer Lists	3	6,800	—	6,800
Other	10	—	3,833	3,833
Total acquired intangible assets		$45,100	$3,833	$48,933

Acquired Tempus intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal as of June 30, 2012
Management Contract	15	$14,110	$2,120	$16,230
Amenity Fee Agreements	17.5	8,709	999	9,708
Member relationships	3	2,070	800	2,870
Total acquired intangible assets		$24,889	$3,919	$28,808

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Pacific Monarch Resorts, Inc. at the acquisition date based on the appraisals as of May 21, 2012 and December 31, 2012 (in thousands).

	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Consideration:
Cash	$51,635	$—	$51,635
Fair value of total consideration transferred	$51,635	$—	$51,635

Recognized amounts of identifiable assets acquired and liabilities assumed as of May 21, 2012:
Prepaid expenses and other assets	$315	$25	$340
Due from related parties, net	2,067	—	2,067
Other receivables, net	2,916	(47)	2,869
Mortgages and contracts receivable	1,677	(13)	1,664
Unsold Vacation Interests	36,221	(5,783)	30,438
Property and equipment	1,408	(675)	733
Intangible assets	45,100	3,833	48,933
Total assets	89,704	(2,660)	87,044
Deferred tax liability	13,453	(443)	13,010
Liabilities assumed	1,736	11	1,747
Total identifiable net assets	$74,515	$(2,228)	$72,287
Gain on bargain purchase from business combination	$22,880	$(2,228)	$20,652

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Acquired intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Member relationships	10	$1,100	$(100)	$1,000
Management contracts	5	7,120	—	7,120
Trade name	5	600	—	600
Domain name	5	30	—	30
Total acquired intangible assets		$8,850	$(100)	$8,750

Acquired PMR intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Management Contracts	15	$38,300	$—	$38,300
Customer Lists	3	6,800	—	6,800
Other	10	—	3,833	3,833
Total acquired intangible assets		$45,100	$3,833	$48,933

Segment Reporting (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Information about the Company’s operations in different business segments for the periods presented below is as follows:

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$31,587	$—	$—	$31,587
Consolidated resort operations	8,620	—	—	8,620
Vacation Interest sales, net of provision of $0, $6,672, $0 and $6,672, respectively	—	91,668	—	91,668
Interest	—	12,858	397	13,255
Other	3,490	4,832	—	8,322
Total revenues	43,697	109,358	397	153,452
Costs and Expenses:
Management and member services	9,779	—	—	9,779
Consolidated resort operations	7,722	—	—	7,722
Vacation Interest cost of sales	—	17,846	—	17,846
Advertising, sales and marketing	—	50,359	—	50,359
Vacation Interest carrying cost, net	—	8,237	—	8,237
Loan portfolio	246	2,259	—	2,505
Other operating	—	368	—	368
General and administrative	—	—	22,800	22,800
Depreciation and amortization	—	—	6,254	6,254
Interest expense	—	4,078	20,764	24,842
Impairments and other write-offs	—	—	79	79
Gain on disposal of assets	—	—	(50)	(50)
Total costs and expenses	17,747	83,147	49,847	150,741
Income (loss) before provision for income taxes	25,950	26,211	(49,450)	2,711
Provision for income taxes	—	—	438	438
Net income (loss)	$25,950	$26,211	$(49,888)	$2,273

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$27,280	$—	$—	$27,280
Consolidated resort operations	8,534	—	—	8,534
Vacation Interest sales, net of provision of $0, $4,115, $0 and $4,115, respectively	—	54,572	—	54,572
Interest	—	13,327	329	13,656
Other	882	4,026	—	4,908
Total revenues	36,696	71,925	329	108,950
Costs and Expenses:
Management and member services	8,275	—	—	8,275
Consolidated resort operations	7,082	—	—	7,082
Vacation Interest cost of sales	—	8,231		8,231
Advertising, sales and marketing	—	34,819		34,819
Vacation Interest carrying cost, net	—	9,272		9,272
Loan portfolio	223	2,128	—	2,351
Other operating	—	1,158	—	1,158
General and administrative	—	—	20,760	20,760
Depreciation and amortization	—	—	3,805	3,805
Interest expense	—	4,920	17,011	21,931
Impairments and other write-offs	—	—	(11)	(11)
Gain on disposal of assets	—	—	(72)	(72)
Gain on bargain purchase from business combinations	—	—	(51)	(51)
Total costs and expenses	15,580	60,528	41,442	117,550
Income (loss) before provision for income taxes	21,116	11,397	(41,113)	(8,600)
Provision for income taxes	—	—	975	975
Net income (loss)	$21,116	$11,397	$(42,088)	$(9,575)

CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2011
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$99,306	$—	$—	$99,306
Consolidated resort operations	29,893	—	—	29,893
Vacation Interest sales, net of provision of $0, $16,562, $0 and $16,562, respectively	—	194,759	—	194,759
Interest	—	44,410	2,875	47,285
Other	8,079	11,699	—	19,778
Total revenues	137,278	250,868	2,875	391,021
Costs and Expenses:
Management and member services	27,125	—	—	27,125
Consolidated resort operations	27,783	—	—	27,783
Vacation Interest cost of sales	—	(9,695)	—	(9,695)
Advertising, sales and marketing	—	128,717	—	128,717
Vacation Interest carrying cost, net	—	41,331	—	41,331
Loan portfolio	1,211	7,441	—	8,652
Other operating	—	3,399	—	3,399
General and administrative	—	—	80,412	80,412
Depreciation and amortization	—	—	13,966	13,966
Interest	—	18,624	63,386	82,010
Impairments and other write-offs	—	—	1,572	1,572
Gain on disposal of assets	—	—	(708)	(708)
Gain on bargain purchase from business combinations	—	—	(14,329)	(14,329)
Total costs and expenses	56,119	189,817	144,299	390,235
Income (loss) before benefit for income taxes	81,159	61,051	(141,424)	786
Benefit for income taxes	—	—	(9,517)	(9,517)
Net income (loss)	$81,159	$61,051	$(131,907)	$10,303
CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2010
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$86,206	$—	$—	$86,206
Consolidated resort operations	26,547	—	—	26,547
Vacation Interest sales, net of provision of $0, $12,655, $0 and $12,655, respectively	—	202,109	—	202,109
Interest	—	39,150	177	39,327
Other	4,969	11,667	—	16,636
Total revenues	117,722	252,926	177	370,825
Costs and Expenses:
Management and member services	22,444	—	—	22,444
Consolidated resort operations	23,972	—	—	23,972
Vacation Interest cost of sales	—	39,730	—	39,730
Advertising, sales and marketing	—	114,029	—	114,029
Vacation Interest carrying cost, net	—	29,821	—	29,821
Loan portfolio	1,025	7,575	—	8,600
Other operating	—	3,168	—	3,168
General and administrative	—	—	67,905	67,905
Depreciation and amortization	—	—	11,939	11,939
Interest	—	18,203	48,959	67,162
Loss on extinguishment of debt	—	—	1,081	1,081
Impairments and other write-offs	—	—	3,330	3,330
Gain on disposal of assets	—	—	(1,923)	(1,923)
Total costs and expenses	47,441	212,526	131,291	391,258
Income (loss) before benefit for income taxes	70,281	40,400	(131,114)	(20,433)
Benefit for income taxes	—	—	(1,274)	(1,274)
Net income (loss)	$70,281	$40,400	$(129,840)	$(19,159)
Information about the Company’s operations in different business segments for the periods presented below is as follows:

CONSOLIDATING STATEMENT OF OPERATIONS BY BUSINESS SEGMENT
Year Ended December 31, 2012
(In thousands)

	Hospitality and Management Services	Vacation Interest Sales and Financing	Corporate and Other	Total
Revenues:
Management and member services	$114,937	$—	$—	$114,937
Consolidated resort operations	33,756	—	—	33,756
Vacation Interest sales, net of provision of $0, $25,457, $0 and $25,457, respectively	—	293,098	—	293,098
Interest	—	51,769	1,437	53,206
Other	4,595	24,076	—	28,671
Total revenues	153,288	368,943	1,437	523,668
Costs and Expenses:
Management and member services	35,330	—	—	35,330
Consolidated resort operations	30,311	—	—	30,311
Vacation Interest cost of sales	—	32,150	—	32,150
Advertising, sales and marketing	—	178,365	—	178,365
Vacation Interest carrying cost, net	—	36,363	—	36,363
Loan portfolio	858	8,628	—	9,486
Other operating	—	8,507	—	8,507
General and administrative	—	—	99,015	99,015
Depreciation and amortization	—	—	18,857	18,857
Interest	—	18,735	77,422	96,157
Impairments and other write-offs	—	—	1,009	1,009
Gain on disposal of assets	—	—	(605)	(605)
Gain on bargain purchase from business combinations	—	—	(20,610)	(20,610)
Total costs and expenses	66,499	282,748	175,088	524,335
Income (loss) before benefit for income taxes	86,789	86,195	(173,651)	(667)
Benefit for income taxes	—	—	(14,310)	(14,310)
Net income (loss)	$86,789	$86,195	$(159,341)	$13,643

Geographic Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Financial Information [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following table reflects total revenue and assets by geographic area for the periods ended on, or as of, the dates presented below (in thousands):

	Three Months Ended March 31,
	2013	2012
Revenue
North America	$139,451	$99,386
Europe	14,001	9,564
Total Revenues	$153,452	$108,950

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, net
North America	$319,172	$310,955
Europe	1,795	1,977
Total mortgages and contracts receivable, net	$320,967	$312,932
Unsold Vacation Interests, net
North America	$260,674	$275,352
Europe	39,814	40,515
Total unsold Vacation Interests, net	$300,488	$315,867
Property and equipment, net
North America	$50,753	$50,643
Europe	4,302	4,477
Total property and equipment, net	$55,055	$55,120
Intangible assets, net
North America	$100,291	$103,141
Europe	8,021	9,357
Total intangible assets, net	$108,312	$112,498
Total long-term assets, net
North America	$730,890	$740,091
Europe	53,932	56,326
Total long-term assets, net	$784,822	$796,417

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following table reflects total revenue and assets by geographic area for the periods presented below (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Revenue
North America	$476,053	$346,803	$325,710
Europe	47,615	44,218	45,115
Total Revenues	$523,668	$391,021	$370,825

	December 31, 2012	December 31, 2011
Mortgages and contracts receivable, net
North America	$310,955	$281,958
Europe	1,977	1,344
Total mortgages and contracts receivable, net	$312,932	$283,302
Unsold Vacation Interests, net
North America	$275,352	$233,721
Europe	40,515	23,084
Total unsold Vacation Interests, net	$315,867	$256,805
Property and equipment, net
North America	$50,643	$43,697
Europe	4,477	4,480
Total property and equipment, net	$55,120	$48,177
Intangible assets, net
North America	$103,141	$63,882
Europe	9,357	4,227
Total intangible assets, net	$112,498	$68,109
Total long-term assets, net
North America	$740,091	$623,258
Europe	56,326	33,135
Total long-term assets, net	$796,417	$656,393

Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Consolidating Financial Statements Guarantor and Non-Guarantor [Abstract]
Consolidating financial statements parent guarantor nonguarantor [Text Block]
Note 21 — Condensed Consolidating Financial Statements - Guarantor and Non-guarantor
The following condensed consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Notes; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the Company's guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Notes, the financial position, results of operations, and statements of cash flows of the Company's non-guarantor subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this quarterly report.
CONDENSED CONSOLIDATING BALANCE SHEET March 31, 2013 (In thousands) (Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$11,736	$14,468	$—	$26,204
Cash in escrow and restricted cash	35,850	20,531	—	56,381
Mortgages and contracts receivable, net of allowance of $12,382, $72,525, $0 and $84,907, respectively	29,256	291,714	(3)	320,967
Due from related parties, net	126,407	34,482	(137,911)	22,978
Other receivables, net	23,628	12,109	—	35,737
Income tax receivable	4	25	—	29
Prepaid expenses and other assets, net	81,795	55,233	(14,262)	122,766
Unsold Vacation Interests, net	213,886	115,614	(29,012)	300,488
Property and equipment, net	30,089	24,966	—	55,055
Assets held for sale	—	4,886	—	4,886
Intangible assets, net	27,079	81,233	—	108,312
Total assets	$579,730	$655,261	$(181,188)	$1,053,803
Liabilities and Member Capital (Deficit):
Accounts payable	$6,809	$6,715	$—	$13,524
Due to related parties, net	80,860	171,263	(155,324)	96,799
Accrued liabilities	64,851	36,313	(1,144)	100,020
Income taxes payable	—	855	—	855
Deferred revenues	89,552	18,891	—	108,443
Senior Secured Notes, net of unamortized original issue discount of $8,253, $0, $0 and $8,253, respectively	416,747	—	—	416,747
Securitization notes and Funding Facilities, net of unamortized original issue discount of $0, $673, $0 and $673, respectively	—	278,928	—	278,928
Notes payable	6,569	130,976	—	137,545
Total liabilities	665,388	643,941	(156,468)	1,152,861

Member capital (deficit)	143,094	26,736	(14,262)	155,568
Accumulated deficit	(200,861)	(23,456)	(10,844)	(235,161)
Accumulated other comprehensive (loss) income	(27,891)	8,040	386	(19,465)
Total member (deficit) capital	(85,658)	11,320	(24,720)	(99,058)
Total liabilities and member capital (deficit)	$579,730	$655,261	$(181,188)	$1,053,803

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$26,262	$9,929	$(4,604)	$31,587
Consolidated resort operations	6,527	2,093	—	8,620
Vacation Interest sales, net of provision of $6,381, $291, $0 and $6,672, respectively	77,262	14,406	—	91,668
Interest	(93)	13,787	(439)	13,255
Other	10,272	10,963	(12,913)	8,322
Total revenues	120,230	51,178	(17,956)	153,452
Costs and Expenses:
Management and member services	9,667	3,805	(3,693)	9,779
Consolidated resort operations	6,113	1,609	—	7,722
Vacation Interest cost of sales	16,653	1,193	—	17,846
Advertising, sales and marketing	41,962	9,291	(894)	50,359
Vacation Interest carrying cost, net	4,525	4,768	(1,056)	8,237
Loan portfolio	2,232	2,795	(2,522)	2,505
Other operating	884	2,083	(2,599)	368
General and administrative	15,651	7,149	—	22,800
Depreciation and amortization	2,234	4,020	—	6,254
Interest expense	12,815	12,466	(439)	24,842
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)	—	(50)
Total costs and expenses	112,737	49,207	(11,203)	150,741
Income (loss) before provision for income taxes	7,493	1,971	(6,753)	2,711
Provision for income taxes	23	415	—	438
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	6,381	291	—	6,672
Amortization of capitalized financing costs and original issue discounts	654	1,220	—	1,874
Amortization of capitalized loan origination costs and net portfolio discounts	1,182	48	—	1,230
Depreciation and amortization	2,234	4,020	—	6,254
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)		(50)
Loss on foreign currency exchange	—	61		61
Gain on insurance settlement	(2,203)			(2,203)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(3,450)	(12,607)	(1)	(16,058)
Due from related parties, net	727	(8,037)	9,399	2,089
Other receivables, net	8,959	3,234	—	12,193
Prepaid expenses and other assets, net	(31,255)	(33,232)	80	(64,407)
Unsold Vacation Interests, net	6,617	(158)	6,751	13,210
Accounts payable	(2,711)	827	—	(1,884)
Due to related parties, net	22,346	22,603	(9,397)	35,552
Accrued liabilities	(7,557)	4,585	(79)	(3,051)
Income taxes payable	898	191	—	1,089
Deferred revenues	9,900	5,515	—	15,415
Net cash provided by (used in) operating activities	20,193	(9,855)	—	10,338
Investing activities:
Property and equipment capital expenditures	(2,325)	(199)	—	(2,524)
Net cash used in investing activities	$(2,325)	$(199)	$—	$(2,524)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(12,114)	$(2,075)	$—	$(14,189)
Proceeds from issuance of securitization notes and Funding Facilities	—	127,680	—	127,680
Proceeds from issuance of notes payable	—	1,319	—	1,319
Payments on securitization notes and Funding Facilities	—	(105,151)	—	(105,151)
Payments on notes payable	(2,564)	(7,252)	—	(9,816)
Payments of debt issuance costs	74	(2,048)	—	(1,974)
Net cash (used in) provided by financing activities	(14,604)	12,473	—	(2,131)
Net increase in cash and cash equivalents	3,264	2,419	—	5,683
Effect of changes in exchange rates on cash and cash equivalents	—	(540)	—	(540)
Cash and cash equivalents, beginning of period	8,472	12,589	—	21,061
Cash and cash equivalents, end of period	$11,736	$14,468	$—	$26,204

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,273	$7,416	$—	$32,689
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(876)	$220	$—	$(656)

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$5,914	$—	$—	$5,914

CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (In thousands) (Audited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
Liabilities and Member Capital (Deficit):
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $0, $753, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$23,079	$6,373	$(2,172)	$27,280
Consolidated resort operations	6,463	2,071	—	8,534
Vacation Interest sales, net of provision of $4,068, $47, $0 and $4,115, respectively	47,501	7,071	—	54,572
Interest	508	13,784	(636)	13,656
Other	6,841	3,752	(5,685)	4,908
Total revenues	84,392	33,051	(8,493)	108,950
Costs and Expenses:
Management and member services	6,671	2,738	(1,134)	8,275
Consolidated resort operations	5,516	1,566	—	7,082
Vacation Interest cost of sales	6,795	1,436	—	8,231
Advertising, sales and marketing	30,512	4,487	(180)	34,819
Vacation Interest carrying cost, net	5,352	4,313	(393)	9,272
Loan portfolio	2,131	2,033	(1,813)	2,351
Other operating	1,788	800	(1,430)	1,158
General and administrative	13,938	6,823	(1)	20,760
Depreciation and amortization	1,832	1,973	—	3,805
Interest expense	11,347	11,220	(636)	21,931
Impairments and other write-offs	11	(22)	—	(11)
Gain on disposal of assets	(1)	(71)	—	(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Total costs and expenses	85,892	37,245	(5,587)	117,550
Loss before provision for income taxes	(1,500)	(4,194)	(2,906)	(8,600)
Provision for income taxes	530	445	—	975
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	4,068	47		4,115
Amortization of capitalized financing costs and original issue discounts	573	933		1,506
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	671	(919)		(248)
Depreciation and amortization	1,832	1,973		3,805
Impairments and other write-offs	11	(22)		(11)
Gain on disposal of assets	(1)	(71)		(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Gain on foreign currency exchange	—	(29)	—	(29)
Gain on mortgage repurchase	(11)	—		(11)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(709)	75	—	(634)
Due from related parties, net	(12,491)	11,554	5,526	4,589
Other receivables, net	8,764	3,422	40	12,226
Prepaid expenses and other assets, net	(33,012)	(27,875)	833	(60,054)
Unsold Vacation Interests, net	2,016	(2,618)	2,056	1,454
Accounts payable	1,063	(1,283)	—	(220)
Due to related parties, net	30,379	25,138	(5,045)	50,472
Accrued liabilities	(5,504)	(358)	329	(5,533)
Income taxes payable	36	399	—	435
Deferred revenues	15,506	3,864	(833)	18,537
Net cash provided by operating activities	11,161	9,540	—	20,701
Investing activities:
Property and equipment capital expenditures	(1,675)	(210)	—	(1,885)
Proceeds from sale of assets	1	218	—	219
Net cash (used in) provided by investing activities	$(1,674)	$8	$—	$(1,666)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(8,310)	$(455)	$—	$(8,765)
Proceeds from issuance of securitization notes and Funding Facilities	—	30,607	—	30,607
Proceeds from issuance of notes payable	—	65	—	65
Payments on securitization notes and Funding Facilities	—	(35,765)	—	(35,765)
Payments on notes payable	(2,486)	(4,602)	—	(7,088)
Payments of debt issuance costs	1	(25)	—	(24)
Payments of costs related to issuance of common and preferred units	(8)	—	—	(8)
Net cash used in financing activities	(10,803)	(10,175)	—	(20,978)
Net decrease in cash and cash equivalents	(1,316)	(627)	—	(1,943)
Effect of changes in exchange rates on cash and cash equivalents	—	237	—	237
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$9,520	$8,671	$—	$18,191

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,615	$6,439	$—	$32,054
Cash paid for taxes, net of cash tax refunds	$498	$51	$—	$549

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$6,043	$—	$—	$6,043
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$18	$—	$18

Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries
The following consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Note; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Note, the financial position, results of operations, and statements of cash flows of Non-guarantor Subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this annual report.
CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (in thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $753, $0, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONSOLIDATING STATEMENT OF OPERATIONS
For the Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$94,106	$33,115	$(12,284)	$114,937
Consolidated resort operations	26,519	7,237	—	33,756
Vacation Interest sales, net of provision (adjustment) of $27,004, $(1,547), $0 and $25,457	247,969	45,129	—	293,098
Interest	1,834	53,808	(2,436)	53,206
Other	35,106	31,628	(38,063)	28,671
Total revenues	405,534	170,917	(52,783)	523,668
Costs and Expenses:
Management and member services	31,126	14,481	(10,277)	35,330
Consolidated resort operations	24,278	6,033	—	30,311
Vacation Interest cost of sales	26,362	5,788	—	32,150
Advertising, sales and marketing	152,276	28,042	(1,953)	178,365
Vacation Interest carrying cost, net	19,421	19,506	(2,564)	36,363
Loan portfolio	8,280	10,125	(8,919)	9,486
Other operating	10,212	5,863	(7,568)	8,507
General and administrative	61,229	37,788	(2)	99,015
Depreciation and amortization	7,662	11,195	—	18,857
Interest	44,990	53,603	(2,436)	96,157
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Total costs and expenses	386,053	172,001	(33,719)	524,335
Income (loss) before benefit for income taxes	19,481	(1,084)	(19,064)	(667)
Benefit for income taxes	(884)	(13,426)	—	(14,310)
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision (adjustment) for uncollectible Vacation Interest sales revenue	27,004	(1,547)	—	25,457
Amortization of capitalized financing costs and original issue discounts	2,410	3,883	—	6,293
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	3,117	(775)	—	2,342
Depreciation and amortization	7,662	11,195	—	18,857
Stock-based compensation	3,321	—	—	3,321
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Deferred income taxes	—	(13,010)	—	(13,010)
Gain on foreign currency exchange	—	113	—	113
Gain on mortgage repurchase	(27)	—	—	(27)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(56,967)	5,252	(1)	(51,716)
Due from related parties, net	(30,394)	13,614	18,658	1,878
Other receivables, net	(7,225)	(121)	(410)	(7,756)
Prepaid expenses and other assets, net	(4,512)	217	—	(4,295)
Unsold Vacation Interests, net	(23,105)	(19,977)	19,057	(24,025)
Accounts payable	1,755	(2,257)	—	(502)
Due to related parties, net	44,808	(2,576)	(19,211)	23,021
Accrued liabilities	18,648	12,567	971	32,186
Income taxes receivable and payable	(298)	(2,934)	—	(3,232)
Deferred revenues	19,891	2,367	—	22,258
Net cash provided by (used in) operating activities	26,670	(2,070)	—	24,600
Investing activities:
Property and equipment capital expenditures	(13,671)	(664)	—	(14,335)
Purchase of assets in connection with the PMR Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(51,635)	—	(51,635)
Purchase of assets in connection with the Aegean Blue Acquisition, net of cash acquired of $0, $2,072, $0 and $2,072, respectively	—	(4,471)	—	(4,471)
Proceeds from sale of assets	2	1,101	—	1,103
Net cash used in investing activities	$(13,669)	$(55,669)	$—	$(69,338)

CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(6,163)	$(218)	$—	$(6,381)
Proceeds from issuance of securitization notes and Funding Facilities	—	119,807	—	119,807
Proceeds from issuance of notes payable	1,124	79,541	—	80,665
Payments on securitization notes and Funding Facilities	—	(114,701)	—	(114,701)
Payments on notes payable	(10,250)	(21,017)	—	(31,267)
Payments of debt issuance costs	(76)	(2,507)	—	(2,583)
Net cash (used in) provided by financing activities	(15,365)	60,905	—	45,540
Net (decrease) increase in cash and cash equivalents	(2,364)	3,166	—	802
Effect of changes in exchange rates on cash and cash equivalents	—	362	—	362
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$8,472	$12,589	$—	$21,061

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$50,565	$29,802	$—	$80,367
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(586)	$2,546	$—	$1,960
Purchase of assets in connection with the PMR Acquisition and the Aegean Blue Acquisition:
Fair value of assets acquired based on a preliminary report	$—	$103,780	$—	$103,780
Gain on bargain purchase recognized	—	(20,741)	—	(20,741)
Cash paid	—	(56,106)	—	(56,106)
Deferred tax liability	—	(13,010)	—	(13,010)
Liabilities assumed	$—	$13,923	$—	$13,923

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$10,504	$—	$—	$10,504
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$431	$—	$431
Other receivables, net reclassified to assets held for sale	$—	$54	$—	$54
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$13	$—	$13

CONSOLIDATING BALANCE SHEET
December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$10,836	$9,061	$—	$19,897
Cash in escrow and restricted cash	17,573	16,415	—	33,988
Mortgages and contracts receivable, net of allowance of $23,365, $71,113, $0 and $94,478, respectively	6,576	276,731	(5)	283,302
Due from related parties, net	93,090	38,550	(103,375)	28,265
Other receivables, net	23,159	12,304	(410)	35,053
Income tax receivable	604	25	—	629
Prepaid expenses and other assets, net	46,253	21,492	(14,268)	53,477
Unsold Vacation Interests, net	197,318	62,691	(3,204)	256,805
Property and equipment, net	21,446	26,731	—	48,177
Assets held for sale	—	5,517	—	5,517
Intangible assets, net	29,824	38,285	—	68,109
Total assets	$446,679	$507,802	$(121,262)	$833,219
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$7,765	$4,588	$—	$12,353
Due to related parties, net	21,545	153,069	(119,092)	55,522
Accrued liabilities	53,220	19,142	(2,036)	70,326
Income taxes payable	—	3,491	—	3,491
Deferred revenues	59,761	11,013	—	70,774
Senior Secured Notes, net of original issue discount of $9,454, $0, $0 and $9,454, respectively	415,546	—	—	415,546
Securitization notes and Funding Facilities, net of original issue discount of $0, $1,054, $0 and $1,054, respectively	—	250,895	—	250,895
Notes payable	1,841	69,673	—	71,514
Total liabilities	559,678	511,871	(121,128)	950,421

Member capital (deficit)	139,773	26,692	(14,218)	152,247
(Accumulated deficit) retained earnings	(226,982)	(37,503)	13,408	(251,077)
Accumulated other comprehensive (loss) income	(25,790)	6,742	676	(18,372)
Total member (deficit) capital	(112,999)	(4,069)	(134)	(117,202)
Total liabilities and member capital (deficit)	$446,679	$507,802	$(121,262)	$833,219

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$81,407	$23,499	$(5,600)	$99,306
Consolidated resort operations	25,054	4,839	—	29,893
Vacation Interest sales, net of provision of $15,941, $621, $0 and $16,562	166,996	27,762	1	194,759
Interest	4,220	46,083	(3,018)	47,285
Other	25,278	7,494	(12,994)	19,778
Total revenues	302,955	109,677	(21,611)	391,021
Costs and Expenses:
Management and member services	18,556	13,645	(5,076)	27,125
Consolidated resort operations	23,642	4,141	—	27,783
Vacation Interest cost of sales	(15,531)	5,836	—	(9,695)
Advertising, sales and marketing	110,523	18,718	(524)	128,717
Vacation Interest carrying cost, net	27,834	14,682	(1,185)	41,331
Loan portfolio	7,531	7,527	(6,406)	8,652
Other operating	4,470	1,128	(2,199)	3,399
General and administrative	54,773	25,639	—	80,412
Depreciation and amortization	8,249	5,717	—	13,966
Interest	48,075	36,953	(3,018)	82,010
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Total costs and expenses	288,659	119,984	(18,408)	390,235
Income (loss) before provision (benefit) for income taxes	14,296	(10,307)	(3,203)	786
Benefit for income taxes	(99)	(9,418)	—	(9,517)
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	15,941	621	—	16,562
Amortization of capitalized financing costs and original issue discounts	2,114	4,024	—	6,138
Amortization of capitalized loan origination costs and net portfolio discounts	2,449	1,113	—	3,562
Depreciation and amortization	8,249	5,717	—	13,966
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Deferred income taxes	—	(8,567)	—	(8,567)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Gain on foreign currency exchange	—	(72)	—	(72)
Gain on mortgage repurchase	(196)	—	—	(196)
Unrealized gain on derivative instruments	(79)	—	—	(79)
Gain on insurance settlement	(3,535)	—	—	(3,535)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	11,832	(11,834)	(8)	(10)
Due from related parties, net	(2,644)	(12,141)	8,518	(6,267)
Other receivables, net	(1,902)	7,287	137	5,522
Prepaid expenses and other assets, net	(2,251)	(4,020)	—	(6,271)
Unsold Vacation Interests, net	(38,228)	(4,305)	3,204	(39,329)
Accounts payable	2,283	1,904	—	4,187
Due to related parties, net	(1,691)	34,228	(8,572)	23,965
Accrued liabilities	(533)	3,197	(76)	2,588
Income taxes receivable and payable	(1,236)	154	—	(1,082)
Deferred revenues	4,404	(3,032)	—	1,372
Net cash provided by (used in) operating activities	9,909	(617)	—	9,292
Investing activities:
Property and equipment capital expenditures	(5,042)	(1,234)	—	(6,276)
Purchase of assets in connection with the Tempus Resorts Acquisition, net of $0, $2,515, $0 and $2,515 cash acquired, respectively	—	(102,400)	—	(102,400)
Disbursement of Tempus Note Receivable	—	(3,493)	—	(3,493)
Proceeds from sale of assets	5	2,364	—	2,369
Net cash used in investing activities	$(5,037)	$(104,763)	$—	$(109,800)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(2,436)	$1,412	$—	$(1,024)
Proceeds from issuance of securitization notes and Funding Facilities	—	206,817	—	206,817
Proceeds from issuance of notes payable	—	48,178	—	48,178
Payments on securitization notes and Funding Facilities	(2,061)	(136,849)	—	(138,910)
Payments on notes payable	(8,066)	(8,795)	—	(16,861)
Payments of debt issuance costs	(427)	(5,106)	—	(5,533)
Proceeds from issuance of common and preferred units	146,651	—	—	146,651
Repurchase of a portion of outstanding warrants	(16,598)	—	—	(16,598)
Repurchase of a portion of outstanding common units	(16,352)	—	—	(16,352)
Repurchase of redeemable preferred units	(108,701)	—	—	(108,701)
Payments of costs related to issuance of common and preferred units	(4,632)	—	—	(4,632)
Net cash (used in) provided by financing activities	(12,622)	105,657	—	93,035
Net (decrease) increase in cash and cash equivalents	(7,750)	277	—	(7,473)
Effect of changes in exchange rates on cash and cash equivalents	—	41	—	41
Cash and cash equivalents, beginning of period	18,586	8,743	—	27,329
Cash and cash equivalents, end of period	$10,836	$9,061	$—	$19,897

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$51,121	$23,017	$—	$74,138
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$1,138	$(977)	$—	$161
Purchase of assets in connection with the Tempus Resorts Acquisition net of $0, $2,515, $0 and $2,515 cash acquired, respectively:
Fair value of assets acquired	$—	$136,316	$—	$136,316
Gain on bargain purchase recognized	—	(14,329)	—	(14,329)
Cash paid	—	(104,917)	—	(104,917)
Deferred tax liability		(8,567)		(8,567)
Liabilities assumed	$—	$8,503	$—	$8,503
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$8,412	$—	$—	$8,412
Insurance premiums financed through issuance of notes payable	$8,500	$—	$—	$8,500
Assets held for sale reclassified to unsold Vacation Interests, net	$—	$2,750	$—	$2,750

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Assets held for sale reclassified to management contracts (intangible assets, net)	$—	$234	$—	$234
Assets to be disposed but not actively marketed (prepaid expenses and other assets, net) reclassified to unsold Vacation Interests, net	$—	$1,589	$—	$1,589

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$68,049	$19,309	$(1,152)	$86,206
Consolidated resort operations	23,180	3,367	—	26,547
Vacation Interest sales, net of Provision of $12,490, $165, $0 and $12,655	179,037	23,072	—	202,109
Interest	4,076	38,273	(3,022)	39,327
Other	19,281	2,765	(5,410)	16,636
Total revenues	293,623	86,786	(9,584)	370,825
Costs and Expenses:
Management and member services	16,758	6,838	(1,152)	22,444
Consolidated resort operations	21,964	2,008	—	23,972
Vacation Interest cost of sales	35,935	3,795	—	39,730
Advertising, sales and marketing	97,118	16,911	—	114,029
Vacation Interest carrying cost, net	22,179	7,642	—	29,821
Loan portfolio	7,002	7,008	(5,410)	8,600
Other operating	3,110	58	—	3,168
General and administrative	52,612	15,293	—	67,905
Depreciation and amortization	8,948	2,991	—	11,939
Interest	33,209	36,975	(3,022)	67,162
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Total costs and expenses	300,965	99,877	(9,584)	391,258
Loss before provision (benefit) for income taxes	(7,342)	(13,091)	—	(20,433)
Provision (benefit) for income taxes	476	(1,750)	—	(1,274)
Net loss	$(7,818)	$(11,341)	$—	$(19,159)

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$(7,818)	$(11,341)	$—	$(19,159)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	12,490	165	—	12,655
Amortization of capitalized financing costs and original issue discounts	1,091	1,430	—	2,521
Amortization of capitalized loan origination costs and portfolio discounts	3,007	—	—	3,007
Depreciation and amortization	8,948	2,991	—	11,939
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Deferred income taxes	—	(377)	—	(377)
Loss on foreign currency exchange	—	42	—	42
Gain on mortgage repurchase	(191)	—	—	(191)
Unrealized gain on derivative instruments	(314)	—	—	(314)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(96,618)	108,816	(8)	12,190
Due from related parties, net	(1,010)	(4,821)	55	(5,776)
Other receivables, net	(987)	4,072	(44)	3,041
Prepaid expenses and other assets, net	(1,477)	203	1,159	(115)
Unsold Vacation Interests, net	9,867	441	—	10,308
Accounts payable	(2,848)	(376)	—	(3,224)
Due to related parties, net	73,925	(67,609)	(1,061)	5,255
Accrued liabilities	22,988	(4,440)	(101)	18,447
Income taxes receivable and payable	244	4,388	—	4,632
Deferred revenues	9,441	(809)	—	8,632
Net cash provided by operating activities	32,868	33,133	—	66,001
Investing activities:
Property and equipment capital expenditures	(4,357)	(1,196)	—	(5,553)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(30,722)	—	(30,722)
Disbursement of Tempus Note Receivable	—	(3,005)	—	(3,005)
Proceeds from sale of assets	1	1,880	—	1,881
Net cash used in investing activities	$(4,356)	$(33,043)	$—	$(37,399)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(3,111)	$13,637	$—	$10,526
Proceeds from issuance of Senior Secured Notes, net of original issue discount of $10,570, $0, $0 and $10,570, respectively	414,430	—	—	414,430
Proceeds from issuance of securitization notes and Funding Facilities	—	54,100	—	54,100
Proceeds from issuance of notes payable	—	20,813	—	20,813
Payments on securitization notes and Funding Facilities	(7,530)	(82,696)	—	(90,226)
Payments on line of credit agreements	(397,609)	—	—	(397,609)
Payments on notes payable	(7,776)	(445)	—	(8,221)
Payments of debt issuance costs	(15,972)	(3,153)	—	(19,125)
Proceeds from equity investment	75,000	—	—	75,000
Repurchase of equity previously held by another minority institutional investor	(75,000)	—	—	(75,000)
Payments of costs related to issuance of common and preferred units	(2,888)	—	—	(2,888)
Payments for derivative instrument	(71)	—	—	(71)
Net cash (used in) provided by financing activities	(20,527)	2,256	—	(18,271)
Net increase in cash and cash equivalents	7,985	2,346	—	10,331
Effect of changes in exchange rates on cash and cash equivalents	—	(188)	—	(188)
Cash and cash equivalents, beginning of period	10,601	6,585	—	17,186
Cash and cash equivalents, end of period	$18,586	$8,743	$—	$27,329

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$26,089	$18,545	$—	$44,634
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$233	$(5,747)	$—	$(5,514)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively:
Fair value of assets acquired	$—	$34,876	$—	$34,876
Cash paid	—	(30,722)	—	(30,722)
Liabilities assumed	$—	$4,154	$—	$4,154
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$17,654	$—	$—	$17,654
Insurance premiums financed through issuance of notes payable	$7,897	$—	$—	$7,897

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$10,064	$—	$10,064
Property and equipment, net reclassified to assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	$—	$588	$—	$588
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$587	$—	$587
Proceeds from issuance of ILXA Inventory Loan in transit	$—	$1,028	$—	$1,028

The following consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flow for (i) those subsidiaries of the Company which have been designated "Non-guarantor Subsidiaries" for purposes of the indenture governing the Senior Secured Note; and (ii) the Company and all of its other subsidiaries. Please see Exhibit 21.1 of the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for a list of the guarantor subsidiaries. The Company's non-guarantor subsidiaries include its European subsidiaries, special-purpose subsidiaries and a wholly-owned captive insurance entity. For purposes of the indenture governing the Senior Secured Note, the financial position, results of operations, and statements of cash flows of Non-guarantor Subsidiaries are excluded from the Company’s financial results to determine whether the Company is in compliance with the financial covenants governing the Senior Secured Notes. Accordingly, management believes that the following presentation is helpful to readers of this annual report.
CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (in thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $753, $0, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONSOLIDATING STATEMENT OF OPERATIONS
For the Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$94,106	$33,115	$(12,284)	$114,937
Consolidated resort operations	26,519	7,237	—	33,756
Vacation Interest sales, net of provision (adjustment) of $27,004, $(1,547), $0 and $25,457	247,969	45,129	—	293,098
Interest	1,834	53,808	(2,436)	53,206
Other	35,106	31,628	(38,063)	28,671
Total revenues	405,534	170,917	(52,783)	523,668
Costs and Expenses:
Management and member services	31,126	14,481	(10,277)	35,330
Consolidated resort operations	24,278	6,033	—	30,311
Vacation Interest cost of sales	26,362	5,788	—	32,150
Advertising, sales and marketing	152,276	28,042	(1,953)	178,365
Vacation Interest carrying cost, net	19,421	19,506	(2,564)	36,363
Loan portfolio	8,280	10,125	(8,919)	9,486
Other operating	10,212	5,863	(7,568)	8,507
General and administrative	61,229	37,788	(2)	99,015
Depreciation and amortization	7,662	11,195	—	18,857
Interest	44,990	53,603	(2,436)	96,157
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Total costs and expenses	386,053	172,001	(33,719)	524,335
Income (loss) before benefit for income taxes	19,481	(1,084)	(19,064)	(667)
Benefit for income taxes	(884)	(13,426)	—	(14,310)
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$20,365	$12,342	$(19,064)	$13,643
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision (adjustment) for uncollectible Vacation Interest sales revenue	27,004	(1,547)	—	25,457
Amortization of capitalized financing costs and original issue discounts	2,410	3,883	—	6,293
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	3,117	(775)	—	2,342
Depreciation and amortization	7,662	11,195	—	18,857
Stock-based compensation	3,321	—	—	3,321
Impairments and other write-offs	201	808	—	1,009
Loss (gain) on disposal of assets	16	(621)	—	(605)
Gain on bargain purchase from business combinations	—	(20,610)	—	(20,610)
Deferred income taxes	—	(13,010)	—	(13,010)
Gain on foreign currency exchange	—	113	—	113
Gain on mortgage repurchase	(27)	—	—	(27)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(56,967)	5,252	(1)	(51,716)
Due from related parties, net	(30,394)	13,614	18,658	1,878
Other receivables, net	(7,225)	(121)	(410)	(7,756)
Prepaid expenses and other assets, net	(4,512)	217	—	(4,295)
Unsold Vacation Interests, net	(23,105)	(19,977)	19,057	(24,025)
Accounts payable	1,755	(2,257)	—	(502)
Due to related parties, net	44,808	(2,576)	(19,211)	23,021
Accrued liabilities	18,648	12,567	971	32,186
Income taxes receivable and payable	(298)	(2,934)	—	(3,232)
Deferred revenues	19,891	2,367	—	22,258
Net cash provided by (used in) operating activities	26,670	(2,070)	—	24,600
Investing activities:
Property and equipment capital expenditures	(13,671)	(664)	—	(14,335)
Purchase of assets in connection with the PMR Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(51,635)	—	(51,635)
Purchase of assets in connection with the Aegean Blue Acquisition, net of cash acquired of $0, $2,072, $0 and $2,072, respectively	—	(4,471)	—	(4,471)
Proceeds from sale of assets	2	1,101	—	1,103
Net cash used in investing activities	$(13,669)	$(55,669)	$—	$(69,338)

CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
Year ended December 31, 2012
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(6,163)	$(218)	$—	$(6,381)
Proceeds from issuance of securitization notes and Funding Facilities	—	119,807	—	119,807
Proceeds from issuance of notes payable	1,124	79,541	—	80,665
Payments on securitization notes and Funding Facilities	—	(114,701)	—	(114,701)
Payments on notes payable	(10,250)	(21,017)	—	(31,267)
Payments of debt issuance costs	(76)	(2,507)	—	(2,583)
Net cash (used in) provided by financing activities	(15,365)	60,905	—	45,540
Net (decrease) increase in cash and cash equivalents	(2,364)	3,166	—	802
Effect of changes in exchange rates on cash and cash equivalents	—	362	—	362
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$8,472	$12,589	$—	$21,061

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$50,565	$29,802	$—	$80,367
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(586)	$2,546	$—	$1,960
Purchase of assets in connection with the PMR Acquisition and the Aegean Blue Acquisition:
Fair value of assets acquired based on a preliminary report	$—	$103,780	$—	$103,780
Gain on bargain purchase recognized	—	(20,741)	—	(20,741)
Cash paid	—	(56,106)	—	(56,106)
Deferred tax liability	—	(13,010)	—	(13,010)
Liabilities assumed	$—	$13,923	$—	$13,923

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$10,504	$—	$—	$10,504
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$431	$—	$431
Other receivables, net reclassified to assets held for sale	$—	$54	$—	$54
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$13	$—	$13

CONSOLIDATING BALANCE SHEET
December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Cash and cash equivalents	$10,836	$9,061	$—	$19,897
Cash in escrow and restricted cash	17,573	16,415	—	33,988
Mortgages and contracts receivable, net of allowance of $23,365, $71,113, $0 and $94,478, respectively	6,576	276,731	(5)	283,302
Due from related parties, net	93,090	38,550	(103,375)	28,265
Other receivables, net	23,159	12,304	(410)	35,053
Income tax receivable	604	25	—	629
Prepaid expenses and other assets, net	46,253	21,492	(14,268)	53,477
Unsold Vacation Interests, net	197,318	62,691	(3,204)	256,805
Property and equipment, net	21,446	26,731	—	48,177
Assets held for sale	—	5,517	—	5,517
Intangible assets, net	29,824	38,285	—	68,109
Total assets	$446,679	$507,802	$(121,262)	$833,219
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	$7,765	$4,588	$—	$12,353
Due to related parties, net	21,545	153,069	(119,092)	55,522
Accrued liabilities	53,220	19,142	(2,036)	70,326
Income taxes payable	—	3,491	—	3,491
Deferred revenues	59,761	11,013	—	70,774
Senior Secured Notes, net of original issue discount of $9,454, $0, $0 and $9,454, respectively	415,546	—	—	415,546
Securitization notes and Funding Facilities, net of original issue discount of $0, $1,054, $0 and $1,054, respectively	—	250,895	—	250,895
Notes payable	1,841	69,673	—	71,514
Total liabilities	559,678	511,871	(121,128)	950,421

Member capital (deficit)	139,773	26,692	(14,218)	152,247
(Accumulated deficit) retained earnings	(226,982)	(37,503)	13,408	(251,077)
Accumulated other comprehensive (loss) income	(25,790)	6,742	676	(18,372)
Total member (deficit) capital	(112,999)	(4,069)	(134)	(117,202)
Total liabilities and member capital (deficit)	$446,679	$507,802	$(121,262)	$833,219

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$81,407	$23,499	$(5,600)	$99,306
Consolidated resort operations	25,054	4,839	—	29,893
Vacation Interest sales, net of provision of $15,941, $621, $0 and $16,562	166,996	27,762	1	194,759
Interest	4,220	46,083	(3,018)	47,285
Other	25,278	7,494	(12,994)	19,778
Total revenues	302,955	109,677	(21,611)	391,021
Costs and Expenses:
Management and member services	18,556	13,645	(5,076)	27,125
Consolidated resort operations	23,642	4,141	—	27,783
Vacation Interest cost of sales	(15,531)	5,836	—	(9,695)
Advertising, sales and marketing	110,523	18,718	(524)	128,717
Vacation Interest carrying cost, net	27,834	14,682	(1,185)	41,331
Loan portfolio	7,531	7,527	(6,406)	8,652
Other operating	4,470	1,128	(2,199)	3,399
General and administrative	54,773	25,639	—	80,412
Depreciation and amortization	8,249	5,717	—	13,966
Interest	48,075	36,953	(3,018)	82,010
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Total costs and expenses	288,659	119,984	(18,408)	390,235
Income (loss) before provision (benefit) for income taxes	14,296	(10,307)	(3,203)	786
Benefit for income taxes	(99)	(9,418)	—	(9,517)
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$14,395	$(889)	$(3,203)	$10,303
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	15,941	621	—	16,562
Amortization of capitalized financing costs and original issue discounts	2,114	4,024	—	6,138
Amortization of capitalized loan origination costs and net portfolio discounts	2,449	1,113	—	3,562
Depreciation and amortization	8,249	5,717	—	13,966
Impairments and other write-offs	556	1,016	—	1,572
Gain on disposal of assets	(19)	(689)	—	(708)
Deferred income taxes	—	(8,567)	—	(8,567)
Gain on bargain purchase from business combinations	—	(14,329)	—	(14,329)
Gain on foreign currency exchange	—	(72)	—	(72)
Gain on mortgage repurchase	(196)	—	—	(196)
Unrealized gain on derivative instruments	(79)	—	—	(79)
Gain on insurance settlement	(3,535)	—	—	(3,535)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	11,832	(11,834)	(8)	(10)
Due from related parties, net	(2,644)	(12,141)	8,518	(6,267)
Other receivables, net	(1,902)	7,287	137	5,522
Prepaid expenses and other assets, net	(2,251)	(4,020)	—	(6,271)
Unsold Vacation Interests, net	(38,228)	(4,305)	3,204	(39,329)
Accounts payable	2,283	1,904	—	4,187
Due to related parties, net	(1,691)	34,228	(8,572)	23,965
Accrued liabilities	(533)	3,197	(76)	2,588
Income taxes receivable and payable	(1,236)	154	—	(1,082)
Deferred revenues	4,404	(3,032)	—	1,372
Net cash provided by (used in) operating activities	9,909	(617)	—	9,292
Investing activities:
Property and equipment capital expenditures	(5,042)	(1,234)	—	(6,276)
Purchase of assets in connection with the Tempus Resorts Acquisition, net of $0, $2,515, $0 and $2,515 cash acquired, respectively	—	(102,400)	—	(102,400)
Disbursement of Tempus Note Receivable	—	(3,493)	—	(3,493)
Proceeds from sale of assets	5	2,364	—	2,369
Net cash used in investing activities	$(5,037)	$(104,763)	$—	$(109,800)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(2,436)	$1,412	$—	$(1,024)
Proceeds from issuance of securitization notes and Funding Facilities	—	206,817	—	206,817
Proceeds from issuance of notes payable	—	48,178	—	48,178
Payments on securitization notes and Funding Facilities	(2,061)	(136,849)	—	(138,910)
Payments on notes payable	(8,066)	(8,795)	—	(16,861)
Payments of debt issuance costs	(427)	(5,106)	—	(5,533)
Proceeds from issuance of common and preferred units	146,651	—	—	146,651
Repurchase of a portion of outstanding warrants	(16,598)	—	—	(16,598)
Repurchase of a portion of outstanding common units	(16,352)	—	—	(16,352)
Repurchase of redeemable preferred units	(108,701)	—	—	(108,701)
Payments of costs related to issuance of common and preferred units	(4,632)	—	—	(4,632)
Net cash (used in) provided by financing activities	(12,622)	105,657	—	93,035
Net (decrease) increase in cash and cash equivalents	(7,750)	277	—	(7,473)
Effect of changes in exchange rates on cash and cash equivalents	—	41	—	41
Cash and cash equivalents, beginning of period	18,586	8,743	—	27,329
Cash and cash equivalents, end of period	$10,836	$9,061	$—	$19,897

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$51,121	$23,017	$—	$74,138
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$1,138	$(977)	$—	$161
Purchase of assets in connection with the Tempus Resorts Acquisition net of $0, $2,515, $0 and $2,515 cash acquired, respectively:
Fair value of assets acquired	$—	$136,316	$—	$136,316
Gain on bargain purchase recognized	—	(14,329)	—	(14,329)
Cash paid	—	(104,917)	—	(104,917)
Deferred tax liability		(8,567)		(8,567)
Liabilities assumed	$—	$8,503	$—	$8,503
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$8,412	$—	$—	$8,412
Insurance premiums financed through issuance of notes payable	$8,500	$—	$—	$8,500
Assets held for sale reclassified to unsold Vacation Interests, net	$—	$2,750	$—	$2,750

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2011
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Assets held for sale reclassified to management contracts (intangible assets, net)	$—	$234	$—	$234
Assets to be disposed but not actively marketed (prepaid expenses and other assets, net) reclassified to unsold Vacation Interests, net	$—	$1,589	$—	$1,589

CONSOLIDATING STATEMENT OF OPERATIONS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$68,049	$19,309	$(1,152)	$86,206
Consolidated resort operations	23,180	3,367	—	26,547
Vacation Interest sales, net of Provision of $12,490, $165, $0 and $12,655	179,037	23,072	—	202,109
Interest	4,076	38,273	(3,022)	39,327
Other	19,281	2,765	(5,410)	16,636
Total revenues	293,623	86,786	(9,584)	370,825
Costs and Expenses:
Management and member services	16,758	6,838	(1,152)	22,444
Consolidated resort operations	21,964	2,008	—	23,972
Vacation Interest cost of sales	35,935	3,795	—	39,730
Advertising, sales and marketing	97,118	16,911	—	114,029
Vacation Interest carrying cost, net	22,179	7,642	—	29,821
Loan portfolio	7,002	7,008	(5,410)	8,600
Other operating	3,110	58	—	3,168
General and administrative	52,612	15,293	—	67,905
Depreciation and amortization	8,948	2,991	—	11,939
Interest	33,209	36,975	(3,022)	67,162
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Total costs and expenses	300,965	99,877	(9,584)	391,258
Loss before provision (benefit) for income taxes	(7,342)	(13,091)	—	(20,433)
Provision (benefit) for income taxes	476	(1,750)	—	(1,274)
Net loss	$(7,818)	$(11,341)	$—	$(19,159)

CONSOLIDATING STATEMENT OF CASH FLOWS
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$(7,818)	$(11,341)	$—	$(19,159)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for uncollectible Vacation Interest sales revenue	12,490	165	—	12,655
Amortization of capitalized financing costs and original issue discounts	1,091	1,430	—	2,521
Amortization of capitalized loan origination costs and portfolio discounts	3,007	—	—	3,007
Depreciation and amortization	8,948	2,991	—	11,939
Loss on extinguishment of debt	1,081	—	—	1,081
Impairments and other write-offs	1,012	2,318	—	3,330
Loss (gain) on disposal of assets	37	(1,960)	—	(1,923)
Deferred income taxes	—	(377)	—	(377)
Loss on foreign currency exchange	—	42	—	42
Gain on mortgage repurchase	(191)	—	—	(191)
Unrealized gain on derivative instruments	(314)	—	—	(314)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(96,618)	108,816	(8)	12,190
Due from related parties, net	(1,010)	(4,821)	55	(5,776)
Other receivables, net	(987)	4,072	(44)	3,041
Prepaid expenses and other assets, net	(1,477)	203	1,159	(115)
Unsold Vacation Interests, net	9,867	441	—	10,308
Accounts payable	(2,848)	(376)	—	(3,224)
Due to related parties, net	73,925	(67,609)	(1,061)	5,255
Accrued liabilities	22,988	(4,440)	(101)	18,447
Income taxes receivable and payable	244	4,388	—	4,632
Deferred revenues	9,441	(809)	—	8,632
Net cash provided by operating activities	32,868	33,133	—	66,001
Investing activities:
Property and equipment capital expenditures	(4,357)	(1,196)	—	(5,553)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively	—	(30,722)	—	(30,722)
Disbursement of Tempus Note Receivable	—	(3,005)	—	(3,005)
Proceeds from sale of assets	1	1,880	—	1,881
Net cash used in investing activities	$(4,356)	$(33,043)	$—	$(37,399)

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(3,111)	$13,637	$—	$10,526
Proceeds from issuance of Senior Secured Notes, net of original issue discount of $10,570, $0, $0 and $10,570, respectively	414,430	—	—	414,430
Proceeds from issuance of securitization notes and Funding Facilities	—	54,100	—	54,100
Proceeds from issuance of notes payable	—	20,813	—	20,813
Payments on securitization notes and Funding Facilities	(7,530)	(82,696)	—	(90,226)
Payments on line of credit agreements	(397,609)	—	—	(397,609)
Payments on notes payable	(7,776)	(445)	—	(8,221)
Payments of debt issuance costs	(15,972)	(3,153)	—	(19,125)
Proceeds from equity investment	75,000	—	—	75,000
Repurchase of equity previously held by another minority institutional investor	(75,000)	—	—	(75,000)
Payments of costs related to issuance of common and preferred units	(2,888)	—	—	(2,888)
Payments for derivative instrument	(71)	—	—	(71)
Net cash (used in) provided by financing activities	(20,527)	2,256	—	(18,271)
Net increase in cash and cash equivalents	7,985	2,346	—	10,331
Effect of changes in exchange rates on cash and cash equivalents	—	(188)	—	(188)
Cash and cash equivalents, beginning of period	10,601	6,585	—	17,186
Cash and cash equivalents, end of period	$18,586	$8,743	$—	$27,329

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$26,089	$18,545	$—	$44,634
Cash paid for taxes, net of cash tax refunds (cash tax refunds, net of cash paid for taxes)	$233	$(5,747)	$—	$(5,514)
Purchase of assets in connection with the ILX Acquisition, net of $0, $0, $0 and $0 cash acquired, respectively:
Fair value of assets acquired	$—	$34,876	$—	$34,876
Cash paid	—	(30,722)	—	(30,722)
Liabilities assumed	$—	$4,154	$—	$4,154
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Priority returns and redemption premiums on preferred units	$17,654	$—	$—	$17,654
Insurance premiums financed through issuance of notes payable	$7,897	$—	$—	$7,897

CONSOLIDATING STATEMENT OF CASH FLOWS--Continued
Year ended December 31, 2010
(In thousands)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$10,064	$—	$10,064
Property and equipment, net reclassified to assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	$—	$588	$—	$588
Management contracts (intangible assets, net) reclassified to assets held for sale	$—	$587	$—	$587
Proceeds from issuance of ILXA Inventory Loan in transit	$—	$1,028	$—	$1,028

Condensed Consolidating Financial Statements Table [Table Text Block]
the following presentation is helpful to readers of this quarterly report.
CONDENSED CONSOLIDATING BALANCE SHEET March 31, 2013 (In thousands) (Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$11,736	$14,468	$—	$26,204
Cash in escrow and restricted cash	35,850	20,531	—	56,381
Mortgages and contracts receivable, net of allowance of $12,382, $72,525, $0 and $84,907, respectively	29,256	291,714	(3)	320,967
Due from related parties, net	126,407	34,482	(137,911)	22,978
Other receivables, net	23,628	12,109	—	35,737
Income tax receivable	4	25	—	29
Prepaid expenses and other assets, net	81,795	55,233	(14,262)	122,766
Unsold Vacation Interests, net	213,886	115,614	(29,012)	300,488
Property and equipment, net	30,089	24,966	—	55,055
Assets held for sale	—	4,886	—	4,886
Intangible assets, net	27,079	81,233	—	108,312
Total assets	$579,730	$655,261	$(181,188)	$1,053,803
Liabilities and Member Capital (Deficit):
Accounts payable	$6,809	$6,715	$—	$13,524
Due to related parties, net	80,860	171,263	(155,324)	96,799
Accrued liabilities	64,851	36,313	(1,144)	100,020
Income taxes payable	—	855	—	855
Deferred revenues	89,552	18,891	—	108,443
Senior Secured Notes, net of unamortized original issue discount of $8,253, $0, $0 and $8,253, respectively	416,747	—	—	416,747
Securitization notes and Funding Facilities, net of unamortized original issue discount of $0, $673, $0 and $673, respectively	—	278,928	—	278,928
Notes payable	6,569	130,976	—	137,545
Total liabilities	665,388	643,941	(156,468)	1,152,861

Member capital (deficit)	143,094	26,736	(14,262)	155,568
Accumulated deficit	(200,861)	(23,456)	(10,844)	(235,161)
Accumulated other comprehensive (loss) income	(27,891)	8,040	386	(19,465)
Total member (deficit) capital	(85,658)	11,320	(24,720)	(99,058)
Total liabilities and member capital (deficit)	$579,730	$655,261	$(181,188)	$1,053,803

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$26,262	$9,929	$(4,604)	$31,587
Consolidated resort operations	6,527	2,093	—	8,620
Vacation Interest sales, net of provision of $6,381, $291, $0 and $6,672, respectively	77,262	14,406	—	91,668
Interest	(93)	13,787	(439)	13,255
Other	10,272	10,963	(12,913)	8,322
Total revenues	120,230	51,178	(17,956)	153,452
Costs and Expenses:
Management and member services	9,667	3,805	(3,693)	9,779
Consolidated resort operations	6,113	1,609	—	7,722
Vacation Interest cost of sales	16,653	1,193	—	17,846
Advertising, sales and marketing	41,962	9,291	(894)	50,359
Vacation Interest carrying cost, net	4,525	4,768	(1,056)	8,237
Loan portfolio	2,232	2,795	(2,522)	2,505
Other operating	884	2,083	(2,599)	368
General and administrative	15,651	7,149	—	22,800
Depreciation and amortization	2,234	4,020	—	6,254
Interest expense	12,815	12,466	(439)	24,842
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)	—	(50)
Total costs and expenses	112,737	49,207	(11,203)	150,741
Income (loss) before provision for income taxes	7,493	1,971	(6,753)	2,711
Provision for income taxes	23	415	—	438
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net income (loss)	$7,470	$1,556	$(6,753)	$2,273
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	6,381	291	—	6,672
Amortization of capitalized financing costs and original issue discounts	654	1,220	—	1,874
Amortization of capitalized loan origination costs and net portfolio discounts	1,182	48	—	1,230
Depreciation and amortization	2,234	4,020	—	6,254
Impairments and other write-offs	—	79	—	79
Loss (gain) on disposal of assets	1	(51)		(50)
Loss on foreign currency exchange	—	61		61
Gain on insurance settlement	(2,203)			(2,203)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(3,450)	(12,607)	(1)	(16,058)
Due from related parties, net	727	(8,037)	9,399	2,089
Other receivables, net	8,959	3,234	—	12,193
Prepaid expenses and other assets, net	(31,255)	(33,232)	80	(64,407)
Unsold Vacation Interests, net	6,617	(158)	6,751	13,210
Accounts payable	(2,711)	827	—	(1,884)
Due to related parties, net	22,346	22,603	(9,397)	35,552
Accrued liabilities	(7,557)	4,585	(79)	(3,051)
Income taxes payable	898	191	—	1,089
Deferred revenues	9,900	5,515	—	15,415
Net cash provided by (used in) operating activities	20,193	(9,855)	—	10,338
Investing activities:
Property and equipment capital expenditures	(2,325)	(199)	—	(2,524)
Net cash used in investing activities	$(2,325)	$(199)	$—	$(2,524)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2013
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(12,114)	$(2,075)	$—	$(14,189)
Proceeds from issuance of securitization notes and Funding Facilities	—	127,680	—	127,680
Proceeds from issuance of notes payable	—	1,319	—	1,319
Payments on securitization notes and Funding Facilities	—	(105,151)	—	(105,151)
Payments on notes payable	(2,564)	(7,252)	—	(9,816)
Payments of debt issuance costs	74	(2,048)	—	(1,974)
Net cash (used in) provided by financing activities	(14,604)	12,473	—	(2,131)
Net increase in cash and cash equivalents	3,264	2,419	—	5,683
Effect of changes in exchange rates on cash and cash equivalents	—	(540)	—	(540)
Cash and cash equivalents, beginning of period	8,472	12,589	—	21,061
Cash and cash equivalents, end of period	$11,736	$14,468	$—	$26,204

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,273	$7,416	$—	$32,689
(Cash tax refunds, net of cash paid for taxes) cash paid for taxes, net of cash tax refunds	$(876)	$220	$—	$(656)

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$5,914	$—	$—	$5,914

CONDENSED CONSOLIDATING BALANCE SHEET December 31, 2012 (In thousands) (Audited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets:
Cash and cash equivalents	$8,472	$12,589	$—	$21,061
Cash in escrow and restricted cash	23,736	18,575	—	42,311
Mortgages and contracts receivable, net of allowance of $5,814, $77,970, $0 and $83,784, respectively	33,373	279,563	(4)	312,932
Due from related parties, net	129,135	27,083	(133,223)	22,995
Other receivables, net	30,384	15,665	—	46,049
Income tax receivable	902	25	—	927
Prepaid expenses and other assets, net	50,709	21,497	(14,182)	58,024
Unsold Vacation Interests, net	220,499	117,629	(22,261)	315,867
Property and equipment, net	29,510	25,610	—	55,120
Assets held for sale	—	5,224	—	5,224
Intangible assets, net	27,569	84,929	—	112,498
Total assets	$554,289	$608,389	$(169,670)	$993,008
Liabilities and Member Capital (Deficit):
Accounts payable	$9,520	$6,199	$—	$15,719
Due to related parties, net	59,496	155,203	(150,495)	64,204
Accrued liabilities	72,396	35,120	(1,065)	106,451
Income taxes payable	—	701	—	701
Deferred revenues	79,652	14,181	—	93,833
Senior Secured Notes, net of original issue discount of $8,509, $0, $0 and $8,509, respectively	416,491	—	—	416,491
Securitization notes and Funding Facilities, net of original issue discount of $0, $753, $0 and $753, respectively	—	256,302	—	256,302
Notes payable	3,219	134,687	—	137,906
Total liabilities	640,774	602,393	(151,560)	1,091,607

Member capital (deficit)	143,095	26,655	(14,182)	155,568
Accumulated deficit	(207,978)	(25,012)	(4,444)	(237,434)
Accumulated other comprehensive (loss) income	(21,602)	4,353	516	(16,733)
Total member (deficit) capital	(86,485)	5,996	(18,110)	(98,599)
Total liabilities and member capital (deficit)	$554,289	$608,389	$(169,670)	$993,008

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Management and member services	$23,079	$6,373	$(2,172)	$27,280
Consolidated resort operations	6,463	2,071	—	8,534
Vacation Interest sales, net of provision of $4,068, $47, $0 and $4,115, respectively	47,501	7,071	—	54,572
Interest	508	13,784	(636)	13,656
Other	6,841	3,752	(5,685)	4,908
Total revenues	84,392	33,051	(8,493)	108,950
Costs and Expenses:
Management and member services	6,671	2,738	(1,134)	8,275
Consolidated resort operations	5,516	1,566	—	7,082
Vacation Interest cost of sales	6,795	1,436	—	8,231
Advertising, sales and marketing	30,512	4,487	(180)	34,819
Vacation Interest carrying cost, net	5,352	4,313	(393)	9,272
Loan portfolio	2,131	2,033	(1,813)	2,351
Other operating	1,788	800	(1,430)	1,158
General and administrative	13,938	6,823	(1)	20,760
Depreciation and amortization	1,832	1,973	—	3,805
Interest expense	11,347	11,220	(636)	21,931
Impairments and other write-offs	11	(22)	—	(11)
Gain on disposal of assets	(1)	(71)	—	(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Total costs and expenses	85,892	37,245	(5,587)	117,550
Loss before provision for income taxes	(1,500)	(4,194)	(2,906)	(8,600)
Provision for income taxes	530	445	—	975
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Operating activities:
Net loss	$(2,030)	$(4,639)	$(2,906)	$(9,575)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for uncollectible Vacation Interest sales revenue	4,068	47		4,115
Amortization of capitalized financing costs and original issue discounts	573	933		1,506
Amortization of capitalized loan origination costs and net portfolio discounts (premiums)	671	(919)		(248)
Depreciation and amortization	1,832	1,973		3,805
Impairments and other write-offs	11	(22)		(11)
Gain on disposal of assets	(1)	(71)		(72)
Gain on bargain purchase from business combinations	—	(51)	—	(51)
Gain on foreign currency exchange	—	(29)	—	(29)
Gain on mortgage repurchase	(11)	—		(11)
Changes in operating assets and liabilities excluding acquisitions:
Mortgages and contracts receivable	(709)	75	—	(634)
Due from related parties, net	(12,491)	11,554	5,526	4,589
Other receivables, net	8,764	3,422	40	12,226
Prepaid expenses and other assets, net	(33,012)	(27,875)	833	(60,054)
Unsold Vacation Interests, net	2,016	(2,618)	2,056	1,454
Accounts payable	1,063	(1,283)	—	(220)
Due to related parties, net	30,379	25,138	(5,045)	50,472
Accrued liabilities	(5,504)	(358)	329	(5,533)
Income taxes payable	36	399	—	435
Deferred revenues	15,506	3,864	(833)	18,537
Net cash provided by operating activities	11,161	9,540	—	20,701
Investing activities:
Property and equipment capital expenditures	(1,675)	(210)	—	(1,885)
Proceeds from sale of assets	1	218	—	219
Net cash (used in) provided by investing activities	$(1,674)	$8	$—	$(1,666)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS — Continued
For the Three Months Ended March 31, 2012
(In thousands)
(Unaudited)

	Diamond Resorts Parent, LLC and Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Financing activities:
Changes in cash in escrow and restricted cash	$(8,310)	$(455)	$—	$(8,765)
Proceeds from issuance of securitization notes and Funding Facilities	—	30,607	—	30,607
Proceeds from issuance of notes payable	—	65	—	65
Payments on securitization notes and Funding Facilities	—	(35,765)	—	(35,765)
Payments on notes payable	(2,486)	(4,602)	—	(7,088)
Payments of debt issuance costs	1	(25)	—	(24)
Payments of costs related to issuance of common and preferred units	(8)	—	—	(8)
Net cash used in financing activities	(10,803)	(10,175)	—	(20,978)
Net decrease in cash and cash equivalents	(1,316)	(627)	—	(1,943)
Effect of changes in exchange rates on cash and cash equivalents	—	237	—	237
Cash and cash equivalents, beginning of period	10,836	9,061	—	19,897
Cash and cash equivalents, end of period	$9,520	$8,671	$—	$18,191

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	$25,615	$6,439	$—	$32,054
Cash paid for taxes, net of cash tax refunds	$498	$51	$—	$549

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Insurance premiums financed through issuance of notes payable	$6,043	$—	$—	$6,043
Unsold Vacation Interests, net reclassified to assets held for sale	$—	$18	$—	$18

Impairments and other write-ofs (Tables)	12 Months Ended
Dec. 31, 2012
Impairments and other write-offs [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
Impairment and other write-offs consist of the following for the year ended December 31 (in thousands):

	2012	2011	2010
European resorts held for sale (lower of cost or net realizable value)	$494	$670	$2,319
Intangible assets associated with an unprofitable European golf course	213	—	—
Abandoned information technology projects previously capitalized	183	362	—
Slow moving consumables inventory	119	192	—
Unrecoverable deposits on open market purchases of Vacation Interest Points	—	181	—
Write-down of an inventory recovery receivable related to a terminated HOA management contract	—	—	942
Other	—	167	69
Total impairments and other write-offs	$1,009	$1,572	$3,330

Background, Business and Basis of Presentation (Details) (USD $)	2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			14 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended
	Aug. 14, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	May 21, 2012	Jul. 02, 2011	Jan. 02, 2010	Dec. 31, 2009	Apr. 26, 2007	Mar. 31, 2013 Customer Contracts [Member]	Dec. 31, 2012 Customer Contracts [Member]	Mar. 31, 2013 Number of destinations [Domain]	Dec. 31, 2012 Number of destinations [Domain]	Mar. 31, 2013 All Countries [Domain]	Dec. 31, 2012 All Countries [Domain]	Mar. 31, 2013 Branded resort properties [Domain]	Dec. 31, 2012 Branded resort properties [Domain]	Mar. 31, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Mar. 31, 2013 Cruise Itineraries [Domain]	Dec. 31, 2012 Cruise Itineraries [Domain]	Sep. 30, 2012 Mini-Vacations and Sampler Programs revenue [Member]	Aug. 13, 2010 Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] Restricted Subsidiaries [Member]	Jul. 02, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Jun. 30, 2012 Tempus Acquisition [Member]	May 21, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Jun. 30, 2011 Tempus Acquisition [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2012 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member] Tempus Acquisition Loan [Member]	Aug. 31, 2011 ILX Acquisition [Member]	Aug. 31, 2010 ILX Acquisition [Member]	Dec. 31, 2012 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2011 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2010 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid																																	$ 104,915,000		$ 104,915,000		$ 51,635,000	$ 51,635,000		$ 6,543,000		$ 30,722,000	$ 30,722,000		$ 30,722,000
Term of Programs					36 months																							18 months
Other Parent Company Disclosures							44									490000	490000	295	263	32	28	80	79	211	180	four	four
Debt Instrument, Interest Rate, Stated Percentage											10.00%	10.00%	12.00%																12.00%	12.00%	18.00%
Prior Period Reclassification Adjustment			500,000					2,100,000	2,000,000																							1,000,000
Net Cash Provided by (Used in) Operating Activities		10,338,000	20,701,000			9,292,000	24,600,000	9,292,000	66,001,000
Cash and Cash Equivalents, at Carrying Value		26,204,000	18,191,000				21,061,000	19,897,000	27,329,000					17,186,000
Proceeds from Issuance or Sale of Equity				62,400,000					75,000,000
Other Ownership Interests, Contributed Capital															7,100,000
Priority Returns and Redemption Premiums on Preferred Units	17.00%									16.50%
Common Stock, Par or Stated Value Per Share							$ 16
Financing Receivable, Credit Quality, Additional Information					.10
Business Acquisition, Purchase Price Allocation, Liabilities Assumed																																			1,200,000				1,700,000	8,800,000			4,000,000	4,154,000		4,000,000
Business Combination, Consideration Transferred																																		$ 51,635,000	$ 104,915,000	$ 104,900,000				$ 9,879,000	$ 6,600,000	$ 30,722,000	$ 30,722,000

Background, Business and Basis of Presentation Background, Business and Basis of Presentation (Details) (USD $)	2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended				14 Months Ended	15 Months Ended	36 Months Ended	60 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	60 Months Ended
	Aug. 14, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2007	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2008	Sep. 30, 2011	Dec. 31, 2012	Sep. 30, 2011	Dec. 31, 2012	May 21, 2012	Jul. 02, 2011	Jan. 02, 2010	Apr. 26, 2007	Mar. 31, 2013 Customer Contracts [Member]	Dec. 31, 2012 Customer Contracts [Member]	Mar. 31, 2013 Cruise Itineraries [Domain]	Dec. 31, 2012 Cruise Itineraries [Domain]	Mar. 31, 2013 Branded resort properties [Domain]	Dec. 31, 2012 Branded resort properties [Domain]	Mar. 31, 2013 Multi-resorts (the Collections) [Member]	Dec. 31, 2012 sales centers across the globe [Domain]	Dec. 31, 2012 Asset Management [Member]	Mar. 31, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Mar. 31, 2013 Number of Resorts in St.Maarten [Domain]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Weighted Average [Member]	Dec. 31, 2012 541613 Marketing Consulting Services [Member]	Dec. 31, 2012 Number of locations for independent sales org. [Domain]	Dec. 31, 2012 Financing Receivable [Member]	Mar. 31, 2013 Number of destinations [Domain]	Dec. 31, 2012 Number of destinations [Domain]	Mar. 31, 2013 All Countries [Domain]	Dec. 31, 2012 All Countries [Domain]	Aug. 13, 2010 Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] Restricted Subsidiaries [Member]	Sep. 30, 2012 Mini-Vacations and Sampler Programs revenue [Member]	Dec. 31, 2012 Weighted Average [Member]	Dec. 31, 2012 Weighted Average [Member]
Term of Programs					36 months																																							18 months
Preferred Stock, Dividend Rate, Percentage	17.00%									16.50%
Debt Instrument, Interest Rate, Stated Percentage														10.00%	10.00%	12.00%																										12.00%	12.00%
Proceeds from Issuance or Sale of Equity				$ 62,400,000				$ 75,000,000
Other Ownership Interests, Contributed Capital																	7,100,000
Common Stock, Par or Stated Value Per Share						$ 16					$ 16		$ 16
Other Parent Company Disclosures						44												490000	490000	four	four	80	79	seven	50	9274	211	180	two						38	12		295	263	32	28
Termloanseligibletocustomers													10
Financing Receivable, Credit Quality, Additional Information					.10																																								707	758
Financed receivables - voi sales									67.00%		69.30%	34.60%
Percentage of minimum downpayment for initial investment		10.00%
Percentage of minimum downpayment for initial investment						18.30%
Average Initial Equity Contribution for new VOI purchases						30.70%
Average Combined Cash and Equity Contribution						49.00%
Company's loan portfolio						56,000					56,000		56,000
Financing Receivable, Gross						0	364,686,000				0		0
Company's loan portfolio - loans, current						41,000					41,000		41,000
Average balance of financing receivables not in default						9,200					9,200		9,200
Company's loan portfolio - loans, defaulted						15,000					15,000		15,000
Average balance of outstanding financing receivables- defaulted						9,100					9,100		9,100
Contract Receivable, Due after One Year, Weighted Average Interest Rate		15.70%				15.70%	15.90%				15.70%		15.70%																								15.90%
Weighted average financing receivables defaulted						16.60%					16.60%		16.60%
Owner-familieswithoutstanding loans-percent						8.40%					8.40%		8.40%
Property Management Fee, Percent Fee																														10.00%	10.00%	15.00%	15.00%	14.60%
Terms of management contracts European collection		40
PVCpercentageofmembershipinterest		90.00%
Prior Period Reclassification Adjustment			$ 500,000				$ 2,100,000	$ 2,000,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Time Share Revenue	$ 98,340,000	$ 58,687,000	$ 318,555,000	$ 211,321,000	$ 214,764,000
Provision for Uncollectible Vacation Interest Sales Revenue	(6,672,000)	(4,115,000)	(25,457,000)	(16,562,000)	(12,655,000)
Vacation Interest Net	91,668,000	54,572,000	293,098,000	194,759,000	202,109,000
Percentage of minimum downpayment for initial investment	10.00%
Advertising Expense			$ 5,500,000	$ 4,500,000	$ 1,900,000

Concentrations of Risk (Details) (USD $)	3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 28, 2012	Oct. 22, 2012	Sep. 01, 2012	Jul. 20, 2012	Jun. 20, 2012	Jul. 30, 2010	Jul. 02, 2010	Mar. 31, 2013 CALIFORNIA	Dec. 31, 2012 CALIFORNIA	Mar. 31, 2013 ARIZONA	Dec. 31, 2012 ARIZONA	Mar. 31, 2013 NEW YORK	Dec. 31, 2012 NEW YORK	Mar. 31, 2013 FLORIDA	Dec. 31, 2012 FLORIDA	Apr. 11, 2013 Conduit 2008 [Member]	Mar. 31, 2013 Conduit 2008 [Member]	Dec. 31, 2012 Conduit 2008 [Member]	Oct. 14, 2011 Conduit 2008 [Member]	Aug. 31, 2010 Conduit 2008 [Member]	Oct. 15, 2009 Conduit 2008 [Member]	Mar. 27, 2009 Conduit 2008 [Member]	Nov. 03, 2008 Conduit 2008 [Member]
Concentration Risk, Geographic										.258	.215	.093	.086	.052	.065	.051	.052
Concentration Risk, Market Risk	.050	0.05
Derivative, Cap Interest Rate			5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Derivative Asset, Notional Amount			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 30,000,000
Derivative Asset, Fair Value, Gross Asset	0
Secured Debt																		$ 125,000,000	$ 23,600,000	$ 75,000,000	$ 75,000,000	$ 64,600,000	$ 73,400,000	$ 200,000,000	$ 215,400,000

Cash in Escrow and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash in Escrow and Restricted Cash [Abstract]
Funds Held for Clients	$ 16,956	$ 11,617	$ 8,837
Cash and Securities Segregated under Other Regulations	20,735	15,416	15,002
Assets Held-in-trust	9,176	6,040	4,779
Replacement Reserve Escrow	8,572	8,134	3,855
Restricted Cash and Investments	942	1,104	1,515
Restricted Cash and Cash Equivalents	$ 56,381	$ 42,311	$ 33,988

Cash in Escrow and Restricted Cash Cash in Escrow and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and Securities Segregated under Other Regulations	$ 20,735	$ 15,416	$ 15,002
Funds Held for Clients	16,956	11,617	8,837
Assets Held-in-trust	9,176	6,040	4,779
Replacement Reserve Escrow	8,572	8,134	3,855
Restricted Cash and Investments	942	1,104	1,515
Restricted Cash and Cash Equivalents	$ 56,381	$ 42,311	$ 33,988

Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended																															3 Months Ended					9 Months Ended				3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended
	May 21, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Apr. 26, 2007	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 FICO Score Greater Than 799 [Member]	Dec. 31, 2012 FICO Score Greater Than 799 [Member]	Dec. 31, 2011 FICO Score Greater Than 799 [Member]	Mar. 31, 2013 FICO Score, 700 to 799 [Member]	Dec. 31, 2012 FICO Score, 700 to 799 [Member]	Dec. 31, 2011 FICO Score, 700 to 799 [Member]	Mar. 31, 2013 FICO Score, 600 to 699 [Member]	Dec. 31, 2012 FICO Score, 600 to 699 [Member]	Dec. 31, 2011 FICO Score, 600 to 699 [Member]	Mar. 31, 2013 FICO Score Less Than 600 [Member]	Dec. 31, 2012 FICO Score Less Than 600 [Member]	Dec. 31, 2011 FICO Score Less Than 600 [Member]	Mar. 31, 2013 No FICO Score [Member]	Dec. 31, 2012 No FICO Score [Member]	Dec. 31, 2011 No FICO Score [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Acquired Mortgages [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Acquired Mortgages [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Acquired Mortgages [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Contributed Mortgages [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Contributed Mortgages [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Contributed Mortgages [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Originated Mortgages [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Originated Mortgages [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Originated Mortgages [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Purchased Mortgages [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Purchased Mortgages [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Purchased Mortgages [Member]	Mar. 31, 2013 Tempus Acquisition [Member]	Mar. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Jul. 03, 2011 Tempus Acquisition [Member]	Sep. 30, 2012 PMR Acquisition [Member]	Sep. 30, 2011 PMR Acquisition [Member]	Mar. 31, 2013 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Mar. 31, 2012 Tempus Acquisition [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member]	Mar. 31, 2012 Unrestricted Subsidiaries [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Mar. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Dec. 31, 2010 Restricted Subsidiaries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross				$ 0	$ 364,686,000									$ 31,341,000	$ 31,199,000	$ 24,215,000	$ 186,675,000	$ 181,456,000	$ 158,356,000	$ 130,332,000	$ 127,423,000	$ 124,206,000	$ 24,241,000	$ 24,686,000	$ 32,455,000	$ 20,622,000	$ 22,490,000	$ 25,454,000				$ 27,393,000	$ 30,721,000	$ 44,638,000	$ 1,034,000	$ 1,337,000	$ 3,226,000	$ 305,817,000	$ 290,264,000	$ 224,561,000	$ 58,967,000	$ 64,932,000	$ 92,261,000
Contractual Obligation, Due in Next Twelve Months				41,938,000
Contractual Obligation, Due in Second Year				43,947,000
Contractual Obligation, Due in Third Year				45,503,000
Contractual Obligation, Due in Fourth Year				44,971,000
Contractual Obligation, Due in Fifth Year				42,809,000
Contractual Obligation, Due after Fifth Year				168,086,000
Amortization of Financing Costs		1,500,000	1,200,000	5,000,000	5,000,000		2,500,000
Time Sharing Transactions, Deferred Profit Affect on Provision		500,000	100,000	600,000	500,000
Collateralized Financings		347,800,000		340,400,000	333,000,000
Financingreceivable,netofallowance		393,211,000		387,254,000	364,686,000
Allowance Adjustment For Doubtful Accounts				3,174,000	49,149,000																																																10,400,000					0	(10,380,000)	(10,379,000)
Deferred Finance Costs, Net		5,084,000		4,810,000	2,826,000
Defaulted Mortgage inventory Value		10,907,000	3,700,000	10,512,000	10,151,000
Time Sharing Transactions, Allowance for Uncollectible Accounts on Receivables Sold with Recourse		(84,907,000)		(83,784,000)	(94,478,000)																								(84,907,000)	(83,784,000)	(94,478,000)
Allowances for Mortgage and Contract Receivables		(84,907,000)	(82,137,000)	(83,784,000)	(94,478,000)	(55,151,000)
Time Sharing Transactions, Deferred Profit		(3,533,000)		(6,113,000)	(5,756,000)
Provision for Doubtful Accounts		6,672,000	4,115,000	25,457,000	16,562,000																																																							25,457,000	16,562,000	12,655,000
Provision for Uncollectible Vacation Interest Sales Revenue		6,672,000	4,115,000	25,457,000	16,562,000	12,655,000																																																				6,476,000	4,115,000	26,539,000	17,103,000
Allowance for Doubtful Accounts Receivable, Charge-offs																																																										(6,403,000)	(10,070,000)	(37,297,000)	(34,327,000)
Valuation Allowances and Reserves, Recoveries		1,073,000	3,980,000	7,250,000	7,401,000
Foreign Currency Transaction Gain (Loss), Unrealized																																																						(23,000)	14,000	19,000	1,000
Financing Receivable, Net		320,967,000		312,932,000	283,302,000
Financing Receivable, Net		0.00%		0.00%
Contract Receivable, Due after One Year, Highest Interest Rate		21.50%		21.50%
Mortgage Loans on Real Estate, Periodic Payment Terms										one	one	fifteen	fifteen
Debt, Weighted Average Interest Rate		15.70%		15.70%	15.90%
Initiation of cancellation or foreclosure proceedings											90		180
Financing Receivable, Credit Quality, Additional Information		2.80%		2.60%	3.90%
Amortization		1,200,000	700,000	3,300,000	2,800,000	3,400,000
Amortization of Receivable Discount (Premium)	40,000		0	200,000	300,000	400,000																																						0	900,000				200,000	1,100,000
Receivable with Imputed Interest, Discount		(311,000)		(300,000)	(489,000)				(3,300,000)
Receivable with Imputed Interest, Premium		516,000	6,700,000	564,000				6,362,000																																				400,000		500,000	6,400,000	800,000			100,000	100,000
Deferred Revenue, Additions		$ 300,000	$ 100,000

Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from Related Parties	$ 22,978	$ 22,995	$ 28,265
Due to Related Parties	96,799	64,204	55,522
Homeowners' Association [Member]
Related Party Transaction [Line Items]
Due from Related Parties	16,354	13,346	12,163
Due to Related Parties	49,890	33,441	34,796
Other Related Parties [Member]
Related Party Transaction [Line Items]
Due from Related Parties	667	679	429
Due to Related Parties	203	200	292
Trust [Member]
Related Party Transaction [Line Items]
Due from Related Parties	5,957	8,970	15,673
Due to Related Parties	$ 46,706	$ 30,563	$ 20,434

Transactions with Related Parties Related Party Transactions (Details) (USD $)	12 Months Ended																	3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended	3 Months Ended	7 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	May 21, 2012	Jul. 02, 2011	Nov. 23, 2010	Jan. 02, 2010	Mar. 31, 2013 Homeowners' Association [Member]	Dec. 31, 2012 Homeowners' Association [Member]	Dec. 31, 2011 Homeowners' Association [Member]	Mar. 31, 2013 Trust [Member]	Dec. 31, 2012 Trust [Member]	Dec. 31, 2011 Trust [Member]	Mar. 31, 2013 Other Related Parties [Member]	Dec. 31, 2012 Other Related Parties [Member]	Dec. 31, 2011 Other Related Parties [Member]	Mar. 31, 2012 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition Loan [Member]	Jul. 02, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Pre Acquisition Tempus Acquisition [Member]	Nov. 23, 2010 Pre Acquisition Tempus Acquisition [Member]	Mar. 31, 2013 Tempus Acquisition [Member]	Mar. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Mar. 31, 2013 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Oct. 05, 2012 Sales Commissions and Fees [Member] Aegean Blue Acquisition [Member]	Jul. 02, 2011 Sales Commissions and Fees [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Due from related parties [Domain] PMR Acquisition [Member]	May 21, 2012 Due from related parties [Domain] PMR Acquisition [Member]	Jun. 30, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 Due from related parties [Domain] Tempus Acquisition [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 64,204,000	$ 55,522,000		$ 96,799,000					$ 49,890,000	$ 33,441,000	$ 34,796,000	$ 46,706,000	$ 30,563,000	$ 20,434,000	$ 203,000	$ 200,000	$ 292,000
Due from Related Parties	22,995,000	28,265,000		22,978,000					16,354,000	13,346,000	12,163,000	5,957,000	8,970,000	15,673,000	667,000	679,000	429,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed																														8,800,000	1,700,000	1,200,000	600,000	2,673,000
Management Fees Revenue	37,900,000	33,200,000	28,400,000
Property Management Fee Revenue	30,300,000	23,800,000	19,700,000
Leveraged Buyout, Ownership Interest of New Investors	21.10%
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables																																			2,067,000	2,067,000	4,000	4,000
Debt Instrument, Face Amount							1,500,000														41,100,000		8,000,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%	10.00%		12.00%													18.00%		0.00%
Debt Instrument, Periodic Payment, Interest																						200,000		1,200,000	1,100,000	2,000,000	4,200,000	1,500,000	3,900,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year																							6,500,000
Debt Instrument, Periodic Payment, Principal																		$ 1,400,000	$ 0	$ 100,000				$ 2,600,000		$ 3,100,000	$ 9,300,000	$ 2,200,000	$ 5,000,000

Other Receivables, Net Other receivables (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	May 21, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	$ 2,341	$ 2,239		$ 0
Interest Receivable	4,177	4,398		4,730
Other Receivables, Gross, Current	2,239	2,634		2,365
Other Receivables, Net, Current	35,737	46,049		35,053
THE Club dues receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	6,389	22,012		20,342
Hospitality and Management Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	4,067	2,935		3,651
Mini-Vacations and Sampler Programs revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	9,871	9,512	2,643	2,261
Owner maintenance fees for St Maarten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	4,380	2,230		1,197
Insurance Claims [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	2,257	54		171
The Club conversion receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, Net, Current	$ 16	$ 35		$ 336

Prepaid Expenses and Other Assets, Net (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Unamortized maintenance fees	$ 49,394,000		$ 0
Amortization of Financing Costs	1,500,000	1,200,000	5,000,000	5,000,000	2,500,000
Deferred Finance Costs, Current, Net	22,596,000		22,143,000	24,607,000
Deferred Sales Commission	8,595,000		8,118,000	3,756,000
Prepaid maintenance fees	1,444,000		4,208,000	1,865,000
Unamortized Exchange Fees	6,858,000		0
Other Inventory, in Transit, Gross	5,578,000		3,262,000	2,238,000
Deposits Assets	3,254,000		3,228,000	8,892,000
Prepaid Insurance	4,312,000		2,382,000	2,179,000
Prepaid Expense, Current	7,289,000		3,881,000	3,328,000
Advances on Inventory Purchases	3,789,000		3,299,000	2,580,000
Prepaid professional fees	1,823,000		1,231,000	262,000
Prepaid Advertising	1,054,000		614,000	340,000
Assets Held-for-sale, Other, Noncurrent	494,000		526,000	505,000
Prepaid Rent	635,000		296,000	269,000
Other Prepaid Expense, Current	5,651,000		4,836,000	2,656,000
Prepaid Expense and Other Assets	$ 122,766,000		$ 58,024,000	$ 53,477,000

Prepaid Expenses and Other Assets, Net (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 DROT 2013 [Member]	Mar. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Mar. 31, 2013 DROT 2009 Notes [Member]	Dec. 31, 2012 DROT 2009 Notes [Member]	Dec. 31, 2011 DROT 2009 Notes [Member]	Dec. 31, 2012 DPM Guggenheim Loan [Member]	Mar. 31, 2013 DROT 2011 Notes [Member]	Dec. 31, 2012 DROT 2011 Notes [Member]	Dec. 31, 2011 DROT 2011 Notes [Member]	Dec. 31, 2011 Tempus Guggenheim Loan [Member]	Mar. 31, 2013 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Conduit 2008 [Member]	Dec. 31, 2011 Conduit 2008 [Member]	Dec. 31, 2011 Quorum Facility [Member]	Mar. 31, 2013 ILXA Receivables Loan [Member]	Dec. 31, 2012 ILXA Receivables Loan [Member]	Dec. 31, 2011 ILXA Receivables Loan [Member]	Mar. 31, 2013 Tempus Inventory Loan [Member]	Dec. 31, 2012 Tempus Inventory Loan [Member]	Dec. 31, 2011 Tempus Inventory Loan [Member]	Mar. 31, 2013 PMR Acquisition [Member]	Aug. 31, 2010 Other Assets [Member] ILX Acquisition [Member]	Jun. 30, 2012 Other Assets [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] PMR Acquisition [Member]	Oct. 05, 2012 Other Assets [Member] Aegean Blue Acquisition [Member]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Unamortized maintenance fees	$ 49,394,000		$ 0
Deferred Finance Costs, Current, Net	22,596,000		22,143,000	24,607,000
Deferred Sales Commission	8,595,000		8,118,000	3,756,000
Prepaid Expense, Current	7,289,000		3,881,000	3,328,000
Unamortized Exchange Fees	6,858,000		0
Other Inventory, in Transit, Gross	5,578,000		3,262,000	2,238,000
Deposits Assets	3,254,000		3,228,000	8,892,000
Prepaid Insurance	4,312,000		2,382,000	2,179,000
Advances on Inventory Purchases	3,789,000		3,299,000	2,580,000
Prepaid professional fees	1,823,000		1,231,000	262,000
Prepaid maintenance fees	1,444,000		4,208,000	1,865,000
Amortization of Financing Costs	1,500,000	1,200,000	5,000,000	5,000,000		2,500,000
Payments of Debt Issuance Costs	1,974,000	24,000	2,583,000	5,533,000	19,125,000		2,000,000	12,800,000	13,200,000	14,700,000	2,900,000	3,300,000	4,800,000	2,300,000	1,400,000	1,500,000	1,900,000	1,400,000	1,100,000	1,200,000	300,000	1,200,000	100,000	200,000	300,000	500,000	100,000	100,000	100,000	2,100,000
Prepaid Expenses and Other Assets																															334,000	1,322,000	1,423,000	340,000	315,000	947,000
Prepaid Advertising	1,054,000		614,000	340,000
Prepaid Rent	635,000		296,000	269,000
Assets Held-for-sale, Other, Noncurrent	494,000		526,000	505,000
Other Prepaid Expense, Current	5,651,000		4,836,000	2,656,000
Prepaid Expense and Other Assets	$ 122,766,000		$ 58,024,000	$ 53,477,000

Unsold Vacation Interests, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory, Gross				$ 256,805	$ 190,565
Transfersfromassetstobedisposedbutnotactivelymarketed			0	1,589	0
other	275	(88)	704	(325)
Inventory, Net	300,488	256,525	315,867	256,805
Completed unsold Vacation Interests, net	252,455		268,007	221,062
Undeveloped Land	38,872		38,786	31,553
Vacation Interest Construction in Progress	9,161		9,074	4,190
Deferred Inventory Recovery	686	3,226	3,415	5,259
Transfers from assets held for sale			(431)	2,750
Vacationinterestscostofsales	(17,846)	(8,231)	(32,150)	9,695
Purchases in connection with Business combinations			33,888	23,125
Open market and bulk purchases	400	271	4,988	1,794
Interest Costs Capitalized	745	733	2,830	2,861
Construction in progress	452	231	2,067	1,749
Europe [Member]
Inventory, Net	39,814		40,515	23,084
Deferred Inventory Recovery	849	2,453	15,469	6,272
Inventories [Member]
effect on foreign currency translation	$ (1,952)	$ 1,121	$ 1,280	$ (543)

Unsold Vacation Interests, Net (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2012 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2010 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Jun. 30, 2012 Inventories [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Inventories [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Inventories [Member] PMR Acquisition [Member]	May 21, 2012 Inventories [Member] PMR Acquisition [Member]	Mar. 31, 2013 Europe [Member]	Mar. 31, 2012 Europe [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]	Mar. 31, 2013 NORTH AMERICA [Domain]	Mar. 31, 2012 NORTH AMERICA [Domain]	Dec. 31, 2012 NORTH AMERICA [Domain]	Dec. 31, 2011 NORTH AMERICA [Domain]	Mar. 31, 2013 Inventories [Member]	Mar. 31, 2012 Inventories [Member]	Dec. 31, 2012 Inventories [Member]	Dec. 31, 2011 Inventories [Member]
Business Acquisition [Line Items]
Inventory, Net	$ 300,488,000	$ 256,525,000	$ 315,867,000	$ 256,805,000									$ 39,814,000		$ 40,515,000	$ 23,084,000	$ 260,674,000		$ 275,352,000	$ 233,721,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables							10,100,000			22,745,000		36,221,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory						3,500,000		10,100,000	23,100,000		30,400,000
Inventory, Gross				256,805,000	190,565,000
Vacationinterestscostofsales	(17,846,000)	(8,231,000)	(32,150,000)	9,695,000
Purchases in connection with Business combinations			33,888,000	23,125,000
Deferred Inventory Recovery	686,000	3,226,000	3,415,000	5,259,000									849,000	2,453,000	15,469,000	6,272,000	(455,000)	4,000	27,002,000	12,014,000
Open market and bulk purchases	400,000	271,000	4,988,000	1,794,000
Accrued Bulk Purchases	1,467,000	0
Real Estate Inventory, Capitalized Interest Costs Incurred	745,000	733,000	2,830,000	2,861,000
Construction in progress	452,000	231,000	2,067,000	1,749,000
Transfers from assets held for sale			(431,000)	2,750,000
Transfersfromassetstobedisposedbutnotactivelymarketed			0	1,589,000	0
effect on foreign currency translation																					(1,952,000)	1,121,000	1,280,000	(543,000)
other	$ 275,000	$ (88,000)	$ 704,000	$ (325,000)

Property and Equipment, Net (Details) (USD $)	3 Months Ended		12 Months Ended																					3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Land and Land Improvements [Member]	Dec. 31, 2012 Land and Land Improvements [Member]	Dec. 31, 2011 Land and Land Improvements [Member]	Mar. 31, 2013 Building and Building Improvements [Member]	Dec. 31, 2012 Building and Building Improvements [Member]	Dec. 31, 2011 Building and Building Improvements [Member]	Mar. 31, 2013 Furniture and office equipment [Domain]	Dec. 31, 2012 Furniture and office equipment [Domain]	Dec. 31, 2011 Furniture and office equipment [Domain]	Mar. 31, 2013 Software [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2011 Software [Member]	Mar. 31, 2013 Computer Equipment [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2011 Computer Equipment [Member]	Mar. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]	Mar. 31, 2013 Minimum [Member] Land, Buildings and Improvements [Member]	Mar. 31, 2013 Minimum [Member] Furniture and Fixtures [Member]	Mar. 31, 2013 Maximum [Member] Land, Buildings and Improvements [Member]	Mar. 31, 2013 Maximum [Member] Furniture and Fixtures [Member]	Dec. 31, 2012 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 95,887,000		$ 93,693,000	$ 78,410,000		$ 16,824,000	$ 16,828,000	$ 16,819,000	$ 33,172,000	$ 32,932,000	$ 29,032,000	$ 16,054,000	$ 16,180,000	$ 12,832,000	$ 18,645,000	$ 17,370,000	$ 11,428,000	$ 10,789,000	$ 10,358,000	$ 7,954,000	$ 403,000	$ 25,000	$ 345,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(40,832,000)		(38,573,000)	(30,233,000)
Property, Plant and Equipment, Net	55,055,000		55,120,000	48,177,000
Depreciation	2,400,000	1,900,000	8,400,000	7,400,000	7,000,000
Property, Plant and Equipment, Estimated Useful Lives																								four	three	forty	seven
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																												$ 733,000	$ 1,408,000

Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	$ 159,791	$ 160,555	$ 105,598
Finite-Lived Intangible Assets, Accumulated Amortization	(51,479)	(48,057)	(37,489)
Finite-Lived Intangible Assets, Net	108,312	112,498	68,109
Asset Management [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	117,107	117,672	75,043
Finite-Lived Intangible Assets, Accumulated Amortization	(22,853)	(20,931)	(14,072)
Finite-Lived Intangible Assets, Net	94,254	96,741	60,971
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	37,842	38,017	29,325
Finite-Lived Intangible Assets, Accumulated Amortization	(27,729)	(26,348)	(23,032)
Finite-Lived Intangible Assets, Net	10,113	11,669	6,293
Distribution Rights [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	4,842	4,866	1,230
Finite-Lived Intangible Assets, Accumulated Amortization	(897)	(778)	(385)
Finite-Lived Intangible Assets, Net	$ 3,945	$ 4,088	$ 845

Intangible Assets, Net (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]
Goodwill [Line Items]
Intangible assets						$ 48,933,000	$ 45,100,000
Amortization expense management contracts	2178	1375	6863	4699	2962
Accumulated Amortization Other Intangibles	1638	522	3622	1890	2023
2013	13,300,000		13,300,000
2014	12,000,000		12,700,000
2015	8,500,000		10,000,000
2016	7,400,000		7,600,000
2017	$ 6,500,000		$ 6,800,000

Assets Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Assets Held for Sale [Abstract]
Assets-Held-for-Sale Reclassified to Other Intangibles	$ (1,400,000)
Assets Held-for-sale, Long Lived	5,224,000	4,886,000	5,517,000
Other Assets Held-for-sale	$ 1,366,000	$ 1,300,000	$ 3,400,000

Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010 ILX Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Accrued interest	$ 11,684	$ 23,627	$ 20,618
Accrued payroll and related	21,547	22,313	18,947
Accrued marketing expenses	10,675	12,189	4,706
Accrued commissions	11,570	12,021	5,951
Accrued other taxes	6,763	7,165	6,903
Accrued professional fees	6,797	5,472	2,046
Accrued insurance	3,321	4,983	1,478
Accrued liability related to business combinations	3,301	3,400	0
Accrued operating lease liabilities	3,670	3,438	2,092
Deposits on pending sale of assets	3,615	2,693	1,158
Accrued call center costs	1,715	2,060	1,173
Accrued exchange company fees	9,021	1,209	1,044
Accrued contingent litigation liabilities	1,244	1,102	1,184
Other	5,097	4,779	3,026
Total accrued liabilities	100,020	106,451	70,326
Liabilities Assumed				$ 4,000	$ 1,200	$ 1,700	$ 8,800

Deferred Revenues (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Mini-Vacations and Sampler Programs revenue [Member]	Dec. 31, 2012 Mini-Vacations and Sampler Programs revenue [Member]	Dec. 31, 2011 Mini-Vacations and Sampler Programs revenue [Member]	Mar. 31, 2013 Maintenace and Reserve Fee Revenue [Member]	Dec. 31, 2012 Maintenace and Reserve Fee Revenue [Member]	Dec. 31, 2011 Maintenace and Reserve Fee Revenue [Member]	Mar. 31, 2013 Annual Membership Fees [Member]	Dec. 31, 2012 Annual Membership Fees [Member]	Dec. 31, 2011 Annual Membership Fees [Member]	Mar. 31, 2013 Deferred Revenue from and Exchange Company [Domain]	Dec. 31, 2012 Deferred Revenue from and Exchange Company [Domain]	Dec. 31, 2011 Deferred Revenue from and Exchange Company [Domain]	Mar. 31, 2013 Accrued Guest Deposits [Domain]	Dec. 31, 2012 Accrued Guest Deposits [Domain]	Dec. 31, 2011 Accrued Guest Deposits [Domain]	Mar. 31, 2013 Unbilled Revenues [Member]	Dec. 31, 2012 Unbilled Revenues [Member]	Dec. 31, 2011 Unbilled Revenues [Member]	Mar. 31, 2013 Amenity Fee Revenue [Domain]	Dec. 31, 2012 Amenity Fee Revenue [Domain]	Dec. 31, 2011 Amenity Fee Revenue [Domain]	Mar. 31, 2013 Management Fees and Allocation Revenue [Domain]	Dec. 31, 2012 Management Fees and Allocation Revenue [Domain]	Oct. 05, 2012 Aegean Blue Acquisition [Member]
Deferred Revenue Arrangement [Line Items]
Business Acquisition, Purchase Price Allocation, Current Liabilities, Deferred Revenue																											$ 400,000
Recognition of Deferred Revenue	5,000,000
Deferred Revenue	$ 93,833,000	$ 108,443,000	$ 70,774,000	$ 38,572,000	$ 33,633,000	$ 16,954,000	$ 30,642,000	$ 13,335,000	$ 11,508,000	$ 31,015,000	$ 41,097,000	$ 38,124,000	$ 2,193,000	$ 2,350,000	$ 2,787,000	$ 2,777,000	$ 2,100,000	$ 659,000	$ 1,013,000	$ 958,000	$ 742,000	$ 1,818,000	$ 0	$ 0	$ 413,000	$ 360,000

Borrowings (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			48 Months Ended														0 Months Ended	12 Months Ended	0 Months Ended								48 Months Ended			0 Months Ended				12 Months Ended								0 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended	15 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2015	May 21, 2012	Jul. 02, 2011	Nov. 23, 2010	Jan. 02, 2010	Dec. 31, 2009	Aug. 31, 2010 ILXA Receivables Loan [Member]	Mar. 31, 2013 Notes Payable - Property Insurance Policy [Member]	Dec. 31, 2012 Notes Payable - Property Insurance Policy [Member]	Oct. 15, 2009 DROT 2009 Notes [Member]	Apr. 27, 2011 DROT 2011 Notes [Member]	Mar. 31, 2013 ILXA Inventory Loan [Member]	Aug. 31, 2010 ILXA Inventory Loan [Member]	Nov. 23, 2010 Pre Acquisition Tempus Acquisition [Member]	Jul. 02, 2011 Notes Payable-RFA fees [Member]	Dec. 31, 2012 Notes Payable-RFA fees [Member]	Apr. 28, 2011 Quorum Facility [Member]	Mar. 31, 2013 Quorum Facility [Member]	Dec. 31, 2012 Quorum Facility [Member]	Sep. 30, 2012 Quorum Facility [Member]	Apr. 27, 2012 Quorum Facility [Member]	Apr. 30, 2010 Quorum Facility [Member]	Sep. 30, 2012 Tempus Inventory Loan [Member]	Jul. 02, 2011 Tempus Inventory Loan [Member]	Aug. 13, 2014 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Aug. 13, 2010 Senior Notes [Member]	Apr. 11, 2013 Conduit 2008 [Member]	Oct. 14, 2011 Conduit 2008 [Member]	Apr. 28, 2011 Conduit 2008 [Member]	Oct. 16, 2009 Conduit 2008 [Member]	Apr. 12, 2014 Conduit 2008 [Member]	Mar. 31, 2013 Conduit 2008 [Member]	Dec. 31, 2012 Conduit 2008 [Member]	Aug. 31, 2010 Conduit 2008 [Member]	Oct. 15, 2009 Conduit 2008 [Member]	Mar. 27, 2009 Conduit 2008 [Member]	Nov. 03, 2008 Conduit 2008 [Member]	Oct. 15, 2009 2009 DROT Class A [Member]	Oct. 16, 2009 2009 DROT Class B [Member]	Oct. 15, 2009 2009 DROT Class B [Member]	May 21, 2012 DPM Guggenheim Loan [Member]	May 21, 2012 RFA DPM Loan [Member]	Jul. 02, 2011 Tempus Receivables Loan [Member]	Mar. 31, 2013 Tempus Receivables Loan [Member]	Dec. 31, 2012 Tempus Receivables Loan [Member]	Jul. 02, 2011 Participation loan [Member]	Mar. 31, 2012 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition Loan [Member]	Jul. 02, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Nov. 20, 2012 Tempus Acquisition [Member]	Oct. 05, 2012 Tempus Acquisition [Member]	Mar. 31, 2013 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Notes Payable - Property Insurance Policy Two [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Aug. 31, 2011 ILX Acquisition [Member]	Aug. 31, 2010 ILX Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Jan. 23, 2013 Issuance of Debt [Member] Subsequent Event [Member] DROT 2013 [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Participation loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Participation loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Participation loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Quorum Facility [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Quorum Facility [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Quorum Facility [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2013 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2013 [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Senior Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Requiredpayments																																																																		$ 5,000,000
Debt Instrument, Increase, Additional Borrowings																																																											5,000,000	2,500,000	6,600,000
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent																																																																								13,010,000	13,453,000
Net Cash Provided by (Used in) Operating Activities	10,338,000	20,701,000		9,292,000	24,600,000	9,292,000	66,001,000
Defaulted Timeshare Loans Release Fee, Payment Period																							36 months
Long-term Debt, Gross					819,960,701,000																													425,000,000																																																																							42,489,000	50,025,000	84,464,000	33,296,000						86,233,000	0	425,000,000	425,000,000	425,000,000
Original Debt Discount																																		(2.49%)
Debt Instrument, Unamortized Discount	(673,000)				9,262,196,000	(1,054,000)																											8,509,000	(10,600,000)																																																																				(673,000)	(753,000)	1,054,000	(383,000)	(441,000)	(659,000)	(290,000)	(312,000)	(395,000)						(8,253,000)	(8,509,000)	(9,454,000)
Debt Instrument, Call Feature																																1.060
Debt Instrument, Interest Rate, Stated Percentage									10.00%	10.00%		12.00%			3.15%	3.08%		4.00%	10.00%		0.00%													12.00%												9.31%		12.00%	18.00%									18.00%										3.15%								7.50%							4.50%																									4.00%	4.00%							12.00%			4.50%	4.50%
debt instrument closing fees																																																																			2.00%
Debt Instrument, Exis Fees																																																	10.00%									10.00%
Debt Instrument, Fee Amount																																																	2,100,000
Secured Debt																																			125,000,000	75,000,000				23,600,000	75,000,000	64,600,000	73,400,000	200,000,000	215,400,000									7,500,000																						13,929,000	15,939,000	21,087,000				713,000	4,088,000	959,000	61,237,000	62,211,000	0	(1,506,000)	(1,150,000)	(1,886,000)	40,054,000	44,027,000	63,035,000	(5,749,000)	(5,945,000)	(6,799,000)	49,209,000	50,846,000	42,658,000												55,711,000	52,417,000	31,733,000						22,853,000	70,912,000	21,111,000
Debt Instrument, Maturity Period																																				18 months
Debt Instrument, Renewal Period																																							364 days
Quorum Facility Minimum Aggregate Loan Sale																										80,000,000		60,000,000	40,000,000
Quorum Purchase Price																									89.70%		89.60%
Quorum Purchase Price Fee																									6.10%		6.30%
Long-term Debt, Gross											1,500,000			11,900,000			182,000,000	64,500,000		23,000,000	8,000,000																									169,200,000		12,800,000	71,300,000		74,500,000							41,100,000																	93,600,000
Debt Instrument, Periodic Payment, Principal																																																				300,000	100,000		1,400,000	0	100,000					2,600,000		3,100,000	9,300,000
Debt, Weighted Average Interest Rate																																																																															7.50%	7.50%		4.50%			20.50%	20.50%					10.00%	10.00%					19.80%	19.80%		0.00%	0.00%				9.50%	9.50%					6.10%	6.30%		2.00%	2.00%							3.20%	3.10%	5.60%	5.60%
Original Issue Discount																	900,000
Proceeds from Issuance of Long-term Debt																																															181,100,000
Long-term Debt	833,220,000				810,699,000	737,955,000																																											61,300,000
Line of Credit Facility, Maximum Borrowing Capacity																																																	10,000,000									5,500,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																																			0.75%	0.75%
Advance Rate for Securitization																																			85.00%	75.00%
Repayments of Debt																								7,000,000													36,400,000	148,900,000
Participating Interest in Tempus Receivables Loan										10.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																																																			10.00%
Fair Value Inputs, Discount Rate																						10.00%																																															6.00%
Debt Instrument, Basis Spread on Variable Rate																															5.50%				3.25%	4.00%														6.00%	7.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid																																																																						30,722,000	30,722,000	51,635,000	51,635,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed																																																																							4,000,000			1,700,000
Other Long-term Debt																															4,300,000																																													5,507,000	5,832,000	7,420,000	2,819,000	2,992,000	3,599,000
LIBOR Floor																														2.00%					0.50%	0.50%														2.00%
LIBOR																																																		4.00%
Cash and Cash Equivalents, at Carrying Value	26,204,000	18,191,000			21,061,000	19,897,000	27,329,000						17,186,000
Financing Receivable, Credit Quality, Additional Information			.10
Debt Instrument, Payment Terms								.4
Debt Instrument, Periodic Payment																																																															$ 300,000

Borrowings (Details) (USD $)	12 Months Ended								0 Months Ended		48 Months Ended					0 Months Ended				0 Months Ended											12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended	15 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Oct. 15, 2012	May 21, 2012	Dec. 31, 2011	Jul. 02, 2011	Nov. 23, 2010	Jan. 02, 2010	Oct. 16, 2009 2009 DROT Class B [Member]	Oct. 15, 2009 2009 DROT Class B [Member]	Aug. 13, 2014 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Aug. 13, 2010 Senior Notes [Member]	Oct. 15, 2009 DROT 2009 Notes [Member]	Apr. 27, 2011 DROT 2011 Notes [Member]	Apr. 28, 2011 Quorum Facility [Member]	Dec. 31, 2012 Quorum Facility [Member]	Apr. 27, 2012 Quorum Facility [Member]	Apr. 30, 2010 Quorum Facility [Member]	Apr. 28, 2011 Conduit 2008 [Member]	Oct. 16, 2009 Conduit 2008 [Member]	Apr. 11, 2013 Conduit 2008 [Member]	Mar. 31, 2013 Conduit 2008 [Member]	Dec. 31, 2012 Conduit 2008 [Member]	Oct. 14, 2011 Conduit 2008 [Member]	Aug. 31, 2010 Conduit 2008 [Member]	Oct. 15, 2009 Conduit 2008 [Member]	Mar. 27, 2009 Conduit 2008 [Member]	Nov. 03, 2008 Conduit 2008 [Member]	Oct. 15, 2009 2009 DROT Class A [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	May 21, 2012 DPM Guggenheim Loan [Member]	Mar. 31, 2013 Tempus Receivables Loan [Member]	Dec. 31, 2012 Tempus Receivables Loan [Member]	Jul. 02, 2011 Tempus Receivables Loan [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Nov. 20, 2012 Tempus Acquisition [Member]	Oct. 05, 2012 Tempus Acquisition [Member]	Mar. 31, 2013 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Jul. 02, 2011 Participation loan [Member]	Mar. 31, 2012 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition Loan [Member]	Jul. 02, 2011 Tempus Acquisition Loan [Member]	Mar. 31, 2013 ILXA Inventory Loan [Member]	Aug. 31, 2010 ILXA Inventory Loan [Member]	Jul. 02, 2011 Tempus Inventory Loan [Member]	Jul. 02, 2011 Notes Payable-RFA fees [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Senior Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2013 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2013 [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Quorum Facility [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Quorum Facility [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Quorum Facility [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Participation loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Participation loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Participation loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] DPM Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] DPM Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] DPM Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] DROT 2011 Notes [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] DROT 2011 Notes [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member] Notes Payable-RFA fees [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Notes Payable-RFA fees [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Notes Payable-RFA fees [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 165,140,955,000
Capital Units Issued			103.8
Debt Instrument, Periodic Payment																																								300,000
Requiredpayments																																											5,000,000
Debt Instrument, Increase, Additional Borrowings																																				5,000,000	2,500,000	6,600,000
Participating Interest in Tempus Receivables Loan						10.00%
Long-term Debt, Gross	819,960,701,000												425,000,000																																												425,000,000	425,000,000	425,000,000	86,233,000	0	42,489,000	50,025,000	84,464,000	33,296,000
Notes Payable, Fair Value Disclosure																																																																																																																	36,849,000	51,912,000
Debt Instrument, Unamortized Discount	9,262,196,000	(673,000)			(1,054,000)							8,509,000	(10,600,000)																																									(673,000)	(753,000)	1,054,000	(8,253,000)	(8,509,000)	(9,454,000)			(383,000)	(441,000)	(659,000)	(290,000)	(312,000)	(395,000)
Debt Instrument, Call Feature											1.060
Secured Debt																						125,000,000	23,600,000	75,000,000	75,000,000	64,600,000	73,400,000	200,000,000	215,400,000																7,500,000																							55,711,000	52,417,000	31,733,000	22,853,000	70,912,000	21,111,000							713,000	4,088,000	959,000	61,237,000	62,211,000	0	40,054,000	44,027,000	63,035,000	(1,506,000)	(1,150,000)	(1,886,000)	(5,749,000)	(5,945,000)	(6,799,000)	49,209,000	50,846,000	42,658,000	13,929,000	15,939,000	21,087,000				2,560,000	1,267,000	0
Other Long-term Debt																																																				4,300,000																																														5,507,000	5,832,000	7,420,000	2,819,000	2,992,000	3,599,000
Notes Payable	137,906,000	137,545,000			71,514,000																																																																					5,888,000	2,366,000	1,814,000	697,000	872,000	56,000																												16,000	18,000	130,000	137,440,000	137,769,000	71,514,000			0	0	0	1,190,000	1,395,000	2,170,000
Long-term Debt	810,699,000	833,220,000			737,955,000																											61,300,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%		12.00%		12.00%			12.00%		4.00%															9.31%		18.00%																	18.00%	10.00%							12.00%								4.00%	4.00%					4.50%	4.50%									4.50%																	7.50%
Debt Instrument, Face Amount							1,500,000			12,800,000				182,000,000	64,500,000															169,200,000		71,300,000			74,500,000														41,100,000		23,000,000
Original Issue Discount														900,000
Original Debt Discount													2.49%
Repayments of Debt																7,000,000				36,400,000	148,900,000
Proceeds from Issuance of Long-term Debt									181,100,000
Debt, Weighted Average Interest Rate																																																												2.00%	2.00%	9.50%	9.50%					6.10%	6.30%					3.20%	3.10%		5.60%	5.60%		4.50%			20.50%	20.50%		10.00%	10.00%								19.80%	19.80%					7.50%	7.50%		8.00%	8.00%		0.00%	0.00%										10.00%
Loans Pledged as Collateral	340,401,000	347,786,000																																																							0			88,322,000		82,667,000	90,002,000		33,750,000	37,599,000		60,116,000	56,420,000		26,422,000	89,900,000								824,000	5,183,000		0	0		52,265,000	57,483,000											3,420,000	3,814,000
Line of Credit Facility, Remaining Borrowing Capacity																																																																				24,289,000	27,584,000														0	0
Debt Instrument, Unused Borrowing Capacity, Amount	27,584,000	75,723,000
Quorum Facility Minimum Aggregate Loan Sale																	80,000,000	60,000,000	40,000,000
Debt Instrument, Periodic Payment, Principal																																	300,000	100,000					2,600,000		3,100,000	9,300,000				1,400,000	0	100,000
Allocated Share-based Compensation Expense	3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Inputs, Discount Rate																															6.00%																						10.00%
debt instrument closing fees																																												2.00%
Long-term Debt, Maturities, Repayments of Principal in Year Two	69,896,737,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	116,656,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	34,584,627,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	2,111,254,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	431,571,378,000
Contractual Obligation	$ 810,699,000,000

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent				0.00%
Defined Contribution Plan, Cost Recognized	$ 1.3	$ 1	$ 0.8
NORTH AMERICA [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent				100.00%

Employee Benefit Plans Employee Benefit Plans (Details) (USD $)	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent				0.00%
Defined Contribution Plan, Employer Matching Contribution, Percent				100.00%
Ending Balance 12/31/2010	$ 1,917,000	$ 1,522,000	$ 1,273,000	$ 1,917,000
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims		13,186,000	10,069,000
Change in accruals for claims made during prior years		(1,291,000)	(1,065,000)
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid		(11,500,000)	(8,755,000)
Defined Contribution Plan, Cost Recognized	1,300,000	1,000,000	800,000
Malpractice Insurance, Description	200000
Health Care Organization, Expenses, Net		$ 10,800,000	$ 8,600,000	$ 14,700,000

Income Taxes (Details)	3 Months Ended		12 Months Ended				12 Months Ended																						1 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 income pass thru entities not taxed at corporate entity [Member] USD ($)	Dec. 31, 2011 income pass thru entities not taxed at corporate entity [Member] USD ($)	Dec. 31, 2010 income pass thru entities not taxed at corporate entity [Member] USD ($)	Dec. 31, 2012 tax impact of non U.S. disregarded entities [Member] USD ($)	Dec. 31, 2011 tax impact of non U.S. disregarded entities [Member] USD ($)	Dec. 31, 2010 tax impact of non U.S. disregarded entities [Member] USD ($)	Dec. 31, 2012 foreign currency and rate change adjustment [Member] USD ($)	Dec. 31, 2011 foreign currency and rate change adjustment [Member] USD ($)	Dec. 31, 2010 foreign currency and rate change adjustment [Member] USD ($)	Dec. 31, 2012 Alternative minimum tax [Member] USD ($)	Dec. 31, 2011 Alternative minimum tax [Member] USD ($)	Dec. 31, 2010 Alternative minimum tax [Member] USD ($)	Dec. 31, 2012 tax effect of gain on bargain purchase [Member] USD ($)	Dec. 31, 2011 tax effect of gain on bargain purchase [Member] USD ($)	Dec. 31, 2010 tax effect of gain on bargain purchase [Member] USD ($)	Dec. 31, 2012 Increase (decrease) in valuation allowance [Member] USD ($)	Dec. 31, 2011 Increase (decrease) in valuation allowance [Member] USD ($)	Dec. 31, 2010 Increase (decrease) in valuation allowance [Member] USD ($)	Dec. 31, 2012 foreign [Member] USD ($)	Dec. 31, 2012 State and Local Jurisdiction [Member] USD ($)	Dec. 31, 2012 UNITED STATES USD ($)	Dec. 31, 2012 Yearlyincrease [Member] USD ($)	Oct. 31, 2010 UNITED STATES USD ($)	Dec. 31, 2011 UNITED STATES USD ($)	Dec. 31, 2010 UNITED STATES USD ($)	Dec. 31, 2009 UNITED STATES USD ($)	Dec. 31, 2008 UNITED STATES USD ($)	Dec. 31, 2007 UNITED STATES USD ($)	Dec. 31, 2011 UNITED STATES interest [Member] USD ($)	Dec. 31, 2010 UNITED STATES interest [Member] USD ($)	Oct. 31, 2010 UNITED KINGDOM USD ($)	Dec. 31, 2011 UNITED KINGDOM USD ($)	Dec. 31, 2010 UNITED KINGDOM USD ($)	Dec. 31, 2009 UNITED KINGDOM USD ($)	Dec. 31, 2008 UNITED KINGDOM USD ($)	Dec. 31, 2007 UNITED KINGDOM GBP (£)	Dec. 31, 2011 UNITED KINGDOM interest [Member] USD ($)	Dec. 31, 2010 UNITED KINGDOM interest [Member] USD ($)	Dec. 31, 2007 sunterra corporation [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	35.00%
Valuation Allowance, Amount			$ 49,761,000	$ 40,122,000
Deferred Tax Assets, Inventory			11,390,000	13,705,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate			(233,000)	275,000	(1,333,000)
Income Tax Reconciliation, State and Local Income Taxes			(9,000)	1,554,000	574,000
Income Tax Reconciliation, Other Reconciling Items			1,594,000	(4,201,000)	(23,000)		3,298,000	5,075,000	(138,000)	(282,000)	(1,125,000)	(1,055,000)	186,000	(179,000)	(8,792,000)	(1,090,000)	(161,000)	1,251,000	(6,972,000)	(5,015,000)	0
Operating Loss Carryforwards																									113.6	197	226.9
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations			93																									13.5
Statutorily imposed limitation																																													90.00%
Loss Contingency, Damages Sought, Value																																		10,700,000								7,400,000
Deferred Tax Assets, Operating Loss Carryforwards			126,283,000	123,085,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential			1,388,000	(1,221,000)	(887,000)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Meals and Entertainment			556,000	207,000	159,000
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance			0	0	5,016,000																	(12,746,000)	(4,726,000)	3,954,000
Income Tax Expense (Benefit)	438,000	975,000	(14,310,000)	(9,517,000)	(1,274,000)
Current Federal Tax Expense (Benefit)			(1,090,000)	(98,000)	268,000
Current State and Local Tax Expense (Benefit)			206,000	0	210,000
Current Foreign Tax Expense (Benefit)			(416,000)	(851,000)	(1,752,000)
Current Income Tax Expense (Benefit)			(1,300,000)	(949,000)	(1,274,000)
Deferred Federal Income Tax Expense (Benefit)			7,546,000	(491,000)	5,016,000
Deferred State and Local Income Tax Expense (Benefit)			(2,761,000)	1,155,000	674,000
Deferred Foreign Income Tax Expense (Benefit)			(5,049,000)	(4,506,000)	(9,644,000)
Deferred income tax expense (benefit) before increase (decrease) in valuation allowance			(264,000)	(3,842,000)	(3,954,000)
Deferred Tax Liabilities, Prepaid Expenses			20,254,000	13,503,000
Deferred Other Tax Expense (Benefit)			30,207,000	22,225,000
Deferred Tax Assets, Gross			237,895,000	212,640,000
Deferred Tax Assets, Valuation Allowance			(91,519,000)	(104,264,000)	(108,990,000)	(105,036,000)
Deferred Tax Assets, Net of Valuation Allowance			146,376,000	108,376,000
Deferred Tax Liabilities, Tax Deferred Income			125,054,000	98,754,000
Deferred Tax Liabilities, Intangible Assets			15,966,000	5,180,000
Deferred Tax Liabilities, Other			5,356,000	4,442,000
Deferred Tax Liabilities, Gross			146,376,000	108,376,000
Deferred Tax Liabilities, Net			0	0
Deferred Income Tax Expense (Benefit)			(13,010,000)	(8,568,000)	0
Valuation Allowance, Deferred Tax Asset, Change in Amount			(12,746,000)	(4,726,000)	3,954,000
Income Taxes Receivable			927,000	629,000																													0								0
Proceeds from Income Tax Refunds																													$ 0	$ 3,000,000	$ 0	$ 0			$ 1,383,103	$ 0	$ 0	$ 1,900,000	$ 0	$ 0			$ 870,329	$ 0

Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 104,264	$ 108,990	$ 105,036
Valuation Allowances and Reserves, Period Increase (Decrease)	28,354	16,042	13,487
Valuation Allowances and Reserves, Deductions	(41,099)	(20,768)	(9,533)
Deferred Tax Assets, Valuation Allowance	$ 91,519	$ 104,264	$ 108,990

Income Taxes income (loss) before income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic			$ 9,993	$ 5,836	$ (17,139)
Income (Loss) from Continuing Operations before Income Taxes, Foreign			(10,660)	(5,050)	(3,294)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 2,711	$ (8,600)	$ (667)	$ 786	$ (20,433)

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended						3 Months Ended
	Oct. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Sep. 30, 2012	May 21, 2012	Jul. 02, 2011	Jan. 02, 2010	Dec. 31, 2011 Insurance-related Assessments [Member]	Feb. 11, 2011 Pending Litigation 2 [Member]	Feb. 11, 2011 Pending Litigation 1 [Member]	Feb. 11, 2011 St Maarten [Member]
Loss Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed			$ 2.1	$ 2.3
Loss Contingency, Damages Sought, Value		30
Debt Instrument, Interest Rate, Stated Percentage					10.00%	10.00%	12.00%				12.00%
Litigation Settlement, Expense		1.5
Estimated Litigation Liability			1.1	1.1
Customer Refund Liability, Noncurrent									1.3	1.2
Loss Contingency, Pending Claims, Number								9.7
Environmental Remediation Expense	$ 65.8

Commitments and Contingencies Commitme (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Operating Leases, Rent Expense, Net	$ 18.7	$ 14.3	$ 13.9

Commitments and Contingencies Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 8,879,000,000
Operating Leases, Future Minimum Payments, Due in Two Years	7,099,000,000
Operating Leases, Future Minimum Payments, Due in Three Years	6,663,000,000
Operating Leases, Future Minimum Payments, Due in Four Years	6,137,000,000
Operating Leases, Future Minimum Payments, Due in Five Years	6,047,000,000
Operating Leases, Future Minimum Payments, Due Thereafter	4,123,000,000
Operating Leases, Future Minimum Payments Due	38,947,972,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	400,000
Operating Leases, Income Statement, Sublease Revenue	(700,000)	(800,000)	(500,000)
Operating Leases, Rent Expense, Net	$ 18,700,000	$ 14,300,000	$ 13,900,000

Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	$ 320,967,000	$ 312,932,000	$ 283,302,000
Derivative Asset, Fair Value, Gross Asset	0
Long-term Debt	833,220,000	810,699,000	737,955,000
Notes Payable	137,545,000	137,906,000	71,514,000
Senior Notes	416,747,000	416,491,000	415,546,000
Securitization Notes and Conduit Facility Net	278,928,000	256,302,000	250,895,000
Liabilities	1,152,861,000	1,091,607,000	950,421,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	320,967,000	312,932,000	283,302,000
Notes Payable	137,545,000	137,906,000	71,514,000
Senior Notes	416,747,000	416,491,000	415,546,000
Securitization Notes and Conduit Facility Net	278,928,000	256,302,000	250,895,000
Liabilities	833,220,000	810,699,000	737,955,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	320,967,000	312,932,000	283,302,000
Loans Receivable, Fair Value Disclosure			283,300,000
Notes Payable	0	0	0
Senior Notes	0	0	0
Securitization Notes and Conduit Facility Net	0	0	0
Liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	0	0	0
Notes Payable	137,440,000	137,769,000	71,514,000
Senior Notes	467,500,000	463,250,000	419,688,000
Securitization Notes and Conduit Facility Net	291,788,000	270,392,000	265,038,000
Liabilities	896,728,000	871,411,000	756,240,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net	320,967,000	312,932,000	283,302,000
Notes Payable	137,440,000	137,769,000	71,514,000
Senior Notes	467,500,000	463,250,000	419,688,000
Securitization Notes and Conduit Facility Net	291,788,000	270,392,000	265,038,000
Liabilities	896,728,000	871,411,000	756,240,000
Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Inputs, Quoted Price	110	109	98.75
DROT 2011 Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		36,849,000	51,912,000
Notes Payable-RFA fees [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Weighted Average Interest Rate	10.00%
Notes Payable	$ 1,190,000	$ 1,395,000	$ 2,170,000

Fair Value Measurements Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Mar. 31, 2013 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2013 Senior Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Senior Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Senior Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Weighted Average [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Issued During Period, Value, Other																			$ 32,008
Financing Receivable, Net	320,967,000	312,932,000	283,302,000	320,967,000	312,932,000	283,302,000	320,967,000	312,932,000	283,302,000	0	0	0	320,967,000	312,932,000	283,302,000
Senior Notes	416,747,000	416,491,000	415,546,000	416,747,000	416,491,000	415,546,000	467,500,000	463,250,000	419,688,000	467,500,000	463,250,000	419,688,000	0	0	0
Securitization Notes and Conduit Facility Net	278,928,000	256,302,000	250,895,000	278,928,000	256,302,000	250,895,000	291,788,000	270,392,000	265,038,000	291,788,000	270,392,000	265,038,000	0	0	0
Notes Payable	137,545,000	137,906,000	71,514,000	137,545,000	137,906,000	71,514,000	137,440,000	137,769,000	71,514,000	137,440,000	137,769,000	71,514,000	0	0	0
Total liabilities	$ 1,152,861,000	$ 1,091,607,000	$ 950,421,000	$ 833,220,000	$ 810,699,000	$ 737,955,000	$ 896,728,000	$ 871,411,000	$ 756,240,000	$ 896,728,000	$ 871,411,000	$ 756,240,000	$ 0	$ 0	$ 0
Fair Value Inputs, Quoted Price																110	109	98.75

Common and Preferred Units (Details) (USD $)	2 Months Ended	3 Months Ended			7 Months Ended	12 Months Ended			14 Months Ended	109 Months Ended										0 Months Ended	109 Months Ended	0 Months Ended	109 Months Ended
	Aug. 14, 2010	Dec. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	May 15, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Aug. 13, 2019	Oct. 15, 2012	Jul. 21, 2011	Jun. 30, 2011	Feb. 18, 2011	Aug. 13, 2010	Jul. 17, 2010	Jun. 17, 2010	Jun. 17, 2010 Preferred Stock [Member]	Jul. 21, 2011 Common Stock [Member]	Jun. 17, 2010 Minimum [Member]	Aug. 13, 2019 Minimum [Member]	Jun. 17, 2010 Maximum [Member]	Aug. 13, 2019 Maximum [Member]	Jun. 30, 2011 tempus warrant [Member]	May 21, 2012 tempus warrant [Member]
Class of Stock [Line Items]
Incentive Distribution, Date					P7M6D
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		28.00%
Preferred Units, Contributed Capital															$ 50,000,000		$ 25,000,000	$ 75,000,000
Preferred Stock, Redemption Terms																				1	1	1.03	1.05
Preferred Stock, Dividend Rate, Percentage	17.00%								16.50%
Priority Returns and Redemption Premiums on Preferred Units						0	8,412,000	17,654,000		0
Common Stock, Shares, Issued												26.56		25.1	198.63	0			280.89
Proceeds from Issuance of Common Stock			136,500,000
Payments for Repurchase of Common Stock			16,400,000			0	16,352,000	0
Treasury Stock, Shares, Acquired			34.74
Sale of Stock, Percentage of Ownership after Transaction			54.30%
Preferred Stock, Shares Issued														133.33	666.67	333.33
Common Stock, Value, Issued												108,700,000		10,100,000	0									0	0.0001
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding													60
Common Stock, Shares, Outstanding														1,115.1
Preferred Stock, Shares Outstanding														1,133.3
Debt Conversion, Converted Instrument, Rate			3.30%	5.20%
Payments for Repurchase of Warrants			6,400,000	10,100,000		0	16,598,000	0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											112.2
Capital Units Issued											103.8
Class B Units percentage vested											100.00%
Allocated Share-based Compensation Expense						$ 3,300,000

Business Combinations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	7 Months Ended	12 Months Ended	14 Months Ended				12 Months Ended	14 Months Ended					1 Months Ended	7 Months Ended	12 Months Ended					12 Months Ended		14 Months Ended			12 Months Ended					14 Months Ended		12 Months Ended			14 Months Ended			14 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		14 Months Ended				7 Months Ended					14 Months Ended			7 Months Ended		7 Months Ended		14 Months Ended		7 Months Ended		7 Months Ended		7 Months Ended		14 Months Ended			7 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Aug. 31, 2012 Tempus Acquisition [Member]	Jun. 30, 2012 Tempus Acquisition [Member]	May 21, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Aug. 31, 2011 ILX Acquisition [Member]	Aug. 31, 2012 ILX Acquisition [Member]	Dec. 31, 2012 ILX Acquisition [Member]	Jun. 30, 2012 ILX Acquisition [Member]	Jul. 02, 2011 ILX Acquisition [Member]	Aug. 31, 2010 ILX Acquisition [Member]	Jun. 30, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2011 PMR Acquisition [Member]	Dec. 31, 2010 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Aug. 31, 2011 Other Assets [Member] ILX Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] ILX Acquisition [Member]	Aug. 31, 2012 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Jun. 30, 2012 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Aug. 31, 2011 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Dec. 31, 2012 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2010 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] ILX Acquisition [Member]	Aug. 31, 2012 Customer Contracts [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Customer Contracts [Member] Tempus Acquisition [Member]	Aug. 31, 2011 Customer Contracts [Member] ILX Acquisition [Member]	Aug. 31, 2011 Mortgages [Member] ILX Acquisition [Member]	Dec. 31, 2012 Mortgages [Member] ILX Acquisition [Member]	Aug. 31, 2012 amenity fee agreement [Member] Tempus Acquisition [Member]	Jun. 30, 2012 amenity fee agreement [Member] Tempus Acquisition [Member]	Jul. 02, 2011 amenity fee agreement [Member] Tempus Acquisition [Member]	Aug. 31, 2012 member relations [Member] Tempus Acquisition [Member]	Jun. 30, 2012 member relations [Member] Tempus Acquisition [Member]	Jul. 02, 2011 member relations [Member] Tempus Acquisition [Member]	Aug. 31, 2011 member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 member relations [Member] ILX Acquisition [Member]	Aug. 31, 2011 Trade Names [Member] ILX Acquisition [Member]	Dec. 31, 2012 Trade Names [Member] ILX Acquisition [Member]	Aug. 31, 2011 domain [Member] ILX Acquisition [Member]	Dec. 31, 2012 domain [Member] ILX Acquisition [Member]	Aug. 31, 2012 Other Assets [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Other Assets [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Tempus Acquisition [Member]	Aug. 31, 2010 Other Assets [Member] ILX Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] PMR Acquisition [Member]	Oct. 05, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] Nonperforming Financing Receivable [Member] PMR Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Accounts Receivable [Member] Tempus Acquisition [Member]	Aug. 31, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jun. 30, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 Due from related parties [Domain] Tempus Acquisition [Member]	Dec. 31, 2012 Due from related parties [Domain] PMR Acquisition [Member]	May 21, 2012 Due from related parties [Domain] PMR Acquisition [Member]	Dec. 31, 2012 Other Contract [Member] PMR Acquisition [Member]	May 21, 2012 Other Contract [Member] PMR Acquisition [Member]	Aug. 31, 2012 Inventories [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Inventories [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Inventories [Member] PMR Acquisition [Member]	May 21, 2012 Inventories [Member] PMR Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] PMR Acquisition [Member]	Dec. 31, 2012 Customer Lists [Member] PMR Acquisition [Member]	May 21, 2012 Customer Lists [Member] PMR Acquisition [Member]	Aug. 31, 2012 Mortgages [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Mortgages [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Mortgages [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Mortgages [Member] PMR Acquisition [Member]	May 21, 2012 Mortgages [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Assets [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Assets [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] amenity fee agreement [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] member relations [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Trade Names [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] domain [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Contract [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Assets [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Customer Lists [Member] PMR Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life																																																																																		15 years	5 years	17 years 6 months	3 years	10 years	5 years	5 years	10 years	15 years	3 years
Businesscombinationgainonbargainpurchase-adjustments																				$ (2,200)																																	$ (19,985)
Business Acquisition, Cost of Acquired Entity, Cash Paid										104,915		104,915	30,722					30,722		51,635	51,635			51,635							30,722
Businessacquisitioncashacquiredadjustments									0				0							0
Business Combination, Consideration Transferred											51,635	104,915	30,722					30,722
Businessacquisitionconsiderationtransferedadjustments							0		0				0
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual						(20,100)													(39,000)
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						(14,600)													(22,300)
Business Acquisition, Purchase Price Allocation, Current Assets, Prepaid Expense and Other Assets																																																						1,322	1,423	334	340		315
Businessacquisitionprepaidexpensesadjustments																										(31)																											(101)				25
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables																											365					10,100																							2,444		2,869			2,916	2,187		4	4	2,067	2,067				22,745		36,221						59,907	70,496	1,664	1,677
Businessacquisitionmortgagesreceivableadjustments																																							(1,660)																																						(10,589)			(13)
Businessacquisitionotherreceivables,net-adjustments																																																					(257)				(47)
Businessacquisitionduefromrelatedpartiesadjustments																																																														0			0
Businessacquisitionunsoldvacationinterestadjustments																															0																																						380		(5,783)
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																				733	733			1,408								5,705	7,384																					15,564	19,544
Businessacquisitionpropertyandequipmentadjustments																				(675)											1,679																						(3,980)
Intangible assets													8,750		8,850	28,808	24,889			48,933	48,933			45,100							8,750	8,850		14,110	7,120		16,230	7,120	8,142	9,802		9,708	8,709		2,870	2,070	1,000	1,100	600	600	30	30		28,808	24,889												3,833	0					38,300	38,300	6,800	6,800
Businessacquisitionintangibleassetsadjustments													(100)	3,919						3,833											(100)					2,120		0			999			800			(100)		0		0		3,919														3,833						0		0
Business Acquisition, Purchase Price Allocation, Assets Acquired																															34,764	34,876																						136,332	146,974		87,044		89,704
Businessacquisitionassetsacquiredadjustments									776											11											(112)																						(10,642)				(2,660)
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent										8,567		0								13,010	13,010			13,453
Businessacquisitiondeferredtaxeliabilityadjustments									8,567											(443)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net										8,652		7,876								1,747	1,747			1,736								30,722																						119,113	139,098		72,287	9,968	74,515
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	51	20,610	14,329	0			14,329													20,741	14,329	0
Businessacquisitionpurchasepriceallocationassetsacquiredliabilitiesassumed,netdjustments																															0																						(19,985)				(2,228)
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents										2,515		2,517																	2,900	2,912		54	54
Businessacquisitionrestrictedcashadjustments																												(12)			0
Business Acquisition, Purchase Price Allocation, Liabilities Assumed												1,200						4,000							1,700							4,154	4,000
Businessacquisitionliabilitiesassumedadjustments																															$ (112)

Business combinations (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		7 Months Ended	72 Months Ended				3 Months Ended		7 Months Ended	12 Months Ended	14 Months Ended	72 Months Ended					3 Months Ended	12 Months Ended			12 Months Ended	14 Months Ended					14 Months Ended		12 Months Ended			14 Months Ended				12 Months Ended				14 Months Ended			14 Months Ended			12 Months Ended		7 Months Ended		7 Months Ended			7 Months Ended		14 Months Ended			7 Months Ended		14 Months Ended			7 Months Ended		14 Months Ended				7 Months Ended			7 Months Ended			0 Months Ended	12 Months Ended	14 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	May 23, 2018 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Jul. 02, 2010 PMR Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Sep. 30, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Aug. 31, 2012 Tempus Acquisition [Member]	Jul. 03, 2017 Tempus Acquisition [Member]	Jun. 30, 2012 Tempus Acquisition [Member]	May 21, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Jul. 02, 2010 Tempus Acquisition [Member]	Dec. 31, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2011 Aegean Blue Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member]	Aug. 31, 2011 ILX Acquisition [Member]	Aug. 31, 2012 ILX Acquisition [Member]	Dec. 31, 2012 ILX Acquisition [Member]	Jun. 30, 2012 ILX Acquisition [Member]	Jul. 02, 2011 ILX Acquisition [Member]	Aug. 31, 2010 ILX Acquisition [Member]	Aug. 31, 2012 Customer Contracts [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Customer Contracts [Member] Tempus Acquisition [Member]	Aug. 31, 2011 Customer Contracts [Member] ILX Acquisition [Member]	Jul. 02, 2011 management contracts [Member] Tempus Acquisition [Member]	Dec. 31, 2012 management contracts [Member] ILX Acquisition [Member]	Aug. 31, 2012 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Jun. 30, 2012 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Oct. 05, 2012 cash in escrow and restricted cash [Domain] Aegean Blue Acquisition [Member]	Aug. 31, 2011 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Dec. 31, 2012 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2010 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	May 21, 2012 Accounts Receivable [Member] Aegean Blue Acquisition [Member]	Aug. 31, 2012 amenity fee agreement [Member] Tempus Acquisition [Member]	Jun. 30, 2012 amenity fee agreement [Member] Tempus Acquisition [Member]	Jul. 02, 2011 amenity fee agreement [Member] Tempus Acquisition [Member]	Aug. 31, 2012 member relations [Member] Tempus Acquisition [Member]	Jun. 30, 2012 member relations [Member] Tempus Acquisition [Member]	Jul. 02, 2011 member relations [Member] Tempus Acquisition [Member]	Aug. 31, 2011 member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 Other Contract [Member] PMR Acquisition [Member]	May 21, 2012 Other Contract [Member] PMR Acquisition [Member]	Dec. 31, 2012 management contracts [Member] PMR Acquisition [Member]	May 21, 2012 management contracts [Member] PMR Acquisition [Member]	Oct. 05, 2012 management contracts [Member] Aegean Blue Acquisition [Member]	Dec. 31, 2012 Inventories [Member] PMR Acquisition [Member]	May 21, 2012 Inventories [Member] PMR Acquisition [Member]	Aug. 31, 2012 Inventories [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Inventories [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Inventories [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Due from related parties [Domain] PMR Acquisition [Member]	May 21, 2012 Due from related parties [Domain] PMR Acquisition [Member]	Aug. 31, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jun. 30, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 Due from related parties [Domain] Tempus Acquisition [Member]	Dec. 31, 2012 Mortgages [Member] PMR Acquisition [Member]	May 21, 2012 Mortgages [Member] PMR Acquisition [Member]	Aug. 31, 2012 Mortgages [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Mortgages [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Mortgages [Member] Tempus Acquisition [Member]	Oct. 05, 2012 Mortgages [Member] Aegean Blue Acquisition [Member]	Dec. 31, 2012 Customer Lists [Member] PMR Acquisition [Member]	May 21, 2012 Customer Lists [Member] PMR Acquisition [Member]	Oct. 05, 2012 Customer Lists [Member] Aegean Blue Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] PMR Acquisition [Member]	Oct. 05, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] PMR Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] Tempus Acquisition [Member]	Aug. 31, 2012 Other Assets [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Other Assets [Member] Tempus Acquisition [Member]	Oct. 05, 2012 Other Assets [Member] Aegean Blue Acquisition [Member]	Aug. 31, 2010 Other Assets [Member] ILX Acquisition [Member]	May 21, 2012 Other Assets [Member] Nonperforming Financing Receivable [Member] PMR Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Accounts Receivable [Member] Tempus Acquisition [Member]	Jun. 30, 2011 Tempus Acquisition Loan [Member] Tempus Acquisition [Member]	Oct. 05, 2012 Tempus Acquisition Loan [Member] Aegean Blue Acquisition [Member]	May 21, 2012 Year one [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] management contracts [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] management contracts [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] amenity fee agreement [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] member relations [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Contract [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] management contracts [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] management contracts [Member] Aegean Blue Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Customer Lists [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Customer Lists [Member] Aegean Blue Acquisition [Member]	May 21, 2012 Year two [Member] PMR Acquisition [Member]	May 21, 2012 Year three [Member] PMR Acquisition [Member]	Jul. 02, 2010 Collaterized pool [Member] Tempus Acquisition [Member]	Jul. 02, 2010 In-house pool [Member] Tempus Acquisition [Member]
Business Acquisition [Line Items]
Weightedaveragecoupon								14.40%												17.00%
Loan Servicing Fee								1.00%												1.50%
Prepayment rate								9.40%																																																																																														6.80%	12.20%
Default Rate								39.20%																																																																																														43.90%	43.40%
Upgrade rate								50.00%												50.00%																																																																					50.00%											25.00%	12.50%
Attrition Rate								50.00%												50.00%
Advertising, sales and marketing cost					58.00%									50.00%
Projected growth rate					1.00%									3.00%
Inventorytobesoldfollowingyearofacquisition-period							6 years									16 years
Corporate tax rate	35.00%				39.00%						39.00%
present value										30.00%										30.00%
Finite-Lived Intangible Asset, Useful Life																																																																																										15 years	5 years	17 years 6 months	3 years	10 years	10 years	15 years	15 years	3 years	3 years
Businessacquisitionliabilitiesassumedadjustments																																								$ (112,000)
Business Acquisition, Purchase Price Allocation, Liabilities Assumed									1,700,000										1,200,000					8,800,000						4,000,000											4,154,000	4,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			(22,300,000)									(14,600,000)										(22,779,000)	(30,398,000)
Business Acquisition, Cost of Acquired Entity, Cash Paid				51,635,000	51,635,000	51,635,000		51,635,000									104,915,000		104,915,000					6,543,000	30,722,000					30,722,000										30,722,000
Business Acquisition, Contingent Consideration, Potential Cash Payment																								3,336,000
Businessacquisitioncashacquiredadjustments						0									0										0
Business Combination, Consideration Transferred																		51,635,000	104,915,000					9,879,000	30,722,000					30,722,000																																																									104,900,000	6,600,000
Businessacquisitionconsiderationtransferedadjustments													0		0										0
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents																	2,515,000		2,517,000					2,072,000													2,900,000	2,912,000	1,925,000		54,000	54,000
Businessacquisitioncashandcashequivalentacquired-adjustments															(2,000)
Businessacquisitionrestrictedcashadjustments																																				(12,000)				0
Other Parent Company Disclosures		44
Intangible assets				48,933,000	48,933,000	48,933,000		45,100,000																5,901,000	8,750,000		8,850,000	28,808,000	24,889,000			16,230,000	7,120,000	14,110,000	7,120,000					8,750,000	8,850,000				9,708,000	8,709,000		2,870,000	2,070,000	1,000,000	1,100,000	3,833,000	0	38,300,000	38,300,000	4,123,000																	6,800,000	6,800,000	1,778,000				24,889,000			28,808,000
Businessacquisitionintangibleassetsadjustments						3,833,000																			(100,000)	3,919,000					2,120,000		0							(100,000)				999,000			800,000			(100,000)		3,833,000		0																			0								3,919,000
Businessacquisitionmortgagesreceivableadjustments																																																																			(13,000)		(10,589,000)
Business Acquisition, Purchase Price Allocation, Assets Acquired																																								34,764,000	34,876,000																																			87,044,000		89,704,000	146,974,000			136,332,000	18,808,000
Businessacquisitionassetsacquiredadjustments						11,000									776,000																									(112,000)																																				(2,660,000)					(10,642,000)
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables																																									10,100,000																	36,221,000			22,745,000	2,067,000	2,067,000		4,000	4,000	1,664,000	1,677,000		59,907,000	70,496,000	4,070,000				2,869,000			2,444,000						2,916,000	2,187,000
Businessacquisitionotherreceivables,net-adjustments																																																																												(47,000)					(257,000)
Businessacquisitionduefromrelatedpartiesadjustments																																																														0		0
Businessacquisitionunsoldvacationinterestadjustments																																								0																	(5,783,000)		380,000
Businessacquisitionprepaidexpensesadjustments																																																																												25,000					(101,000)
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent				13,010,000	13,010,000	13,010,000		13,453,000									8,567,000		0
Businessacquisitiondeferredtaxeliabilityadjustments						(443,000)									8,567,000
Business Acquisition, Purchase Price Allocation, Current Assets, Prepaid Expense and Other Assets																																											55,000																																	340,000		315,000	1,423,000			1,322,000	947,000	334,000
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net				1,747,000	1,747,000	1,747,000		1,736,000									8,652,000		7,876,000																						30,722,000																																			72,287,000	9,968,000	74,515,000	139,098,000			119,113,000
Businessacquisitionpurchasepriceallocationassetsacquiredliabilitiesassumed,netdjustments																																								0																																				(2,228,000)					(19,985,000)
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment				733,000	733,000	733,000		1,408,000																388,000																	5,705,000	7,384,000																																					19,544,000			15,564,000
Businessacquisitionpropertyandequipmentadjustments						(675,000)																																		1,679,000																																									(3,980,000)
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets																			1,604,000					400,000
Businesscombinationgainonbargainpurchase-adjustments						(2,200,000)																																																																											(19,985,000)
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			(39,000,000)									(20,100,000)									546,019,000		458,086,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory																								3,500,000																		10,100,000															30,400,000			23,100,000
Business Combination, Separately Recognized Transactions, Revenues and Gains Recognized			$ 22,880,000	$ 89,000		$ 20,652,000																																																																									$ 34,183,000	$ 14,198,000

Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Time Share Revenue	$ (98,340)	$ (58,687)		$ (318,555)	$ (211,321)	$ (214,764)
Provision for Uncollectible Vacation Interest Sales Revenue	(6,672)	(4,115)		(25,457)	(16,562)	(12,655)
Vacation Interest Net	91,668	54,572		293,098	194,759	202,109
Management and member services	31,587	27,280		114,937	99,306	86,206
Consolidated Resort Operations	8,620	8,534		33,756	29,893	26,547
Interest Income, Operating	13,255	13,656		53,206	47,285	39,327
Other Operating Income	8,322	4,908		28,671	19,778	16,636
Revenues	153,452	108,950		523,668	391,021	370,825
Time Share Costs	17,846	8,231		32,150	(9,695)	39,730
Marketing and Advertising Expense	50,359	34,819		178,365	128,717	114,029
Vacation Interest Carrying Cost Net	8,237	9,272		36,363	41,331	29,821
Management and member services costs and expenses	9,779	8,275		35,330	27,125	22,444
Consolidated Resort Operations Costs and Expenses	7,722	7,082		30,311	27,783	23,972
Loan Portfolio Expense	2,505	2,351		9,486	8,652	8,600
Other Cost and Expense, Operating	368	1,158		8,507	3,399	3,168
General and Administrative Expense	22,800	20,760		99,015	80,412	67,905
Depreciation, Depletion and Amortization, Nonproduction	6,254	3,805		18,857	13,966	11,939
Interest Expense	24,842	21,931		96,157	82,010	67,162
Gains (Losses) on Extinguishment of Debt				0	0	(1,081)
Impairments and other write-offs	79	(11)		1,009	1,572	3,330
Gain (Loss) on Disposition of Assets	(50)	(72)		(605)	(708)	(1,923)
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	(51)		(20,610)	(14,329)	0
Costs and Expenses	150,741	117,550		524,335	390,235	391,258
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	2,711	(8,600)		(667)	786	(20,433)
Income Tax Expense (Benefit)	438	975		(14,310)	(9,517)	(1,274)
Net income (loss)	2,273	(9,575)	10,303	13,643	10,303	(19,159)	(19,159)
Hospitality and Management Services [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	0	0		0	0	0
Management and member services	31,587	27,280		114,937	99,306	86,206
Consolidated Resort Operations	8,620	8,534		33,756	29,893	26,547
Interest Income, Operating	0	0		0	0	0
Other Operating Income	3,490	882		4,595	8,079	4,969
Revenues	43,697	36,696		153,288	137,278	117,722
Time Share Costs	0	0		0	0	0
Marketing and Advertising Expense	0	0		0	0	0
Vacation Interest Carrying Cost Net	0	0		0	0	0
Management and member services costs and expenses	9,779	8,275		35,330	27,125	22,444
Consolidated Resort Operations Costs and Expenses	7,722	7,082		30,311	27,783	23,972
Loan Portfolio Expense	246	223		858	1,211	1,025
Other Cost and Expense, Operating	0	0		0	0	0
General and Administrative Expense	0	0		0	0	0
Depreciation, Depletion and Amortization, Nonproduction	0	0		0	0	0
Interest Expense	0	0		0	0	0
Gains (Losses) on Extinguishment of Debt						0
Impairments and other write-offs	0	0		0	0	0
Gain (Loss) on Disposition of Assets	0	0		0	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount		0		0	0
Costs and Expenses	17,747	15,580		66,499	56,119	47,441
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	25,950	21,116		86,789	81,159	70,281
Income Tax Expense (Benefit)	0	0		0	0	0
Net income (loss)	25,950	21,116		86,789	81,159	70,281
Vacation Interest Sales and Financing [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	91,668	54,572		293,098	194,759	202,109
Management and member services	0	0		0	0	0
Consolidated Resort Operations	0	0		0	0	0
Interest Income, Operating	12,858	13,327		51,769	44,410	39,150
Other Operating Income	4,832	4,026		24,076	11,699	11,667
Revenues	109,358	71,925		368,943	250,868	252,926
Time Share Costs	17,846	8,231		32,150	(9,695)	39,730
Marketing and Advertising Expense	50,359	34,819		178,365	128,717	114,029
Vacation Interest Carrying Cost Net	8,237	9,272		36,363	41,331	29,821
Management and member services costs and expenses	0	0		0	0	0
Consolidated Resort Operations Costs and Expenses	0	0		0	0	0
Loan Portfolio Expense	2,259	2,128		8,628	7,441	7,575
Other Cost and Expense, Operating	368	1,158		8,507	3,399	3,168
General and Administrative Expense	0	0		0	0	0
Depreciation, Depletion and Amortization, Nonproduction	0	0		0	0	0
Interest Expense	4,078	4,920		18,735	18,624	18,203
Gains (Losses) on Extinguishment of Debt						0
Impairments and other write-offs	0	0		0	0	0
Gain (Loss) on Disposition of Assets	0	0		0	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount		0		0	0
Costs and Expenses	83,147	60,528		282,748	189,817	212,526
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	26,211	11,397		86,195	61,051	40,400
Income Tax Expense (Benefit)	0	0		0	0	0
Net income (loss)	26,211	11,397		86,195	61,051	40,400
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	0	0		0	0	0
Management and member services	0	0		0	0	0
Consolidated Resort Operations	0	0		0	0	0
Interest Income, Operating	397	329		1,437	2,875	177
Other Operating Income	0	0		0	0	0
Revenues	397	329		1,437	2,875	177
Time Share Costs	0			0	0	0
Marketing and Advertising Expense	0			0	0	0
Vacation Interest Carrying Cost Net	0			0	0	0
Management and member services costs and expenses	0	0		0	0	0
Consolidated Resort Operations Costs and Expenses	0	0		0	0	0
Loan Portfolio Expense	0	0		0	0	0
Other Cost and Expense, Operating	0	0		0	0	0
General and Administrative Expense	22,800	20,760		99,015	80,412	67,905
Depreciation, Depletion and Amortization, Nonproduction	6,254	3,805		18,857	13,966	11,939
Interest Expense	20,764	17,011		77,422	63,386	48,959
Gains (Losses) on Extinguishment of Debt						(1,081)
Impairments and other write-offs	79	(11)		1,009	1,572	3,330
Gain (Loss) on Disposition of Assets	(50)	(72)		(605)	(708)	(1,923)
Business Combination, Bargain Purchase, Gain Recognized, Amount		(51)		(20,610)	(14,329)
Costs and Expenses	49,847	41,442		175,088	144,299	131,291
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(49,450)	(41,113)		(173,651)	(141,424)	(131,114)
Income Tax Expense (Benefit)	438	975		(14,310)	(9,517)	(1,274)
Net income (loss)	$ (49,888)	$ (42,088)		$ (159,341)	$ (131,907)	$ (129,840)

Segment Reporting Segment reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Time Share Revenue	$ 98,340	$ 58,687		$ 318,555	$ 211,321	$ 214,764
Provision for Uncollectible Vacation Interest Sales Revenue	6,672	4,115		25,457	16,562	12,655
Vacation Interest Net	91,668	54,572		293,098	194,759	202,109
Management and member services	31,587	27,280		114,937	99,306	86,206
Consolidated Resort Operations	8,620	8,534		33,756	29,893	26,547
Interest Income, Operating	13,255	13,656		53,206	47,285	39,327
Other Operating Income	8,322	4,908		28,671	19,778	16,636
Revenues	153,452	108,950		523,668	391,021	370,825
Time Share Costs	17,846	8,231		32,150	(9,695)	39,730
Marketing and Advertising Expense	50,359	34,819		178,365	128,717	114,029
Vacation Interest Carrying Cost Net	8,237	9,272		36,363	41,331	29,821
Management and member services costs and expenses	9,779	8,275		35,330	27,125	22,444
Consolidated Resort Operations Costs and Expenses	7,722	7,082		30,311	27,783	23,972
Loan Portfolio Expense	2,505	2,351		9,486	8,652	8,600
Other Cost and Expense, Operating	368	1,158		8,507	3,399	3,168
General and Administrative Expense	22,800	20,760		99,015	80,412	67,905
Depreciation, Depletion and Amortization, Nonproduction	6,254	3,805		18,857	13,966	11,939
Interest Expense	24,842	21,931		96,157	82,010	67,162
Gains (Losses) on Extinguishment of Debt				0	0	1,081
Impairments and other write-offs	79	(11)		1,009	1,572	3,330
Gain (Loss) on Disposition of Assets	50	72		605	708	1,923
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	51		20,610	14,329	0
Costs and Expenses	150,741	117,550		524,335	390,235	391,258
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	2,711	(8,600)		(667)	786	(20,433)
Income Tax Expense (Benefit)	438	975		(14,310)	(9,517)	(1,274)
Net income (loss)	2,273	(9,575)	10,303	13,643	10,303	(19,159)	(19,159)
Hospitality and Management Services [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	0	0		0	0	0
Management and member services	31,587	27,280		114,937	99,306	86,206
Consolidated Resort Operations	8,620	8,534		33,756	29,893	26,547
Interest Income, Operating	0	0		0	0	0
Other Operating Income	3,490	882		4,595	8,079	4,969
Revenues	43,697	36,696		153,288	137,278	117,722
Time Share Costs	0	0		0	0	0
Marketing and Advertising Expense	0	0		0	0	0
Vacation Interest Carrying Cost Net	0	0		0	0	0
Management and member services costs and expenses	9,779	8,275		35,330	27,125	22,444
Consolidated Resort Operations Costs and Expenses	7,722	7,082		30,311	27,783	23,972
Loan Portfolio Expense	246	223		858	1,211	1,025
Other Cost and Expense, Operating	0	0		0	0	0
General and Administrative Expense	0	0		0	0	0
Depreciation, Depletion and Amortization, Nonproduction	0	0		0	0	0
Interest Expense	0	0		0	0	0
Gains (Losses) on Extinguishment of Debt						0
Impairments and other write-offs	0	0		0	0	0
Gain (Loss) on Disposition of Assets	0	0		0	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount		0		0	0
Costs and Expenses	17,747	15,580		66,499	56,119	47,441
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	25,950	21,116		86,789	81,159	70,281
Income Tax Expense (Benefit)	0	0		0	0	0
Net income (loss)	25,950	21,116		86,789	81,159	70,281
Vacation Interest Sales and Financing [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	91,668	54,572		293,098	194,759	202,109
Management and member services	0	0		0	0	0
Consolidated Resort Operations	0	0		0	0	0
Interest Income, Operating	12,858	13,327		51,769	44,410	39,150
Other Operating Income	4,832	4,026		24,076	11,699	11,667
Revenues	109,358	71,925		368,943	250,868	252,926
Time Share Costs	17,846	8,231		32,150	(9,695)	39,730
Marketing and Advertising Expense	50,359	34,819		178,365	128,717	114,029
Vacation Interest Carrying Cost Net	8,237	9,272		36,363	41,331	29,821
Management and member services costs and expenses	0	0		0	0	0
Consolidated Resort Operations Costs and Expenses	0	0		0	0	0
Loan Portfolio Expense	2,259	2,128		8,628	7,441	7,575
Other Cost and Expense, Operating	368	1,158		8,507	3,399	3,168
General and Administrative Expense	0	0		0	0	0
Depreciation, Depletion and Amortization, Nonproduction	0	0		0	0	0
Interest Expense	4,078	4,920		18,735	18,624	18,203
Gains (Losses) on Extinguishment of Debt						0
Impairments and other write-offs	0	0		0	0	0
Gain (Loss) on Disposition of Assets	0	0		0	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount		0		0	0
Costs and Expenses	83,147	60,528		282,748	189,817	212,526
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	26,211	11,397		86,195	61,051	40,400
Income Tax Expense (Benefit)	0	0		0	0	0
Net income (loss)	26,211	11,397		86,195	61,051	40,400
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Vacation Interest Net	0	0		0	0	0
Management and member services	0	0		0	0	0
Consolidated Resort Operations	0	0		0	0	0
Interest Income, Operating	397	329		1,437	2,875	177
Other Operating Income	0	0		0	0	0
Revenues	397	329		1,437	2,875	177
Time Share Costs	0			0	0	0
Marketing and Advertising Expense	0			0	0	0
Vacation Interest Carrying Cost Net	0			0	0	0
Management and member services costs and expenses	0	0		0	0	0
Consolidated Resort Operations Costs and Expenses	0	0		0	0	0
Loan Portfolio Expense	0	0		0	0	0
Other Cost and Expense, Operating	0	0		0	0	0
General and Administrative Expense	22,800	20,760		99,015	80,412	67,905
Depreciation, Depletion and Amortization, Nonproduction	6,254	3,805		18,857	13,966	11,939
Interest Expense	20,764	17,011		77,422	63,386	48,959
Gains (Losses) on Extinguishment of Debt						1,081
Impairments and other write-offs	79	(11)		1,009	1,572	3,330
Gain (Loss) on Disposition of Assets	50	72		605	708	1,923
Business Combination, Bargain Purchase, Gain Recognized, Amount		51		20,610	14,329
Costs and Expenses	49,847	41,442		175,088	144,299	131,291
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(49,450)	(41,113)		(173,651)	(141,424)	(131,114)
Income Tax Expense (Benefit)	438	975		(14,310)	(9,517)	(1,274)
Net income (loss)	$ (49,888)	$ (42,088)		$ (159,341)	$ (131,907)	$ (129,840)

Geographic Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Financing Receivable, Net	$ 320,967		$ 312,932	$ 283,302
Revenues	153,452	108,950	523,668	391,021	370,825
Inventory, Net	300,488	256,525	315,867	256,805
Property, Plant and Equipment, Net	55,055		55,120	48,177
Intangible Assets, Net (Excluding Goodwill)	108,312		112,498	68,109
Assets, Noncurrent	784,822		796,417	656,393
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Financing Receivable, Net	1,795		1,977	1,344
Revenues	14,001	9,564	47,615	44,218	45,115
Inventory, Net	39,814		40,515	23,084
Property, Plant and Equipment, Net	4,302		4,477	4,480
Intangible Assets, Net (Excluding Goodwill)	8,021		9,357	4,227
Assets, Noncurrent	53,932		56,326	33,135
NORTH AMERICA [Domain]
Revenues from External Customers and Long-Lived Assets [Line Items]
Financing Receivable, Net	319,172		310,955	281,958
Revenues	139,451	99,386	476,053	346,803	325,710
Inventory, Net	260,674		275,352	233,721
Property, Plant and Equipment, Net	50,753		50,643	43,697
Intangible Assets, Net (Excluding Goodwill)	100,291		103,141	63,882
Assets, Noncurrent	$ 730,890		$ 740,091	$ 623,258

Consolidating Financial Statements - Guarantor and Non-guarantor Subsidiaries (Details) (USD $)	3 Months Ended					9 Months Ended		12 Months Ended				109 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended		12 Months Ended				12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Jun. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 13, 2019	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Dec. 31, 2010 Tempus Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2011 PMR Acquisition [Member]	Dec. 31, 2010 PMR Acquisition [Member]	Dec. 31, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2011 Aegean Blue Acquisition [Member]	Dec. 31, 2010 Aegean Blue Acquisition [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Mar. 31, 2013 Consolidation, Eliminations, Guarantor [Member]	Mar. 31, 2012 Consolidation, Eliminations, Guarantor [Member]	Sep. 30, 2011 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2011 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2010 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2009 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2011 Consolidation, Eliminations, Guarantor [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member] PMR Acquisition [Member]	Dec. 31, 2010 Consolidation, Eliminations, Guarantor [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member] Aegean Blue Acquisition [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2012 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] PMR Acquisition [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Aegean Blue Acquisition [Member]	Mar. 31, 2013 Parent and Guarantor Subsidiaries [Member]	Mar. 31, 2012 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2011 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2010 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2009 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2011 Parent and Guarantor Subsidiaries [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member] PMR Acquisition [Member]	Dec. 31, 2010 Parent and Guarantor Subsidiaries [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member] Aegean Blue Acquisition [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Mar. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Dec. 31, 2010 Restricted Subsidiaries [Member]	Mar. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Aug. 13, 2010 Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] Restricted Subsidiaries [Member]	Dec. 31, 2012 Senior Notes [Member] Restricted Subsidiaries [Member]	Dec. 31, 2011 Senior Notes [Member] Restricted Subsidiaries [Member]	Mar. 31, 2013 Consolidation, Eliminations, Guarantor [Member]	Mar. 31, 2012 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2011 Consolidation, Eliminations, Guarantor [Member]	Mar. 31, 2013 Consolidation, Eliminations, Guarantor [Member] Senior Notes [Member]	Dec. 31, 2012 Consolidation, Eliminations, Guarantor [Member] Senior Notes [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Senior Notes [Member]	Mar. 31, 2013 Parent and Guarantor Subsidiaries [Member]	Mar. 31, 2012 Parent and Guarantor Subsidiaries [Member]	Sep. 30, 2012 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2011 Parent and Guarantor Subsidiaries [Member]	Mar. 31, 2013 Parent and Guarantor Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2012 Parent and Guarantor Subsidiaries [Member] Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Time Sharing Transactions, Allowance for Uncollectible Accounts on Receivables Sold with Recourse	$ (84,907,000)							$ (83,784,000)	$ (94,478,000)														$ (84,907,000)	$ (83,784,000)	$ (94,478,000)																																													$ 0		$ 0	$ 0				$ (72,525,000)		$ (77,970,000)	$ (71,113,000)			$ 12,382,000			$ 5,814,000	$ 23,365,000
Increase Decrease in Escrow and Restricted Cash	(14,189,000)	(8,765,000)						(6,381,000)	(1,024,000)	10,526,000																0	0		0	0	0						(2,075,000)	(455,000)		(218,000)	1,412,000	13,637,000						(12,114,000)	(8,310,000)	(6,163,000)	(2,436,000)	(3,111,000)
Proceeds from Issuance of Senior Long-term Debt										414,430,000																					0											0										414,430,000
Net income (loss)	2,273,000	(9,575,000)				10,303,000		13,643,000	10,303,000	(19,159,000)	(19,159,000)															(6,753,000)	(2,906,000)		(19,064,000)	(3,203,000)	0						1,556,000	(4,639,000)		12,342,000	(889,000)	(11,341,000)						7,470,000	(2,030,000)	20,365,000	14,395,000	(7,818,000)
Time Share Revenue	98,340,000	58,687,000						318,555,000	211,321,000	214,764,000
Cash and Cash Equivalents, at Carrying Value	26,204,000	18,191,000						21,061,000	19,897,000	27,329,000	17,186,000															0	0		0	0	0	0					14,468,000	8,671,000		12,589,000	9,061,000	8,743,000	6,585,000					11,736,000	9,520,000	8,472,000	10,836,000	18,586,000	10,601,000
Restricted Cash and Cash Equivalents	56,381,000							42,311,000	33,988,000																	0			0	0							20,531,000			18,575,000	16,415,000							35,850,000		23,736,000	17,573,000
Financing Receivable, Net	320,967,000							312,932,000	283,302,000																	(3,000)			(4,000)	(5,000)							291,714,000			279,563,000	276,731,000							29,256,000		33,373,000	6,576,000
Due from Related Parties	2,089,000	4,589,000					(6,267,000)	1,878,000	(6,267,000)	(5,776,000)																9,399,000	5,526,000	8,518,000	18,658,000		55,000						(8,037,000)	11,554,000	(12,141,000)	13,614,000		(4,821,000)						727,000	(12,491,000)	(30,394,000)	(2,644,000)	(1,010,000)
Prepaid Expense and Other Assets	122,766,000							58,024,000	53,477,000																	(14,262,000)			(14,182,000)	(14,268,000)							55,233,000			21,497,000	21,492,000							81,795,000		50,709,000	46,253,000
Inventory, Net	300,488,000	256,525,000						315,867,000	256,805,000																	(29,012,000)			(22,261,000)	(3,204,000)							115,614,000			117,629,000	62,691,000							213,886,000		220,499,000	197,318,000
Property, Plant and Equipment, Net	55,055,000							55,120,000	48,177,000																	0			0	0							24,966,000			25,610,000	26,731,000							30,089,000		29,510,000	21,446,000
Assets Held-for-sale, Long Lived	4,886,000							5,224,000	5,517,000																	0			0	0							4,886,000			5,224,000	5,517,000							0		0	0
Intangible Assets, Net (Excluding Goodwill)	108,312,000							112,498,000	68,109,000																	0			0	0							81,233,000			84,929,000	38,285,000							27,079,000		27,569,000	29,824,000
Assets	1,053,803,000							993,008,000	833,219,000																	(181,188,000)			(169,670,000)	(121,262,000)							655,261,000			608,389,000	507,802,000							579,730,000		554,289,000	446,679,000
Accounts payable	13,524,000							15,719,000	12,353,000																	0			0	0							6,715,000			6,199,000	4,588,000							6,809,000		9,520,000	7,765,000
Due to related parties, net	35,552,000	50,472,000					23,965,000	23,021,000	23,965,000	5,255,000																(9,397,000)	(5,045,000)	(8,572,000)	(19,211,000)		(1,061,000)						22,603,000	25,138,000	34,228,000	(2,576,000)		(67,609,000)						22,346,000	30,379,000	44,808,000	(1,691,000)	(73,925,000)
Accrued Liabilities	100,020,000							106,451,000	70,326,000																	(1,144,000)			(1,065,000)	(2,036,000)							36,313,000			35,120,000	19,142,000							64,851,000		72,396,000	53,220,000
Accrued Income Taxes	855,000							701,000	3,491,000																	0			0	0							855,000			701,000	3,491,000							0		0	0
Deferred Revenue	108,443,000							93,833,000	70,774,000																	0			0	0							18,891,000			14,181,000	11,013,000							89,552,000		79,652,000	59,761,000
Senior Notes	416,747,000							416,491,000	415,546,000																	0			0	0							0			0	0							416,747,000		416,491,000	415,546,000
Securitization Notes and Conduit Facility Net	278,928,000							256,302,000	250,895,000																	0			0	0							278,928,000			256,302,000	250,895,000							0		0	0
Notes Payable	137,545,000							137,906,000	71,514,000																	0			0	0							130,976,000			134,687,000	69,673,000							6,569,000		3,219,000	1,841,000
Liabilities	1,152,861,000							1,091,607,000	950,421,000																	(156,468,000)			(151,560,000)	(121,128,000)							643,941,000			602,393,000	511,871,000							665,388,000		640,774,000	559,678,000
Capital Units, Value	155,568,000							155,568,000	152,247,000																	(14,262,000)			(14,182,000)	(14,218,000)							26,736,000			26,655,000	26,692,000							143,094,000		143,095,000	139,773,000
Retained Earnings (Accumulated Deficit)	(235,161,000)							(237,434,000)	(251,077,000)																	(10,844,000)			(4,444,000)	13,408,000							(23,456,000)			(25,012,000)	(37,503,000)							(200,861,000)		(207,978,000)	(226,982,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(19,465,000)							(16,733,000)	(18,372,000)																	386,000			516,000	676,000							8,040,000			4,353,000	6,742,000							(27,891,000)		(21,602,000)	(25,790,000)
Capital	(99,058,000)							(98,599,000)	(117,202,000)																	(24,720,000)			(18,110,000)	(134,000)							11,320,000			5,996,000	(4,069,000)							(85,658,000)		(86,485,000)	(112,999,000)
Liabilities and Member Capital	1,053,803,000							993,008,000	833,219,000																	(181,188,000)			(169,670,000)	(121,262,000)							655,261,000			608,389,000	507,802,000							579,730,000		554,289,000	446,679,000
Provision for Uncollectible Vacation Interest Sales Revenue	(6,672,000)	(4,115,000)						(25,457,000)	(16,562,000)	(12,655,000)																0			0	0	0						(291,000)	(47,000)		1,547,000	(621,000)	(165,000)						(6,381,000)	(4,068,000)	(27,004,000)	(15,941,000)	(12,490,000)						(6,476,000)	(4,115,000)	(26,539,000)	(17,103,000)
Vacation Interest Net	91,668,000	54,572,000						293,098,000	194,759,000	202,109,000																0	0		0	1,000	0						14,406,000	7,071,000		45,129,000	27,762,000	23,072,000						77,262,000	47,501,000	247,969,000	166,996,000	179,037,000
Management and member services	31,587,000	27,280,000						114,937,000	99,306,000	86,206,000																(4,604,000)	(2,172,000)		(12,284,000)	(5,600,000)	(1,152,000)						9,929,000	6,373,000		33,115,000	23,499,000	19,309,000						26,262,000	23,079,000	94,106,000	81,407,000	68,049,000
Consolidated Resort Operations	8,620,000	8,534,000						33,756,000	29,893,000	26,547,000																0	0		0	0	0						2,093,000	2,071,000		7,237,000	4,839,000	3,367,000						6,527,000	6,463,000	26,519,000	25,054,000	23,180,000
Interest Income, Operating	13,255,000	13,656,000						53,206,000	47,285,000	39,327,000																(439,000)	(636,000)		(2,436,000)	(3,018,000)	(3,022,000)						13,787,000	13,784,000		53,808,000	46,083,000	38,273,000						(93,000)	508,000	1,834,000	4,220,000	4,076,000
Other Operating Income	8,322,000	4,908,000						28,671,000	19,778,000	16,636,000																(12,913,000)	(5,685,000)		(38,063,000)	(12,994,000)	(5,410,000)						10,963,000	3,752,000		31,628,000	7,494,000	2,765,000						10,272,000	6,841,000	35,106,000	25,278,000	19,281,000
Revenues	153,452,000	108,950,000						523,668,000	391,021,000	370,825,000																(17,956,000)	(8,493,000)		(52,783,000)	(21,611,000)	(9,584,000)						51,178,000	33,051,000		170,917,000	109,677,000	86,786,000						120,230,000	84,392,000	405,534,000	302,955,000	293,623,000
Time Share Costs	17,846,000	8,231,000						32,150,000	(9,695,000)	39,730,000																0	0		0	0	0						1,193,000	1,436,000		5,788,000	5,836,000	3,795,000						16,653,000	6,795,000	26,362,000	(15,531,000)	35,935,000
Marketing and Advertising Expense	50,359,000	34,819,000						178,365,000	128,717,000	114,029,000																(894,000)	(180,000)		(1,953,000)	(524,000)	0						9,291,000	4,487,000		28,042,000	18,718,000	16,911,000						41,962,000	30,512,000	152,276,000	110,523,000	97,118,000
Vacation Interest Carrying Cost Net	8,237,000	9,272,000						36,363,000	41,331,000	29,821,000																(1,056,000)	(393,000)		(2,564,000)	(1,185,000)	0						4,768,000	4,313,000		19,506,000	14,682,000	7,642,000						4,525,000	5,352,000	19,421,000	27,834,000	22,179,000
Management and member services costs and expenses	9,779,000	8,275,000						35,330,000	27,125,000	22,444,000																(3,693,000)	(1,134,000)		(10,277,000)	(5,076,000)	(1,152,000)						3,805,000	2,738,000		14,481,000	13,645,000	6,838,000						9,667,000	6,671,000	31,126,000	18,556,000	16,758,000
Consolidated Resort Operations Costs and Expenses	7,722,000	7,082,000						30,311,000	27,783,000	23,972,000																0	0		0	0	0						1,609,000	1,566,000		6,033,000	4,141,000	2,008,000						6,113,000	5,516,000	24,278,000	23,642,000	21,964,000
Loan Portfolio Expense	2,505,000	2,351,000						9,486,000	8,652,000	8,600,000																(2,522,000)	(1,813,000)		(8,919,000)	(6,406,000)	(5,410,000)						2,795,000	2,033,000		10,125,000	7,527,000	7,008,000						2,232,000	2,131,000	8,280,000	7,531,000	7,002,000
Other Cost and Expense, Operating	368,000	1,158,000						8,507,000	3,399,000	3,168,000																(2,599,000)	(1,430,000)		(7,568,000)	(2,199,000)	0						2,083,000	800,000		5,863,000	1,128,000	58,000						884,000	1,788,000	10,212,000	4,470,000	3,110,000
General and Administrative Expense	22,800,000	20,760,000						99,015,000	80,412,000	67,905,000																0	(1,000)		(2,000)	0	0						7,149,000	6,823,000		37,788,000	25,639,000	15,293,000						15,651,000	13,938,000	61,229,000	54,773,000	52,612,000
Depreciation, Depletion and Amortization	6,254,000	3,805,000						18,857,000																		0	0		0								4,020,000	1,973,000		11,195,000								2,234,000	1,832,000	7,662,000
Share-based Compensation								3,321,000																					0											0										3,321,000
Depreciation, Depletion and Amortization, Nonproduction	6,254,000	3,805,000						18,857,000	13,966,000	11,939,000																				0	0										5,717,000	2,991,000									8,249,000	8,948,000
Gains (Losses) on Extinguishment of Debt								0	0	1,081,000																					0											0										1,081,000
Interest Expense	24,842,000	21,931,000						96,157,000	82,010,000	67,162,000																(439,000)	(636,000)		(2,436,000)	(3,018,000)	(3,022,000)						12,466,000	11,220,000		53,603,000	36,953,000	36,975,000						12,815,000	11,347,000	44,990,000	48,075,000	33,209,000
Extinguishment of Debt, Gain (Loss), Net of Tax										1,081,000																					0											0
Asset Impairment Charges	79,000	(11,000)						1,009,000	1,572,000	3,330,000																0	0		0	0	0						79,000	(22,000)		808,000	1,016,000	2,318,000						0	11,000	201,000	556,000	1,012,000
Gain (Loss) on Disposition of Assets	(50,000)	(72,000)						(605,000)	(708,000)	(1,923,000)																0	0		0	0	0						(51,000)	(71,000)		(621,000)	(689,000)	(1,960,000)						1,000	(1,000)	16,000	(19,000)	(37,000)
Change in deferred income taxes								(13,010,000)	(8,567,000)	(377,000)																					0											(377,000)										0
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	(51,000)						(20,610,000)	(14,329,000)	0				(14,329,000)		(20,741,000)	(14,329,000)	0	(100,000)								0		0	0			0	0				(51,000)		(20,610,000)	(14,329,000)			(14,329,000)	(20,741,000)				0	0	0			0	0
Increase (Decrease) in Deferred Income Taxes									(8,567,000)																					0											(8,567,000)										0
Payments to acquire productive assets-supplemental cash flow										(30,722,000)				104,917,000		56,106,000															0		0	0								(30,722,000)		104,917,000	56,106,000							0		0	0
Deferred Income Tax Expense (Benefit)								(13,010,000)	(8,568,000)	0				8,567,000		13,010,000	8,567,000	0											0					0						(13,010,000)				8,567,000	13,010,000					0					0
Total costs and expenses	150,741,000	117,550,000						524,335,000	390,235,000	391,258,000																(11,203,000)	(5,587,000)		(33,719,000)	(18,408,000)	(9,584,000)						49,207,000	37,245,000		172,001,000	119,984,000	99,877,000						112,737,000	85,892,000	386,053,000	288,659,000	300,965,000
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	2,711,000	(8,600,000)						(667,000)	786,000	(20,433,000)																(6,753,000)	(2,906,000)		(19,064,000)	(3,203,000)	0						1,971,000	(4,194,000)		(1,084,000)	(10,307,000)	(13,091,000)						7,493,000	(1,500,000)	19,481,000	14,296,000	(7,342,000)
Income Tax Expense (Benefit)	438,000	975,000						(14,310,000)	(9,517,000)	(1,274,000)																0	0		0	0	0						415,000	445,000		(13,426,000)	(9,418,000)	(1,750,000)						23,000	530,000	(884,000)	(99,000)	476,000
Amortization of Financing Costs and Discounts	1,874,000	1,506,000						6,293,000	6,138,000	2,521,000																0			0	0	0						1,220,000	933,000		3,883,000	4,024,000	1,430,000						654,000	573,000	2,410,000	2,114,000	1,091,000
Amortization of Loan Origination Costs and Discounts	(1,230,000)	(248,000)						(2,342,000)	(3,562,000)	(3,007,000)																0			0	0	0						(48,000)	(919,000)		775,000	(1,113,000)	0						(1,182,000)	(671,000)	(3,117,000)	(2,449,000)	(3,007,000)
Foreign Currency Transaction Gain (Loss), Realized	61,000	(29,000)						113,000	(72,000)	42,000																	0		0	0	0						61,000	(29,000)		113,000	(72,000)	42,000						0	0	0	0	0
Gain Loss on Mortgage Repurchase	0	(11,000)						(27,000)	(196,000)	(191,000)																			0	0	0							0		0	0	0							(11,000)	(27,000)	(196,000)	(191,000)
Increase Decrease in Mortgages and Contracts Receivable	(16,058,000)	(634,000)					(10,000)	(51,716,000)	(10,000)	12,190,000																(1,000)	0	(8,000)	(1,000)		(8,000)						(12,607,000)	75,000	(11,834,000)	5,252,000		108,816,000						(3,450,000)	(709,000)	(56,967,000)	11,832,000	(96,618,000)
Increase (Decrease) in Other Receivables	12,193,000	12,226,000					5,522,000	(7,756,000)	5,522,000	3,041,000																0	40,000	137,000	(410,000)		(44,000)						3,234,000	3,422,000	7,287,000	(121,000)		4,072,000						8,959,000	8,764,000	(7,225,000)	(1,902,000)	(987,000)
Increase (Decrease) in Prepaid Expense	(64,407,000)	(60,054,000)					(6,271,000)	(4,295,000)		115,000																80,000	833,000	0	0		(1,159,000)						(33,232,000)	(27,875,000)	(4,020,000)	217,000		(203,000)						(31,255,000)	(33,012,000)	(4,512,000)	(2,251,000)	(1,477,000)
Increase (Decrease) in Inventories	13,210,000	1,454,000					(39,329,000)	(24,025,000)	(39,329,000)	10,308,000																6,751,000	2,056,000	3,204,000	19,057,000		0						(158,000)	(2,618,000)	(4,305,000)	(19,977,000)		441,000						6,617,000	2,016,000	(23,105,000)	(38,228,000)	9,867,000
Increase (Decrease) in Accounts Payable	(1,884,000)	(220,000)					4,187,000	(502,000)	4,187,000	(3,224,000)																0	0	0	0		0						827,000	(1,283,000)	1,904,000	(2,257,000)		(376,000)						(2,711,000)	1,063,000	1,755,000	2,283,000	(2,848,000)
Increase (Decrease) in Accrued Liabilities	(3,051,000)	(5,533,000)					2,588,000	32,186,000	2,588,000	18,447,000																(79,000)	329,000	(76,000)	971,000		(101,000)						4,585,000	(358,000)	3,197,000	12,567,000		(4,440,000)						(7,557,000)	(5,504,000)	18,648,000	(533,000)	22,988,000
Increase (Decrease) in Income Taxes Payable	1,089,000	435,000					(1,082,000)	(3,232,000)	(1,082,000)	4,632,000																0	0	0	0		0						191,000	399,000	154,000	(2,934,000)		4,388,000						898,000	36,000	(298,000)	(1,236,000)	244,000
Increase (Decrease) in Deferred Revenue	15,415,000	18,537,000					1,372,000	22,258,000	1,372,000	8,632,000																0	(833,000)	0	0		0						5,515,000	3,864,000	(3,032,000)	2,367,000		(809,000)						9,900,000	15,506,000	19,891,000	4,404,000	9,441,000
Net cash provided by operating activities	10,338,000	20,701,000					9,292,000	24,600,000	9,292,000	66,001,000																0	0	0	0		0						(9,855,000)	9,540,000	(617,000)	(2,070,000)		33,133,000						20,193,000	11,161,000	26,670,000	9,909,000	32,868,000
Payments to Acquire Property, Plant, and Equipment	(2,524,000)	(1,885,000)						(14,335,000)	(6,276,000)	(5,553,000)																0	0		0	0	0						(199,000)	(210,000)		(664,000)	(1,234,000)	(1,196,000)						(2,325,000)	(1,675,000)	(13,671,000)	(5,042,000)	(4,357,000)
Purchase of assets in connection acquisition, net cash acquired								0	0	(30,722,000)			0	(102,400,000)	0	(51,635,000)	0	0		(4,471,000)	0	0											0	0	0	0								(102,400,000)	(51,635,000)	(30,722,000)	(4,471,000)							0	0	0	0
Payments for Disbursement of Tempus Acquisition Note Receivable								0	(3,493,000)	(3,005,000)																				0	0										(3,493,000)	(3,005,000)									0	0
Proceeds from Sale of Productive Assets	0	219,000						1,103,000	2,369,000	1,881,000																	0		0	0	0							218,000		1,101,000	2,364,000	1,880,000							1,000	2,000	5,000	1,000
Net Cash Provided by (Used in) Investing Activities	(2,524,000)	(1,666,000)						(69,338,000)	(109,800,000)	(37,399,000)																0	0		0	0	0						(199,000)	8,000		(55,669,000)	(104,763,000)	(33,043,000)						(2,325,000)	(1,674,000)	(13,669,000)	(5,037,000)	(4,356,000)
Proceeds from issuance of securitization notes and Funding Facilities	127,680,000	30,607,000						119,807,000	206,817,000	54,100,000																0	0		0	0	0						127,680,000	30,607,000		119,807,000	206,817,000	54,100,000						0	0	0	0	0
Payments on Securitization Notes and Conduit Facility	105,151,000	35,765,000						(114,701,000)	(138,910,000)	(90,226,000)																0	0		0	0	0						(105,151,000)	35,765,000		(114,701,000)	(136,849,000)	(82,696,000)						0	0	0	(2,061,000)	(7,530,000)
Repayments of Lines of Credit										(397,609,000)																					0											0										(397,609,000)
Repayments of Notes Payable	(9,816,000)	(7,088,000)						(31,267,000)	(16,861,000)	(8,221,000)																0	0		0	0	0						(7,252,000)	(4,602,000)		(21,017,000)	(8,795,000)	(445,000)						(2,564,000)	(2,486,000)	(10,250,000)	(8,066,000)	(7,776,000)
Payments of Debt Issuance Costs	(1,974,000)	(24,000)						(2,583,000)	(5,533,000)	(19,125,000)																0	0		0	0	0						(2,048,000)	(25,000)		(2,507,000)	(5,106,000)	(3,153,000)						74,000	1,000	(76,000)	(427,000)	(15,972,000)											(12,800,000)	(13,200,000)	(14,700,000)
Proceeds from Issuance or Sale of Equity					62,400,000					75,000,000																					0											0										75,000,000
Payments for Repurchase of Other Equity								(75,000,000)		75,000,000																					0											0
Proceeds from Issuance of Common and Preferred Units								0	146,651,000	75,000,000																				0											0										146,651,000
Payments for Repurchase of Warrants			(6,400,000)	(10,100,000)				0	(16,598,000)	0																				0											0										(16,598,000)
Payments for Repurchase of Common Stock			(16,400,000)					0	(16,352,000)	0																				0											0										(16,352,000)
Proceeds from (Repurchase of) Redeemable Preferred Stock								0	(108,701,000)	0																				0											0										(108,701,000)
Payments of Stock Issuance Costs	0	8,000						0	(4,632,000)	(2,888,000)																				0	0										0	0									(4,632,000)	(2,888,000)
Payments for Derivative Instrument, Financing Activities								0	0	71,000																					0											0										71,000
Net cash provided by financing activities	(2,131,000)	(20,978,000)						45,540,000	93,035,000	(18,271,000)																0	0		0	0	0						12,473,000	(10,175,000)		60,905,000	105,657,000	2,256,000						(14,604,000)	(10,803,000)	(15,365,000)	(12,622,000)	(20,527,000)
Cash and Cash Equivalents, Period Increase (Decrease)	5,683,000	(1,943,000)						802,000	(7,473,000)	10,331,000																0	0		0	0	0						2,419,000	(627,000)		3,166,000	277,000	2,346,000						3,264,000	(1,316,000)	(2,364,000)	(7,750,000)	7,985,000
Effect of Exchange Rate on Cash and Cash Equivalents	(540,000)	237,000						362,000	41,000	(188,000)																0	0		0	0	0						(540,000)	237,000		362,000	41,000	(188,000)						0	0	0	0	0
Interest Paid	32,689,000	32,054,000						80,367,000	74,138,000	44,634,000																0	0		0	0	0						7,416,000	6,439,000		29,802,000	23,017,000	18,545,000						25,273,000	25,615,000	50,565,000	51,121,000	26,089,000
Income Taxes Paid	(656,000)	549,000						1,960,000	161,000	(5,514,000)																0	0		0	0	0						220,000	51,000		2,546,000	(977,000)	(5,747,000)						(876,000)	498,000	(586,000)	1,138,000	233,000
Priority Returns and Redemption Premiums on Preferred Units								0	8,412,000	17,654,000		0																		0	0										0	0									8,412,000	17,654,000
Insurance Premiums Financed Through Issuance of Note Payable	5,914,000	6,043,000						10,504,000	8,500,000	7,897,000																0	0		0	0	0						0	0		0	0	0						5,914,000	6,043,000	10,504,000	8,500,000	7,897,000
Due from Related Parties	22,978,000							22,995,000	28,265,000																	(137,911,000)			(133,223,000)	(103,375,000)							34,482,000			27,083,000	38,550,000							126,407,000		129,135,000	93,090,000
Other Receivables, Net, Current	35,737,000							46,049,000	35,053,000																	0			0	(410,000)							12,109,000			15,665,000	12,304,000							23,628,000		30,384,000	23,159,000
Income Taxes Receivable, Current	29,000							927,000	629,000																	0											25,000											4,000
Income Taxes Receivable								927,000	629,000																				0	0										25,000	25,000									902,000	604,000
Due to Related Parties	96,799,000							64,204,000	55,522,000																	(155,324,000)			(150,495,000)	(119,092,000)							171,263,000			155,203,000	153,069,000							80,860,000		59,496,000	21,545,000
Unrealized gain on derivative instruments								0	(79,000)	(314,000)																				0	0										0	0									(79,000)	(314,000)
Gain on Business Interruption Insurance Recovery	(2,203,000)	0						0	(3,535,000)	0																				0											0							(2,203,000)			(3,535,000)
Assets Held for Sale Reclassified to Unsold Vacation Interests								0	2,750,000	0																				0											2,750,000										0
Unsold vacation interests reclassified to assets held for sale	0	18,000						431,000	0	10,064,000																	0		0		0							18,000		431,000		10,064,000							0	0		0
Propertyandequipmentreclassifiedtoassetsto be disposedbutnotactivelymarketed										588,000																					0											588,000										0
financed receivables reclassifiedto assetsheldforsale										587,000																					0											587,000										0
ProceedsfromissuanceofiILXinventoryloanintransit										1,028,000																					0											1,028,000										0
Noncash or Part Noncash Acquisition, Value of Assets Acquired										34,876,000				136,316,000		103,780,000	136,316,000	34,876,000													0		0	0								34,876,000		136,316,000	103,780,000							0		0	0
Liabilities Assumed										4,154,000				8,503,000		13,923,000	8,503,000	4,154,000													0		0	0								4,154,000		8,503,000	13,923,000							0		0	0
Debt Instrument, Unamortized Discount	(673,000)							9,262,196,000	(1,054,000)														(673,000)	(753,000)	1,054,000																																							8,509,000		(10,600,000)	(8,253,000)	(8,509,000)	(9,454,000)	0		0	0	0	0		(673,000)		0	(1,054,000)	0	0	0			753,000	0	8,253,000	8,509,000
Proceeds from Notes Payable	1,319,000	65,000						80,665,000	48,178,000	20,813,000																0	0		0	0	0						1,319,000	65,000		79,541,000	48,178,000	20,813,000						0	0	1,124,000	0	0
other receivables reclassified to assets held for sale								54,000	0	0																																																																		0			54,000						0
Managementcontractsreclassifiedtoassetsheldforsale								13,000	0	587,000																																																																		0			13,000						0
assets held for sale reclassified to management contracts								0	234,000	0																				0											234,000										0
Transfersfromassetstobedisposedbutnotactivelymarketed								0	1,589,000	0																															1,589,000										0
Provision for Doubtful Accounts	$ (6,672,000)	$ (4,115,000)						$ (25,457,000)	$ (16,562,000)																																																			$ (25,457,000)	$ (16,562,000)	$ (12,655,000)								$ 0	$ 0	$ 0	$ 0				$ (291,000)	$ (47,000)	$ 1,547,000	$ (621,000)			$ 6,381,000	$ 4,068,000		$ 27,004,000	$ 15,941,000

Impairments and other write-ofs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairments and other write-offs	$ 79	$ (11)	$ 1,009	$ 1,572	$ 3,330

Impairments and other write-ofs Impairments and other write-offs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairments and other write-offs [Abstract]
European resorts held for sale (lower of cost or net realizable value)			$ 494	$ 670	$ 2,319
European resorts held for sale (lower of cost or net realizable value)	79	(11)	1,009	1,572	3,330
Intangible assets associated with an unprofitable European golf course			213	0	0
Abandoned information technology projects previously capitalized			183	362	0
Slow moving consumables inventory			119	192	0
Unrecoverable deposits on open market purchases of Vacation Interest Points			0	181	0
Slow moving consumables inventory			0	0	942
Other			$ 0	$ 167	$ 69

Subsequent events (USD $) In Millions, unless otherwise specified	Nov. 23, 2010	Jan. 23, 2013 DROT 2013 [Member] Subsequent Event [Member] Issuance of Debt [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2013 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2013 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 1.5	$ 93.6
Debt, Weighted Average Interest Rate			2.00%	2.00%